UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21265

PowerShares Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of January 31, 2017 is set forth below.

Schedule of Investments(a)

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 23.4%
797	Amazon.com, Inc.(b)	$656,314
1,538	Charter Communications, Inc., Class A(b)	498,235
1,614	Children’s Place, Inc. (The)	156,558
3,946	China Lodging Group Ltd. ADR (China)(b)	213,202
6,854	Core-Mark Holding Co., Inc.	239,410
2,446	Cracker Barrel Old Country Store, Inc.	386,615
14,986	Denny’s Corp.(b)	182,380
2,535	Dorman Products, Inc.(b)	174,966
3,062	Grand Canyon Education, Inc.(b)	180,597
2,103	Jack in the Box, Inc.	226,956
5,285	Liberty Ventures, Series A(b)	230,690
5,199	LKQ Corp.(b)	165,900
6,728	Nutrisystem, Inc.	222,360
2,175	O’Reilly Automotive, Inc.(b)	570,437
9,877	Papa John’s International, Inc.	841,718
1,751	Pool Corp.	184,836
636	Priceline Group, Inc. (The)(b)	1,001,783
9,667	Ross Stores, Inc.	639,085
5,324	SodaStream International Ltd. (Israel)(b)	234,203
4,844	Texas Roadhouse, Inc.	225,924
10,038	Tile Shop Holdings, Inc.(b)	191,726
716	Ulta Beauty, Inc.(b)	194,952

		7,618,847

	Consumer Staples - 1.2%
948	Coca-Cola Bottling Co. Consolidated	160,060
1,751	J & J Snack Foods Corp.	223,375

		383,435

	Energy - 2.2%
3,287	Diamondback Energy, Inc.(b)	345,694
7,866	Golar LNG Partners LP (United Kingdom)	194,920
2,396	PDC Energy, Inc.(b)	177,160

		717,774

	Financials - 20.3%
4,677	Ameris Bancorp	210,933
10,543	Arch Capital Group Ltd.(b)	931,474
13,014	Bank of the Ozarks, Inc.	714,078
3,272	Banner Corp.	183,625
5,992	E*TRADE Financial Corp.(b)	224,400
5,981	Eagle Bancorp, Inc.(b)	366,336
7,754	East West Bancorp, Inc.	398,866
33,978	EZCORP, Inc., Class A(b)	336,382
6,923	First Merchants Corp.	265,359
7,971	Home BancShares, Inc.	214,739
2,772	Independent Bank Group, Inc.	172,280
3,967	LegacyTexas Financial Group, Inc.	163,916
5,496	MarketAxess Holdings, Inc.	1,029,126
9,130	Meridian Bancorp, Inc.	172,101
5,024	Pinnacle Financial Partners, Inc.	335,854
1,138	Signature Bank(b)	179,258
2,134	Texas Capital Bancshares, Inc.(b)	176,055
5,102	TowneBank	164,284
6,704	United Community Banks, Inc.	188,584
3,698	WSFS Financial Corp.	167,519

		6,595,169

	Health Care - 15.2%
2,739	Align Technology, Inc.(b)	251,139
29,187	Array BioPharma, Inc.(b)	317,263
1,567	Atrion Corp.	765,636
1,538	Celgene Corp.(b)	178,639
6,533	Clovis Oncology, Inc.(b)	423,338

49,660	Exelixis, Inc.(b)	$899,839
2,379	ICON PLC(b)	199,979
4,569	IDEXX Laboratories, Inc.(b)	558,926
3,349	Ionis Pharmaceuticals, Inc.(b)	149,030
3,187	Masimo Corp.(b)	234,499
2,617	Neogen Corp.(b)	172,827
3,475	NuVasive, Inc.(b)	245,926
6,711	Spectranetics Corp. (The)(b)	173,479
2,375	TESARO, Inc.(b)	386,745

		4,957,265

	Industrials - 9.9%
5,775	AAON, Inc.	196,061
4,096	American Woodmark Corp.(b)	291,635
5,244	Apogee Enterprises, Inc.	299,327
4,581	Chart Industries, Inc.(b)	177,697
1,432	Cintas Corp.	166,270
5,630	Gibraltar Industries, Inc.(b)	247,157
11,444	JetBlue Airways Corp.(b)	224,417
4,443	Middleby Corp. (The)(b)	596,162
3,654	Multi-Color Corp.	282,089
3,152	Old Dominion Freight Line, Inc.(b)	278,259
13,531	SkyWest, Inc.	478,997

		3,238,071

	Information Technology - 27.3%
3,934	Advanced Energy Industries, Inc.(b)	231,477
16,918	Amkor Technology, Inc.(b)	159,198
2,957	Broadcom Ltd.	589,921
8,248	Cadence Design Systems, Inc.(b)	214,695
4,492	Cirrus Logic, Inc.(b)	270,957
2,736	Cognex Corp.	184,844
1,359	Coherent, Inc.(b)	214,355
8,416	Ebix, Inc.	467,088
6,009	Electronic Arts, Inc.(b)	501,331
3,642	Facebook, Inc., Class A(b)	474,625
6,447	Finisar Corp.(b)	190,638
5,865	II-VI, Inc.(b)	214,072
2,177	InterDigital, Inc.	203,332
5,510	Intuit, Inc.	653,376
1,892	Jack Henry & Associates, Inc.	169,864
3,343	Littelfuse, Inc.	527,225
8,037	Logitech International SA (Switzerland)	230,421
3,916	LogMeIn, Inc.	423,320
5,472	Monolithic Power Systems, Inc.	477,377
5,665	NVIDIA Corp.	618,505
5,801	Orbotech Ltd. (Israel)(b)	202,397
5,902	PC Connection, Inc.	161,007
7,328	PDF Solutions, Inc.(b)	164,953
5,749	Proofpoint, Inc.(b)	460,840
2,956	Stamps.com, Inc.(b)	359,302
6,214	Take-Two Interactive Software, Inc.(b)	333,381
12,412	TTM Technologies, Inc.(b)	184,070

		8,882,571

	Materials - 0.5%
4,540	Steel Dynamics, Inc.	153,497

	Total Common Stocks and Other Equity Interests (Cost $26,545,153)	32,546,629

	Money Market Fund - 0.2%
60,389	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $60,389)	60,389

	Total Investments (Cost $26,605,542)(d) - 100.2%	32,607,018
	Other assets less liabilities - (0.2)%	(63,044)

	Net Assets - 100.0%	$32,543,974

Investment Abbreviations:

ADR - American Depositary Receipt

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $26,625,261. The net unrealized appreciation was $5,981,757, which consisted of aggregate gross unrealized appreciation of $6,276,213 and aggregate gross unrealized depreciation of $294,456.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Market Portfolio (PWC)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 12.4%
18,244	Aaron’s, Inc.	$564,469
67,377	Best Buy Co., Inc.	2,999,624
6,337	Capella Education Co.	541,814
5,158	Children’s Place, Inc. (The)	500,326
3,180	Domino’s Pizza, Inc.	555,037
9,904	iRobot Corp.(b)	599,786
56,979	Kohl’s Corp.	2,269,474
18,202	Marcus Corp. (The)	539,689
6,172	Papa John’s International, Inc.	525,978
25,393	Planet Fitness, Inc., Class A	534,269
45,690	Ross Stores, Inc.	3,020,566
7,734	Scripps Networks Interactive, Inc., Class A	589,021
34,102	Time Warner, Inc.	3,302,779
3,295	Vail Resorts, Inc.	565,224

		17,108,056

	Consumer Staples - 9.1%
14,618	Archer-Daniels-Midland Co.	646,993
21,424	Central Garden & Pet Co.(b)	703,778
5,318	Ingredion, Inc.	681,714
11,769	Nu Skin Enterprises, Inc., Class A	610,576
82,626	Sysco Corp.	4,334,560
10,777	Tyson Foods, Inc., Class A	676,688
11,568	Universal Corp.	786,624
62,480	Wal-Mart Stores, Inc.	4,169,915

		12,610,848

	Energy - 8.4%
28,076	Alliance Holdings GP LP	841,157
59,687	Archrock, Inc.	871,430
62,446	Baker Hughes, Inc.	3,939,094
78,262	Halliburton Co.	4,427,281
302,788	Seadrill Ltd. (United Kingdom)(b)	566,214
70,488	Transocean Ltd.(b)	984,717

		11,629,893

	Financials - 15.1%
33,177	Aflac, Inc.	2,322,058
21,368	Ambac Financial Group, Inc.(b)	447,019
29,117	Arch Capital Group Ltd.(b)	2,572,487
14,449	Assured Guaranty Ltd.	562,211
6,183	Cullen/Frost Bankers, Inc.	552,760
17,349	Essent Group Ltd.(b)	599,755
2,429	Everest Re Group Ltd.	534,210
11,783	Heartland Financial USA, Inc.	551,444
37,041	Lincoln National Corp.	2,500,638
5,383	Meta Financial Group, Inc.	472,896
42,930	MetLife, Inc.	2,335,821
1,960	National Western Life Group, Inc., Class A	574,574
7,406	Piper Jaffray Cos.(b)	522,123
40,681	Principal Financial Group, Inc.	2,322,478
23,611	Prudential Financial, Inc.	2,481,752
4,176	Reinsurance Group of America, Inc.	523,963
60,617	TrustCo Bank Corp. NY	509,183
20,046	Universal Insurance Holdings, Inc.	524,203

		20,909,575

	Health Care - 12.5%
4,989	Align Technology, Inc.(b)	457,442
14,381	AMAG Pharmaceuticals, Inc.(b)	346,582
65,699	Baxter International, Inc.	3,147,639
51,316	Corcept Therapeutics, Inc.(b)	364,857
7,905	Five Prime Therapeutics, Inc.(b)	362,128
11,690	HealthSouth Corp.	453,806

25,507	HMS Holdings Corp.(b)	$463,207
14,711	Humana, Inc.	2,920,134
3,967	IDEXX Laboratories, Inc.(b)	485,283
7,678	Masimo Corp.(b)	564,947
12,919	Medpace Holdings, Inc.(b)	450,744
7,286	Mettler-Toledo International, Inc.(b)	3,108,426
19,923	UnitedHealth Group, Inc.	3,229,518
3,521	WellCare Health Plans, Inc.(b)	512,446
17,808	Xencor, Inc.(b)	424,365

		17,291,524

	Industrials - 11.1%
8,530	Argan, Inc.	629,087
15,560	Chart Industries, Inc.(b)	603,572
10,149	Copart, Inc.(b)	575,854
10,567	Hawaiian Holdings, Inc.(b)	538,389
45,541	Ingersoll-Rand PLC	3,613,678
22,208	L3 Technologies, Inc.	3,524,188
26,118	LSC Communications, Inc.	684,814
6,391	Orbital ATK, Inc.	555,697
20,368	Quad/Graphics, Inc., Class A	533,438
12,775	Tetra Tech, Inc.	558,268
49,255	United Continental Holdings, Inc.(b)	3,471,000

		15,287,985

	Information Technology - 22.1%
14,206	Advanced Energy Industries, Inc.(b)	835,881
126,496	Applied Materials, Inc.	4,332,488
15,023	Aspen Technology, Inc.(b)	797,871
27,516	Benchmark Electronics, Inc.(b)	841,990
13,603	Cirrus Logic, Inc.(b)	820,533
166,708	Corning, Inc.	4,416,095
18,076	Fabrinet (Thailand)(b)	761,542
171,239	Hewlett Packard Enterprise Co.	3,883,700
271,196	HP, Inc.	4,081,500
9,722	InterDigital, Inc.	908,035
12,067	Itron, Inc.(b)	744,534
42,915	NVIDIA Corp.	4,685,460
23,842	Sanmina Corp.(b)	928,646
15,874	Shutterstock, Inc.(b)	854,021
57,258	TTM Technologies, Inc.(b)	849,136
52,199	Vishay Intertechnology, Inc.	866,503

		30,607,935

	Materials - 3.4%
14,722	Alcoa Corp.	536,617
42,409	Eastman Chemical Co.	3,286,698
24,326	Forterra, Inc.(b)	468,032
22,089	SunCoke Energy Partners LP(c)	363,364

		4,654,711

	Telecommunication Services - 2.7%
148,129	Sprint Corp.(b)	1,367,231
12,130	Telephone & Data Systems, Inc.	371,785
20,962	T-Mobile US, Inc.(b)	1,305,304
43,051	Windstream Holdings, Inc.(c)	347,852
9,464	Zayo Group Holdings, Inc.(b)	302,469

		3,694,641

	Utilities - 3.2%
24,974	NextEra Energy, Inc.	3,089,784
12,596	Ormat Technologies, Inc.	676,405
13,579	UGI Corp.	629,658

		4,395,847

	Total Common Stocks and Other Equity Interests (Cost $124,442,763)	138,191,015

	Money Market Fund - 0.0%
57,907	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $57,907)	57,907

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $124,500,670) - 100.0%	138,248,922

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.4%
450,800	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $450,800)	$450,800

	Total Investments (Cost $124,951,470)(f) - 100.4%	138,699,722
	Other assets less liabilities - (0.4)%	(544,451)

	Net Assets - 100.0%	$138,155,271

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $125,032,057. The net unrealized appreciation was $13,667,665, which consisted of aggregate gross unrealized appreciation of $16,138,883 and aggregate gross unrealized depreciation of $2,471,218.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 9.9%
32,774	Abercrombie & Fitch Co., Class A	$380,506
7,014	Adient PLC(b)	445,319
9,192	Advance Auto Parts, Inc.	1,509,694
15,837	Amazon.com, Inc.(b)	13,041,453
35,356	American Axle & Manufacturing Holdings, Inc.(b)	721,262
73,458	American Eagle Outfitters, Inc.	1,109,950
130,118	Apollo Education Group, Inc., Class A(b)	1,299,879
57,532	Aramark	1,946,883
11,872	Asbury Automotive Group, Inc.(b)	778,803
104,697	Ascena Retail Group, Inc.(b)	503,593
19,394	Autoliv, Inc. (Sweden)(c)	2,243,110
34,278	AutoNation, Inc.(b)	1,820,847
2,894	AutoZone, Inc.(b)	2,098,092
59,647	Bed Bath & Beyond, Inc.	2,406,756
159,513	Best Buy Co., Inc.	7,101,519
19,734	Big Lots, Inc.	986,700
48,756	Bloomin’ Brands, Inc.	834,215
51,988	BorgWarner, Inc.	2,122,670
11,889	Brinker International, Inc.(c)	529,060
14,984	Brunswick Corp.	896,942
12,300	Burlington Stores, Inc.(b)	1,029,510
12,224	Cabela’s, Inc.(b)	683,199
65,630	Caesars Entertainment Corp.(b)(c)	587,388
52,580	CarMax, Inc.(b)	3,507,612
93,958	Carnival Corp.	5,203,394
86,194	CBS Corp., Class B	5,558,651
10,563	Charter Communications, Inc., Class A(b)	3,421,884
48,551	Chico’s FAS, Inc.	654,953
1,982	Chipotle Mexican Grill, Inc.(b)	835,294
27,284	Cinemark Holdings, Inc.	1,159,570
62,471	Coach, Inc.	2,333,292
462,439	Comcast Corp., Class A	34,877,149
18,227	Cooper Tire & Rubber Co.	660,729
24,745	Core-Mark Holding Co., Inc.	864,343
3,514	Cracker Barrel Old Country Store, Inc.(c)	555,423
42,869	CST Brands, Inc.	2,065,428
51,864	D.R. Horton, Inc.	1,551,252
90,316	Dana, Inc.	1,818,964
29,736	Darden Restaurants, Inc.	2,179,054
9,271	Deckers Outdoor Corp.(b)	534,010
45,443	Delphi Automotive PLC	3,183,737
31,361	DeVry Education Group, Inc.	1,050,594
22,913	Dick’s Sporting Goods, Inc.	1,182,311
11,760	Dillard’s, Inc., Class A	663,734
25,136	Discovery Communications, Inc., Class A(b)	712,606
45,028	Discovery Communications, Inc., Class C(b)	1,247,726
36,920	DISH Network Corp., Class A(b)	2,184,556
52,042	Dollar General Corp.	3,841,740
21,405	Dollar Tree, Inc.(b)	1,652,252
20,778	DSW, Inc., Class A	439,662
8,572	Expedia, Inc.	1,042,269
22,653	Foot Locker, Inc.	1,552,637
1,907,946	Ford Motor Co.	23,582,213
16,714	Fossil Group, Inc.(b)	427,377
55,312	GameStop Corp., Class A	1,354,591
54,548	Gannett Co., Inc.	524,752
80,356	Gap, Inc. (The)	1,850,599
28,277	Garmin Ltd.	1,365,496

650,211	General Motors Co.	$23,804,225
8,911	Genesco, Inc.(b)	536,442
47,270	Gentex Corp.	987,470
32,981	Genuine Parts Co.	3,192,891
21,555	GNC Holdings, Inc., Class A(c)	191,193
103,197	Goodyear Tire & Rubber Co. (The)	3,342,551
1,209	Graham Holdings Co., Class B	628,136
16,848	Group 1 Automotive, Inc.	1,361,150
34,904	Guess?, Inc.	445,724
44,808	H&R Block, Inc.	961,580
36,085	Hanesbrands, Inc.	855,575
45,405	Harley-Davidson, Inc.	2,589,901
11,339	Harman International Industries, Inc.	1,260,443
17,792	Hasbro, Inc.	1,468,018
7,982	Hilton Grand Vacations, Inc.(b)	234,112
26,840	Hilton Worldwide Holdings, Inc.	1,545,447
150,551	Home Depot, Inc. (The)	20,712,807
83,990	International Game Technology PLC	2,218,176
76,013	Interpublic Group of Cos., Inc. (The)	1,788,586
228,810	J.C. Penney Co., Inc.(b)(c)	1,521,587
89,713	Kohl’s Corp.	3,573,269
45,071	L Brands, Inc.	2,713,725
76,429	Las Vegas Sands Corp.	4,018,637
21,528	Lear Corp.	3,058,914
26,310	Leggett & Platt, Inc.	1,255,513
29,005	Lennar Corp., Class A	1,295,073
1,586	Lennar Corp., Class B	57,033
54,707	Liberty Global PLC, Series A (United Kingdom)(b)	1,995,711
133,754	Liberty Global PLC, Series C (United Kingdom)(b)	4,698,778
110,382	Liberty Interactive Corp. QVC Group, Series A(b)	2,117,127
352	Liberty Interactive Corp. QVC Group, Series B(b)	6,839
2,257	Liberty Media Corp.-Liberty Braves, Class A(b)	45,027
4,542	Liberty Media Corp.-Liberty Braves, Class C(b)	90,749
5,677	Liberty Media Corp.-Liberty Formula One, Class A(b)	164,519
11,339	Liberty Media Corp.-Liberty Formula One, Class C(b)	325,883
22,709	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	822,974
46,015	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	1,651,478
47,994	Live Nation Entertainment, Inc.(b)	1,373,588
46,184	LKQ Corp.(b)	1,473,731
154,606	Lowe’s Cos., Inc.	11,298,606
136,730	Macy’s, Inc.	4,039,004
23,824	Marriott International, Inc., Class A	2,015,510
84,804	Mattel, Inc.	2,222,713
150,912	McDonald’s Corp.	18,497,284
126,706	MGM Resorts International(b)	3,649,133
20,369	Michael Kors Holdings Ltd.(b)	871,997
10,115	Mohawk Industries, Inc.(b)	2,183,222
35,089	Murphy USA, Inc.(b)	2,235,169
10,599	Netflix, Inc.(b)	1,491,385
38,414	Newell Brands, Inc.	1,818,135
190,017	News Corp., Class A	2,335,309
51,558	News Corp., Class B	652,209
86,856	NIKE, Inc., Class B	4,594,682
41,914	Nordstrom, Inc.(c)	1,853,437
22,886	Norwegian Cruise Line Holdings Ltd.(b)	1,075,642
507	NVR, Inc.(b)	942,006
324,877	Office Depot, Inc.	1,445,703
49,656	Omnicom Group, Inc.	4,253,036
7,102	O’Reilly Automotive, Inc.(b)	1,862,642
2,734	Panera Bread Co., Class A(b)	571,570
23,760	Penske Automotive Group, Inc.	1,291,594
9,726	Polaris Industries, Inc.(c)	817,665
2,703	Priceline Group, Inc. (The)(b)	4,257,576

Schedule of Investments(a)

59,703	PulteGroup, Inc.	$1,284,212
18,639	PVH Corp.	1,748,525
16,071	Ralph Lauren Corp., Class A	1,421,159
31,554	Regal Entertainment Group, Class A(c)	715,014
57,363	Rent-A-Center, Inc.	513,972
39,689	Ross Stores, Inc.	2,623,840
26,896	Royal Caribbean Cruises Ltd.	2,518,272
22,372	Sally Beauty Holdings, Inc.(b)	532,454
11,143	Scripps Networks Interactive, Inc., Class A	848,651
87,743	Sears Holdings Corp.(b)(c)	612,446
28,007	SeaWorld Entertainment, Inc.	507,207
35,195	Service Corp. International	1,025,230
13,759	Servicemaster Global Holdings, Inc.(b)	508,808
11,072	Signet Jewelers Ltd.	859,962
154,581	Sirius XM Holdings, Inc.(c)	729,622
11,459	Six Flags Entertainment Corp.	682,727
44,594	Sonic Automotive, Inc., Class A	1,043,500
458,459	Staples, Inc.	4,217,823
75,183	Starbucks Corp.	4,151,605
38,825	Tailored Brands, Inc.	825,031
199,213	Target Corp.	12,845,254
59,630	TEGNA, Inc.	1,366,123
29,308	Tenneco, Inc.(b)	1,976,825
10,522	Thor Industries, Inc.	1,089,027
22,351	Tiffany & Co.	1,759,471
222,998	Time Warner, Inc.	21,597,356
66,761	Time, Inc.	1,285,149
76,088	TJX Cos., Inc. (The)	5,700,513
34,666	Toll Brothers, Inc.(b)	1,087,126
8,566	Tractor Supply Co.	631,057
46,557	Tribune Media Co., Class A	1,342,704
12,832	Tupperware Brands Corp.	774,540
184,427	Twenty-First Century Fox, Inc., Class A	5,787,319
68,568	Twenty-First Century Fox, Inc., Class B	2,126,294
3,513	Ulta Beauty, Inc.(b)	956,520
6,439	Under Armour, Inc., Class A(b)(c)	138,374
6,483	Under Armour, Inc., Class C(b)	124,603
24,417	Urban Outfitters, Inc.(b)	648,027
44,397	VF Corp.	2,285,558
3,260	Viacom, Inc., Class A	147,515
117,750	Viacom, Inc., Class B	4,961,985
11,696	Vista Outdoor, Inc.(b)	336,962
21,293	Visteon Corp.(b)	1,907,214
189,867	Walt Disney Co. (The)	21,008,784
61,015	Wendy’s Co. (The)	825,533
23,828	Whirlpool Corp.	4,167,279
14,436	Williams-Sonoma, Inc.	695,960
21,056	Wyndham Worldwide Corp.	1,664,687
38,034	Wynn Resorts Ltd.	3,857,789
59,804	Yum China Holdings, Inc.(b)	1,643,414
59,776	Yum! Brands, Inc.	3,917,121

		473,403,158

	Consumer Staples - 7.9%
267,964	Altria Group, Inc.	19,073,678
23,730	Andersons, Inc. (The)	895,808
367,854	Archer-Daniels-Midland Co.	16,281,218
577,338	Avon Products, Inc.(b)	3,388,974
25,743	Brown-Forman Corp., Class B	1,173,881
140,338	Bunge Ltd.	9,712,793
26,710	Campbell Soup Co.	1,662,163
9,030	Casey’s General Stores, Inc.	1,037,547
26,968	Church & Dwight Co., Inc.	1,219,493
15,863	Clorox Co. (The)	1,903,560
606,530	Coca-Cola Co. (The)	25,213,452
40,956	Coca-Cola European Partners PLC (United Kingdom)	1,414,211
111,622	Colgate-Palmolive Co.	7,208,549
88,888	Conagra Brands, Inc.	3,474,632
13,480	Constellation Brands, Inc., Class A	2,018,765
99,235	Costco Wholesale Corp.	16,269,578
228,173	CVS Health Corp.	17,982,314
91,403	Darling Ingredients, Inc.(b)	1,096,836

34,467	Dean Foods Co.	$684,515
25,496	Dr Pepper Snapple Group, Inc.	2,325,235
11,539	Edgewell Personal Care Co.(b)	909,735
14,642	Energizer Holdings, Inc.	738,982
18,081	Estee Lauder Cos., Inc. (The), Class A	1,468,358
47,325	Flowers Foods, Inc.(c)	951,706
111,233	General Mills, Inc.	6,949,838
14,880	Hain Celestial Group, Inc. (The)(b)	588,653
19,501	Herbalife Ltd.(b)(c)	1,095,956
20,057	Hershey Co. (The)	2,115,412
25,497	Hormel Foods Corp.	925,541
54,200	HRG Group, Inc.(b)	912,186
12,629	Ingredion, Inc.	1,618,912
20,157	JM Smucker Co. (The)	2,738,328
42,319	Kellogg Co.	3,077,015
53,228	Kimberly-Clark Corp.	6,447,508
42,091	Kraft Heinz Co. (The)	3,758,305
289,807	Kroger Co. (The)	9,841,846
29,629	Lamb Weston Holdings, Inc.	1,106,939
13,978	McCormick & Co., Inc.	1,335,598
22,074	Mead Johnson Nutrition Co.	1,555,334
19,588	Molson Coors Brewing Co., Class B	1,890,634
316,026	Mondelez International, Inc., Class A	13,993,631
14,553	Monster Beverage Corp.(b)	619,958
20,065	Nu Skin Enterprises, Inc., Class A	1,040,972
241,967	PepsiCo, Inc.	25,111,335
282,448	Philip Morris International, Inc.	27,151,726
17,355	Pinnacle Foods, Inc.	923,112
526,432	Procter & Gamble Co. (The)	46,115,443
77,226	Reynolds American, Inc.	4,643,599
332,028	Rite Aid Corp.(b)	1,865,997
353,921	SUPERVALU, Inc.(b)	1,387,370
158,351	Sysco Corp.	8,307,093
6,947	TreeHouse Foods, Inc.(b)	527,138
61,871	Tyson Foods, Inc., Class A	3,884,880
22,441	United Natural Foods, Inc.(b)	1,025,554
11,295	Universal Corp.	768,060
143,800	Walgreens Boots Alliance, Inc.	11,782,972
640,950	Wal-Mart Stores, Inc.	42,777,003
16,360	WhiteWave Foods Co. (The)(b)	900,782
79,443	Whole Foods Market, Inc.	2,400,767

		379,291,380

	Energy - 13.5%
210,214	Anadarko Petroleum Corp.	14,616,179
237,946	Apache Corp.	14,233,930
122,207	Atwood Oceanics, Inc.(b)(c)	1,486,037
157,033	Baker Hughes, Inc.	9,905,642
37,399	Cabot Oil & Gas Corp.	803,331
274,865	California Resources Corp.(b)(c)	5,887,608
2,336,909	Chesapeake Energy Corp.(b)	15,073,063
912,357	Chevron Corp.	101,590,952
15,428	Cimarex Energy Co.	2,086,020
18,502	Concho Resources, Inc.(b)	2,579,919
903,715	ConocoPhillips	44,065,143
213,680	CONSOL Energy, Inc.	3,619,739
26,486	Continental Resources, Inc.(b)	1,286,160
146,419	Cosan Ltd., Class A (Brazil)	1,197,707
65,038	Delek US Holdings, Inc.	1,456,851
1,455,138	Denbury Resources, Inc.(b)(c)	4,874,712
364,997	Devon Energy Corp.	16,621,963
77,889	Diamond Offshore Drilling, Inc.(b)(c)	1,275,822
39,989	Energen Corp.(b)	2,155,007
348,114	Ensco PLC, Class A	3,801,405
93,359	EOG Resources, Inc.	9,483,407
24,136	EQT Corp.	1,463,366
1,430,427	Exxon Mobil Corp.	119,998,521
33,797	Golar LNG Ltd. (Bermuda)	873,990
18,512	Gulfport Energy Corp.(b)	386,901
259,737	Halliburton Co.	14,693,322
31,200	Helmerich & Payne, Inc.(c)	2,220,192
176,908	Hess Corp.	9,584,875
134,547	HollyFrontier Corp.	3,897,827
546,690	Kinder Morgan, Inc.	12,213,055

Schedule of Investments(a)

1,085,397	Marathon Oil Corp.	$18,180,400
337,951	Marathon Petroleum Corp.	16,238,546
278,365	McDermott International, Inc.(b)	2,254,756
238,449	Murphy Oil Corp.	6,893,561
255,223	Nabors Industries Ltd.	4,147,374
231,012	National Oilwell Varco, Inc.	8,734,564
67,381	Newfield Exploration Co.(b)	2,700,630
290,321	Noble Corp. PLC	1,959,667
102,567	Noble Energy, Inc.	4,078,064
126,842	Oasis Petroleum, Inc.(b)	1,793,546
235,711	Occidental Petroleum Corp.	15,974,134
32,126	Oceaneering International, Inc.	894,709
27,364	Oil States International, Inc.(b)	1,080,878
118,812	ONEOK, Inc.	6,547,729
74,395	Patterson-UTI Energy, Inc.	2,086,036
59,646	PBF Energy, Inc., Class A	1,383,191
235,900	Phillips 66	19,254,158
15,668	Pioneer Natural Resources Co.	2,823,844
119,378	QEP Resources, Inc.(b)	2,081,952
41,592	Range Resources Corp.	1,345,085
79,629	Rowan Cos. PLC, Class A(b)	1,426,952
245,745	Schlumberger Ltd.	20,571,314
13,923	SEACOR Holdings, Inc.(b)	1,024,315
106,426	SM Energy Co.	3,247,057
299,802	Southwestern Energy Co.(b)	2,701,216
177,325	Spectra Energy Corp.	7,385,586
29,861	Stone Energy Corp.(b)(c)	204,548
128,656	Superior Energy Services, Inc.	2,273,352
44,851	Targa Resources Corp.	2,584,315
63,077	Teekay Corp. (Bermuda)(c)	633,924
52,212	Tesoro Corp.	4,221,340
109,043	Tidewater, Inc.(b)(c)	239,895
510,679	Transocean Ltd.(b)(c)	7,134,186
136,901	Unit Corp.(b)	3,559,426
275,831	Valero Energy Corp.	18,138,647
602,799	Weatherford International PLC(b)	3,140,583
44,704	Western Refining, Inc.	1,565,087
432,937	Whiting Petroleum Corp.(b)	4,801,271
327,517	Williams Cos., Inc. (The)	9,445,590
58,280	World Fuel Services Corp.	2,592,294
297,138	WPX Energy, Inc.(b)	4,139,132

		644,915,500

	Financials - 21.0%
8,426	Affiliated Managers Group, Inc.(b)	1,283,785
134,805	Aflac, Inc.	9,435,002
144,489	Agnc Investment Corp. REIT	2,697,610
4,778	Alleghany Corp.(b)	2,922,081
35,027	Allied World Assurance Co. Holdings AG	1,860,985
131,814	Allstate Corp. (The)	9,913,731
361,756	Ally Financial, Inc.	7,640,287
42,479	Ambac Financial Group, Inc.(b)	888,661
46,913	American Equity Investment Life Holding Co.	1,107,147
212,955	American Express Co.	16,265,503
24,224	American Financial Group, Inc.	2,087,382
559,028	American International Group, Inc.	35,923,139
46,193	Ameriprise Financial, Inc.	5,186,088
417,072	Annaly Capital Management, Inc. REIT	4,262,476
37,805	Aon PLC	4,260,624
25,370	Arch Capital Group Ltd.(b)	2,241,440
35,688	Arthur J. Gallagher & Co.	1,921,085
18,973	Aspen Insurance Holdings Ltd. (Bermuda)	1,070,077
40,906	Associated Banc-Corp.	1,034,922
29,829	Assurant, Inc.	2,897,291
50,785	Assured Guaranty Ltd.	1,976,044
29,901	Axis Capital Holdings Ltd.	1,913,963
3,972,672	Bank of America Corp.	89,941,294
8,634	Bank of Hawaii Corp.	741,747
289,739	Bank of New York Mellon Corp. (The)	12,960,025
19,109	BankUnited, Inc.	729,964
222,675	BB&T Corp.	10,285,358
463,180	Berkshire Hathaway, Inc., Class B(b)	76,026,365
22,825	BlackRock, Inc.	8,536,093

21,607	Brown & Brown, Inc.	$910,303
183,262	Capital One Financial Corp.	16,015,266
47,943	Capitol Federal Financial, Inc.	740,719
126,189	Charles Schwab Corp. (The)	5,204,034
83,043	Chimera Investment Corp. REIT	1,464,048
77,814	Chubb Ltd.	10,231,763
32,425	Cincinnati Financial Corp.	2,288,556
78,872	CIT Group, Inc.	3,248,738
1,250,683	Citigroup, Inc.	69,825,632
253,656	Citizens Financial Group, Inc.	9,174,738
67,573	CME Group, Inc.	8,181,739
71,691	CNO Financial Group, Inc.	1,355,677
55,357	Comerica, Inc.	3,738,258
21,929	Commerce Bancshares, Inc.	1,239,646
16,409	Cullen/Frost Bankers, Inc.	1,466,965
107,546	Discover Financial Services	7,450,787
18,208	Donnelley Financial Solutions, Inc.(b)	438,449
77,176	E*TRADE Financial Corp.(b)	2,890,241
28,761	East West Bancorp, Inc.	1,479,466
25,428	Eaton Vance Corp.	1,066,196
12,695	Endurance Specialty Holdings Ltd.	1,176,700
9,603	Everest Re Group Ltd.	2,111,988
45,875	F.N.B. Corp.	685,372
26,919	Federated Investors, Inc., Class B	700,163
308,888	Fifth Third Bancorp	8,061,977
27,789	First American Financial Corp.	1,044,311
49,611	First Horizon National Corp.	992,220
17,485	First Republic Bank	1,649,360
65,329	FNF Group	2,310,033
100,590	Franklin Resources, Inc.	3,997,447
52,163	Fulton Financial Corp.	949,367
1,430,417	Genworth Financial, Inc., Class A(b)	4,806,201
140,435	Goldman Sachs Group, Inc. (The)	32,204,554
30,586	Hancock Holding Co.	1,402,368
12,461	Hanover Insurance Group, Inc. (The)	1,045,976
169,068	Hartford Financial Services Group, Inc. (The)	8,235,302
227,962	Huntington Bancshares, Inc.	3,084,326
48,416	Intercontinental Exchange, Inc.	2,825,558
107,062	Invesco Ltd.(d)	3,096,233
71,815	Invesco Mortgage Capital, Inc. REIT(d)	1,046,345
56,140	Investors Bancorp, Inc.	805,609
41,497	Janus Capital Group, Inc.	518,713
1,186,878	JPMorgan Chase & Co.	100,445,485
23,078	Kemper Corp.	996,970
270,732	KeyCorp	4,865,054
36,042	Legg Mason, Inc.	1,142,171
144,326	Leucadia National Corp.	3,442,175
112,515	Lincoln National Corp.	7,595,888
122,112	Loews Corp.	5,687,977
35,123	LPL Financial Holdings, Inc.	1,380,334
29,631	M&T Bank Corp.	4,817,112
2,172	Markel Corp.(b)	2,009,100
78,746	Marsh & McLennan Cos., Inc.	5,356,303
152,671	MBIA, Inc.(b)	1,557,244
9,295	Mercury General Corp.	587,909
443,696	MetLife, Inc.	24,141,499
138,946	MFA Financial, Inc. REIT	1,096,284
15,104	Moody’s Corp.	1,565,832
451,852	Morgan Stanley	19,199,191
8,348	MSCI, Inc.	690,797
21,123	Nasdaq, Inc.	1,490,016
307,407	Navient Corp.	4,623,401
74,506	New Residential Investment Corp. REIT	1,128,766
167,132	New York Community Bancorp, Inc.	2,538,735
49,027	Northern Trust Corp.	4,067,280
82,119	Old Republic International Corp.	1,708,075
20,136	PacWest Bancorp	1,115,534
45,806	PennyMac Mortgage Investment Trust REIT	776,412
106,903	People’s United Financial, Inc.	2,004,431
94,014	PHH Corp.(b)	1,370,724
147,045	PNC Financial Services Group, Inc. (The)	17,713,041

Schedule of Investments(a)

54,130	Popular, Inc.	$2,404,996
96,912	Principal Financial Group, Inc.	5,532,706
16,541	ProAssurance Corp.	899,830
151,492	Progressive Corp. (The)	5,671,860
16,485	Prosperity Bancshares, Inc.	1,197,306
214,268	Prudential Financial, Inc.	22,521,709
25,497	Raymond James Financial, Inc.	1,910,490
518,458	Regions Financial Corp.	7,470,980
26,361	Reinsurance Group of America, Inc.	3,307,515
8,563	RenaissanceRe Holdings Ltd. (Bermuda)	1,167,308
9,110	RLI Corp.	541,316
27,475	S&P Global, Inc.	3,301,946
85,611	Santander Consumer USA Holdings, Inc.(b)	1,131,777
5,354	Signature Bank(b)	843,362
309,178	SLM Corp.(b)	3,673,035
60,771	Starwood Property Trust, Inc. REIT	1,352,762
103,151	State Street Corp.	7,860,106
23,680	Stifel Financial Corp.(b)	1,191,814
170,945	SunTrust Banks, Inc.	9,713,095
11,195	SVB Financial Group(b)	1,928,115
250,492	Synchrony Financial	8,972,623
29,196	Synovus Financial Corp.	1,216,889
41,270	T. Rowe Price Group, Inc.	2,783,249
55,212	TCF Financial Corp.	957,928
31,186	TD Ameritrade Holding Corp.	1,439,234
31,398	Torchmark Corp.	2,309,009
111,520	Travelers Cos., Inc. (The)	13,134,826
122,295	Two Harbors Investment Corp. REIT	1,072,527
387,343	U.S. Bancorp	20,393,609
54,435	Umpqua Holdings Corp.	996,705
106,380	Unum Group	4,832,843
24,250	Validus Holdings Ltd.	1,382,250
84,494	Valley National Bancorp	1,023,222
126,380	Voya Financial, Inc.	5,083,004
28,898	W.R. Berkley Corp.	1,942,235
29,726	Waddell & Reed Financial, Inc., Class A	536,554
29,157	Washington Federal, Inc.	957,807
19,603	Webster Financial Corp.	1,029,550
1,244,260	Wells Fargo & Co.	70,089,166
13,026	Willis Towers Watson PLC	1,629,943
77,893	XL Group Ltd. (Bermuda)	2,926,440
64,867	Zions Bancorporation	2,736,739

		1,005,353,633

	Health Care - 9.1%
253,877	Abbott Laboratories	10,604,442
151,280	AbbVie, Inc.	9,244,721
75,921	Aetna, Inc.	9,004,990
38,317	Agilent Technologies, Inc.	1,876,383
9,854	Alere, Inc.(b)	364,598
7,039	Alexion Pharmaceuticals, Inc.(b)	919,857
21,997	Allergan PLC(b)	4,814,923
99,611	AmerisourceBergen Corp.	8,694,048
76,913	Amgen, Inc.	12,050,729
94,231	Anthem, Inc.	14,524,766
95,624	Baxter International, Inc.	4,581,346
24,269	Becton, Dickinson and Co.	4,302,651
16,752	Biogen, Inc.(b)	4,644,324
3,940	Bio-Rad Laboratories, Inc., Class A(b)	748,915
110	Bio-Rad Laboratories, Inc., Class B(b)	20,839
112,005	Boston Scientific Corp.(b)	2,694,840
205,018	Bristol-Myers Squibb Co.	10,078,685
76,088	Brookdale Senior Living, Inc.(b)	1,139,037
6,015	C.R. Bard, Inc.	1,427,540
136,591	Cardinal Health, Inc.	10,238,861
30,247	Celgene Corp.(b)	3,513,189
24,744	Centene Corp.(b)	1,565,553
23,759	Cerner Corp.(b)	1,276,096
37,834	Cigna Corp.	5,532,087
180,400	Community Health Systems, Inc.(b)	1,154,560
4,555	Cooper Cos., Inc. (The)	840,899
64,504	Danaher Corp.	5,413,176
48,373	DaVita, Inc.(b)	3,083,779

15,529	DENTSPLY Sirona, Inc.	$880,494
11,452	Edwards Lifesciences Corp.(b)	1,102,140
169,085	Eli Lilly & Co.	13,024,618
14,412	Endo International PLC(b)	176,403
8,263	Envision Healthcare Corp.(b)	561,884
220,034	Express Scripts Holding Co.(b)	15,155,942
93,513	Gilead Sciences, Inc.	6,775,017
24,261	Halyard Health, Inc.(b)	933,321
114,946	HCA Holdings, Inc.(b)	9,227,865
17,095	HealthSouth Corp.	663,628
12,028	Henry Schein, Inc.(b)	1,922,796
24,706	Hologic, Inc.(b)	1,001,334
35,915	Humana, Inc.	7,129,127
4,002	Illumina, Inc.(b)	640,720
2,425	Intuitive Surgical, Inc.(b)	1,679,773
442,279	Johnson & Johnson	50,088,097
83,884	Kindred Healthcare, Inc.	557,829
17,520	Laboratory Corp. of America Holdings(b)	2,351,359
16,019	LifePoint Health, Inc.(b)	950,728
13,521	Magellan Health, Inc.(b)	1,013,399
19,939	Mallinckrodt PLC(b)	971,627
93,083	McKesson Corp.	12,952,499
13,371	MEDNAX, Inc.(b)	913,908
187,887	Medtronic PLC	14,283,170
638,705	Merck & Co., Inc.	39,593,323
1,869	Mettler-Toledo International, Inc.(b)	797,371
11,672	Molina Healthcare, Inc.(b)	662,036
43,477	Mylan NV(b)	1,654,300
27,135	Owens & Minor, Inc.	973,604
16,219	Patterson Cos., Inc.	674,873
163,548	PDL BioPharma, Inc.	359,806
13,926	PerkinElmer, Inc.	740,724
15,113	Perrigo Co. PLC	1,150,855
1,506,000	Pfizer, Inc.	47,785,380
34,900	Quest Diagnostics, Inc.	3,208,008
13,935	Quintiles IMS Holdings, Inc.(b)	1,093,758
44,571	Quorum Health Corp.(b)	391,779
1,715	Regeneron Pharmaceuticals, Inc.(b)	616,182
11,487	ResMed, Inc.	775,832
65,982	Select Medical Holdings Corp.(b)	821,476
8,244	STERIS PLC	583,923
29,336	Stryker Corp.	3,623,876
5,152	Teleflex, Inc.	864,145
85,400	Tenet Healthcare Corp.(b)	1,502,186
41,856	Thermo Fisher Scientific, Inc.	6,378,436
4,489	United Therapeutics Corp.(b)	734,535
178,100	UnitedHealth Group, Inc.	28,870,010
14,947	Universal Health Services, Inc., Class B	1,683,481
5,223	Varex Imaging Corp.(b)	150,161
13,061	Varian Medical Systems, Inc.(b)	1,014,187
9,571	VCA, Inc.(b)	867,133
7,251	Waters Corp.(b)	1,027,104
15,324	WellCare Health Plans, Inc.(b)	2,230,255
19,703	Zimmer Biomet Holdings, Inc.	2,331,456
35,478	Zoetis, Inc.	1,949,161

		434,422,868

	Industrials - 10.8%
86,114	3M Co.	15,054,449
19,831	ABM Industries, Inc.	800,974
2,493	Acuity Brands, Inc.	516,624
51,590	AECOM(b)	1,905,219
52,823	AerCap Holdings NV (Ireland)(b)	2,338,474
36,222	AGCO Corp.	2,274,742
18,966	Air Lease Corp.	689,983
34,425	Allison Transmission Holdings, Inc.	1,204,186
23,310	American Airlines Group, Inc.	1,031,467
27,738	AMETEK, Inc.	1,417,412
178,838	Arconic, Inc.	4,075,718
18,060	Armstrong Flooring, Inc.(b)	379,802
36,637	Armstrong World Industries, Inc.(b)	1,463,648
81,024	Avis Budget Group, Inc.(b)	3,015,713
128,745	Boeing Co. (The)	21,039,508
18,911	Brink’s Co. (The)	841,540

Schedule of Investments(a)

29,911	C.H. Robinson Worldwide, Inc.	$2,275,031
9,463	Carlisle Cos., Inc.	1,032,508
232,274	Caterpillar, Inc.	22,219,331
39,198	Chicago Bridge & Iron Co. NV	1,301,766
13,059	Cintas Corp.	1,516,280
17,209	Clean Harbors, Inc.(b)	955,100
36,635	Colfax Corp.(b)	1,428,765
47,105	Covanta Holding Corp.	758,391
11,447	Crane Co.	824,642
251,050	CSX Corp.	11,646,210
48,684	Cummins, Inc.	7,157,035
9,626	Curtiss-Wright Corp.	943,926
112,546	Deere & Co.	12,048,049
33,191	Delta Air Lines, Inc.	1,567,943
10,194	Deluxe Corp.	742,633
22,275	Donaldson Co., Inc.	941,119
37,187	Dover Corp.	2,891,289
6,359	Dun & Bradstreet Corp. (The)	779,741
115,555	Eaton Corp. PLC	8,178,983
16,853	EMCOR Group, Inc.	1,174,486
181,790	Emerson Electric Co.	10,663,801
10,339	EnerSys	805,925
10,489	Equifax, Inc.	1,230,150
25,149	Essendant, Inc.	525,363
13,354	Esterline Technologies Corp.(b)	1,143,770
30,314	Expeditors International of Washington, Inc.	1,578,753
35,835	Fastenal Co.	1,780,283
62,914	FedEx Corp.	11,897,667
29,627	Flowserve Corp.	1,456,463
70,686	Fluor Corp.	3,923,073
32,299	Fortive Corp.	1,786,458
16,707	Fortune Brands Home & Security, Inc.	921,057
14,252	FTI Consulting, Inc.(b)	600,579
15,850	GATX Corp.(c)	916,447
23,723	Generac Holdings, Inc.(b)	955,088
85,398	General Cable Corp.	1,733,579
59,013	General Dynamics Corp.	10,686,074
2,167,495	General Electric Co.	64,374,602
13,256	Genesee & Wyoming, Inc., Class A(b)	998,972
96,268	Harsco Corp.(b)	1,285,178
46,981	HD Supply Holdings, Inc.(b)	1,987,296
29,165	Herc Holdings, Inc.(b)	1,448,626
88,268	Hertz Global Holdings, Inc.(b)	1,850,980
13,345	Hexcel Corp.	685,266
112,525	Honeywell International, Inc.	13,313,958
13,755	Hub Group, Inc., Class A(b)	610,034
10,680	Hubbell, Inc.	1,303,814
8,061	Huntington Ingalls Industries, Inc.	1,563,512
9,840	IDEX Corp.	887,174
55,163	Illinois Tool Works, Inc.	7,016,734
54,824	Ingersoll-Rand PLC	4,350,284
15,327	ITT, Inc.	626,414
12,042	J.B. Hunt Transport Services, Inc.	1,193,121
63,519	Jacobs Engineering Group, Inc.(b)	3,719,037
69,919	Johnson Controls International PLC	3,075,038
112,851	Joy Global, Inc.(c)	3,173,370
15,869	Kansas City Southern	1,363,306
22,548	KAR Auction Services, Inc.	1,027,061
84,635	KBR, Inc.	1,439,641
40,192	Kennametal, Inc.	1,436,462
16,900	Kirby Corp.(b)	1,089,205
27,547	KLX, Inc.(b)	1,349,528
26,707	L3 Technologies, Inc.	4,238,134
10,431	Lincoln Electric Holdings, Inc.	869,632
52,700	Lockheed Martin Corp.	13,245,091
18,208	LSC Communications, Inc.	477,414
37,910	Manitowoc Co., Inc. (The)(b)	258,925
24,451	Manitowoc Foodservice, Inc.(b)	468,970
32,787	ManpowerGroup, Inc.	3,129,847
42,148	Masco Corp.	1,388,777
43,268	MasTec, Inc.(b)	1,611,733
75,960	Meritor, Inc.(b)	1,096,103

14,947	Moog, Inc., Class A(b)	$984,559
109,501	MRC Global, Inc.(b)	2,250,246
9,196	MSC Industrial Direct Co., Inc., Class A	939,371
103,638	Navistar International Corp.(b)	2,826,208
43,441	Nielsen Holdings PLC	1,777,171
85,388	Norfolk Southern Corp.	10,029,674
33,967	Northrop Grumman Corp.	7,781,160
60,593	NOW, Inc.(b)	1,288,207
12,050	Old Dominion Freight Line, Inc.(b)	1,063,774
7,464	Orbital ATK, Inc.	648,995
35,794	Oshkosh Corp.	2,492,336
27,027	Owens Corning	1,493,242
94,130	PACCAR, Inc.	6,335,890
33,991	Parker-Hannifin Corp.	5,001,096
35,162	Pentair PLC (United Kingdom)	2,061,548
91,812	Pitney Bowes, Inc.	1,461,647
93,697	Quanta Services, Inc.(b)	3,362,785
55,869	Raytheon Co.	8,054,075
14,413	Regal Beloit Corp.	1,046,384
69,684	Republic Services, Inc.	3,998,468
29,611	Rexnord Corp.(b)	654,107
22,096	Robert Half International, Inc.	1,039,838
20,658	Rockwell Automation, Inc.	3,057,177
18,825	Rockwell Collins, Inc.	1,708,557
8,784	Roper Technologies, Inc.	1,685,210
48,568	RR Donnelley & Sons Co.	832,941
29,471	Rush Enterprises, Inc., Class A(b)	965,175
28,503	Ryder System, Inc.	2,211,833
21,757	Sensata Technologies Holding NV(b)	912,706
7,277	Snap-on, Inc.	1,320,994
21,769	Southwest Airlines Co.	1,138,736
23,798	Spirit AeroSystems Holdings, Inc., Class A	1,429,070
47,808	SPX FLOW, Inc.(b)	1,668,021
34,553	Stanley Black & Decker, Inc.	4,284,572
7,771	Stericycle, Inc.(b)	599,455
32,400	Swift Transportation Co., Class A(b)	739,692
7,859	Teledyne Technologies, Inc.(b)	965,635
43,545	Terex Corp.	1,384,731
66,599	Textron, Inc.	3,154,795
25,044	Timken Co. (The)	1,111,954
8,612	TransDigm Group, Inc.	1,863,637
62,620	Trinity Industries, Inc.	1,724,555
29,663	Triumph Group, Inc.	793,485
153,336	Union Pacific Corp.	16,342,551
28,202	United Continental Holdings, Inc.(b)	1,987,395
122,252	United Parcel Service, Inc., Class B	13,341,361
31,827	United Rentals, Inc.(b)	4,026,434
198,772	United Technologies Corp.	21,799,325
5,387	Valmont Industries, Inc.	775,728
8,741	Verisk Analytics, Inc.(b)	722,356
9,684	W.W. Grainger, Inc.	2,445,888
7,502	WABCO Holdings, Inc.(b)	817,943
7,671	Wabtec Corp.	664,615
98,367	Waste Management, Inc.	6,836,507
4,846	Watsco, Inc.	740,178
27,229	WESCO International, Inc.(b)	1,925,090
27,572	Xylem, Inc.	1,359,575
69,835	YRC Worldwide, Inc.(b)	1,042,637

		513,961,751

	Information Technology - 13.2%
81,226	Accenture PLC, Class A	9,249,205
79,901	Activision Blizzard, Inc.	3,212,819
28,601	Adobe Systems, Inc.(b)	3,242,781
332,953	Advanced Micro Devices, Inc.(b)	3,452,723
18,292	Akamai Technologies, Inc.(b)	1,254,648
7,683	Alliance Data Systems Corp.	1,754,644
20,392	Alphabet, Inc., Class A(b)	16,725,315
20,457	Alphabet, Inc., Class C(b)	16,299,933
19,567	Amdocs Ltd.	1,148,779
114,303	Amkor Technology, Inc.(b)	1,075,591
27,552	Amphenol Corp., Class A	1,859,484
45,996	Analog Devices, Inc.	3,446,940

Schedule of Investments(a)

21,855	Anixter International, Inc.(b)	$1,868,603
7,546	ANSYS, Inc.(b)	703,740
666,912	Apple, Inc.	80,929,771
209,069	Applied Materials, Inc.	7,160,613
64,618	Arrow Electronics, Inc.(b)	4,750,715
17,986	Autodesk, Inc.(b)	1,462,981
53,244	Automatic Data Processing, Inc.	5,377,112
78,861	Avnet, Inc.	3,662,305
26,027	Benchmark Electronics, Inc.(b)	796,426
52,072	Booz Allen Hamilton Holding Corp.	1,761,075
11,382	Broadcom Ltd.	2,270,709
13,937	Broadridge Financial Solutions, Inc.	927,229
62,122	Brocade Communications Systems, Inc.	774,661
75,279	CA, Inc.	2,353,974
9,003	CACI International, Inc., Class A(b)	1,105,568
24,913	Cadence Design Systems, Inc.(b)	648,485
18,114	CDK Global, Inc.	1,133,031
31,443	CDW Corp.	1,619,629
11,174	Check Point Software Technologies Ltd. (Israel)(b)	1,103,656
860,609	Cisco Systems, Inc.	26,437,908
15,182	Citrix Systems, Inc.(b)	1,384,447
57,041	Cognizant Technology Solutions Corp., Class A(b)	2,999,786
30,945	CommScope Holding Co., Inc.(b)	1,170,340
48,527	Computer Sciences Corp.	3,018,379
111,479	Conduent, Inc.(b)	1,667,726
313,785	Corning, Inc.	8,312,165
23,849	Cree, Inc.(b)(c)	657,755
40,039	CSRA, Inc.	1,242,010
36,230	Dell Technologies, Inc., Class V(b)	2,282,128
24,873	Diebold Nixdorf, Inc.	676,546
6,002	DST Systems, Inc.	691,130
120,477	eBay, Inc.(b)	3,834,783
19,088	EchoStar Corp., Class A(b)	972,152
18,722	Electronic Arts, Inc.(b)	1,561,976
7,094	F5 Networks, Inc.(b)	950,809
62,795	Facebook, Inc., Class A(b)	8,183,444
46,359	Fidelity National Information Services, Inc.	3,681,832
16,889	First Solar, Inc.(b)(c)	526,768
21,096	Fiserv, Inc.(b)	2,266,343
5,294	FleetCor Technologies, Inc.(b)	780,812
385,238	Flex Ltd.(b)	6,036,679
20,785	FLIR Systems, Inc.	734,334
22,522	Genpact Ltd.(b)	555,843
22,249	Harris Corp.	2,285,195
996,667	Hewlett Packard Enterprise Co.	22,604,408
914,998	HP, Inc.	13,770,720
15,449	IAC/InterActiveCorp.(b)	1,063,046
1,227,135	Intel Corp.	45,183,111
254,122	International Business Machines Corp.	44,349,371
17,032	Intuit, Inc.	2,019,655
98,409	Jabil Circuit, Inc.	2,359,848
54,703	Juniper Networks, Inc.	1,464,946
38,621	Keysight Technologies, Inc.(b)	1,431,680
27,538	KLA-Tencor Corp.	2,343,759
17,946	Lam Research Corp.	2,061,278
21,042	Leidos Holdings, Inc.	1,016,749
30,600	Linear Technology Corp.	1,931,778
144,139	Marvell Technology Group Ltd. (Bermuda)	2,143,347
42,892	Mastercard, Inc., Class A	4,560,706
50,576	Maxim Integrated Products, Inc.	2,249,620
35,645	Microchip Technology, Inc.	2,400,691
461,221	Micron Technology, Inc.(b)	11,120,038
916,008	Microsoft Corp.	59,219,917
28,252	Motorola Solutions, Inc.	2,280,219
59,624	NCR Corp.(b)	2,565,024
68,987	NetApp, Inc.	2,643,582
32,469	Nuance Communications, Inc.(b)	514,958
47,826	NVIDIA Corp.	5,221,643
15,542	NXP Semiconductors NV (Netherlands)(b)	1,520,785

111,347	ON Semiconductor Corp.(b)	$1,483,142
479,087	Oracle Corp.	19,216,180
42,665	Paychex, Inc.	2,572,273
80,781	PayPal Holdings, Inc.(b)	3,213,468
33,648	Qorvo, Inc.(b)	2,160,538
305,392	QUALCOMM, Inc.	16,317,095
8,319	Red Hat, Inc.(b)	631,246
18,051	salesforce.com, inc.(b)	1,427,834
54,136	Sanmina Corp.(b)	2,108,597
13,645	ScanSource, Inc.(b)	539,660
12,438	Science Applications International Corp.	1,012,702
113,484	Seagate Technology PLC	5,123,803
11,009	Skyworks Solutions, Inc.	1,009,966
188,784	Symantec Corp.	5,200,999
9,538	SYNNEX Corp.	1,146,277
21,827	Synopsys, Inc.(b)	1,372,700
76,320	TE Connectivity Ltd.	5,674,392
44,936	Tech Data Corp.(b)	3,844,724
39,893	Teradata Corp.(b)	1,171,258
32,075	Teradyne, Inc.	910,289
140,988	Texas Instruments, Inc.	10,650,234
17,179	Total System Services, Inc.	870,632
36,715	Trimble, Inc.(b)	1,087,498
53,692	Unisys Corp.(b)(c)	689,942
10,398	Vantiv, Inc., Class A(b)	647,172
7,275	VeriSign, Inc.(b)(c)	583,528
17,178	Versum Materials, Inc.(b)	480,125
101,100	Visa, Inc., Class A	8,361,981
59,420	Vishay Intertechnology, Inc.	986,372
76,336	Western Digital Corp.	6,086,269
114,875	Western Union Co. (The)	2,249,253
557,399	Xerox Corp.	3,862,775
33,880	Xilinx, Inc.	1,971,816
239,962	Yahoo!, Inc.(b)	10,575,125

		629,325,179

	Materials - 4.6%
4,480	Advansix, Inc.(b)	115,091
34,215	Air Products & Chemicals, Inc.	4,781,888
238,961	AK Steel Holding Corp.(b)	1,930,805
16,176	Albemarle Corp.	1,498,545
59,837	Alcoa Corp.	2,181,059
91,055	Allegheny Technologies, Inc.(c)	1,978,625
9,298	AptarGroup, Inc.	678,475
16,821	Ashland Global Holdings, Inc.	2,002,204
20,055	Avery Dennison Corp.	1,464,416
26,667	Axalta Coating Systems Ltd.(b)	773,343
23,847	Ball Corp.	1,818,572
25,594	Bemis Co., Inc.	1,246,940
26,833	Berry Plastics Group, Inc.(b)	1,369,288
18,941	Cabot Corp.	1,048,763
17,075	Carpenter Technology Corp.	683,341
27,000	Celanese Corp., Series A	2,278,800
80,875	CF Industries Holdings, Inc.	2,854,079
386,499	Chemours Co. (The)	10,211,304
26,434	Chemtura Corp.(b)	874,965
443,267	Cliffs Natural Resources, Inc.(b)(c)	3,887,452
67,037	Commercial Metals Co.	1,369,566
7,395	Compass Minerals International, Inc.	618,222
115,373	Constellium NV, Class A (Netherlands)(b)	865,298
36,088	Crown Holdings, Inc.(b)	1,954,887
40,116	Domtar Corp.	1,752,668
305,023	Dow Chemical Co. (The)	18,188,521
191,986	E.I. du Pont de Nemours & Co.	14,494,943
37,260	Eastman Chemical Co.	2,887,650
29,547	Ecolab, Inc.	3,549,481
27,327	FMC Corp.	1,643,992
1,585,134	Freeport-McMoRan, Inc.(b)	26,392,481
83,622	Graphic Packaging Holding Co.	1,046,111
140,395	Huntsman Corp.	2,862,654
9,550	Ingevity Corp.(b)	530,884
10,122	International Flavors & Fragrances, Inc.	1,186,400
166,700	International Paper Co.	9,435,220
131,716	LyondellBasell Industries NV, Class A	12,285,151

Schedule of Investments(a)

8,435	Martin Marietta Materials, Inc.	$1,936,676
69,348	Monsanto Co.	7,511,082
175,708	Mosaic Co. (The)	5,511,960
1,750	NewMarket Corp.	754,547
186,803	Newmont Mining Corp.	6,777,213
123,287	Nucor Corp.	7,161,742
42,972	Olin Corp.	1,126,296
118,789	Owens-Illinois, Inc.(b)	2,245,112
25,168	Packaging Corp. of America	2,319,986
20,638	PolyOne Corp.	703,962
41,110	PPG Industries, Inc.	4,111,411
52,702	Praxair, Inc.	6,242,025
28,077	Reliance Steel & Aluminum Co.	2,236,333
27,992	RPM International, Inc.	1,462,862
26,888	Sealed Air Corp.	1,304,068
8,726	Sensient Technologies Corp.	669,721
6,615	Sherwin-Williams Co. (The)	2,009,703
9,887	Silgan Holdings, Inc.	578,488
27,226	Sonoco Products Co.	1,496,069
61,772	Southern Copper Corp. (Peru)(c)	2,369,574
83,462	Steel Dynamics, Inc.	2,821,850
275,270	United States Steel Corp.	9,004,082
12,074	Valspar Corp. (The)	1,336,230
12,357	Vulcan Materials Co.	1,585,774
10,368	W.R. Grace & Co.	718,917
58,010	WestRock Co.	3,095,414

		221,833,181

	Real Estate - 2.6%
14,187	Alexandria Real Estate Equities, Inc. REIT	1,572,203
20,044	American Campus Communities, Inc. REIT	974,539
26,413	American Tower Corp. REIT	2,733,745
21,186	Apartment Investment & Management Co., Class A REIT	933,667
47,464	Apple Hospitality REIT, Inc. REIT	950,229
15,580	AvalonBay Communities, Inc. REIT	2,700,170
26,732	Boston Properties, Inc. REIT	3,499,219
58,934	Brandywine Realty Trust REIT	948,837
31,989	Brixmor Property Group, Inc. REIT	771,895
15,820	Camden Property Trust REIT	1,322,077
19,713	Care Capital Properties, Inc. REIT	487,108
90,135	CBL & Associates Properties, Inc. REIT	977,965
54,866	CBRE Group, Inc., Class A(b)	1,665,732
51,652	Columbia Property Trust, Inc. REIT	1,149,257
45,015	CoreCivic, Inc. REIT(c)	1,307,236
30,468	Corporate Office Properties Trust REIT	969,492
23,226	Crown Castle International Corp. REIT	2,039,940
15,055	DCT Industrial Trust, Inc. REIT	672,808
58,822	DDR Corp. REIT	892,918
64,767	DiamondRock Hospitality Co. REIT	729,924
20,415	Digital Realty Trust, Inc. REIT	2,197,266
24,840	Douglas Emmett, Inc. REIT	939,946
61,920	Duke Realty Corp. REIT	1,506,514
9,282	EPR Properties REIT	686,590
3,766	Equinix, Inc. REIT	1,449,835
34,369	Equity Commonwealth REIT(b)	1,059,940
6,988	Equity LifeStyle Properties, Inc. REIT	516,693
56,464	Equity Residential REIT	3,431,317
7,229	Essex Property Trust, Inc. REIT	1,621,465
7,704	Extra Space Storage, Inc. REIT	555,073
6,564	Federal Realty Investment Trust REIT	921,782
21,403	Geo Group, Inc. (The) REIT	888,653
72,098	GGP, Inc. REIT	1,790,914
127,963	HCP, Inc. REIT	3,879,838
19,080	Healthcare Realty Trust, Inc. REIT	576,407
19,751	Healthcare Trust of America, Inc., Class A REIT	574,162
17,744	Highwoods Properties, Inc. REIT	912,219
61,885	Hospitality Properties Trust REIT	1,926,480
180,140	Host Hotels & Resorts, Inc. REIT	3,255,130
68,410	Iron Mountain, Inc. REIT	2,449,078
8,515	Jones Lang LaSalle, Inc.	877,300

13,946	Kilroy Realty Corp. REIT	$1,043,858
60,019	Kimco Realty Corp. REIT	1,493,873
9,392	Lamar Advertising Co., Class A REIT	709,284
31,980	LaSalle Hotel Properties REIT	964,837
83,211	Lexington Realty Trust REIT	892,022
42,364	Liberty Property Trust REIT	1,626,354
23,284	Macerich Co. (The) REIT	1,599,378
44,177	Mack-Cali Realty Corp. REIT	1,237,840
10,414	Mid-America Apartment Communities, Inc. REIT	988,809
17,037	National Retail Properties, Inc. REIT	742,813
18,291	OMEGA Healthcare Investors, Inc. REIT(c)	586,592
46,379	Outfront Media, Inc. REIT	1,272,176
38,090	Paramount Group, Inc. REIT	635,722
16,110	Park Hotels & Resorts, Inc. REIT	437,225
54,532	Piedmont Office Realty Trust, Inc., Class A REIT	1,184,435
98,338	Prologis, Inc. REIT	4,803,811
10,098	Public Storage REIT	2,171,070
25,614	Quality Care Properties, Inc. REIT(b)	472,834
43,856	Rayonier, Inc. REIT	1,223,144
40,212	Realogy Holdings Corp.	1,041,893
23,785	Realty Income Corp. REIT	1,418,300
11,628	Regency Centers Corp. REIT	810,820
61,406	Retail Properties of America, Inc., Class A REIT	919,248
38,705	RLJ Lodging Trust REIT	898,343
10,683	Ryman Hospitality Properties, Inc. REIT	653,586
77,175	Senior Housing Properties Trust REIT	1,470,184
30,143	Simon Property Group, Inc. REIT	5,539,379
18,121	SL Green Realty Corp. REIT	1,974,645
72,654	Spirit Realty Capital, Inc. REIT	764,320
41,898	Sunstone Hotel Investors, Inc. REIT	616,739
11,085	Taubman Centers, Inc. REIT	785,261
34,912	UDR, Inc. REIT	1,220,174
64,112	Ventas, Inc. REIT	3,953,787
191,353	VEREIT, Inc. REIT	1,632,241
30,868	Vornado Realty Trust REIT	3,281,577
72,491	Washington Prime Group, Inc. REIT	699,538
20,004	Weingarten Realty Investors REIT	712,743
67,866	Welltower, Inc. REIT	4,499,516
218,457	Weyerhaeuser Co. REIT	6,844,258
16,431	WP Carey, Inc. REIT	1,017,736
36,045	Xenia Hotels & Resorts, Inc. REIT	661,426

		124,817,354

	Telecommunication Services - 3.1%
1,924,718	AT&T, Inc.	81,146,111
349,167	CenturyLink, Inc.	9,029,459
767,225	Frontier Communications Corp.(c)	2,677,615
68,326	Leap Wireless Corp.(b)	225,476
42,481	Level 3 Communications, Inc.(b)	2,525,920
57,544	Telephone & Data Systems, Inc.	1,763,724
55,279	T-Mobile US, Inc.(b)	3,442,223
956,324	Verizon Communications, Inc.	46,869,439
147,397	Windstream Holdings, Inc.(c)	1,190,968

		148,870,935

	Utilities - 4.3%
460,728	AES Corp. (The)	5,270,728
11,236	ALLETE, Inc.	734,273
53,358	Alliant Energy Corp.	2,008,929
77,528	Ameren Corp.	4,081,849
138,723	American Electric Power Co., Inc.	8,886,595
31,766	American Water Works Co., Inc.	2,332,895
19,513	Aqua America, Inc.	593,390
21,789	Atmos Energy Corp.	1,659,886
18,508	Avista Corp.	715,149
11,655	Black Hills Corp.	729,020
172,070	Calpine Corp.(b)	2,030,426
184,572	CenterPoint Energy, Inc.	4,837,632
65,742	CMS Energy Corp.	2,800,609
90,946	Consolidated Edison, Inc.	6,761,835
123,698	Dominion Resources, Inc.	9,435,683

Schedule of Investments(a)

52,058	DTE Energy Co.	$5,135,001
208,704	Duke Energy Corp.	16,391,612
106,110	Dynegy, Inc.(b)	1,013,350
88,751	Edison International	6,468,173
80,576	Entergy Corp.	5,772,465
68,675	Eversource Energy	3,799,101
402,317	Exelon Corp.	14,435,134
211,855	FirstEnergy Corp.	6,423,444
48,467	Great Plains Energy, Inc.	1,335,266
36,728	Hawaiian Electric Industries, Inc.	1,229,653
10,289	IDACORP, Inc.	823,326
85,833	MDU Resources Group, Inc.	2,519,199
23,835	National Fuel Gas Co.	1,338,335
19,275	New Jersey Resources Corp.	726,668
86,040	NextEra Energy, Inc.	10,644,869
53,927	NiSource, Inc.	1,206,347
10,072	NorthWestern Corp.	575,212
324,544	NRG Energy, Inc.	5,367,958
62,107	OGE Energy Corp.	2,083,069
10,556	ONE Gas, Inc.	682,129
139,589	PG&E Corp.	8,639,163
32,666	Pinnacle West Capital Corp.	2,535,862
22,653	PNM Resources, Inc.	779,263
24,034	Portland General Electric Co.	1,048,123
186,927	PPL Corp.	6,512,537
151,637	Public Service Enterprise Group, Inc.	6,709,937
34,406	SCANA Corp.	2,363,692
54,428	Sempra Energy	5,572,883
252,747	Southern Co. (The)	12,493,284
12,983	Southwest Gas Holdings, Inc.	1,046,040
7,638	Spire, Inc.	496,470
48,935	UGI Corp.	2,269,116
23,447	Vectren Corp.	1,287,006
43,293	WEC Energy Group, Inc.	2,556,452
33,986	Westar Energy, Inc.	1,858,694
13,028	WGL Holdings, Inc.	1,067,514
134,203	Xcel Energy, Inc.	5,545,268

		203,630,514

	Total Common Stocks and Other Equity Interests (Cost $4,084,577,301)	4,779,825,453

	Money Market Fund - 0.0%
443,789	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(e) (Cost $443,789)	443,789

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $4,085,021,090) - 100.0%	4,780,269,242

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.7%
34,853,628	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(e)(f) (Cost $34,853,628)	34,853,628

	Total Investments (Cost $4,119,874,718)(g) - 100.7%	4,815,122,870
	Other assets less liabilities - (0.7)%	(34,096,187)

	Net Assets - 100.0%	$4,781,026,683

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated . The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2017.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
Invesco Ltd.	$3,147,763	$396,831	$(212,701)	$(217,404)	$(18,256)	$3,096,233	$85,548
Invesco Mortgage Capital, Inc. REIT	875,047	103,320	(45,798)	107,477	6,299	1,046,345	82,857

Total Investments in Affiliates	$4,022,810	$500,151	$(258,499)	$(109,927)	$(11,957)	$4,142,578	$168,405

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $4,157,724,459. The net unrealized appreciation was $657,398,411, which consisted of aggregate gross unrealized appreciation of $838,784,511 and aggregate gross unrealized depreciation of $181,386,100.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 14.2%
30,224	1-800-Flowers.com, Inc., Class A(b)	$272,016
83,609	Aaron’s, Inc.	2,586,862
28,183	AMC Networks, Inc., Class A(b)	1,616,295
31,530	American Outdoor Brands Corp.(b)(c)	671,589
33,720	American Public Education, Inc.(b)	819,396
15,328	America’s Car-Mart, Inc.(b)	643,010
285,743	Arcos Dorados Holdings, Inc., Class A (Uruguay)(b)	1,657,309
28,756	Arctic Cat, Inc.(b)(c)	540,613
71,934	Ascent Capital Group, Inc., Class A(b)	1,114,258
137,980	Barnes & Noble Education, Inc.(b)	1,386,699
225,983	Barnes & Noble, Inc.	2,305,027
9,536	Bassett Furniture Industries, Inc.	268,915
101,951	Beazer Homes USA, Inc.(b)	1,453,821
107,909	Belmond Ltd., Class A (United Kingdom)(b)	1,494,540
41,706	Big 5 Sporting Goods Corp.	642,272
1,616	Biglari Holdings, Inc.(b)	716,211
15,855	BJ’s Restaurants, Inc.(b)	563,645
38,699	Black Diamond, Inc.(b)	216,714
10,652	Blue Nile, Inc.	433,643
36,614	Bob Evans Farms, Inc.	2,066,128
174,582	Bon-Ton Stores, Inc. (The)(b)(c)	206,007
17,502	Boot Barn Holdings, Inc.(b)(c)	189,897
100,582	Boyd Gaming Corp.(b)	2,043,826
41,692	Bravo Brio Restaurant Group, Inc.(b)	170,937
48,839	Bridgepoint Education, Inc.(b)	519,647
18,288	Bright Horizons Family Solutions, Inc.(b)	1,295,888
56,561	Buckle, Inc. (The)(c)	1,196,265
9,354	Buffalo Wild Wings, Inc.(b)	1,412,454
17,598	Build-A-Bear Workshop, Inc.(b)	211,176
3,940	Cable One, Inc.	2,491,577
55,606	CalAtlantic Group, Inc.	1,938,981
64,551	Caleres, Inc.	1,984,943
62,872	Callaway Golf Co.	712,340
11,219	Capella Education Co.	959,224
376,504	Career Education Corp.(b)	3,678,444
15,169	Carriage Services, Inc.	393,636
36,540	Carrols Restaurant Group, Inc.(b)	524,349
21,338	Carter’s, Inc.	1,787,058
29,613	Cato Corp. (The), Class A	751,874
6,297	Cavco Industries, Inc.(b)	618,680
130,890	Central European Media Enterprises Ltd., Class A (Bermuda)(b)(c)	340,314
22,543	Century Communities, Inc.(b)	512,853
31,128	Cheesecake Factory, Inc. (The)	1,875,773
58,452	Chegg, Inc.(b)	420,270
16,530	Children’s Place, Inc. (The)	1,603,410
28,217	Choice Hotels International, Inc.	1,566,044
189,648	Christopher & Banks Corp.(b)	254,128
6,580	Churchill Downs, Inc.	943,243
6,652	Chuy’s Holdings, Inc.(b)	195,569
29,553	Citi Trends, Inc.	474,326
163,271	Clear Channel Outdoor Holdings, Inc., Class A	808,191

73,638	ClubCorp Holdings, Inc.	$1,215,027
13,772	Columbia Sportswear Co.	748,784
45,103	Conn’s, Inc.(b)(c)	475,837
29,409	Container Store Group, Inc. (The)(b)(c)	143,222
30,167	Cooper-Standard Holdings, Inc.(b)	3,175,982
125,042	Crocs, Inc.(b)	912,807
14,987	CSS Industries, Inc.	368,980
6,004	Culp, Inc.	193,329
79,495	Cumulus Media, Inc., Class A(b)	79,336
17,390	Dave & Buster’s Entertainment, Inc.(b)	947,059
24,555	Del Frisco’s Restaurant Group, Inc.(b)	429,713
48,793	Denny’s Corp.(b)	593,811
54,468	Destination Maternity Corp.(b)	308,289
15,516	DineEquity, Inc.	1,064,087
16,714	Domino’s Pizza, Inc.	2,917,262
13,138	Dorman Products, Inc.(b)	906,785
205,373	Drive Shack, Inc.	850,244
42,730	Dunkin’ Brands Group, Inc.	2,216,405
35,286	E.W. Scripps Co. (The), Class A(b)	687,371
22,978	Eldorado Resorts, Inc.(b)(c)	356,159
33,494	Entravision Communications Corp., Class A	180,868
69,045	Eros International PLC(b)(c)	821,636
23,288	Ethan Allen Interiors, Inc.	677,681
110,964	Express, Inc.(b)	1,179,547
61,664	Extended Stay America, Inc.	999,573
17,315	Fiesta Restaurant Group, Inc.(b)	455,385
76,191	Finish Line, Inc. (The), Class A	1,310,485
25,421	Five Below, Inc.(b)	1,013,027
8,013	Flexsteel Industries, Inc.	407,541
31,432	Francesca’s Holdings Corp.(b)	548,174
76,759	Fred’s, Inc., Class A(c)	1,118,379
27,340	FTD Cos., Inc.(b)	628,273
15,022	Gentherm, Inc.(b)	531,779
28,537	G-III Apparel Group Ltd.(b)	749,382
33,692	Global Eagle Entertainment, Inc.(b)	207,543
52,841	GoPro, Inc., Class A(b)(c)	568,041
25,963	Grand Canyon Education, Inc.(b)	1,531,298
66,034	Gray Television, Inc.(b)	782,503
262,030	Groupon, Inc., Class A(b)(c)	904,004
176,922	Harte-Hanks, Inc.	275,998
31,850	Haverty Furniture Cos., Inc.	694,330
18,537	Helen of Troy Ltd.(b)	1,729,502
97,495	hhgregg, Inc.(b)(c)	52,608
30,284	Hibbett Sports, Inc.(b)	999,372
7,886	Hooker Furniture Corp.	261,815
38,217	Horizon Global Corp.(b)	747,907
98,308	Houghton Mifflin Harcourt Co.(b)	1,110,880
405,672	Hovnanian Enterprises, Inc., Class A(b)(c)	961,443
38,800	HSN, Inc.	1,367,700
32,185	Hyatt Hotels Corp., Class A(b)	1,760,841
185,764	Iconix Brand Group, Inc.(b)	1,911,512
55,392	Ilg, Inc.	1,049,678
21,313	IMAX Corp.(b)	694,804
8,515	Installed Building Products, Inc.(b)	348,264
24,908	International Speedway Corp., Class A	912,878
24,841	Intrawest Resorts Holdings, Inc.(b)	511,973
21,542	iRobot Corp.(b)	1,304,584
32,525	Isle of Capri Casinos, Inc.(b)	774,420
17,875	J. Alexander’s Holdings, Inc.(b)	178,750
20,307	Jack in the Box, Inc.	2,191,531
55,514	JAKKS Pacific, Inc.(b)(c)	283,121
48,013	John Wiley & Sons, Inc., Class A	2,645,516
8,483	Johnson Outdoors, Inc., Class A	292,494
86,977	K12, Inc.(b)	1,733,452
19,622	Kandi Technologies Group, Inc. (China)(b)(c)	83,394

Schedule of Investments(a)

49,427	Kate Spade & Co.(b)	$914,894
146,108	KB Home(c)	2,393,249
25,530	Kirkland’s, Inc.(b)	354,356
122,955	La Quinta Holdings, Inc.(b)	1,737,354
34,124	Lands’ End, Inc.(b)(c)	523,803
42,514	La-Z-Boy, Inc.	1,215,900
19,769	LCI Industries(c)	2,169,648
11,785	LGI Homes, Inc.(b)(c)	366,042
12,516	Liberty Broadband Corp., Class A(b)	1,047,339
32,165	Liberty Broadband Corp., Class C(b)	2,744,961
2,325	Liberty Expedia Holdings, Inc., Class A(b)	102,323
74,767	Liberty TripAdvisor Holdings, Inc., Series A(b)	1,342,068
3,488	Liberty Ventures, Series A(b)	152,251
38,315	LifeLock, Inc.(b)	918,027
22,336	Lifetime Brands, Inc.	333,923
31,994	Lions Gate Entertainment Corp., Class A(c)	920,467
31,994	Lions Gate Entertainment Corp., Class B(b)	857,119
20,728	Lithia Motors, Inc., Class A	2,137,471
25,344	Loral Space & Communications, Inc.(b)	1,032,768
31,454	Lululemon Athletica, Inc.(b)	2,123,460
81,892	Lumber Liquidators Holdings, Inc.(b)(c)	1,282,429
51,737	M/I Homes, Inc.(b)	1,300,668
26,233	Marcus Corp. (The)	777,808
25,659	MarineMax, Inc.(b)	550,386
16,675	Marriott Vacations Worldwide Corp.	1,442,054
17,363	McClatchy Co. (The), Class A(b)	200,369
70,279	MDC Holdings, Inc.	1,900,344
29,589	MDC Partners, Inc., Class A	189,370
46,075	Meredith Corp.	2,824,398
54,256	Meritage Homes Corp.(b)	1,993,908
32,710	Metaldyne Performance Group, Inc.	771,956
69,572	Michaels Cos., Inc. (The)(b)	1,368,481
93,476	Modine Manufacturing Co.(b)	1,271,274
8,485	Monarch Casino & Resort, Inc.(b)	201,604
14,006	Monro Muffler Brake, Inc.	838,959
10,134	Motorcar Parts of America, Inc.(b)	265,815
19,214	Movado Group, Inc.	521,660
43,685	MSG Networks, Inc., Class A(b)	1,013,492
13,340	NACCO Industries, Inc., Class A	983,825
91,259	National CineMedia, Inc.	1,337,857
9,324	Nautilus, Inc.(b)	161,771
42,362	New Media Investment Group, Inc.	645,597
110,751	New York Times Co. (The), Class A	1,495,139
14,553	Nexstar Media Group, Inc., Class A	951,766
15,949	Noodles & Co., Class A(b)(c)	70,176
19,118	Nutrisystem, Inc.	631,850
31,041	Overstock.com, Inc.(b)	515,281
11,721	Oxford Industries, Inc.	644,889
13,542	Papa John’s International, Inc.	1,154,049
42,732	Party City Holdco, Inc.(b)(c)	617,477
65,530	Penn National Gaming, Inc.(b)	903,003
35,055	Perry Ellis International, Inc.(b)	826,947
23,761	PetMed Express, Inc.(c)	503,496
295,638	Pier 1 Imports, Inc.	2,149,288
65,366	Pinnacle Entertainment, Inc.(b)	1,006,636
19,082	Pool Corp.	2,014,296
3,774	Popeyes Louisiana Kitchen, Inc.(b)	238,479
19,421	Potbelly Corp.(b)	252,473
30,187	Reading International, Inc., Class A(b)	493,557
12,324	Red Robin Gourmet Burgers, Inc.(b)	586,006
90,008	Regis Corp.(b)	1,252,911
19,489	RH(b)(c)	526,593
22,684	Rocky Brands, Inc.	286,953

218,080	Ruby Tuesday, Inc.(b)	$427,437
16,548	Ruth’s Hospitality Group, Inc.	283,798
48,023	Scholastic Corp.	2,198,493
127,868	Scientific Games Corp., Class A(b)	2,173,756
35,421	Sears Hometown and Outlet Stores, Inc.(b)	129,287
58,902	Select Comfort Corp.(b)	1,188,642
46,887	Shiloh Industries, Inc.(b)	562,175
18,364	Shoe Carnival, Inc.	469,567
27,764	Shutterfly, Inc.(b)	1,425,126
61,396	Sinclair Broadcast Group, Inc., Class A	2,072,115
54,060	Skechers U.S.A., Inc., Class A(b)	1,357,987
35,627	SodaStream International Ltd. (Israel)(b)	1,567,232
22,542	Sonic Corp.	561,296
88,190	Sotheby’s(b)(c)	3,502,025
23,415	Speedway Motorsports, Inc.	503,188
17,816	Sportsman’s Warehouse Holdings, Inc.(b)	132,551
135,055	Stage Stores, Inc.(c)	378,154
20,463	Standard Motor Products, Inc.	1,020,490
94,967	Stein Mart, Inc.	347,579
46,520	Steven Madden Ltd.(b)	1,637,504
42,169	Stoneridge, Inc.(b)	691,993
4,691	Strattec Security Corp.	144,483
21,790	Strayer Education, Inc.(b)	1,764,990
16,636	Sturm Ruger & Co., Inc.(c)	877,549
39,115	Superior Industries International, Inc.	901,601
58,597	Taylor Morrison Home Corp., Class A(b)	1,136,782
37,037	Tempur Sealy International, Inc.(b)(c)	1,592,591
5,216	Tesla, Inc.(b)(c)	1,314,067
31,527	Texas Roadhouse, Inc.	1,470,419
11,761	Tile Shop Holdings, Inc.(b)	224,635
28,946	Tilly’s, Inc., Class A(b)	387,876
33,229	TopBuild Corp.(b)	1,233,128
61,811	Tower International, Inc.	1,619,448
132,386	TRI Pointe Group, Inc.(b)	1,624,376
25,850	TripAdvisor, Inc.(b)	1,367,465
91,259	Tuesday Morning Corp.(b)	392,414
29,192	Unifi, Inc.(b)	784,973
10,340	Universal Electronics, Inc.(b)	615,230
87,084	Universal Technical Institute, Inc.	279,540
13,011	Vail Resorts, Inc.	2,231,907
23,003	Vera Bradley, Inc.(b)	263,614
32,100	Vince Holding Corp.(b)(c)	97,905
34,295	Vitamin Shoppe, Inc.(b)	742,487
88,970	VOXX International Corp.(b)	373,674
4,660	Wayfair, Inc., Class A(b)	193,670
21,196	WCI Communities, Inc.(b)	495,986
68,617	Weight Watchers International, Inc.(b)(c)	854,282
22,304	West Marine, Inc.(b)	206,758
82,139	William Lyon Homes, Class A(b)(c)	1,449,753
30,607	Winnebago Industries, Inc.	961,060
117,631	Wolverine World Wide, Inc.	2,763,152
29,053	World Wrestling Entertainment, Inc., Class A(c)	568,858
25,320	ZAGG, Inc.(b)	169,644
30,179	Zumiez, Inc.(b)	605,089

		226,327,176

	Consumer Staples - 2.9%
53,834	Adecoagro SA (Argentina)(b)	622,859
26,300	Alliance One International, Inc.(b)	437,895
12,799	Amira Nature Foods Ltd. (United Arab Emirates)(b)(c)	74,234
40,056	B&G Foods, Inc.	1,776,484
21,939	Blue Buffalo Pet Products, Inc.(b)	532,021
3,173	Boston Beer Co., Inc. (The), Class A(b)	487,690
9,516	Calavo Growers, Inc.	526,235
16,947	Cal-Maine Foods, Inc.	706,690

Schedule of Investments(a)

23,105	Central Garden & Pet Co.(b)(c)	$758,999
83,821	Central Garden & Pet Co., Class A(b)	2,580,010
21,300	Chefs’ Warehouse, Inc. (The)(b)	355,710
2,875	Coca-Cola Bottling Co. Consolidated	485,415
22,991	Coty, Inc., Class A	441,427
49,388	Fresh Del Monte Produce, Inc.	2,827,463
20,138	Ingles Markets, Inc., Class A	911,245
14,812	Inter Parfums, Inc.	505,089
32,701	Inventure Foods, Inc.(b)	195,879
7,433	J & J Snack Foods Corp.	948,228
6,841	John B. Sanfilippo & Son, Inc.	450,069
15,215	Lancaster Colony Corp.	1,993,926
39,214	Landec Corp.(b)	494,096
10,630	Medifast, Inc.	448,267
8,129	National Beverage Corp.	407,995
11,538	Nutraceutical International Corp.	386,523
22,433	Omega Protein Corp.(b)	559,703
7,872	Orchids Paper Products Co.(c)	214,984
41,244	Performance Food Group Co.(b)	913,555
77,049	Pilgrim’s Pride Corp.(c)	1,474,718
29,137	Post Holdings, Inc.(b)	2,438,184
13,987	PriceSmart, Inc.	1,184,699
12,525	Revlon, Inc., Class A(b)	418,961
21,437	Sanderson Farms, Inc.(c)	1,950,767
14,765	Seneca Foods Corp., Class A(b)	529,325
60,208	Smart & Final Stores, Inc.(b)(c)	863,985
51,179	Snyder’s-Lance, Inc.	1,964,250
101,961	SpartanNash Co.	3,860,243
15,551	Spectrum Brands Holdings, Inc.	2,074,348
71,930	Sprouts Farmers Market, Inc.(b)	1,342,933
137,274	SunOpta, Inc. (Canada)(b)(c)	960,918
13,409	Tootsie Roll Industries, Inc.(c)	502,167
6,377	USANA Health Sciences, Inc.(b)	397,287
79,559	Vector Group Ltd.	1,755,072
18,961	Village Super Market, Inc., Class A	574,329
5,141	WD-40 Co.	540,576
28,538	Weis Markets, Inc.	1,696,299

		45,571,752

	Energy - 8.4%
301,977	Abraxas Petroleum Corp.(b)	745,883
124,559	Aegean Marine Petroleum Network, Inc. (Greece)(c)	1,376,377
128,240	Alon USA Energy, Inc.	1,443,982
45,163	Antero Resources Corp.(b)	1,102,429
697,402	Approach Resources, Inc.(b)(c)	2,266,556
388,795	Archrock, Inc.	5,676,407
23,879	Ardmore Shipping Corp. (Ireland)	175,511
651,741	Bill Barrett Corp.(b)	4,268,903
137,958	Bristow Group, Inc.	2,436,338
87,129	Callon Petroleum Co.(b)	1,331,331
66,603	CARBO Ceramics, Inc.(b)(c)	945,763
69,764	Carrizo Oil & Gas, Inc.(b)	2,466,855
48,266	Clayton Williams Energy, Inc.(b)(c)	7,020,290
144,699	Clean Energy Fuels Corp.(b)(c)	374,770
938,140	Cloud Peak Energy, Inc.(b)(c)	5,338,017
562,976	Cobalt International Energy, Inc.(b)	552,167
215,985	Comstock Resources, Inc.(b)(c)	2,689,013
93,447	Contango Oil & Gas Co.(b)	756,921
17,453	Core Laboratories NV	2,039,034
78,514	CVR Energy, Inc.(c)	1,743,796
99,012	DHT Holdings, Inc.	464,366
16,389	Diamondback Energy, Inc.(b)	1,723,631
49,628	Dorian LPG Ltd.(b)	561,293
34,775	Dril-Quip, Inc.(b)	2,163,005
231,794	Eclipse Resources Corp.(b)	570,213
634,645	EP Energy Corp., Class A(b)(c)	3,325,540
81,185	Era Group, Inc.(b)	1,271,357

993,265	EXCO Resources, Inc.(b)	$664,594
123,548	Fairmount Santrol Holdings, Inc.(b)(c)	1,546,821
154,121	Forum Energy Technologies, Inc.(b)	3,344,426
22,700	Frank’s International NV(c)	268,768
49,863	Frontline Ltd. (Norway)(c)	346,049
56,118	GasLog Ltd. (Monaco)(c)	937,171
203,798	Gastar Exploration, Inc.(b)(c)	346,457
56,748	Geospace Technologies Corp.(b)	1,324,498
125,330	Green Plains, Inc.	2,819,925
39,016	Gulf Island Fabrication, Inc.	542,322
20,456	Gulfmark Offshore, Inc., Class A(b)(c)	34,775
733,967	Helix Energy Solutions Group, Inc.(b)	6,224,040
272,862	Hornbeck Offshore Services, Inc.(b)(c)	1,978,249
52,721	ION Geophysical Corp.(b)(c)	305,782
197,457	Jones Energy, Inc., Class A(b)(c)	878,684
177,473	Kosmos Energy Ltd.(b)	1,160,673
349,158	Laredo Petroleum, Inc.(b)	4,731,091
43,835	Matador Resources Co.(b)	1,154,176
44,030	Matrix Service Co.(b)	986,272
18,136	Natural Gas Services Group, Inc.(b)	520,503
10,089	Navigator Holdings Ltd. (United Kingdom)(b)(c)	116,528
339,980	Newpark Resources, Inc.(b)	2,566,849
100,304	Nordic American Tankers Ltd.(c)	866,627
108,414	North Atlantic Drilling Ltd. (Norway)(b)(c)	304,643
375,406	Northern Oil and Gas, Inc.(b)(c)	1,351,462
1,022,297	Ocean Rig UDW, Inc. (Cyprus)(b)(c)	1,441,439
43,276	Pacific Drilling SA(b)(c)	142,811
174,780	Pacific Ethanol, Inc.(b)	1,240,938
12,893	Panhandle Oil and Gas, Inc., Class A	283,646
582,288	Parker Drilling Co.(b)	1,484,834
47,367	Parsley Energy, Inc., Class A(b)	1,668,266
29,782	PDC Energy, Inc.(b)	2,202,081
28,120	PHI, Inc.(b)	445,702
726,956	Pioneer Energy Services Corp.(b)	4,579,823
169,451	Renewable Energy Group, Inc.(b)	1,474,224
9,054	REX American Resources Corp.(b)	751,754
678,982	Rex Energy Corp.(b)	447,381
109,562	Rice Energy, Inc.(b)	2,172,614
13,951	RigNet, Inc.(b)	275,532
78,242	RPC, Inc.(c)	1,683,768
45,630	RSP Permian, Inc.(b)	1,942,013
282,931	Sanchez Energy Corp.(b)(c)	3,751,665
212,069	Scorpio Tankers, Inc. (Monaco)	812,224
83,108	SemGroup Corp., Class A	3,299,388
119,409	Ship Finance International Ltd. (Norway)(c)	1,791,135
39,858	Synergy Resources Corp.(b)	343,177
110,627	Teekay Tankers Ltd., Class A (Bermuda)	271,036
101,620	Tesco Corp.(b)	873,932
182,447	TETRA Technologies, Inc.(b)	904,937
521,374	Triangle Petroleum Corp.(b)	135,870
192,023	Tsakos Energy Navigation Ltd. (Greece)(c)	908,269
59,876	US Silica Holdings, Inc.	3,541,067
203,844	VAALCO Energy, Inc.(b)	238,497
614,106	W&T Offshore, Inc.(b)(c)	1,780,907
112,558	Westmoreland Coal Co.(b)	2,042,928
220,525	Willbros Group, Inc.(b)	668,191

		133,751,182

	Financials - 18.4%
18,768	1st Source Corp.	846,624
78,106	AG Mortgage Investment Trust, Inc. REIT	1,368,417
197,911	Altisource Residential Corp. REIT	2,402,640
20,130	American National Insurance Co.	2,346,957
16,155	Ameris Bancorp	728,590

Schedule of Investments(a)

11,369	AMERISAFE, Inc.	$716,815
52,214	AmTrust Financial Services, Inc.	1,377,927
314,715	Anworth Mortgage Asset Corp. REIT	1,614,488
42,814	Apollo Commercial Real Estate Finance, Inc. REIT	745,392
48,896	Ares Commercial Real Estate Corp. REIT	659,118
40,961	Argo Group International Holdings Ltd.	2,619,456
55,177	Arlington Asset Investment Corp., Class A(c)	826,000
53,568	ARMOUR Residential REIT, Inc. REIT(c)	1,125,999
12,464	Arrow Financial Corp.	439,979
13,524	Artisan Partners Asset Management, Inc., Class A	391,520
107,243	Astoria Financial Corp.	2,027,965
13,462	Baldwin & Lyons, Inc., Class B	323,088
27,942	Banc of California, Inc.(c)	441,484
7,993	BancFirst Corp.	754,140
50,323	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,368,786
92,411	Bancorp, Inc. (The)(b)	553,542
85,036	BancorpSouth, Inc.	2,525,569
36,364	Bank Mutual Corp.	347,276
5,589	Bank of Marin Bancorp	375,581
28,185	Bank of the Ozarks, Inc.	1,546,511
10,754	Banner Corp.	603,514
55,985	Beneficial Bancorp, Inc.	999,332
30,022	Berkshire Hills Bancorp, Inc.	1,062,779
185,724	BGC Partners, Inc., Class A	2,055,965
59,096	Blackstone Mortgage Trust, Inc., Class A REIT	1,801,837
28,639	Blue Hills Bancorp, Inc.	544,141
17,175	BNC Bancorp	605,419
27,093	BofI Holding, Inc.(b)(c)	799,243
29,600	BOK Financial Corp.	2,434,304
85,275	Boston Private Financial Holdings, Inc.	1,407,037
9,936	Bridge Bancorp, Inc.	359,186
89,360	Brookline Bancorp, Inc.	1,407,420
13,714	Bryn Mawr Bank Corp.	549,246
75,180	Calamos Asset Management, Inc., Class A	633,016
14,850	Camden National Corp.	615,978
8,872	Capital Bank Financial Corp., Class A	349,557
207,616	Capstead Mortgage Corp. REIT	2,215,263
24,368	Cardinal Financial Corp.	764,180
56,515	Cathay General Bancorp	2,059,407
28,887	CBOE Holdings, Inc.	2,299,983
27,140	Centerstate Banks, Inc.	661,945
24,130	Central Pacific Financial Corp.	755,993
16,629	Charter Financial Corp.	285,686
33,410	Chemical Financial Corp.	1,651,456
11,688	Cherry Hill Mortgage Investment Corp. REIT	209,215
16,947	City Holding Co.	1,103,080
22,874	Clifton Bancorp, Inc.	355,004
59,472	CNA Financial Corp.	2,477,009
27,670	CoBiz Financial, Inc.	484,778
16,523	Cohen & Steers, Inc.	576,487
50,816	Columbia Banking System, Inc.	2,020,444
38,107	Community Bank System, Inc.	2,223,925
18,114	Community Trust Bancorp, Inc.	837,772
22,752	ConnectOne Bancorp, Inc.	561,974
69,638	Consumer Portfolio Services, Inc.(b)	332,870
47,091	Cowen Group, Inc., Class A(b)	706,365
3,737	Credit Acceptance Corp.(b)(c)	767,131
22,352	Customers Bancorp, Inc.(b)	770,250

79,911	CVB Financial Corp.	$1,801,194
287,509	CYS Investments, Inc. REIT	2,176,443
2,337	Diamond Hill Investment Group, Inc.	472,541
36,980	Dime Community Bancshares, Inc.	791,372
134,212	Dynex Capital, Inc. REIT	896,536
13,125	Eagle Bancorp, Inc.(b)	803,906
16,971	eHealth, Inc.(b)	208,064
33,362	Employers Holdings, Inc.	1,216,045
55,115	Encore Capital Group, Inc.(b)(c)	1,705,809
106,819	Enova International, Inc.(b)	1,506,148
11,519	Enstar Group Ltd. (Bermuda)(b)	2,230,654
14,276	Enterprise Financial Services Corp.	594,595
25,565	Essent Group Ltd.(b)	883,782
121,561	EverBank Financial Corp.	2,361,930
25,052	Evercore Partners, Inc., Class A	1,940,277
499,876	EZCORP, Inc., Class A(b)	4,948,772
12,208	FactSet Research Systems, Inc.	2,112,594
13,815	FBL Financial Group, Inc., Class A	964,287
13,687	FBR & Co.	195,724
5,690	FCB Financial Holdings, Inc., Class A(b)	267,145
11,986	Federal Agricultural Mortgage Corp., Class C	667,141
6,906	Federated National Holding Co.	126,656
19,277	Fidelity & Guaranty Life	461,684
18,846	Fidelity Southern Corp.	438,169
15,808	Financial Engines, Inc.	609,398
12,623	Financial Institutions, Inc.	415,928
512,159	First BanCorp/Puerto Rico(b)	3,441,708
23,104	First Bancorp/Southern Pines NC	676,254
6,871	First Business Financial Services, Inc.	166,484
6,729	First Citizens BancShares, Inc., Class A	2,467,793
99,155	First Commonwealth Financial Corp.	1,400,069
22,971	First Community Bancshares, Inc.	668,456
8,981	First Defiance Financial Corp.	435,219
92,063	First Financial Bancorp	2,536,336
38,240	First Financial Bankshares, Inc.(c)	1,630,936
13,397	First Financial Corp.	647,745
23,913	First Interstate BancSystem, Inc., Class A	984,020
28,818	First Merchants Corp.	1,104,594
70,825	First Midwest Bancorp, Inc.	1,719,631
15,241	First NBC Bank Holding Co.(b)(c)	60,964
14,592	First of Long Island Corp. (The)	395,443
25,220	Firstcash, Inc.	1,076,894
43,179	Five Oaks Investment Corp. REIT	224,963
28,559	Flagstar Bancorp, Inc.(b)	735,965
35,309	Flushing Financial Corp.	960,405
206,948	FNFV Group(b)	2,690,324
48,170	FXCM, Inc., Class A(b)(c)	337,190
46,127	Gain Capital Holdings, Inc.	346,414
72,784	Glacier Bancorp, Inc.	2,586,016
12,841	Global Indemnity Ltd., Class A(b)	507,348
11,336	Great Southern Bancorp, Inc.	567,367
77,111	Great Western Bancorp, Inc.	3,296,495
27,638	Green Bancorp, Inc.(b)	473,992
42,991	Green Dot Corp., Class A(b)	1,152,159
48,293	Greenhill & Co., Inc.	1,427,058
59,844	Greenlight Capital Re Ltd., Class A(b)	1,352,474
23,566	Hanmi Financial Corp.	781,213
13,371	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	244,422
11,964	HCI Group, Inc.(c)	494,831
18,239	Heartland Financial USA, Inc.	853,585
25,518	Heritage Financial Corp.	650,709
20,042	Heritage Insurance Holdings, Inc.	284,196
68,959	Hilltop Holdings, Inc.	1,888,097
47,807	Home BancShares, Inc.	1,287,921
19,041	HomeStreet, Inc.(b)	498,874

Schedule of Investments(a)

22,459	HomeTrust Bancshares, Inc.(b)	$555,860
67,573	Hope Bancorp, Inc.	1,412,951
59,642	Horace Mann Educators Corp.	2,466,197
15,338	Horizon Bancorp	393,113
11,482	Houlihan Lokey, Inc., Class A	357,090
42,512	IBERIABANK Corp.	3,492,361
19,035	Independent Bank Corp.	399,735
19,487	Independent Bank Corp./MA	1,215,014
9,540	Independent Bank Group, Inc.	592,911
15,580	Infinity Property & Casualty Corp.	1,353,123
12,363	Interactive Brokers Group, Inc., Class A	461,634
75,179	International Bancshares Corp.	2,789,141
17,518	INTL FCStone, Inc.(b)	646,064
32,742	Investment Technology Group, Inc.	658,769
23,786	James River Group Holdings Ltd.	943,115
99,888	KCG Holdings, Inc., Class A(b)	1,395,435
18,632	Lakeland Financial Corp.	827,633
37,058	LegacyTexas Financial Group, Inc.	1,531,237
99,673	Maiden Holdings Ltd.	1,769,196
19,593	MainSource Financial Group, Inc.	643,826
6,746	MarketAxess Holdings, Inc.	1,263,189
15,235	Marlin Business Services Corp.	349,643
53,380	MB Financial, Inc.	2,377,011
16,643	Mercantile Bank Corp.	537,569
40,962	Meridian Bancorp, Inc.	772,134
5,489	Meta Financial Group, Inc.	482,209
209,462	MGIC Investment Corp.(b)	2,230,770
20,485	MidSouth Bancorp, Inc.	296,008
7,560	Morningstar, Inc.	575,694
100,327	Mtge Investment Corp. REIT	1,595,199
34,348	National Bank Holdings Corp., Class A	1,116,310
4,331	National Western Life Group, Inc., Class A	1,269,633
82,515	Nationstar Mortgage Holdings, Inc.(b)(c)	1,496,822
28,012	Navigators Group, Inc. (The)	1,572,874
51,017	NBT Bancorp, Inc.	2,078,433
27,335	Nelnet, Inc., Class A	1,340,235
255,577	New York Mortgage Trust, Inc. REIT(c)	1,638,249
65,735	NMI Holdings, Inc., Class A(b)	709,938
40,510	Northfield Bancorp, Inc.	731,206
8,880	Northrim Bancorp, Inc.	250,860
159,129	Northwest Bancshares, Inc.	2,716,332
12,811	OceanFirst Financial Corp.	363,961
352,127	Ocwen Financial Corp.(b)(c)	1,855,709
148,352	OFG Bancorp(c)	1,965,664
159,830	Old National Bancorp	2,836,983
64,700	OneBeacon Insurance Group Ltd., Class A	1,050,081
83,915	OneMain Holdings, Inc.(b)	1,878,018
32,885	Oppenheimer Holdings, Inc., Class A	562,334
12,852	Opus Bank	261,538
15,892	Orchid Island Capital, Inc. REIT(c)	188,002
50,839	Oritani Financial Corp.	882,057
17,875	Pacific Continental Corp.	443,300
12,752	Pacific Premier Bancorp, Inc.(b)	501,791
15,801	Park National Corp.	1,750,593
14,371	Peapack-Gladstone Financial Corp.	434,076
20,486	Peoples Bancorp, Inc.	636,090
52,875	PICO Holdings, Inc.(b)	753,469
15,710	Pinnacle Financial Partners, Inc.	1,050,214
26,564	Piper Jaffray Cos.(b)	1,872,762
14,403	PJT Partners, Inc., Class A	457,295
59,371	PRA Group, Inc.(b)	2,362,966
9,672	Preferred Bank	535,926
49,470	Primerica, Inc.	3,732,512
48,417	PrivateBancorp, Inc.	2,646,473
76,027	Provident Financial Services, Inc.	2,012,435

146,290	Radian Group, Inc.	$2,691,736
183,673	Redwood Trust, Inc. REIT	2,846,932
28,821	Regional Management Corp.(b)	720,813
28,130	Renasant Corp.	1,119,574
13,371	Republic Bancorp, Inc., Class A	463,305
103,808	Resource Capital Corp. REIT(c)	853,302
29,885	S&T Bancorp, Inc.	1,124,274
16,376	Safeguard Scientifics, Inc.(b)	197,331
23,249	Safety Insurance Group, Inc.	1,666,953
25,116	Sandy Spring Bancorp, Inc.	1,029,003
16,946	Seacoast Banking Corp. of Florida(b)	369,084
54,523	SEI Investments Co.	2,644,911
63,551	Selective Insurance Group, Inc.	2,650,077
12,922	Simmons First National Corp., Class A	777,258
16,823	South State Corp.	1,503,976
29,813	Southside Bancshares, Inc.	1,018,412
18,609	Southwest Bancorp, Inc.	515,469
22,119	State Auto Financial Corp.	558,726
24,381	State Bank Financial Corp.	644,634
54,761	Sterling Bancorp	1,306,050
36,079	Stewart Information Services Corp.	1,575,931
15,425	Stock Yards Bancorp, Inc.	691,040
5,734	Stonegate Bank	260,954
13,921	Sutherland Asset Management Corp. REIT	183,757
11,195	Territorial Bancorp, Inc.	354,546
53,182	Texas Capital Bancshares, Inc.(b)	4,387,515
33,104	TFS Financial Corp.	578,989
72,891	Third Point Reinsurance Ltd. (Bermuda)(b)	834,602
12,773	Tompkins Financial Corp.	1,156,595
36,304	TowneBank	1,168,989
20,895	TriCo Bancshares	770,399
23,225	TriState Capital Holdings, Inc.(b)	515,595
17,401	Triumph Bancorp, Inc.(b)	470,697
133,132	TrustCo Bank Corp. NY	1,118,309
94,546	Trustmark Corp.	3,178,637
39,435	UMB Financial Corp.	3,042,016
44,882	Union Bankshares Corp.	1,649,862
57,128	United Bankshares, Inc.(c)	2,559,334
26,880	United Community Banks, Inc.	756,134
49,838	United Financial Bancorp, Inc.	899,576
22,894	United Fire Group, Inc.	1,080,597
10,489	United Insurance Holdings Corp.	143,385
21,855	Universal Insurance Holdings, Inc.(c)	571,508
26,367	Univest Corp. of Pennsylvania(c)	742,231
8,750	Virtu Financial, Inc., Class A	153,563
5,342	Virtus Investment Partners, Inc.	582,278
24,920	Walker & Dunlop, Inc.(b)	782,737
270,783	Walter Investment Management Corp.(b)(c)	1,028,975
14,158	Washington Trust Bancorp, Inc.	771,611
29,107	Waterstone Financial, Inc.	526,837
34,259	WesBanco, Inc.	1,421,749
24,920	Westamerica Bancorporation(c)	1,414,210
38,231	Western Alliance Bancorp(b)	1,887,847
137,989	Western Asset Mortgage Capital Corp. REIT	1,392,309
6,351	Westwood Holdings Group, Inc.	355,148
51,715	Wintrust Financial Corp.	3,702,794
33,094	World Acceptance Corp.(b)(c)	1,623,923
19,397	WSFS Financial Corp.	878,684

		292,928,068

	Health Care - 6.4%
9,162	Abaxis, Inc.	466,850
3,752	ABIOMED, Inc.(b)	399,100
16,840	Acadia Healthcare Co., Inc.(b)(c)	646,151

Schedule of Investments(a)

9,428	ACADIA Pharmaceuticals, Inc.(b)(c)	$326,115
36,415	Accuray, Inc.(b)	209,386
21,752	Aceto Corp.	415,246
18,714	Acorda Therapeutics, Inc.(b)	383,637
10,850	Adamas Pharmaceuticals, Inc.(b)(c)	172,189
3,827	Agios Pharmaceuticals, Inc.(b)(c)	164,676
27,921	Air Methods Corp.(b)	996,780
19,103	Akorn, Inc.(b)	364,867
12,424	Albany Molecular Research, Inc.(b)(c)	228,602
14,786	Align Technology, Inc.(b)	1,355,728
35,581	Alkermes PLC(b)	1,925,288
167,577	Allscripts Healthcare Solutions, Inc.(b)	1,962,327
9,315	Almost Family, Inc.(b)	440,134
10,119	Alnylam Pharmaceuticals, Inc.(b)	404,659
15,048	AMAG Pharmaceuticals, Inc.(b)	362,657
27,347	Amedisys, Inc.(b)	1,253,040
26,621	AMN Healthcare Services, Inc.(b)	954,363
22,053	Amphastar Pharmaceuticals, Inc.(b)	347,335
8,878	Analogic Corp.	689,377
45,111	AngioDynamics, Inc.(b)	726,062
5,765	Anika Therapeutics, Inc.(b)	291,363
5,616	Aptevo Therapeutics, Inc.(b)	11,176
6,099	athenahealth, Inc.(b)	768,413
776	Atrion Corp.	379,154
17,958	BioMarin Pharmaceutical, Inc.(b)	1,573,660
270,077	BioScrip, Inc.(b)(c)	370,005
15,541	Bio-Techne Corp.	1,581,297
6,724	Bluebird Bio, Inc.(b)	500,938
52,871	Bruker Corp.	1,254,629
13,035	Cambrex Corp.(b)	683,686
6,215	Cantel Medical Corp.	481,103
23,210	Capital Senior Living Corp.(b)	386,911
53,619	Catalent, Inc.(b)	1,434,844
26,092	Celldex Therapeutics, Inc.(b)(c)	85,060
21,887	Charles River Laboratories International, Inc.(b)	1,768,470
8,960	Chemed Corp.	1,488,166
38,178	Chimerix, Inc.(b)	207,688
2,673	China Biologic Products, Inc. (China)(b)	304,562
23,830	Civitas Solutions, Inc.(b)	436,089
11,559	Clovis Oncology, Inc.(b)	749,023
8,494	Computer Programs & Systems, Inc.(c)	191,964
25,854	CONMED Corp.	1,152,830
6,930	CorVel Corp.(b)	265,765
27,236	Cross Country Healthcare, Inc.(b)	394,105
19,592	CryoLife, Inc.(b)	372,248
10,508	Cynosure, Inc., Class A(b)	561,127
31,444	Depomed, Inc.(b)	568,822
13,073	Diplomat Pharmacy, Inc.(b)	179,623
12,437	Emergent Biosolutions, Inc.(b)	376,468
26,637	Ensign Group, Inc. (The)	541,797
33,644	Exact Sciences Corp.(b)(c)	637,554
11,802	Exactech, Inc.(b)	290,919
8,273	FibroGen, Inc.(b)	187,383
138,739	Five Star Quality Care, Inc.(b)	395,406
31,723	Globus Medical, Inc., Class A(b)	836,218
46,300	Haemonetics Corp.(b)	1,845,518
56,823	Harvard Bioscience, Inc.(b)	170,469
8,676	HealthStream, Inc.(b)	199,201
44,578	Hill-Rom Holdings, Inc.	2,624,307
82,226	HMS Holdings Corp.(b)	1,493,224
24,200	Horizon Pharma PLC(b)	396,154
25,609	ICON PLC(b)	2,152,693
7,665	ICU Medical, Inc.(b)	1,050,871
23,302	IDEXX Laboratories, Inc.(b)	2,850,534
45,620	Impax Laboratories, Inc.(b)	599,903
13,969	INC Research Holdings, Inc., Class A(b)	740,357

28,680	Infinity Pharmaceuticals, Inc.(b)	$59,368
5,562	Insulet Corp.(b)	231,379
29,320	Integer Holdings Corp.(b)	949,968
31,792	Integra LifeSciences Holdings Corp.(b)	1,326,680
75,579	Invacare Corp.	869,158
7,148	Ionis Pharmaceuticals, Inc.(b)	318,086
15,344	Jazz Pharmaceuticals PLC(b)	1,870,740
5,835	Juno Therapeutics, Inc.(b)(c)	124,519
11,819	K2M Group Holdings, Inc.(b)	240,162
4,377	Kite Pharma, Inc.(b)(c)	223,096
12,871	Landauer, Inc.	660,926
9,946	Lannett Co., Inc.(b)(c)	200,412
12,763	LHC Group, Inc.(b)	639,809
8,489	LivaNova PLC(b)(c)	408,363
22,567	Luminex Corp.(b)	456,305
27,036	Masimo Corp.(b)	1,989,309
33,530	Medicines Co. (The)(b)(c)	1,208,756
9,748	Medidata Solutions, Inc.(b)	482,916
34,845	Meridian Bioscience, Inc.	456,469
40,351	Merit Medical Systems, Inc.(b)	1,024,915
17,429	Momenta Pharmaceuticals, Inc.(b)	329,408
34,993	Myriad Genetics, Inc.(b)	566,187
14,215	Natus Medical, Inc.(b)	555,096
10,295	Neogen Corp.(b)	679,882
4,404	Neurocrine Biosciences, Inc.(b)	188,976
33,386	Novavax, Inc.(b)(c)	43,736
25,321	NuVasive, Inc.(b)	1,791,967
8,439	Nuvectra Corp.(b)	65,655
19,663	NxStage Medical, Inc.(b)	528,935
21,837	Omnicell, Inc.(b)	783,948
42,367	OPKO Health, Inc.(b)(c)	368,169
27,609	OraSure Technologies, Inc.(b)	243,511
15,159	Orthofix International NV(b)	544,814
2,382	Pacira Pharmaceuticals, Inc.(b)	91,588
32,349	PAREXEL International Corp.(b)	2,293,221
52,067	PharMerica Corp.(b)	1,291,262
5,674	Phibro Animal Health Corp., Class A	151,496
7,970	Portola Pharmaceuticals, Inc.(b)	217,182
33,794	PRA Health Sciences, Inc.(b)	1,979,990
18,883	Premier, Inc., Class A(b)	601,612
25,698	Prestige Brands Holdings, Inc.(b)	1,355,826
5,725	Prothena Corp. PLC (Ireland)(b)(c)	280,296
19,838	Providence Service Corp. (The)(b)	766,739
7,904	PTC Therapeutics, Inc.(b)	103,542
53,103	Quality Systems, Inc.(b)	797,076
17,251	Quidel Corp.(b)	327,424
89,138	RadNet, Inc.(b)	517,000
66,327	RTI Surgical, Inc.(b)	215,563
27,708	Sangamo Therapeutics, Inc.(b)(c)	96,978
12,604	Sarepta Therapeutics, Inc.(b)	391,480
20,065	SciClone Pharmaceuticals, Inc.(b)	203,660
6,535	Seattle Genetics, Inc.(b)	393,668
16,662	Spectranetics Corp. (The)(b)	430,713
58,752	Spectrum Pharmaceuticals, Inc.(b)	273,784
26,631	Surgery Partners, Inc.(b)	492,673
20,543	Surgical Care Affiliates, Inc.(b)	1,160,680
32,552	Syneron Medical Ltd. (Israel)(b)	310,872
5,769	Taro Pharmaceutical Industries Ltd.(b)(c)	602,803
55,079	Team Health Holdings, Inc.(b)	2,393,733
56,851	Tivity Health, Inc.(b)	1,458,228
73,069	Triple-S Management Corp., Class B(b)	1,396,349
7,006	U.S. Physical Therapy, Inc.	491,471
105,418	Universal American Corp.(b)	1,047,855
7,735	Vascular Solutions, Inc.(b)	432,773
13,014	Veeva Systems, Inc., Class A(b)	550,883
14,636	Vertex Pharmaceuticals, Inc.(b)	1,256,793
81,672	VWR Corp.(b)	2,116,122

Schedule of Investments(a)

31,684	West Pharmaceutical Services, Inc.	$2,681,417
28,906	Wright Medical Group NV(b)	727,853

		101,358,491

	Industrials - 18.1%
59,974	A.O. Smith Corp.	2,923,733
16,218	AAON, Inc.	550,601
81,106	AAR Corp.	2,594,581
213,611	ACCO Brands Corp.(b)	2,723,540
68,373	Actuant Corp., Class A	1,787,954
38,105	Advanced Drainage Systems, Inc.	918,330
16,107	Advisory Board Co. (The)(b)	732,868
70,847	Aegion Corp.(b)	1,647,901
41,953	Aerojet Rocketdyne Holdings, Inc.(b)	759,769
12,061	Aerovironment, Inc.(b)	315,878
93,733	Air Transport Services Group, Inc.(b)	1,511,913
113,317	Aircastle Ltd.	2,526,969
11,370	Alamo Group, Inc.	859,913
18,444	Alaska Air Group, Inc.	1,730,416
20,583	Albany International Corp., Class A	976,663
571	Allegiant Travel Co.	98,212
35,634	Allegion PLC	2,340,085
28,187	Altra Industrial Motion Corp.	1,051,375
5,776	AMERCO	2,175,646
10,502	American Railcar Industries, Inc.(c)	467,759
4,699	American Woodmark Corp.(b)	334,569
16,916	Apogee Enterprises, Inc.	965,565
45,542	Applied Industrial Technologies, Inc.	2,753,014
80,296	ARC Document Solutions, Inc.(b)	378,194
58,404	ArcBest Corp.	1,845,566
8,356	Argan, Inc.	616,255
19,475	Astec Industries, Inc.	1,362,860
12,119	Astronics Corp.(b)	397,624
34,215	Atento SA (Spain)(b)(c)	311,357
5,166	Atlas Air Worldwide Holdings, Inc.(b)	272,506
18,513	AZZ, Inc.	1,102,449
51,402	B/E Aerospace, Inc.	3,159,681
85,536	Babcock & Wilcox Enterprises, Inc.(b)	1,423,319
44,586	Barnes Group, Inc.	2,145,924
6,985	Barrett Business Services, Inc.	419,868
60,344	Beacon Roofing Supply, Inc.(b)	2,641,257
23,379	BMC Stock Holdings, Inc.(b)	437,187
54,989	Brady Corp., Class A	1,998,850
71,508	Briggs & Stratton Corp.	1,548,863
53,647	Builders FirstSource, Inc.(b)	577,242
64,889	BWX Technologies, Inc.	2,692,245
11,191	Caesarstone Sdot-Yam Ltd. (Israel)(b)	339,647
77,560	CAI International, Inc.(b)	1,251,818
81,869	Casella Waste Systems, Inc., Class A(b)	946,406
71,484	CBIZ, Inc.(b)	936,440
94,820	CDI Corp.(b)	815,452
18,004	CEB, Inc.	1,376,406
37,200	CECO Environmental Corp.	488,064
65,033	Celadon Group, Inc.	494,251
90,126	Chart Industries, Inc.(b)	3,495,988
20,023	CIRCOR International, Inc.	1,247,032
794,897	Civeo Corp.(b)	2,813,935
36,949	CLARCOR, Inc.	3,059,747
37,149	Columbus McKinnon Corp.	1,021,226
31,646	Comfort Systems USA, Inc.	1,071,217
169,558	Commercial Vehicle Group, Inc.(b)	1,010,566
29,307	Continental Building Products, Inc.(b)	681,388
4,125	Copa Holdings SA, Class A (Panama)(c)	402,146
50,706	Copart, Inc.(b)	2,877,058
81,144	Costamare, Inc. (Greece)	430,875
20,579	Covenant Transportation Group, Inc., Class A(b)	443,066
17,623	CRA International, Inc.	585,612

28,334	Cubic Corp.	$1,347,282
373,974	Diana Shipping, Inc. (Greece)(b)(c)	1,548,252
108,755	DigitalGlobe, Inc.(b)	3,050,578
37,246	DMC Global, Inc.	594,074
23,313	Douglas Dynamics, Inc.	787,979
322	DryShips, Inc. (Greece)(b)	1,626
31,691	Ducommun, Inc.(b)	939,004
43,575	DXP Enterprises, Inc.(b)	1,648,006
24,163	Dycom Industries, Inc.(b)	1,948,988
23,977	Echo Global Logistics, Inc.(b)	569,454
25,739	Encore Wire Corp.	1,087,473
37,906	Engility Holdings, Inc.(b)	1,111,783
37,101	Ennis, Inc.	627,007
33,108	EnPro Industries, Inc.	2,248,364
24,276	ESCO Technologies, Inc.	1,412,863
9,395	Exponent, Inc.	545,380
43,602	Federal Signal Corp.	677,575
21,469	Forward Air Corp.	1,034,591
10,438	Franklin Covey Co.(b)	182,665
33,335	Franklin Electric Co., Inc.	1,345,067
15,300	FreightCar America, Inc.	221,085
23,908	G&K Services, Inc., Class A	2,296,602
29,192	Gibraltar Industries, Inc.(b)	1,281,529
38,321	Global Brass & Copper Holdings, Inc.	1,270,341
108,209	Golden Ocean Group Ltd. (Norway)(b)(c)	590,821
14,007	GP Strategies Corp.(b)	359,980
27,046	Graco, Inc.	2,423,051
9,068	Graham Corp.	201,491
33,259	Granite Construction, Inc.	1,866,828
144,953	Great Lakes Dredge & Dock Corp.(b)	753,756
63,553	Greenbrier Cos., Inc. (The)(c)	2,780,444
66,752	Griffon Corp.	1,698,838
98,784	H&E Equipment Services, Inc.	2,554,554
2,698	Hawaiian Holdings, Inc.(b)	137,463
36,690	Healthcare Services Group, Inc.	1,458,428
47,207	Heartland Express, Inc.	972,464
9,178	HEICO Corp.	706,247
21,480	Heidrick & Struggles International, Inc.	480,078
57,440	Herman Miller, Inc.	1,792,128
108,527	Hill International, Inc.(b)	586,046
69,531	Hillenbrand, Inc.	2,541,358
52,840	HNI Corp.	2,663,664
54,359	Houston Wire & Cable Co.	399,539
5,810	Hurco Cos., Inc.	177,786
22,746	Huron Consulting Group, Inc.(b)	1,030,394
15,889	Hyster-Yale Materials Handling, Inc.	977,491
31,905	ICF International, Inc.(b)	1,659,060
65,136	IHS Markit Ltd.(b)	2,569,615
80,158	InnerWorkings, Inc.(b)	770,318
20,702	Insperity, Inc.	1,480,193
12,517	Insteel Industries, Inc.	463,630
51,164	Interface, Inc.	931,185
53,631	JetBlue Airways Corp.(b)	1,051,704
15,740	John Bean Technologies Corp.	1,359,149
10,406	Kadant, Inc.	641,010
32,257	Kaman Corp.	1,629,946
72,034	Kelly Services, Inc., Class A	1,612,841
76,583	KEYW Holding Corp. (The)(b)(c)	766,596
33,086	Kforce, Inc.	760,978
57,182	Kimball International, Inc., Class B	956,655
44,550	Knight Transportation, Inc.	1,487,970
43,009	Knoll, Inc.	1,122,965
31,134	Korn/Ferry International	904,443
195,649	Kratos Defense & Security Solutions, Inc.(b)	1,612,148
35,708	Landstar System, Inc.	3,020,897
113,550	Layne Christensen Co.(b)(c)	1,184,327

Schedule of Investments(a)

37,228	LB Foster Co., Class A	$558,420
16,812	Lennox International, Inc.	2,636,290
8,089	Lindsay Corp.(c)	609,425
24,136	LSI Industries, Inc.	229,775
17,225	Lydall, Inc.(b)	1,050,725
37,857	Manitex International, Inc.(b)(c)	327,842
31,063	Marten Transport Ltd.	709,790
27,132	Masonite International Corp.(b)	1,806,991
7,441	Matson, Inc.	265,346
22,562	Matthews International Corp., Class A	1,521,807
33,039	McGrath RentCorp	1,264,733
24,987	Mercury Systems, Inc.(b)	842,562
19,761	Middleby Corp. (The)(b)	2,651,531
15,555	Milacron Holdings Corp.(b)	257,280
19,091	Miller Industries, Inc.	505,912
19,677	Mistras Group, Inc.(b)	454,145
36,342	Mobile Mini, Inc.	1,182,932
32,529	MSA Safety, Inc.	2,320,944
58,554	Mueller Industries, Inc.	2,357,384
110,520	Mueller Water Products, Inc., Class A	1,487,599
13,115	Multi-Color Corp.	1,012,478
42,294	MYR Group, Inc.(b)	1,627,050
10,664	National Presto Industries, Inc.(c)	1,134,650
72,146	Navigant Consulting, Inc.(b)	1,782,006
652,774	Navios Maritime Holdings, Inc. (Monaco)(b)(c)	1,279,437
31,337	NCI Building Systems, Inc.(b)	501,392
38,035	Neff Corp., Class A(b)	597,150
28,995	NN, Inc.	561,053
32,044	Nordson Corp.	3,637,955
52,222	Northwest Pipe Co.(b)	1,000,051
35,506	On Assignment, Inc.(b)	1,607,712
119,820	Orion Group Holdings, Inc.(b)	1,258,110
16,335	Park-Ohio Holdings Corp.	732,625
9,437	Patrick Industries, Inc.(b)	771,475
20,363	PGT Innovations, Inc.(b)	234,175
23,516	Ply Gem Holdings, Inc.(b)	379,783
17,389	Powell Industries, Inc.	669,129
35,482	Primoris Services Corp.	880,663
5,489	Proto Labs, Inc.(b)(c)	288,173
206,906	Quad/Graphics, Inc., Class A	5,418,868
42,953	Quanex Building Products Corp.	848,322
49,318	Raven Industries, Inc.	1,235,416
12,822	RBC Bearings, Inc.(b)	1,187,702
43,154	Resources Connection, Inc.	720,672
83,508	Roadrunner Transportation Systems, Inc.(b)	661,383
37,171	Rollins, Inc.	1,310,649
73,784	RPX Corp.(b)	801,294
41,728	Saia, Inc.(b)	2,005,030
411,042	Scorpio Bulkers, Inc.(b)(c)	2,938,950
88,439	Seaspan Corp. (Hong Kong)(c)	849,014
26,629	Simpson Manufacturing Co., Inc.	1,158,894
46,187	SkyWest, Inc.	1,635,020
17,297	Sparton Corp.(b)	374,999
2,979	Spirit Airlines, Inc.(b)	160,985
110,417	SPX Corp.(b)	2,754,904
8,637	Standex International Corp.	753,146
136,274	Steelcase, Inc., Class A	2,289,403
74,017	Sterling Construction Co., Inc.(b)	677,996
13,860	Sun Hydraulics Corp.	543,035
12,072	TASER International, Inc.(b)	301,559
33,011	Team, Inc.(b)	1,109,170
14,969	Tennant Co.	1,036,603
58,923	Tetra Tech, Inc.	2,574,935
86,287	Textainer Group Holdings Ltd.	1,242,533
28,384	Thermon Group Holdings, Inc.(b)	589,252

295,912	Titan International, Inc.	$3,932,670
120,578	Titan Machinery, Inc.(b)	1,665,182
47,996	Toro Co. (The)	2,828,404
10,031	Trex Co., Inc.(b)	679,400
73,958	TriMas Corp.(b)	1,575,305
39,884	TriNet Group, Inc.(b)	1,014,250
58,862	TrueBlue, Inc.(b)	1,456,835
148,549	Tutor Perini Corp.(b)	4,426,760
28,529	Twin Disc, Inc.(b)	474,723
12,135	UniFirst Corp.	1,552,067
66,181	Univar, Inc.(b)	1,973,517
21,673	Universal Forest Products, Inc.	2,204,361
14,467	Universal Logistics Holdings, Inc.	209,048
14,845	US Ecology, Inc.	760,806
20,286	USA Truck, Inc.(b)	171,417
71,715	USG Corp.(b)	2,193,762
42,032	Vectrus, Inc.(b)	947,401
36,940	Veritiv Corp.(b)	2,070,487
35,526	Viad Corp.	1,557,815
10,649	VSE Corp.	396,995
105,789	Wabash National Corp.	1,867,176
7,141	WageWorks, Inc.(b)	515,223
21,906	Watts Water Technologies, Inc., Class A	1,445,796
66,797	Werner Enterprises, Inc.	1,876,996
88,504	Wesco Aircraft Holdings, Inc.(b)	1,340,836
89,768	West Corp.	2,178,669
46,929	Woodward, Inc.	3,268,136
52,646	Xerium Technologies, Inc.(b)	272,180
59,370	XPO Logistics, Inc.(b)	2,656,214

		288,471,553

	Information Technology - 15.4%
122,757	3D Systems Corp.(b)(c)	2,024,263
27,680	8x8, Inc.(b)	438,728
67,352	ACI Worldwide, Inc.(b)	1,306,629
48,296	Actua Corp.(b)	690,633
71,765	Acxiom Corp.(b)	1,873,066
50,417	ADTRAN, Inc.	1,104,132
24,215	Advanced Energy Industries, Inc.(b)	1,424,811
27,680	Alpha & Omega Semiconductor Ltd.(b)	563,288
7,296	Ambarella, Inc.(b)(c)	361,955
6,367	Arista Networks, Inc.(b)	598,498
6,785	Aspen Technology, Inc.(b)	360,351
55,344	Avid Technology, Inc.(b)	296,090
77,883	AVX Corp.	1,261,705
27,778	Axcelis Technologies, Inc.(b)	422,226
14,437	Badger Meter, Inc.	556,546
51,220	Bankrate, Inc.(b)	558,298
51,689	Bazaarvoice, Inc.(b)	242,938
22,086	Bel Fuse, Inc., Class B	702,335
34,769	Belden, Inc.	2,658,785
47,786	Black Box Corp.	637,943
9,749	Black Knight Financial Services, Inc., Class A(b)	355,351
13,132	Blackbaud, Inc.	861,591
25,539	Blackhawk Network Holdings, Inc.(b)	911,742
112,805	Blucora, Inc.(b)	1,703,355
17,108	Bottomline Technologies (de), Inc.(b)	440,018
9,022	BroadSoft, Inc.(b)	378,924
86,811	Brooks Automation, Inc.	1,512,248
41,411	Cabot Microelectronics Corp.	2,795,657
12,255	CalAmp Corp.(b)	184,070
53,178	Calix, Inc.(b)	382,882
69,570	Canadian Solar, Inc. (Canada)(b)(c)	814,665
27,878	Cardtronics PLC, Class A(b)	1,521,581
5,480	Cass Information Systems, Inc.	360,420
7,597	Cavium, Inc.(b)	502,997
10,819	CEVA, Inc.(b)	382,452

Schedule of Investments(a)

144,158	Ciber, Inc.(b)	$62,147
48,653	Ciena Corp.(b)	1,184,214
11,720	Cimpress NV (Netherlands)(b)	989,051
38,919	Cirrus Logic, Inc.(b)	2,347,594
25,217	Cognex Corp.	1,703,661
16,301	Coherent, Inc.(b)	2,571,157
28,782	Cohu, Inc.	379,922
582	CommerceHub, Inc., Series A(b)	8,550
1,165	CommerceHub, Inc., Series C(b)	16,986
19,009	CommVault Systems, Inc.(b)	933,342
5,848	comScore, Inc.(b)	196,200
42,751	Comtech Telecommunications Corp.	458,718
81,793	Convergys Corp.	2,030,102
47,620	CoreLogic, Inc.(b)	1,679,557
9,001	CoStar Group, Inc.(b)	1,819,102
15,310	Cray, Inc.(b)	262,566
22,433	CSG Systems International, Inc.	1,085,757
34,668	CTS Corp.	745,362
166,854	Cypress Semiconductor Corp.	1,968,877
85,011	Daktronics, Inc.	863,712
40,445	DHI Group, Inc.(b)	230,536
41,815	Digi International, Inc.(b)	545,686
52,140	Diodes, Inc.(b)	1,297,765
39,392	Dolby Laboratories, Inc., Class A	1,887,271
21,802	DSP Group, Inc.(b)	236,552
188,253	EarthLink Holdings Corp.	1,206,702
114,359	Eastman Kodak Co.(b)	1,532,411
14,080	Ebix, Inc.(c)	781,440
39,700	Electro Scientific Industries, Inc.(b)	260,829
29,575	Electronics for Imaging, Inc.(b)	1,329,100
3,695	Ellie Mae, Inc.(b)	305,724
18,307	Endurance International Group Holdings, Inc.(b)	140,964
83,974	EnerNOC, Inc.(b)	478,652
92,039	Entegris, Inc.(b)	1,725,731
13,093	Envestnet, Inc.(b)	494,915
12,340	EPAM Systems, Inc.(b)	794,202
9,252	ePlus, Inc.(b)	1,036,687
25,828	Euronet Worldwide, Inc.(b)	1,847,219
131,742	Everi Holdings, Inc.(b)	388,639
43,346	EVERTEC, Inc.	739,049
36,966	Exar Corp.(b)	378,901
12,182	ExlService Holdings, Inc.(b)	559,763
100,178	Extreme Networks, Inc.(b)	553,984
19,839	Fabrinet (Thailand)(b)	835,817
9,027	Fair Isaac Corp.	1,113,029
19,042	FARO Technologies, Inc.(b)	706,458
108,277	Finisar Corp.(b)	3,201,751
61,548	FireEye, Inc.(b)	833,975
41,586	FormFactor, Inc.(b)	517,746
10,940	Forrester Research, Inc.	446,352
31,540	Fortinet, Inc.(b)	1,049,020
18,572	Gartner, Inc.(b)	1,845,314
34,143	Global Payments, Inc.	2,638,571
15,445	Gogo, Inc.(b)(c)	141,322
28,842	GrubHub, Inc.(b)	1,198,385
11,248	Guidewire Software, Inc.(b)	588,608
13,896	Hackett Group, Inc. (The)	225,810
189,077	Harmonic, Inc.(b)	1,002,108
26,807	Hollysys Automation Technologies Ltd. (China)	453,038
52,130	II-VI, Inc.(b)	1,902,745
34,488	Infinera Corp.(b)	310,737
9,726	Inphi Corp.(b)	445,645
80,186	Insight Enterprises, Inc.(b)	2,977,306
59,717	Integrated Device Technology, Inc.(b)	1,504,271
25,124	InterDigital, Inc.	2,346,582

208,600	Internap Corp.(b)	$344,190
127,423	Intersil Corp., Class A	2,858,098
23,397	InterXion Holding NV (Netherlands)(b)	899,147
58,149	InvenSense, Inc.(b)	736,166
10,260	IPG Photonics Corp.(b)	1,179,797
45,101	Itron, Inc.(b)	2,782,732
55,771	Ixia(b)	1,084,746
21,137	IXYS Corp.	255,758
19,272	j2 Global, Inc.	1,615,186
23,459	Jack Henry & Associates, Inc.	2,106,149
123,766	KEMET Corp.(b)	858,936
39,043	Kimball Electronics, Inc.(b)	667,635
180,437	Knowles Corp.(b)	3,251,475
116,002	Kulicke & Soffa Industries, Inc. (Singapore)(b)	2,039,315
21,937	KVH Industries, Inc.(b)	228,145
105,522	Lattice Semiconductor Corp.(b)	758,703
81,878	Lionbridge Technologies, Inc.(b)	468,342
108,179	Liquidity Services, Inc.(b)	1,054,745
10,517	Littelfuse, Inc.	1,658,636
46,578	LivePerson, Inc.(b)	340,019
4,413	LogMeIn, Inc.	477,045
24,320	Lumentum Holdings, Inc.(b)	922,944
5,939	Luxoft Holding, Inc., Class A(b)	349,510
7,424	MACOM Technology Solutions Holdings, Inc.(b)	353,011
172,704	Magnachip Semiconductor Corp. (South Korea)(b)(c)	1,485,254
10,752	Manhattan Associates, Inc.(b)	551,148
53,050	ManTech International Corp., Class A	2,065,767
36,194	Marchex, Inc., Class B(b)	98,086
24,889	MAXIMUS, Inc.	1,372,379
39,294	Maxwell Technologies, Inc.(b)(c)	187,039
15,925	Mellanox Technologies Ltd. (Israel)(b)	754,049
87,348	Mentor Graphics Corp.	3,224,015
5,173	MercadoLibre, Inc. (Argentina)	959,022
29,296	Methode Electronics, Inc.	1,231,897
54,532	Microsemi Corp.(b)	2,898,376
3,439	MicroStrategy, Inc., Class A(b)	692,271
43,742	MKS Instruments, Inc.	2,882,598
9,766	Mobileye NV(b)	419,547
90,806	ModusLink Global Solutions, Inc.(b)	158,910
129,873	MoneyGram International, Inc.(b)	1,649,387
7,776	Monolithic Power Systems, Inc.	678,378
18,086	Monotype Imaging Holdings, Inc.	396,083
12,275	MTS Systems Corp.	713,177
20,960	Nanometrics, Inc.(b)	538,882
61,418	National Instruments Corp.	1,929,754
16,776	NeoPhotonics Corp.(b)	183,697
82,520	Net 1 UEPS Technologies, Inc. (South Africa)(b)	948,980
38,102	NETGEAR, Inc.(b)	2,168,004
37,763	NetScout Systems, Inc.(b)	1,257,508
78,878	NeuStar, Inc., Class A(b)	2,618,750
31,096	NIC, Inc.	749,414
28,333	Novanta, Inc.(b)	633,243
65,059	Oclaro, Inc.(b)	638,229
36,111	Orbotech Ltd. (Israel)(b)	1,259,913
16,123	OSI Systems, Inc.(b)	1,203,904
3,763	Palo Alto Networks, Inc.(b)	555,268
53,349	Pandora Media, Inc.(b)(c)	693,537
47,768	Park Electrochemical Corp.	875,587
16,133	PC Connection, Inc.	440,108
11,440	Pegasystems, Inc.	443,872
27,947	Perficient, Inc.(b)	495,500
96,739	Photronics, Inc.(b)	1,112,498
33,633	Plantronics, Inc.	1,902,955

Schedule of Investments(a)

57,328	Plexus Corp.(b)	$3,112,910
12,511	Power Integrations, Inc.	888,281
38,298	Progress Software Corp.	1,073,110
61,429	PTC, Inc.(b)	3,229,323
6,620	Qualys, Inc.(b)	237,658
760,789	Quantum Corp.(b)	677,102
60,556	QuinStreet, Inc.(b)	211,946
21,827	Quotient Technology, Inc.(b)	232,458
36,524	Radware Ltd. (Israel)(b)(c)	536,538
45,784	Rambus, Inc.(b)	594,276
18,052	RealPage, Inc.(b)	552,391
50,683	RetailMeNot, Inc.(b)	458,681
59,824	Rocket Fuel, Inc.(b)(c)	119,648
20,330	Rogers Corp.(b)	1,625,383
30,210	Rudolph Technologies, Inc.(b)	693,320
42,907	Sabre Corp.	1,051,222
38,329	SeaChange International, Inc.(b)	92,756
45,789	Semtech Corp.(b)	1,508,748
8,235	ServiceNow, Inc.(b)	746,256
31,071	ShoreTel, Inc.(b)	215,943
30,784	Sigma Designs, Inc.(b)	187,782
26,352	Silicon Laboratories, Inc.(b)	1,718,150
38,899	SINA Corp. (China)(b)	2,712,038
36,046	Sohu.com, Inc. (China)(b)	1,429,945
36,519	Sonus Networks, Inc.(b)	232,991
19,987	Splunk, Inc.(b)	1,156,448
3,770	SPS Commerce, Inc.(b)	260,130
44,210	SS&C Technologies Holdings, Inc.	1,420,467
2,472	Stamps.com, Inc.(b)(c)	300,472
100,171	Stratasys Ltd.(b)	1,975,372
38,626	SunPower Corp.(b)(c)	256,477
25,167	Super Micro Computer, Inc.(b)	665,667
43,413	Sykes Enterprises, Inc.(b)	1,212,525
14,483	Synaptics, Inc.(b)	816,552
21,837	Synchronoss Technologies, Inc.(b)	841,161
15,241	Syntel, Inc.	320,975
10,579	Tableau Software, Inc., Class A(b)	506,099
49,353	Take-Two Interactive Software, Inc.(b)	2,647,788
25,279	Tangoe, Inc.(b)	184,031
44,697	Telenav, Inc.(b)	397,803
19,124	TeleTech Holdings, Inc.	566,070
30,398	Tessera Holding Corp.	1,373,990
80,714	Tivo Corp.(b)	1,525,495
153,085	TTM Technologies, Inc.(b)	2,270,251
111,753	Twitter, Inc.(b)	1,969,088
5,129	Tyler Technologies, Inc.(b)	748,937
6,217	Ubiquiti Networks, Inc.(b)	387,941
3,124	Ultimate Software Group, Inc. (The)(b)	604,994
87,468	Ultra Clean Holdings, Inc.(b)	1,095,974
22,532	Ultratech, Inc.(b)	584,029
8,832	Universal Display Corp.(b)	582,912
12,935	VASCO Data Security International, Inc.(b)	196,612
64,178	Veeco Instruments, Inc.(b)	1,652,584
92,257	VeriFone Systems, Inc.(b)	1,676,310
49,099	Verint Systems, Inc.(b)	1,833,848
27,144	ViaSat, Inc.(b)	1,761,917
177,986	Viavi Solutions, Inc.(b)	1,592,975
16,422	Virtusa Corp.(b)	418,433
27,868	Vishay Precision Group, Inc.(b)	464,002
38,469	VMware, Inc., Class A(b)(c)	3,367,576
25,232	Web.com Group, Inc.(b)	478,146
10,093	WebMD Health Corp.(b)	503,540
31,311	WEX, Inc.(b)	3,579,787
10,262	Workday, Inc., Class A(b)	852,670
60,260	Xcerra Corp.(b)	456,771
12,588	XO Group, Inc.(b)	237,032

133,288	Yandex NV, Class A (Russia)(b)	$3,084,284
24,425	Yelp, Inc., Class A(b)	1,020,477
28,394	Zebra Technologies Corp., Class A(b)	2,375,726
15,022	Zedge, Inc., Class B(b)	49,723
6,223	Zillow Group, Inc., Class A(b)(c)	223,904
12,760	Zillow Group, Inc., Class C(b)	451,449
794,926	Zynga, Inc., Class A(b)	2,003,214

		244,983,962

	Materials - 7.1%
65,740	A. Schulman, Inc.	2,268,030
31,098	American Vanguard Corp.	534,886
9,904	Balchem Corp.	844,217
128,150	Boise Cascade Co.(b)	3,178,120
55,002	Calgon Carbon Corp.	871,782
163,769	Century Aluminum Co.(b)	2,522,043
48,758	Clearwater Paper Corp.(b)	3,066,878
210,530	Coeur Mining, Inc.(b)	2,452,674
5,399	Deltic Timber Corp.	410,162
24,394	Eagle Materials, Inc.	2,551,125
133,308	Ferro Corp.(b)	1,884,975
65,791	Flotek Industries, Inc.(b)(c)	695,411
33,982	FutureFuel Corp.	441,426
191,911	Gold Resource Corp.	1,032,481
81,007	Greif, Inc., Class A	4,664,383
47,572	H.B. Fuller Co.	2,348,630
13,499	Hawkins, Inc.	724,221
19,460	Haynes International, Inc.	800,001
39,909	Headwaters, Inc.(b)	924,692
527,626	Hecla Mining Co.	3,397,911
44,028	Innophos Holdings, Inc.	2,141,522
20,124	Innospec, Inc.	1,435,847
399,343	Intrepid Potash, Inc.(b)	814,660
22,286	Kaiser Aluminum Corp.	1,748,560
160,350	KapStone Paper and Packaging Corp.	3,845,193
9,073	KMG Chemicals, Inc.	334,431
58,141	Koppers Holdings, Inc.(b)	2,351,803
92,904	Kraton Corp.(b)	2,495,401
98,431	Kronos Worldwide, Inc.(c)	1,301,258
116,050	Louisiana-Pacific Corp.(b)	2,220,036
130,277	LSB Industries, Inc.(b)(c)	1,108,657
39,639	Materion Corp.	1,557,813
140,010	McEwen Mining, Inc.(c)	550,239
64,979	Mercer International, Inc. (Canada)	776,499
28,758	Minerals Technologies, Inc.	2,304,954
41,588	Myers Industries, Inc.	573,914
13,553	Neenah Paper, Inc.	1,113,379
42,591	Olympic Steel, Inc.	958,297
66,491	OMNOVA Solutions, Inc.(b)	605,068
40,077	Orion Engineered Carbons SA (Luxembourg)	827,590
91,666	P.H. Glatfelter Co.	2,237,567
269,262	Platform Specialty Products Corp.(b)	3,268,841
11,329	Quaker Chemical Corp.	1,455,776
112,519	Rayonier Advanced Materials, Inc.	1,526,883
157,358	Rentech, Inc.(b)	405,197
294,931	Resolute Forest Products, Inc.(b)(c)	1,622,120
45,896	Royal Gold, Inc.	3,312,314
77,121	Ryerson Holding Corp.(b)	817,483
131,563	Schnitzer Steel Industries, Inc., Class A	3,111,465
36,532	Schweitzer-Mauduit International, Inc.	1,619,464
31,076	Scotts Miracle-Gro Co. (The)	2,858,060
27,550	Stepan Co.	2,151,930
165,532	Stillwater Mining Co.(b)	2,814,044
326,741	SunCoke Energy, Inc.(b)	2,881,856
187,242	TimkenSteel Corp.(b)	3,156,900
46,852	Tredegar Corp.	1,042,457
30,229	Trinseo SA	1,957,328

Schedule of Investments(a)

480,477	Tronox Ltd., Class A	$6,015,572
7,852	US Concrete, Inc.(b)(c)	514,306
42,116	Westlake Chemical Corp.	2,607,402
63,218	Worthington Industries, Inc.	3,021,188

		113,077,322

	Real Estate - 6.2%
41,696	Acadia Realty Trust REIT	1,327,601
10,125	Agree Realty Corp. REIT	474,862
29,323	Alexander & Baldwin, Inc.	1,305,460
1,376	Alexander’s, Inc. REIT	581,787
16,618	Altisource Asset Management Corp.(b)(c)	1,043,610
15,653	Altisource Portfolio Solutions SA(b)(c)	446,111
28,322	American Assets Trust, Inc. REIT	1,215,863
113,859	American Homes 4 Rent, Class A REIT	2,536,779
31,888	Armada Hoffler Properties, Inc. REIT	439,417
42,935	Ashford Hospitality Prime, Inc. REIT	577,046
252,578	Ashford Hospitality Trust, Inc. REIT	1,919,593
34,720	CareTrust REIT, Inc. REIT	526,355
27,585	CatchMark Timber Trust, Inc., Class A REIT	283,850
100,188	Cedar Realty Trust, Inc. REIT	602,130
28,078	Chatham Lodging Trust REIT	565,491
49,701	Chesapeake Lodging Trust REIT	1,272,346
19,197	Colony Northstar, Inc., Class A REIT	267,222
16,238	Colony Starwood Homes REIT	510,685
20,387	CorEnergy Infrastructure Trust, Inc. REIT(c)	731,893
9,715	CoreSite Realty Corp. REIT	836,753
182,055	Cousins Properties, Inc. REIT	1,547,467
63,137	CubeSmart REIT	1,586,633
20,628	CyrusOne, Inc. REIT	993,444
46,509	DuPont Fabros Technology, Inc. REIT	2,208,247
26,831	EastGroup Properties, Inc. REIT	1,898,830
31,059	Education Realty Trust, Inc. REIT	1,248,882
54,630	Empire State Realty Trust, Inc., Class A REIT	1,119,369
60,531	Equity One, Inc. REIT	1,887,962
91,655	FelCor Lodging Trust, Inc. REIT	705,743
63,551	First Industrial Realty Trust, Inc. REIT	1,642,793
124,637	First Potomac Realty Trust REIT	1,276,283
74,523	Forestar Group, Inc.(b)	972,525
148,131	Franklin Street Properties Corp. REIT	1,888,670
74,420	Gaming and Leisure Properties, Inc. REIT	2,353,905
30,974	Getty Realty Corp. REIT	798,819
28,232	Gladstone Commercial Corp. REIT	554,476
134,114	Government Properties Income Trust REIT	2,583,036
54,396	Hersha Hospitality Trust REIT	1,087,376
20,800	HFF, Inc., Class A	617,344
20,465	Howard Hughes Corp. (The)(b)	2,181,774
36,446	Hudson Pacific Properties, Inc. REIT	1,290,553
9,591	InfraREIT, Inc. REIT	158,060
223,111	Investors Real Estate Trust REIT(c)	1,436,835
103,852	iStar, Inc. REIT(b)	1,165,219
36,941	Kennedy-Wilson Holdings, Inc.	755,443
58,738	Kite Realty Group Trust REIT	1,410,887
15,459	Life Storage, Inc. REIT	1,259,136
20,924	LTC Properties, Inc. REIT	976,523
6,959	Marcus & Millichap, Inc.(b)	179,333
174,854	Medical Properties Trust, Inc. REIT	2,229,388
41,611	Monmouth Real Estate Investment Corp. REIT	607,521
164,772	Monogram Residential Trust, Inc. REIT	1,675,731
35,565	Nam Tai Property, Inc. (China)	263,181
18,527	National Health Investors, Inc. REIT	1,370,813
19,855	National Storage Affiliates Trust REIT	441,774

97,019	New Senior Investment Group, Inc. REIT	$971,160
16,917	One Liberty Properties, Inc. REIT	391,798
22,756	Parkway, Inc. REIT(b)	484,475
58,184	Pebblebrook Hotel Trust REIT	1,740,283
80,823	Pennsylvania Real Estate Investment Trust REIT	1,447,540
20,623	Physicians Realty Trust REIT	382,557
52,202	Potlatch Corp. REIT	2,150,722
20,501	Preferred Apartment Communities, Inc., Class A REIT	277,584
13,823	PS Business Parks, Inc. REIT	1,548,729
15,504	QTS Realty Trust, Inc., Class A REIT	781,247
365,700	RAIT Financial Trust REIT	1,265,322
66,262	Ramco-Gershenson Properties Trust REIT	1,077,420
7,808	RE/MAX Holdings, Inc., Class A	437,638
53,345	Retail Opportunity Investments Corp. REIT	1,130,914
29,172	Rexford Industrial Realty, Inc. REIT	662,496
8,213	RMR Group, Inc. (The), Class A	392,581
92,444	Sabra Health Care REIT, Inc. REIT	2,348,078
10,137	Saul Centers, Inc. REIT	643,598
63,748	Select Income REIT	1,594,337
9,091	Seritage Growth Properties, Class A REIT(c)	370,913
27,486	Silver Bay Realty Trust Corp. REIT	463,139
46,653	St. Joe Co. (The)(b)	786,103
58,340	STAG Industrial, Inc., Class A REIT	1,349,988
26,519	STORE Capital Corp. REIT	627,440
76,445	Summit Hotel Properties, Inc. REIT	1,210,124
30,235	Sun Communities, Inc. REIT	2,381,309
59,127	Tanger Factory Outlet Centers, Inc. REIT	2,021,552
12,085	Tejon Ranch Co.(b)	285,569
25,511	Terreno Realty Corp. REIT	693,644
83,337	Tier REIT, Inc. REIT	1,517,567
30,405	UMH Properties, Inc. REIT	445,433
7,364	Universal Health Realty Income Trust REIT	457,452
31,450	Urban Edge Properties REIT	879,657
25,395	Urstadt Biddle Properties, Inc., Class A REIT	570,118
76,696	Washington REIT	2,412,089
37,292	Whitestone REIT	518,732

		98,558,137

	Telecommunication Services - 1.4%
8,641	ATN International, Inc.	693,786
33,976	Boingo Wireless, Inc.(b)	397,519
118,356	Cincinnati Bell, Inc.(b)	2,716,270
17,779	Cogent Communications Holdings, Inc.	743,162
74,510	Consolidated Communications Holdings, Inc.(c)	1,960,358
52,135	FairPoint Communications, Inc.(b)	964,498
48,741	General Communication, Inc., Class A(b)	980,669
18,091	Hawaiian Telcom Holdco, Inc.(b)	449,200
48,476	IDT Corp., Class B	930,739
41,520	Inteliquent, Inc.	950,808
238,187	Intelsat SA(b)(c)	859,855
184,738	Iridium Communications, Inc.(b)(c)	1,865,854
34,812	Lumos Networks Corp.(b)	538,542
27,190	ORBCOMM, Inc.(b)	222,142
21,567	SBA Communications Corp., Class A REIT(b)	2,270,142
27,864	Shenandoah Telecommunications Co.	759,294
39,604	Spok Holdings, Inc.	813,862
33,447	United States Cellular Corp.(b)	1,491,402
185,634	Vonage Holdings Corp.(b)	1,316,145

Schedule of Investments(a)

30,674	Zayo Group Holdings, Inc.(b)	$980,341

		21,904,588

	Utilities - 1.4%
24,487	American States Water Co.	1,072,041
7,301	Artesian Resources Corp., Class A	226,550
54,911	Atlantica Yield PLC (Spain)	1,175,095
25,672	Avangrid, Inc.	996,074
49,793	California Water Service Group	1,717,858
11,117	Chesapeake Utilities Corp.	727,052
8,566	Connecticut Water Service, Inc.	462,907
17,313	Consolidated Water Co. Ltd. (Cayman Islands)	178,324
49,025	El Paso Electric Co.	2,250,248
28,656	MGE Energy, Inc.	1,823,954
14,972	Middlesex Water Co.	566,091
36,304	Northwest Natural Gas Co.	2,138,306
21,809	NRG Yield, Inc., Class A	354,396
37,128	NRG Yield, Inc., Class C	629,320
18,529	Ormat Technologies, Inc.	995,007
49,862	Otter Tail Corp.	1,887,277
37,041	Pattern Energy Group, Inc.	731,189
15,093	SJW Corp.	756,159
72,871	South Jersey Industries, Inc.	2,404,743
31,414	TerraForm Power, Inc., Class A(b)	372,884
18,815	Unitil Corp.	861,163

		22,326,638

	Total Common Stocks and Other Equity Interests (Cost $1,349,558,601)	1,589,258,869

	Money Market Fund - 0.1%
841,327	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $841,327)	841,327

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,350,399,928) - 100.0%	1,590,100,196

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.1%
113,284,637	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $113,284,637)	113,284,637

	Total Investments (Cost $1,463,684,565)(f) - 107.1%	1,703,384,833

	Other assets less liabilities - (7.1)%	(113,108,254)

	Net Assets - 100.0%	$1,590,276,579

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,478,893,348. The net unrealized appreciation was $224,491,485, which consisted of aggregate gross unrealized appreciation of $337,445,440 and aggregate gross unrealized depreciation of $112,953,955.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 16.6%
16,706	Amazon.com, Inc.(b)	$13,757,057
93,086	CBS Corp., Class B	6,003,116
99,333	Home Depot, Inc. (The)	13,666,234
89,486	Las Vegas Sands Corp.	4,705,174
80,662	Ross Stores, Inc.	5,332,565
1,216,968	Sirius XM Holdings, Inc.	5,744,089
226,319	Starbucks Corp.	12,497,335
70,323	TJX Cos., Inc. (The)	5,268,599

		66,974,169

	Consumer Staples - 7.7%
36,137	Constellation Brands, Inc., Class A	5,411,877
57,488	Hershey Co. (The)	6,063,260
158,097	Kraft Heinz Co. (The)	14,116,481
104,292	Sysco Corp.	5,471,158

		31,062,776

	Energy - 6.2%
90,098	Baker Hughes, Inc.	5,683,382
117,424	Chevron Corp.	13,075,162
112,914	Halliburton Co.	6,387,545

		25,146,089

	Financials - 2.7%
80,418	Marsh & McLennan Cos., Inc.	5,470,033
46,467	S&P Global, Inc.	5,584,404

		11,054,437

	Health Care - 23.2%
119,969	Baxter International, Inc.	5,747,715
266,250	Boston Scientific Corp.(b)	6,405,975
229,666	Bristol-Myers Squibb Co.	11,290,381
107,856	Celgene Corp.(b)	12,527,474
191,674	Eli Lilly & Co.	14,764,648
26,866	Humana, Inc.	5,332,901
8,659	Intuitive Surgical, Inc.(b)	5,998,003
69,940	Quintiles IMS Holdings, Inc.(b)	5,489,591
49,987	Stryker Corp.	6,174,894
84,889	UnitedHealth Group, Inc.	13,760,507
111,311	Zoetis, Inc.	6,115,426

		93,607,515

	Information Technology - 40.3%
108,780	Accenture PLC, Class A	12,386,779
149,920	Activision Blizzard, Inc.	6,028,283
53,600	Adobe Systems, Inc.(b)	6,077,168
16,731	Alphabet, Inc., Class A(b)	13,722,599
82,095	Amphenol Corp., Class A	5,540,592
75,900	Analog Devices, Inc.	5,687,946
175,218	Applied Materials, Inc.	6,001,216
57,794	Automatic Data Processing, Inc.	5,836,616
70,396	Electronic Arts, Inc.(b)	5,873,138
107,863	Facebook, Inc., Class A(b)	14,056,706
70,711	Fidelity National Information Services, Inc.	5,615,868
51,914	Fiserv, Inc.(b)	5,577,121
48,229	Intuit, Inc.	5,718,995
124,651	Mastercard, Inc., Class A	13,254,141
59,440	NVIDIA Corp.	6,489,659
96,228	Paychex, Inc.	5,801,586
175,993	Texas Instruments, Inc.	13,294,511
163,801	Visa, Inc., Class A	13,547,981
70,396	VMware, Inc., Class A(b)	6,162,466
136,377	Yahoo!, Inc.(b)	6,010,134

		162,683,505

	Telecommunication Services - 3.3%
726,381	Sprint Corp.(b)	$6,704,496
102,795	T-Mobile US, Inc.(b)	6,401,045

		13,105,541

	Total Common Stocks (Cost $362,786,763)	403,634,032

	Money Market Fund - 0.0%
126,829	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $126,829)	126,829

	Total Investments (Cost $362,913,592)(d) - 100.0%	403,760,861
	Other assets less liabilities - (0.0)%	(2,398)

	Net Assets - 100.0%	$403,758,463

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $363,799,615. The net unrealized appreciation was $39,961,246, which consisted of aggregate gross unrealized appreciation of $44,453,943 and aggregate gross unrealized depreciation of $4,492,697.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 2.5%
182,256	Omnicom Group, Inc.	$15,610,226
203,789	Target Corp.	13,140,315

		28,750,541

	Consumer Staples - 6.0%
369,789	Archer-Daniels-Midland Co.	16,366,861
272,646	Tyson Foods, Inc., Class A	17,119,442
526,867	Wal-Mart Stores, Inc.	35,163,104

		68,649,407

	Energy - 1.4%
247,114	Valero Energy Corp.	16,250,217

	Financials - 24.4%
223,308	Aflac, Inc.	15,629,327
220,903	Allstate Corp. (The)	16,614,115
219,447	American Express Co.	16,761,362
1,815,068	Bank of America Corp.	41,093,139
126,242	Chubb Ltd.	16,599,561
658,276	Citigroup, Inc.	36,751,549
234,232	Discover Financial Services	16,227,593
473,218	JPMorgan Chase & Co.	40,048,439
288,951	MetLife, Inc.	15,721,824
158,918	Prudential Financial, Inc.	16,703,871
204,310	State Street Corp.	15,568,422
457,477	Synchrony Financial	16,386,826
141,446	Travelers Cos., Inc. (The)	16,659,510

		280,765,538

	Health Care - 17.4%
257,312	Amgen, Inc.	40,315,644
111,358	Anthem, Inc.	17,164,722
208,222	Express Scripts Holding Co.(b)	14,342,331
330,041	Johnson & Johnson	37,377,143
113,213	McKesson Corp.	15,753,589
605,415	Merck & Co., Inc.	37,529,676
1,187,709	Pfizer, Inc.	37,686,007

		200,169,112

	Industrials - 11.7%
345,130	American Airlines Group, Inc.	15,272,002
457,866	CSX Corp.	21,240,404
113,588	Cummins, Inc.	16,698,572
156,536	Deere & Co.	16,757,179
325,005	Delta Air Lines, Inc.	15,353,236
93,777	General Dynamics Corp.	16,981,139
228,871	United Continental Holdings, Inc.(b)	16,128,539
147,937	United Technologies Corp.	16,224,251

		134,655,322

	Information Technology - 22.4%
335,501	Apple, Inc.	40,713,046
1,256,068	Cisco Systems, Inc.	38,586,409
679,123	Hewlett Packard Enterprise Co.	15,402,510
1,075,546	HP, Inc.	16,186,967
1,060,164	Intel Corp.	39,035,239
230,384	International Business Machines Corp.	40,206,616
930,617	Oracle Corp.	37,327,048
234,747	QUALCOMM, Inc.	12,542,532
237,466	TE Connectivity Ltd.	17,655,597

		257,655,964

	Materials - 1.5%
295,792	Dow Chemical Co. (The)	17,638,077

	Telecommunication Services - 6.7%
963,536	AT&T, Inc.	$40,622,678
742,936	Verizon Communications, Inc.	36,411,293

		77,033,971

	Utilities - 6.0%
271,902	American Electric Power Co., Inc.	17,418,042
231,818	Edison International	16,894,896
494,996	Exelon Corp.	17,760,457
141,010	NextEra Energy, Inc.	17,445,757

		69,519,152

	Total Investments (Cost $1,036,866,085)(c) - 100.0%	1,151,087,301
	Other assets less liabilities - (0.0)%	(395,626)

	Net Assets - 100.0%	$1,150,691,675

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,043,988,174. The net unrealized appreciation was $107,099,127, which consisted of aggregate gross unrealized appreciation of $125,641,291 and aggregate gross unrealized depreciation of $18,542,164.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Equal Weight Portfolio (EQWS)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.8%
537	1-800-Flowers.com, Inc., Class A(b)	$4,833
184	Aaron’s, Inc.	5,693
369	Abercrombie & Fitch Co., Class A	4,284
309	Acushnet Holdings Corp.(b)	5,732
262	AMC Entertainment Holdings, Inc., Class A	8,842
335	American Axle & Manufacturing Holdings, Inc.(b)	6,834
330	American Eagle Outfitters, Inc.	4,986
282	American Outdoor Brands Corp.(b)	6,007
230	American Public Education, Inc.(b)	5,589
128	America’s Car-Mart, Inc.(b)	5,370
641	Apollo Education Group, Inc., Class A(b)	6,404
378	Arctic Cat, Inc.(b)	7,106
94	Asbury Automotive Group, Inc.(b)	6,166
738	Ascena Retail Group, Inc.(b)	3,550
390	Ascent Capital Group, Inc., Class A(b)	6,041
423	At Home Group, Inc.(b)	6,447
218	AV Homes, Inc.(b)	3,848
517	Barnes & Noble Education, Inc.(b)	5,196
456	Barnes & Noble, Inc.	4,651
197	Bassett Furniture Industries, Inc.	5,555
387	Beazer Homes USA, Inc.(b)	5,519
431	Belmond Ltd., Class A (United Kingdom)(b)	5,969
326	Big 5 Sporting Goods Corp.	5,020
107	Big Lots, Inc.	5,350
13	Biglari Holdings, Inc.(b)	5,762
151	BJ’s Restaurants, Inc.(b)	5,368
305	Bloomin’ Brands, Inc.	5,219
147	Blue Nile, Inc.	5,984
110	Bob Evans Farms, Inc.	6,207
315	Bojangles’, Inc.(b)	6,237
393	Boot Barn Holdings, Inc.(b)	4,264
286	Boyd Gaming Corp.(b)	5,812
571	Bridgepoint Education, Inc.(b)	6,075
85	Bright Horizons Family Solutions, Inc.(b)	6,023
225	Buckle, Inc. (The)	4,759
39	Buffalo Wild Wings, Inc.(b)	5,889
395	Build-A-Bear Workshop, Inc.(b)	4,740
478	Caesars Acquisition Co., Class A(b)	7,170
739	Caesars Entertainment Corp.(b)	6,614
167	Caleres, Inc.	5,135
490	Callaway Golf Co.	5,552
1,254	Cambium Learning Group, Inc.(b)	6,320
208	Camping World Holdings, Inc., Class A	6,548
69	Capella Education Co.	5,899
589	Career Education Corp.(b)	5,755
208	Carriage Services, Inc.	5,398
439	Carrols Restaurant Group, Inc.(b)	6,300
192	Cato Corp. (The), Class A	4,875
58	Cavco Industries, Inc.(b)	5,698
2,178	Central European Media Enterprises Ltd., Class A (Bermuda)(b)	5,663
819	Century Casinos, Inc.(b)	5,774
279	Century Communities, Inc.(b)	6,347
94	Cheesecake Factory, Inc. (The)	5,664
723	Chegg, Inc.(b)	5,198
362	Chico’s FAS, Inc.	4,883
55	Children’s Place, Inc. (The)	5,335
39	Churchill Downs, Inc.	5,591

174	Chuy’s Holdings, Inc.(b)	$5,116
311	Citi Trends, Inc.	4,992
389	ClubCorp Holdings, Inc.	6,418
286	Collectors Universe, Inc.	5,912
95	Columbia Sportswear Co.	5,165
459	Conn’s, Inc.(b)	4,842
798	Container Store Group, Inc. (The)(b)	3,886
154	Cooper Tire & Rubber Co.	5,582
59	Cooper-Standard Holdings, Inc.(b)	6,212
1,009	Core-Mark Holding Co., Inc.	35,244
35	Cracker Barrel Old Country Store, Inc.	5,532
782	Crocs, Inc.(b)	5,709
209	CSS Industries, Inc.	5,146
429	Culp, Inc.	13,814
23	Daily Journal Corp.(b)	4,977
305	Dana, Inc.	6,143
106	Dave & Buster’s Entertainment, Inc.(b)	5,773
96	Deckers Outdoor Corp.(b)	5,530
329	Del Frisco’s Restaurant Group, Inc.(b)	5,757
395	Del Taco Restaurants, Inc.(b)	5,388
283	Delta Apparel, Inc.(b)	5,303
464	Denny’s Corp.(b)	5,647
1,443	Destination XL Group, Inc.(b)	5,123
193	DeVry Education Group, Inc.	6,465
69	DineEquity, Inc.	4,732
77	Dorman Products, Inc.(b)	5,315
233	DSW, Inc., Class A	4,930
162	Duluth Holdings, Inc., Class B(b)	3,664
314	E.W. Scripps Co. (The), Class A(b)	6,117
449	El Pollo Loco Holdings, Inc.(b)	5,590
362	Eldorado Resorts, Inc.(b)	5,611
256	Empire Resorts, Inc.(b)	5,811
373	Entercom Communications Corp., Class A	5,297
856	Entravision Communications Corp., Class A	4,622
391	Eros International PLC(b)	4,653
434	Escalade, Inc.	5,729
161	Ethan Allen Interiors, Inc.	4,685
477	Etsy, Inc.(b)	6,015
491	Express, Inc.(b)	5,219
202	Fiesta Restaurant Group, Inc.(b)	5,313
246	Finish Line, Inc. (The), Class A	4,231
139	Five Below, Inc.(b)	5,539
98	Flexsteel Industries, Inc.	4,984
419	Fogo de Chao, Inc.(b)	5,782
173	Fossil Group, Inc.(b)	4,424
225	Fox Factory Holding Corp.(b)	5,827
269	Francesca’s Holdings Corp.(b)	4,691
553	Fred’s, Inc., Class A(c)	8,057
234	FTD Cos., Inc.(b)	5,377
658	Gaia, Inc.(b)	5,725
598	Gannett Co., Inc.	5,753
85	Genesco, Inc.(b)	5,117
178	Gentherm, Inc.(b)	6,301
185	G-III Apparel Group Ltd.(b)	4,858
1,126	Global Eagle Entertainment, Inc.(b)	6,936
2,657	GNC Holdings, Inc., Class A	23,568
470	Golden Entertainment, Inc.	5,179
651	GoPro, Inc., Class A(b)(c)	6,998
98	Grand Canyon Education, Inc.(b)	5,780
533	Gray Television, Inc.(b)	6,316
2,382	Green Brick Partners, Inc.(b)	22,867
73	Group 1 Automotive, Inc.	5,898
431	Guess?, Inc.	5,504
352	Habit Restaurants, Inc. (The), Class A(b)	5,104
257	Haverty Furniture Cos., Inc.	5,603
73	Helen of Troy Ltd.(b)	6,811
502	Hemisphere Media Group, Inc., Class A(b)	5,622
141	Hibbett Sports, Inc.(b)	4,653
186	Hooker Furniture Corp.	6,175
235	Horizon Global Corp.(b)	4,599
545	Houghton Mifflin Harcourt Co.(b)	6,158

Schedule of Investments(a)

2,528	Hovnanian Enterprises, Inc., Class A(b)	$5,991
162	HSN, Inc.	5,710
630	Iconix Brand Group, Inc.(b)	6,483
322	Ilg, Inc.	6,102
185	IMAX Corp.(b)	6,031
353	Installed Building Products, Inc.(b)	14,438
158	International Speedway Corp., Class A	5,791
315	Intrawest Resorts Holdings, Inc.(b)	6,492
122	iRobot Corp.(b)	7,388
245	Isle of Capri Casinos, Inc.(b)	5,833
568	J. Alexander’s Holdings, Inc.(b)	5,680
54	Jack in the Box, Inc.	5,828
832	JAKKS Pacific, Inc.(b)	4,243
573	Jamba, Inc.(b)	5,214
134	Johnson Outdoors, Inc., Class A	4,620
367	K12, Inc.(b)	7,314
347	KB Home	5,684
365	Kirkland’s, Inc.(b)	5,066
472	Kona Grill, Inc.(b)	4,319
440	La Quinta Holdings, Inc.(b)	6,217
358	Lands’ End, Inc.(b)(c)	5,495
183	La-Z-Boy, Inc.	5,234
55	LCI Industries	6,036
181	LGI Homes, Inc.(b)	5,622
306	Libbey, Inc.	5,236
294	Liberty Media Corp.-Liberty Braves, Class C(b)	5,874
193	Liberty Media Corp.-Liberty Formula One, Class C(b)	5,547
470	Liberty Tax, Inc., Class A	6,298
369	Liberty TripAdvisor Holdings, Inc., Series A(b)	6,624
250	LifeLock, Inc.(b)	5,990
346	Lifetime Brands, Inc.	5,173
602	Lindblad Expeditions Holdings, Inc.(b)	5,412
59	Lithia Motors, Inc., Class A	6,084
182	Loral Space & Communications, Inc.(b)	7,416
1,374	Luby’s, Inc.(b)	5,043
329	Lumber Liquidators Holdings, Inc.(b)	5,152
226	M/I Homes, Inc.(b)	5,682
311	Malibu Boats, Inc., Class A(b)	5,772
191	Marcus Corp. (The)	5,663
446	Marine Products Corp.	5,089
286	MarineMax, Inc.(b)	6,135
70	Marriott Vacations Worldwide Corp.	6,054
427	MCBC Holdings, Inc.	5,957
217	MDC Holdings, Inc.	5,868
967	MDC Partners, Inc., Class A	6,189
314	Media General(b)	93
104	Meredith Corp.	6,375
154	Meritage Homes Corp.(b)	5,659
274	Metaldyne Performance Group, Inc.	6,466
469	Modine Manufacturing Co.(b)	6,378
232	Monarch Casino & Resort, Inc.(b)	5,512
105	Monro Muffler Brake, Inc.	6,289
211	Motorcar Parts of America, Inc.(b)	5,535
189	Movado Group, Inc.	5,131
282	MSG Networks, Inc., Class A(b)	6,542
74	NACCO Industries, Inc., Class A	5,458
96	Nathan’s Famous, Inc.(b)	6,000
386	National CineMedia, Inc.	5,659
323	Nautilus, Inc.(b)	5,604
486	New Home Co., Inc. (The)(b)	5,074
374	New Media Investment Group, Inc.	5,700
430	New York Times Co. (The), Class A	5,805
130	Nexstar Media Group, Inc., Class A	8,502
1,274	Noodles & Co., Class A(b)	5,606
160	Nutrisystem, Inc.	5,288
1,157	Office Depot, Inc.	5,149
192	Ollie’s Bargain Outlet Holdings, Inc.(b)	5,866
349	Overstock.com, Inc.(b)	5,793
96	Oxford Industries, Inc.	5,282

69	Papa John’s International, Inc.	$5,880
346	Party City Holdco, Inc.(b)	5,000
414	Penn National Gaming, Inc.(b)	5,705
211	Perry Ellis International, Inc.(b)	4,977
1,714	PetMed Express, Inc.(c)	36,320
878	Pier 1 Imports, Inc.	6,383
409	Pinnacle Entertainment, Inc.(b)	6,299
285	Planet Fitness, Inc., Class A	5,996
96	Popeyes Louisiana Kitchen, Inc.(b)	6,066
427	Potbelly Corp.(b)	5,551
1,997	Radio One, Inc., Class D(b)	5,991
375	Reading International, Inc., Class A(b)	6,131
651	Red Lion Hotels Corp.(b)	5,208
112	Red Robin Gourmet Burgers, Inc.(b)	5,326
259	Red Rock Resorts, Inc., Class A	6,081
402	Regis Corp.(b)	5,596
513	Rent-A-Center, Inc.	4,596
153	RH(b)	4,134
1,678	Ruby Tuesday, Inc.(b)	3,289
307	Ruth’s Hospitality Group, Inc.	5,265
121	Saga Communications, Inc., Class A	6,086
994	Salem Media Group, Inc.	6,063
134	Scholastic Corp.	6,135
376	Scientific Games Corp., Class A(b)	6,392
470	Sears Holdings Corp.(b)	3,281
1,051	Sears Hometown and Outlet Stores, Inc.(b)	3,836
322	SeaWorld Entertainment, Inc.	5,831
265	Select Comfort Corp.(b)	5,348
1,107	Sequential Brands Group, Inc.(b)	5,125
161	Shake Shack, Inc., Class A(b)	5,685
201	Shoe Carnival, Inc.	5,140
114	Shutterfly, Inc.(b)	5,852
174	Sinclair Broadcast Group, Inc., Class A	5,873
254	Sonic Automotive, Inc., Class A	5,944
213	Sonic Corp.	5,304
146	Sotheby’s(b)	5,798
771	Spartan Motors, Inc.	6,091
283	Speedway Motorsports, Inc.	6,082
629	Sportsman’s Warehouse Holdings, Inc.(b)	4,680
1,198	Stage Stores, Inc.	3,354
110	Standard Motor Products, Inc.	5,486
1,145	Stein Mart, Inc.	4,191
150	Steven Madden Ltd.(b)	5,280
330	Stoneridge, Inc.(b)	5,415
142	Strattec Security Corp.	4,374
73	Strayer Education, Inc.(b)	5,913
129	Sturm Ruger & Co., Inc.	6,805
221	Superior Industries International, Inc.	5,094
302	Superior Uniform Group, Inc.	5,140
226	Tailored Brands, Inc.	4,803
286	Taylor Morrison Home Corp., Class A(b)	5,548
90	Tenneco, Inc.(b)	6,071
120	Texas Roadhouse, Inc.	5,597
286	Tile Shop Holdings, Inc.(b)	5,463
426	Tilly’s, Inc., Class A(b)	5,708
337	Time, Inc.	6,487
177	TopBuild Corp.(b)	6,568
211	Tower International, Inc.	5,528
621	Townsquare Media, Inc., Class A(b)	6,632
457	TRI Pointe Group, Inc.(b)	5,607
438	tronc, Inc.	5,808
1,120	Tuesday Morning Corp.(b)	4,816
320	UCP, Inc., Class A(b)	3,632
453	Unifi, Inc.(b)	12,181
410	Unique Fabricating, Inc.	5,338
88	Universal Electronics, Inc.(b)	5,236
467	Vera Bradley, Inc.(b)	5,352
1,303	Vince Holding Corp.(b)	3,974
231	Vitamin Shoppe, Inc.(b)	5,001
155	Wayfair, Inc., Class A(b)	6,442
256	WCI Communities, Inc.(b)	5,990
557	Weight Watchers International, Inc.(b)	6,935

Schedule of Investments(a)

646	West Marine, Inc.(b)	$5,988
203	Weyco Group, Inc.	5,721
278	William Lyon Homes, Class A(b)	4,907
182	Wingstop, Inc., Class A	5,182
48	Winmark Corp.	5,316
166	Winnebago Industries, Inc.	5,212
239	Wolverine World Wide, Inc.	5,614
976	Workhorse Group, Inc.(b)	3,162
301	World Wrestling Entertainment, Inc., Class A	5,894
832	ZAGG, Inc.(b)	5,574
232	Zoe’s Kitchen, Inc.(b)	5,065
231	Zumiez, Inc.(b)	4,632

		1,682,697

	Consumer Staples - 10.8%
1,377	AdvancePierre Foods Holdings, Inc.	38,157
4,051	Amplify Snack Brands, Inc.(b)(c)	39,011
929	Andersons, Inc. (The)	35,070
1,083	Avon Products, Inc.(b)	6,357
865	B&G Foods, Inc.	38,363
221	Boston Beer Co., Inc. (The), Class A(b)	33,968
679	Calavo Growers, Inc.	37,549
988	Cal-Maine Foods, Inc.	41,200
195	Central Garden & Pet Co., Class A(b)	6,002
2,705	Chefs’ Warehouse, Inc. (The)(b)	45,173
242	Coca-Cola Bottling Co. Consolidated	40,859
2,422	Craft Brew Alliance, Inc.(b)	36,814
497	Darling Ingredients, Inc.(b)	5,964
1,953	Dean Foods Co.	38,787
197	elf Beauty, Inc.(b)	4,917
1,118	Farmer Brothers Co.(b)	38,906
668	Fresh Del Monte Produce, Inc.	38,243
4,132	Freshpet, Inc.(b)	46,072
226	HRG Group, Inc.(b)	3,804
800	Ingles Markets, Inc., Class A	36,200
168	Inter Parfums, Inc.	5,729
304	J & J Snack Foods Corp.	38,781
555	John B. Sanfilippo & Son, Inc.	36,513
283	Lancaster Colony Corp.	37,087
1,008	Landec Corp.(b)	12,701
1,991	Limoneira Co.	33,847
967	Medifast, Inc.	40,778
797	MGP Ingredients, Inc.	33,785
760	National Beverage Corp.	38,144
1,163	Nutraceutical International Corp.	38,961
381	Oil-Dri Corp. of America	12,821
1,544	Omega Protein Corp.(b)	38,523
1,493	Orchids Paper Products Co.	40,774
1,710	Performance Food Group Co.(b)	37,877
65	PriceSmart, Inc.	5,506
3,172	Primo Water Corp.(b)	40,982
207	Revlon, Inc., Class A(b)	6,924
459	Sanderson Farms, Inc.	41,769
9	Seaboard Corp.(b)	34,650
984	Seneca Foods Corp., Class A(b)	35,276
2,928	Smart & Final Stores, Inc.(b)	42,017
1,022	Snyder’s-Lance, Inc.	39,224
1,026	SpartanNash Co.	38,844
7,947	SUPERVALU, Inc.(b)	31,152
985	Tootsie Roll Industries, Inc.	36,888
849	United Natural Foods, Inc.(b)	38,799
648	Universal Corp.	44,064
644	USANA Health Sciences, Inc.(b)	40,121
1,791	Vector Group Ltd.	39,509
1,220	Village Super Market, Inc., Class A	36,954
353	WD-40 Co.	37,118
665	Weis Markets, Inc.	39,528

		1,687,062

	Energy - 10.7%
10,797	Abraxas Petroleum Corp.(b)	26,669
2,077	Alon USA Energy, Inc.	23,387
1,735	Archrock, Inc.	25,331

969	Ardmore Shipping Corp. (Ireland)	$7,122
2,030	Atwood Oceanics, Inc.(b)	24,685
3,282	Bill Barrett Corp.(b)	21,497
353	Bristow Group, Inc.	6,234
1,253	California Resources Corp.(b)(c)	26,839
1,384	Callon Petroleum Co.(b)	21,148
2,851	CARBO Ceramics, Inc.(b)	40,484
589	Carrizo Oil & Gas, Inc.(b)	20,827
263	Clayton Williams Energy, Inc.(b)	38,253
6,961	Clean Energy Fuels Corp.(b)	18,029
21,125	Cobalt International Energy, Inc.(b)	20,719
2,483	Contango Oil & Gas Co.(b)	20,112
981	CVR Energy, Inc.	21,788
3,059	Dawson Geophysical Co.(b)	24,227
997	Delek US Holdings, Inc.	22,333
6,150	Denbury Resources, Inc.(b)	20,602
1,773	DHT Holdings, Inc.	8,315
735	Dorian LPG Ltd.(b)	8,313
1,735	Earthstone Energy, Inc.(b)	22,590
7,615	Eclipse Resources Corp.(b)	18,733
3,838	EP Energy Corp., Class A(b)	20,111
1,943	Era Group, Inc.(b)	30,427
2,598	Evolution Petroleum Corp.	22,603
22,703	EXCO Resources, Inc.(b)	15,191
1,034	Exterran Corp.(b)	32,075
2,590	Fairmount Santrol Holdings, Inc.(b)	32,427
1,058	Forum Energy Technologies, Inc.(b)	22,959
905	Frontline Ltd. (Norway)	6,281
443	GasLog Ltd. (Monaco)	7,398
1,663	Gener8 Maritime, Inc.(b)	8,398
1,103	Geospace Technologies Corp.(b)	25,744
1,013	Golar LNG Ltd. (Bermuda)	26,196
888	Green Plains, Inc.	19,980
2,310	Helix Energy Solutions Group, Inc.(b)	19,589
3,143	Hornbeck Offshore Services, Inc.(b)	22,787
3,567	Independence Contract Drilling, Inc.(b)	22,615
515	International Seaways Inc.(b)	8,951
5,061	Jones Energy, Inc., Class A(b)	22,521
949	Matador Resources Co.(b)	24,987
1,071	Matrix Service Co.(b)	23,990
3,146	McDermott International, Inc.(b)	25,483
726	Natural Gas Services Group, Inc.(b)	20,836
4,107	Navios Maritime Acquisition Corp.	7,639
3,075	Newpark Resources, Inc.(b)	23,216
721	Nordic American Tankers Ltd.	6,229
7,690	Northern Oil and Gas, Inc.(b)	27,684
1,569	Oasis Petroleum, Inc.(b)	22,186
618	Oil States International, Inc.(b)	24,411
1,967	Overseas Shipholding Group, Inc., Class A	9,658
2,466	Pacific Ethanol, Inc.(b)	17,509
947	Panhandle Oil and Gas, Inc., Class A	20,834
1,607	Par Pacific Holdings, Inc.(b)	23,350
9,717	Parker Drilling Co.(b)	24,778
316	PDC Energy, Inc.(b)	23,365
415	PHI, Inc.(b)	6,578
4,118	Pioneer Energy Services Corp.(b)	25,943
2,347	Renewable Energy Group, Inc.(b)	20,419
251	REX American Resources Corp.(b)	20,841
1,286	RigNet, Inc.(b)	25,399
2,137	Ring Energy, Inc.(b)	28,208
559	RSP Permian, Inc.(b)	23,791
2,641	Sanchez Energy Corp.(b)	35,020
1,591	Scorpio Tankers, Inc. (Monaco)	6,094
369	SEACOR Holdings, Inc.(b)	27,147
7,145	Seadrill Ltd. (United Kingdom)(b)	13,361
607	SemGroup Corp., Class A	24,098
480	Ship Finance International Ltd. (Norway)	7,200
1,812	Smart Sand, Inc.(b)	31,529
2,466	Synergy Resources Corp.(b)	21,232
817	Teekay Corp. (Bermuda)	8,211
2,567	Teekay Tankers Ltd., Class A (Bermuda)	6,289
2,714	Tesco Corp.(b)	23,340

Schedule of Investments(a)

4,849	TETRA Technologies, Inc.(b)	$24,051
2,030	Tidewater, Inc.(b)(c)	4,466
959	Unit Corp.(b)	24,934
278	US Silica Holdings, Inc.	16,441
618	Western Refining, Inc.	21,636
1,296	Westmoreland Coal Co.(b)	23,522
8,449	Willbros Group, Inc.(b)	25,600

		1,675,995

	Financials - 8.7%
82	1st Source Corp.	3,699
122	Access National Corp.	3,255
111	ACNB Corp.	3,330
189	AG Mortgage Investment Trust, Inc. REIT	3,311
109	Allegiance Bancshares, Inc.(b)	3,537
288	Altisource Residential Corp. REIT	3,496
131	Ambac Financial Group, Inc.(b)	2,741
163	American Equity Investment Life Holding Co.	3,847
103	American National Bankshares, Inc.	3,656
74	Ameris Bancorp	3,337
54	AMERISAFE, Inc.	3,405
103	Ames National Corp.	3,327
663	Anworth Mortgage Asset Corp. REIT	3,401
195	Apollo Commercial Real Estate Finance, Inc. REIT	3,395
247	Ares Commercial Real Estate Corp. REIT	3,330
55	Argo Group International Holdings Ltd.	3,517
206	Arlington Asset Investment Corp., Class A	3,084
155	ARMOUR Residential REIT, Inc. REIT	3,258
86	Arrow Financial Corp.	3,036
101	Associated Capital Group, Inc., Class A	3,555
191	Astoria Financial Corp.	3,612
206	Atlantic Capital Bancshares, Inc.(b)	3,935
195	Atlas Financial Holdings, Inc.(b)	3,315
208	B. Riley Financial, Inc.	3,921
139	Baldwin & Lyons, Inc., Class B	3,336
214	Banc of California, Inc.	3,381
39	BancFirst Corp.	3,680
119	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	3,237
454	Bancorp, Inc. (The)(b)	2,719
115	BancorpSouth, Inc.	3,415
386	Bank Mutual Corp.	3,686
51	Bank of Marin Bancorp	3,427
120	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	3,947
66	Bank of the Ozarks, Inc.	3,621
239	BankFinancial Corp.	3,219
115	Bankwell Financial Group, Inc.	3,371
65	Banner Corp.	3,648
148	Bar Harbor Bankshares	6,413
349	Bear State Financial, Inc.	3,514
189	Beneficial Bancorp, Inc.	3,374
96	Berkshire Hills Bancorp, Inc.	3,398
346	BGC Partners, Inc., Class A	3,830
191	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	3,639
187	Blue Hills Bancorp, Inc.	3,553
107	BNC Bancorp	3,772
123	BofI Holding, Inc.(b)	3,628
218	Boston Private Financial Holdings, Inc.	3,597
95	Bridge Bancorp, Inc.	3,434
214	Brookline Bancorp, Inc.	3,370
87	Bryn Mawr Bank Corp.	3,484
123	BSB Bancorp, Inc.(b)	3,413
72	C&F Financial Corp.	3,121
491	Calamos Asset Management, Inc., Class A	4,134
224	California First National Bancorp	3,618
82	Camden National Corp.	3,401
91	Capital Bank Financial Corp., Class A	3,585
165	Capital City Bank Group, Inc.	3,414
211	Capitol Federal Financial, Inc.	3,260

176	Capstar Financial Holdings, Inc.(b)	$3,678
335	Capstead Mortgage Corp. REIT	3,574
102	Cardinal Financial Corp.	3,199
119	Carolina Financial Corp.	3,564
447	Cascade Bancorp(b)	3,563
91	Cathay General Bancorp	3,316
138	Centerstate Banks, Inc.	3,366
110	Central Pacific Financial Corp.	3,446
192	Central Valley Community Bancorp	3,884
58	Century Bancorp, Inc., Class A	3,497
232	Charter Financial Corp.	3,986
64	Chemical Financial Corp.	3,164
99	Chemung Financial Corp.	3,385
136	Citizens & Northern Corp.	3,231
336	Citizens, Inc.(b)	3,111
51	City Holding Co.	3,320
202	Clifton Bancorp, Inc.	3,135
143	CNB Financial Corp.	3,355
183	CNO Financial Group, Inc.	3,461
215	CoBiz Financial, Inc.	3,767
123	Codorus Valley Bancorp, Inc.	3,157
94	Cohen & Steers, Inc.	3,280
79	Columbia Banking System, Inc.	3,141
57	Community Bank System, Inc.	3,327
79	Community Trust Bancorp, Inc.	3,654
136	ConnectOne Bancorp, Inc.	3,359
149	County Bancorp, Inc.	4,068
221	Cowen Group, Inc., Class A(b)	3,315
256	Crawford & Co., Class B	3,103
109	CU Bancorp(b)	3,951
99	Customers Bancorp, Inc.(b)	3,412
152	CVB Financial Corp.	3,426
431	CYS Investments, Inc. REIT	3,263
17	Diamond Hill Investment Group, Inc.	3,437
181	Dime Community Bancshares, Inc.	3,873
209	Donegal Group, Inc., Class A	3,442
501	Dynex Capital, Inc. REIT	3,347
55	Eagle Bancorp, Inc.(b)	3,369
331	eHealth, Inc.(b)	4,058
118	EMC Insurance Group, Inc.	3,440
94	Employers Holdings, Inc.	3,426
118	Encore Capital Group, Inc.(b)	3,652
257	Enova International, Inc.(b)	3,624
18	Enstar Group Ltd. (Bermuda)(b)	3,486
104	Enterprise Bancorp, Inc.	3,495
85	Enterprise Financial Services Corp.	3,540
94	Equity Bancshares, Inc., Class A(b)	3,070
211	ESSA Bancorp, Inc.	3,340
106	Essent Group Ltd.(b)	3,664
179	EverBank Financial Corp.	3,478
49	Evercore Partners, Inc., Class A	3,795
297	EZCORP, Inc., Class A(b)	2,940
215	F.N.B. Corp.	3,212
95	Farmers Capital Bank Corp.	3,529
251	Farmers National Banc Corp.	3,163
149	FB Financial Corp.(b)	3,794
43	FBL Financial Group, Inc., Class A	3,001
269	FBR & Co.	3,847
74	FCB Financial Holdings, Inc., Class A(b)	3,474
62	Federal Agricultural Mortgage Corp., Class C	3,451
189	Federated National Holding Co.	3,466
1,353	Ferroglobe Representation & Warranty Insurance Trust(b)	0
146	Fidelity & Guaranty Life	3,497
149	Fidelity Southern Corp.	3,464
559	Fifth Street Asset Management, Inc., Class A	4,276
94	Financial Engines, Inc.	3,624
105	Financial Institutions, Inc.	3,460
115	First Bancorp, Inc./Me	3,105
565	First BanCorp/Puerto Rico(b)	3,797

Schedule of Investments(a)

134	First Bancorp/Southern Pines NC	$3,922
118	First Busey Corp.	3,451
153	First Business Financial Services, Inc.	3,707
11	First Citizens BancShares, Inc., Class A	4,034
253	First Commonwealth Financial Corp.	3,572
112	First Community Bancshares, Inc.	3,259
291	First Community Financial Partners, Inc.(b)	3,463
149	First Connecticut Bancorp, Inc.	3,375
72	First Defiance Financial Corp.	3,489
120	First Financial Bancorp	3,306
75	First Financial Bankshares, Inc.	3,199
71	First Financial Corp.	3,433
190	First Financial Northwest, Inc.	3,942
238	First Foundation, Inc.(b)	3,451
117	First Internet Bancorp	3,645
85	First Interstate BancSystem, Inc., Class A	3,498
95	First Merchants Corp.	3,641
104	First Mid-Illinois Bancshares, Inc.	3,277
142	First Midwest Bancorp, Inc.	3,448
413	First NBC Bank Holding Co.(b)	1,652
219	First Northwest Bancorp(b)	3,243
120	First of Long Island Corp. (The)	3,252
73	Firstcash, Inc.	3,117
121	Flagstar Bancorp, Inc.(b)	3,118
120	Flushing Financial Corp.	3,264
257	FNFV Group(b)	3,341
88	Franklin Financial Network, Inc.(b)	3,392
182	Fulton Financial Corp.	3,312
557	Gain Capital Holdings, Inc.	4,183
107	GAMCO Investors, Inc., Class A	3,124
816	Genworth Financial, Inc., Class A(b)	2,742
67	German American Bancorp, Inc.	3,215
94	Glacier Bancorp, Inc.	3,340
91	Global Indemnity Ltd., Class A (Cayman Islands)(b)	3,595
257	Great Ajax Corp. REIT	3,344
65	Great Southern Bancorp, Inc.	3,253
83	Great Western Bancorp, Inc.	3,548
262	Green Bancorp, Inc.(b)	4,493
138	Green Dot Corp., Class A(b)	3,698
169	Greene County Bancorp, Inc.	3,718
123	Greenhill & Co., Inc.	3,635
147	Greenlight Capital Re Ltd., Class A(b)	3,322
155	Guaranty Bancorp	3,751
295	Hallmark Financial Services, Inc.(b)	3,227
78	Hancock Holding Co.	3,576
103	Hanmi Financial Corp.	3,414
178	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	3,254
177	HarborOne Bancorp, Inc.(b)	3,296
101	HCI Group, Inc.	4,177
75	Heartland Financial USA, Inc.	3,510
107	Hennessy Advisors, Inc.	2,976
254	Heritage Commerce Corp.	3,566
139	Heritage Financial Corp.	3,544
223	Heritage Insurance Holdings, Inc.	3,162
319	Heritage Oaks Bancorp	4,319
117	Hilltop Holdings, Inc.	3,203
19	Hingham Institution for Savings	3,674
102	Home Bancorp, Inc.	3,628
125	Home BancShares, Inc.	3,368
112	HomeStreet, Inc.(b)	2,934
137	HomeTrust Bancshares, Inc.(b)	3,391
165	Hope Bancorp, Inc.	3,450
82	Horace Mann Educators Corp.	3,391
133	Horizon Bancorp	3,409
112	Houlihan Lokey, Inc., Class A	3,483
39	IBERIABANK Corp.	3,204
227	Impac Mortgage Holdings, Inc.(b)	3,137
169	Independence Holding Co.	3,363
49	Independent Bank Corp./MA	3,055
170	Independent Bank Corp./MI	3,570

54	Independent Bank Group, Inc.	$3,356
39	Infinity Property & Casualty Corp.	3,387
85	International Bancshares Corp.	3,154
81	INTL FCStone, Inc.(b)	2,987
224	Invesco Mortgage Capital, Inc. REIT(d)	3,264
171	Investment Technology Group, Inc.	3,441
243	Investors Bancorp, Inc.	3,487
23	Investors Title Co.	2,795
90	James River Group Holdings Ltd.	3,569
245	Janus Capital Group, Inc.	3,063
243	KCG Holdings, Inc., Class A(b)	3,395
219	Kearny Financial Corp.	3,340
78	Kemper Corp.	3,370
117	Kinsale Capital Group, Inc.	3,434
251	Ladder Capital Corp., Class A REIT	3,404
1,265	Ladenburg Thalmann Financial Services, Inc.(b)	2,910
183	Lakeland Bancorp, Inc.	3,395
77	Lakeland Financial Corp.	3,420
146	LCNB Corp.	3,285
80	LegacyTexas Financial Group, Inc.	3,306
621	LendingClub Corp.(b)	3,832
33	LendingTree, Inc.(b)	3,693
195	Live Oak Bancshares, Inc.	3,988
360	Macatawa Bank Corp.	3,679
206	Maiden Holdings Ltd.	3,657
106	MainSource Financial Group, Inc.	3,483
437	Manning & Napier, Inc.	3,037
351	Marlin Business Services Corp.	8,055
75	MB Financial, Inc.	3,340
313	MBIA, Inc.(b)	3,193
369	MBT Financial Corp.	3,985
354	Medley Management, Inc., Class A	3,345
98	Mercantile Bank Corp.	3,165
66	Merchants Bancshares, Inc.	3,366
191	Meridian Bancorp, Inc.	3,600
38	Meta Financial Group, Inc.	3,338
357	MGIC Investment Corp.(b)	3,802
97	Middleburg Financial Corp.	3,331
103	Midland States Bancorp, Inc.	3,488
98	MidWestOne Financial Group, Inc.	3,460
117	Moelis & Co., Class A	3,990
206	Mtge Investment Corp. REIT	3,275
117	Mutualfirst Financial, Inc.	3,656
112	National Bank Holdings Corp., Class A	3,640
82	National Bankshares, Inc.	3,571
96	National Commerce Corp.(b)	3,600
144	National General Holdings Corp.	3,527
13	National Western Life Group, Inc., Class A	3,811
179	Nationstar Mortgage Holdings, Inc.(b)	3,247
62	Navigators Group, Inc. (The)	3,481
85	NBT Bancorp, Inc.	3,463
64	Nelnet, Inc., Class A	3,138
216	New Residential Investment Corp. REIT	3,272
505	New York Mortgage Trust, Inc. REIT	3,237
397	NewStar Financial, Inc.(b)	3,525
79	Nicolet Bankshares, Inc.(b)	3,829
374	NMI Holdings, Inc., Class A(b)	4,039
170	Northfield Bancorp, Inc.	3,069
119	Northrim Bancorp, Inc.	3,362
184	Northwest Bancshares, Inc.	3,141
131	OceanFirst Financial Corp.	3,722
585	Ocwen Financial Corp.(b)	3,083
245	OFG Bancorp	3,246
135	Old Line Bancshares, Inc.	3,619
194	Old National Bancorp	3,444
357	Old Second Bancorp, Inc.	3,856
230	OM Asset Management PLC	3,243
862	On Deck Capital, Inc.(b)	4,336
217	OneBeacon Insurance Group Ltd., Class A	3,522
187	Oppenheimer Holdings, Inc., Class A	3,198
122	Opus Bank	2,483

Schedule of Investments(a)

325	Orchid Island Capital, Inc. REIT	$3,845
194	Oritani Financial Corp.	3,366
152	Orrstown Financial Services, Inc.	3,336
193	Owens Realty Mortgage, Inc. REIT	3,269
170	Pacific Continental Corp.	4,216
498	Pacific Mercantile Bancorp(b)	3,561
102	Pacific Premier Bancorp, Inc.(b)	4,014
85	Paragon Commercial Corp.(b)	3,891
30	Park National Corp.	3,324
331	Park Sterling Corp.	3,873
1,126	Patriot National, Inc.(b)	4,819
113	Peapack-Gladstone Financial Corp.	3,413
69	Penns Woods Bancorp, Inc.	3,188
183	PennyMac Financial Services, Inc., Class A(b)	3,093
207	PennyMac Mortgage Investment Trust REIT	3,509
113	Peoples Bancorp, Inc.	3,509
73	Peoples Financial Services Corp.	3,139
134	People’s Utah Bancorp	3,384
450	PHH Corp.(b)	6,561
225	PICO Holdings, Inc.(b)	3,206
49	Pinnacle Financial Partners, Inc.	3,276
46	Piper Jaffray Cos.(b)	3,243
112	PJT Partners, Inc., Class A	3,556
91	PRA Group, Inc.(b)	3,622
72	Preferred Bank	3,990
168	Premier Financial Bancorp, Inc.	3,078
49	Primerica, Inc.	3,697
64	PrivateBancorp, Inc.	3,498
49	Prosperity Bancshares, Inc.	3,559
184	Provident Bancorp, Inc.(b)	3,625
173	Provident Financial Holdings, Inc.	3,206
125	Provident Financial Services, Inc.	3,309
333	Pzena Investment Management, Inc., Class A	3,327
85	QCR Holdings, Inc.	3,566
217	Radian Group, Inc.	3,993
221	Redwood Trust, Inc. REIT	3,426
135	Regional Management Corp.(b)	3,376
79	Renasant Corp.	3,144
91	Republic Bancorp, Inc., Class A	3,153
431	Republic First Bancorp, Inc.(b)	3,254
386	Resource Capital Corp. REIT	3,173
55	RLI Corp.	3,268
91	S&T Bancorp, Inc.	3,423
294	Safeguard Scientifics, Inc.(b)	3,543
49	Safety Insurance Group, Inc.	3,513
89	Sandy Spring Bancorp, Inc.	3,646
159	Seacoast Banking Corp. of Florida(b)	3,463
82	Selective Insurance Group, Inc.	3,419
94	ServisFirst Bancshares, Inc.	3,764
218	Shore Bancshares, Inc.	3,508
241	SI Financial Group, Inc.	3,627
145	Sierra Bancorp	3,880
257	Silvercrest Asset Management Group, Inc., Class A	3,572
54	Simmons First National Corp., Class A	3,248
38	South State Corp.	3,397
109	Southern First Bancshares, Inc.(b)	3,859
109	Southern Missouri Bancorp, Inc.	3,669
223	Southern National Bancorp of Virginia, Inc.	3,575
90	Southside Bancshares, Inc.	3,074
143	Southwest Bancorp, Inc.	3,961
135	State Auto Financial Corp.	3,410
130	State Bank Financial Corp.	3,437
253	State National Cos., Inc.	3,481
143	Sterling Bancorp	3,411
78	Stewart Information Services Corp.	3,407
66	Stifel Financial Corp.(b)	3,322
78	Stock Yards Bancorp, Inc.	3,494
83	Stonegate Bank	3,777

79	Suffolk Bancorp	$3,272
120	Summit Financial Group, Inc.	3,138
131	Sun Bancorp, Inc.	3,275
109	Territorial Bancorp, Inc.	3,452
45	Texas Capital Bancshares, Inc.(b)	3,713
296	Third Point Reinsurance Ltd. (Bermuda)(b)	3,389
525	Tiptree, Inc., Class A	3,439
38	Tompkins Financial Corp.	3,441
104	TowneBank	3,349
104	TriCo Bancshares	3,834
170	TriState Capital Holdings, Inc.(b)	3,774
153	Triumph Bancorp, Inc.(b)	4,139
221	Trupanion, Inc.(b)	3,534
403	TrustCo Bank Corp. NY	3,385
96	Trustmark Corp.	3,228
43	UMB Financial Corp.	3,317
182	Umpqua Holdings Corp.	3,332
97	Union Bankshares Corp.	3,566
78	Union Bankshares, Inc./Morrisville VT	3,237
71	United Bankshares, Inc.	3,181
117	United Community Banks, Inc.	3,291
384	United Community Financial Corp.	3,268
192	United Financial Bancorp, Inc.	3,466
71	United Fire Group, Inc.	3,351
239	United Insurance Holdings Corp.	3,267
136	Universal Insurance Holdings, Inc.	3,556
114	Univest Corp. of Pennsylvania	3,209
291	Valley National Bancorp	3,524
163	Value Line, Inc.	2,918
145	Veritex Holdings, Inc.(b)	3,938
232	Virtu Financial, Inc., Class A	4,072
33	Virtus Investment Partners, Inc.	3,597
159	Waddell & Reed Financial, Inc., Class A	2,870
110	Walker & Dunlop, Inc.(b)	3,455
491	Walter Investment Management Corp.(b)	1,866
102	Washington Federal, Inc.	3,351
62	Washington Trust Bancorp, Inc.	3,379
126	WashingtonFirst Bankshares, Inc.	3,509
183	Waterstone Financial, Inc.	3,312
64	Webster Financial Corp.	3,361
82	WesBanco, Inc.	3,403
146	West Bancorporation, Inc.	3,329
54	Westamerica Bancorporation	3,065
315	Western Asset Mortgage Capital Corp. REIT	3,178
408	Western New England Bancorp, Inc.	3,958
55	Westwood Holdings Group, Inc.	3,076
21	Wins Finance Hondings, Inc.(b)	5,086
49	Wintrust Financial Corp.	3,508
270	WisdomTree Investments, Inc.	2,781
2,253	WMIH Corp.(b)	3,492
51	World Acceptance Corp.(b)	2,503
74	WSFS Financial Corp.	3,352
136	Xenith Bankshares, Inc.(b)	3,541
101	Yadkin Financial Corp.	3,232

		1,353,096

	Health Care - 11.5%
614	AAC Holdings, Inc.(b)	4,881
95	Abaxis, Inc.	4,841
230	Accelerate Diagnostics, Inc.(b)	4,818
162	Acceleron Pharma, Inc.(b)	3,933
983	Accuray, Inc.(b)	5,652
1,623	AcelRx Pharmaceuticals, Inc.(b)	4,301
715	Aceto Corp.	13,649
1,208	Achillion Pharmaceuticals, Inc.(b)	5,037
176	Aclaris Therapeutics, Inc.(b)	4,669
241	Acorda Therapeutics, Inc.(b)	4,941
321	Adamas Pharmaceuticals, Inc.(b)	5,094
151	Addus HomeCare Corp.(b)	5,157
610	Adeptus Health, Inc., Class A(b)	4,374
445	Aduro Biotech, Inc.(b)	5,273
578	Advaxis, Inc.(b)	5,179

Schedule of Investments(a)

1,597	Adverum Biotechnologies, Inc.(b)	$4,631
133	Aerie Pharmaceuticals, Inc.(b)	5,839
955	Aevi Genomic Medicine, Inc.(b)	4,546
1,181	Agenus, Inc.(b)	4,724
757	Agile Therapeutics, Inc.(b)	1,741
222	Aimmune Therapeutics, Inc.(b)	4,058
155	Air Methods Corp.(b)	5,534
600	Akebia Therapeutics, Inc.(b)	6,018
289	Albany Molecular Research, Inc.(b)	5,318
238	Alder Biopharmaceuticals, Inc.(b)	4,891
128	Almost Family, Inc.(b)	6,048
151	AMAG Pharmaceuticals, Inc.(b)	3,639
123	Amedisys, Inc.(b)	5,636
215	American Renal Associates Holdings, Inc.(b)	4,132
845	Amicus Therapeutics, Inc.(b)	4,648
139	AMN Healthcare Services, Inc.(b)	4,983
256	Amphastar Pharmaceuticals, Inc.(b)	4,032
5,263	Ampio Pharmaceuticals, Inc.(b)	5,158
62	Analogic Corp.	4,814
1,208	Anavex Life Sciences Corp.(b)	5,436
298	AngioDynamics, Inc.(b)	4,796
89	ANI Pharmaceuticals, Inc.(b)	5,380
106	Anika Therapeutics, Inc.(b)	5,357
2,555	Anthera Pharmaceuticals, Inc.(b)	1,385
539	Applied Genetic Technologies Corp.(b)	3,908
2,581	Aptevo Therapeutics, Inc.(b)	5,136
665	Aratana Therapeutics, Inc.(b)	5,313
321	Ardelyx, Inc.(b)	3,852
3,730	Arena Pharmaceuticals, Inc.(b)	5,744
1,065	Argos Therapeutics, Inc.(b)	4,846
394	ARIAD Pharmaceuticals, Inc.(b)	9,385
585	Array BioPharma, Inc.(b)	6,359
3,730	Arrowhead Pharmaceuticals, Inc.(b)	7,236
1,189	Asterias Biotherapeutics, Inc.(b)	5,053
307	Atara Biotherapeutics, Inc.(b)	4,129
3,194	Athersys, Inc.(b)	3,481
280	AtriCure, Inc.(b)	4,556
11	Atrion Corp.	5,375
323	Audentes Therapeutics, Inc.(b)	5,271
93	Avexis, Inc.(b)	5,188
1,262	Avinger, Inc.(b)	3,281
613	AxoGen, Inc.(b)	6,682
357	Axovant Sciences Ltd.(b)	4,373
752	Axsome Therapeutics, Inc.(b)	3,685
309	Bellicum Pharmaceuticals, Inc.(b)	4,134
906	BioCryst Pharmaceuticals, Inc.(b)	5,708
3,961	Bio-Path Holdings, Inc.(b)	3,763
4,483	BioScrip, Inc.(b)	6,142
103	BioSpecifics Technologies Corp.(b)	5,283
248	BioTelemetry, Inc.(b)	5,716
1,507	BioTime, Inc.(b)	4,717
71	Bluebird Bio, Inc.(b)	5,290
185	Blueprint Medicines Corp.(b)	6,305
97	Cambrex Corp.(b)	5,088
61	Cantel Medical Corp.	4,722
307	Capital Senior Living Corp.(b)	5,118
519	Cara Therapeutics, Inc.(b)	7,951
203	Cardiovascular Systems, Inc.(b)	5,014
1,099	Castlight Health, Inc., Class B(b)	3,407
210	Catalent, Inc.(b)	5,620
1,367	Celldex Therapeutics, Inc.(b)	4,456
383	Cellular Biomedicine Group, Inc.(b)	4,749
695	Cempra, Inc.(b)	2,189
992	Cerus Corp.(b)	4,226
33	Chemed Corp.	5,481
672	ChemoCentryx, Inc.(b)	4,885
1,034	Chimerix, Inc.(b)	5,625
469	Cidara Therapeutics, Inc.(b)	4,643
299	Civitas Solutions, Inc.(b)	5,472
443	Clearside BioMedical, Inc.(b)	3,300
137	Clovis Oncology, Inc.(b)	8,878

184	Coherus Biosciences, Inc.(b)	$5,134
321	Collegium Pharmaceutical, Inc.(b)	5,399
894	Community Health Systems, Inc.(b)	5,722
200	Computer Programs & Systems, Inc.(c)	4,520
574	Concert Pharmaceuticals, Inc.(b)	5,080
551	ConforMIS, Inc.(b)	4,573
113	CONMED Corp.	5,039
646	Corcept Therapeutics, Inc.(b)	4,593
7,345	Corindus Vascular Robotics, Inc.(b)	3,969
147	CorVel Corp.(b)	5,637
307	Corvus Pharmaceuticals, Inc.(b)	4,335
149	Cotiviti Holdings, Inc.(b)	5,045
338	Cross Country Healthcare, Inc.(b)	4,891
274	CryoLife, Inc.(b)	5,206
1,659	Curis, Inc.(b)	4,761
301	Cutera, Inc.(b)	5,569
114	Cynosure, Inc., Class A(b)	6,088
453	Cytokinetics, Inc.(b)	4,734
419	CytomX Therapeutics, Inc.(b)	4,869
9,826	CytRx Corp.(b)	4,075
255	Depomed, Inc.(b)	4,613
171	Dermira, Inc.(b)	5,034
1,099	Dimension Therapeutics, Inc.(b)	2,143
2,945	Diplomat Pharmacy, Inc.(b)	40,464
3,703	Durect Corp.(b)	3,925
103	Dyax Corp.(b)	114
1,065	Dynavax Technologies Corp.(b)	4,367
75	Eagle Pharmaceuticals, Inc.(b)	5,191
435	Edge Therapeutics, Inc.(b)	4,189
306	Editas Medicine, Inc.(b)	5,331
616	Egalet Corp.(b)	3,012
403	Eiger BioPharmaceuticals, Inc.(b)	4,917
187	Emergent Biosolutions, Inc.(b)	5,660
155	Enanta Pharmaceuticals, Inc.(b)	5,134
1,845	Endocyte, Inc.(b)	4,077
757	Endologix, Inc.(b)	5,193
230	Ensign Group, Inc. (The)	4,678
266	Entellus Medical, Inc.(b)	4,551
683	Enzo Biochem, Inc.(b)	4,562
473	Epizyme, Inc.(b)	4,967
429	Esperion Therapeutics, Inc.(b)	5,199
447	Evolent Health, Inc., Class A(b)	8,135
352	Exact Sciences Corp.(b)	6,670
187	Exactech, Inc.(b)	4,610
302	Exelixis, Inc.(b)	5,472
226	FibroGen, Inc.(b)	5,119
96	Five Prime Therapeutics, Inc.(b)	4,398
811	Flex Pharma, Inc.(b)	3,536
262	Flexion Therapeutics, Inc.(b)	5,083
714	Fluidigm Corp.(b)	4,520
2,138	Fortress Biotech, Inc.(b)	5,238
255	Foundation Medicine, Inc.(b)	4,985
513	Fulgent Genetics, Inc.(b)	6,705
1,274	Genesis Healthcare, Inc., Class A(b)	5,236
457	GenMark Diagnostics, Inc.(b)	5,543
165	Genomic Health, Inc.(b)	4,534
2,446	Geron Corp.(b)	5,088
152	Glaukos Corp.(b)	6,265
314	Global Blood Therapeutics, Inc.(b)	5,071
211	Globus Medical, Inc., Class A(b)	5,562
825	Glycomimetics, Inc.(b)	4,694
128	Haemonetics Corp.(b)	5,102
439	Halozyme Therapeutics, Inc.(b)	5,070
133	Halyard Health, Inc.(b)	5,117
123	HealthEquity, Inc.(b)	5,689
121	HealthSouth Corp.	4,697
225	HealthStream, Inc.(b)	5,166
330	Heron Therapeutics, Inc.(b)	4,290
74	Heska Corp.(b)	5,892
272	HMS Holdings Corp.(b)	4,940
341	Horizon Pharma PLC(b)	5,582
34	ICU Medical, Inc.(b)	4,661

Schedule of Investments(a)

3,042	Idera Pharmaceuticals, Inc.(b)	$4,259
799	Ignyta, Inc.(b)	3,915
631	Immune Design Corp.(b)	3,565
2,704	ImmunoGen, Inc.(b)	6,327
1,408	Immunomedics, Inc.(b)	6,336
385	Impax Laboratories, Inc.(b)	5,063
103	INC Research Holdings, Inc., Class A(b)	5,459
3,758	Infinity Pharmaceuticals, Inc.(b)	7,779
473	Innoviva, Inc.(b)	5,014
78	Inogen, Inc.(b)	5,021
735	Inotek Pharmaceuticals Corp.(b)	1,176
717	Inovio Pharmaceuticals, Inc.(b)	4,732
401	Insmed, Inc.(b)	5,923
136	Insulet Corp.(b)	5,658
542	Insys Therapeutics, Inc.(b)(c)	5,550
167	Integer Holdings Corp.(b)	5,411
130	Integra LifeSciences Holdings Corp.(b)	5,425
333	Intellia Therapeutics, Inc.(b)	4,302
473	Intersect ENT, Inc.(b)	6,386
320	Intra-Cellular Therapies, Inc.(b)	4,621
409	Invacare Corp.	4,704
734	Invitae Corp.(b)	6,144
1,111	InVivo Therapeutics Holdings Corp.(b)	5,277
437	iRadimed Corp.(b)	3,999
190	iRhythm Technologies, Inc.(b)	6,200
329	Iridex Corp.(b)	4,590
343	Ironwood Pharmaceuticals, Inc., Class A(b)	4,932
248	K2M Group Holdings, Inc.(b)	5,039
1,043	Kadmon Holdings, Inc.(b)	4,224
557	Karyopharm Therapeutics, Inc.(b)	5,765
857	Keryx Biopharmaceuticals, Inc.(b)	4,276
686	Kindred Healthcare, Inc.	4,562
113	Kite Pharma, Inc.(b)	5,760
272	La Jolla Pharmaceutical Co.(b)	5,290
97	Landauer, Inc.	4,981
211	Lannett Co., Inc.(b)	4,252
214	LeMaitre Vascular, Inc.	4,860
330	Lexicon Pharmaceuticals, Inc.(b)	4,729
119	LHC Group, Inc.(b)	5,965
49	Ligand Pharmaceuticals, Inc.(b)	5,194
775	Lion Biotechnologies, Inc.(b)	5,619
1,424	Lipocine, Inc.(b)	5,155
195	Loxo Oncology, Inc.(b)	7,650
264	Luminex Corp.(b)	5,338
187	MacroGenics, Inc.(b)	3,454
69	Magellan Health, Inc.(b)	5,172
7,898	MannKind Corp.(b)(c)	5,560
80	Masimo Corp.(b)	5,886
155	Medicines Co. (The)(b)	5,588
686	MediciNova, Inc.(b)	3,814
97	Medidata Solutions, Inc.(b)	4,805
139	Medpace Holdings, Inc.(b)	4,850
283	Meridian Bioscience, Inc.	3,707
197	Merit Medical Systems, Inc.(b)	5,004
933	Merrimack Pharmaceuticals, Inc.(b)	2,902
541	MiMedx Group, Inc.(b)	4,371
393	Minerva Neurosciences, Inc.(b)	4,166
913	Mirati Therapeutics, Inc.(b)	4,656
94	Molina Healthcare, Inc.(b)	5,332
352	Momenta Pharmaceuticals, Inc.(b)	6,653
352	MyoKardia, Inc.(b)	3,942
478	Myovant Sciences Ltd. (Bermuda)(b)	5,325
301	Myriad Genetics, Inc.(b)	4,870
231	NanoString Technologies, Inc.(b)	4,167
511	Nanthealth, Inc.(b)	4,160
782	NantKwest, Inc.(b)	4,192
440	Natera, Inc.(b)	3,942
70	National Healthcare Corp.	5,240
283	National Research Corp., Class A	4,938
133	Natus Medical, Inc.(b)	5,194
394	Nektar Therapeutics, Class A(b)	4,771
78	Neogen Corp.(b)	5,151

552	NeoGenomics, Inc.(b)	$4,449
725	Neos Therapeutics, Inc.(b)	4,241
65	Nevro Corp.(b)	5,656
464	NewLink Genetics Corp.(b)	5,647
2,175	Nobilis Health Corp.(b)	4,676
179	Novan, Inc.(b)	727
3,574	Novavax, Inc.(b)	4,682
584	Novocure Ltd.(b)	3,708
75	NuVasive, Inc.(b)	5,308
200	NxStage Medical, Inc.(b)	5,380
489	Obalon Therapeutics, Inc.(b)	4,949
551	Ocular Therapeutix, Inc.(b)	3,615
509	Omeros Corp.(b)	4,932
153	Omnicell, Inc.(b)	5,493
669	OncoMed Pharmaceuticals, Inc.(b)	5,526
143	Ophthotech Corp.(b)	681
574	OraSure Technologies, Inc.(b)	5,063
1,549	Organovo Holdings, Inc.(b)	5,716
131	Orthofix International NV(b)	4,708
994	Osiris Therapeutics, Inc.(b)	5,586
294	Otonomy, Inc.(b)	4,307
1,768	OvaScience, Inc.(b)	2,793
146	Owens & Minor, Inc.	5,238
387	Oxford Immunotec Global PLC(b)	5,228
728	Pacific Biosciences of California, Inc.(b)	3,509
154	Pacira Pharmaceuticals, Inc.(b)	5,921
382	Paratek Pharmaceuticals, Inc.(b)	5,768
79	PAREXEL International Corp.(b)	5,600
2,323	PDL BioPharma, Inc.	5,111
77	Penumbra, Inc.(b)	5,509
546	Pfenex, Inc.(b)	4,357
1,573	PharmAthene, Inc.(b)	4,876
201	PharMerica Corp.(b)	4,985
187	Phibro Animal Health Corp., Class A	4,993
280	Portola Pharmaceuticals, Inc.(b)	7,630
94	PRA Health Sciences, Inc.(b)	5,507
110	Prestige Brands Holdings, Inc.(b)	5,804
576	Progenics Pharmaceuticals, Inc.(b)	5,138
223	Protagonist Therapeutics, Inc.(b)	4,023
459	Proteostasis Therapeutics, Inc.(b)	6,770
94	Prothena Corp. PLC (Ireland)(b)	4,602
133	Providence Service Corp. (The)(b)	5,140
398	PTC Therapeutics, Inc.(b)	5,214
141	Puma Biotechnology, Inc.(b)	4,568
366	Quality Systems, Inc.(b)	5,494
225	Quidel Corp.(b)	4,271
813	Quorum Health Corp.(b)	7,146
387	Ra Pharmaceuticals, Inc.(b)	6,169
109	Radius Health, Inc.(b)	4,744
817	RadNet, Inc.(b)	4,739
237	Reata Pharmaceuticals, Inc., Class A(b)	5,901
245	REGENXBIO, Inc.(b)	4,533
1,966	Regulus Therapeutics, Inc.(b)	2,359
161	Repligen Corp.(b)	4,836
247	Retrophin, Inc.(b)	4,846
297	Revance Therapeutics, Inc.(b)	5,940
1,943	Rigel Pharmaceuticals, Inc.(b)	4,041
669	Rockwell Medical, Inc.(b)	3,887
1,549	RTI Surgical, Inc.(b)	5,034
99	Sage Therapeutics, Inc.(b)	4,750
1,893	Sangamo Therapeutics, Inc.(b)	6,626
149	Sarepta Therapeutics, Inc.(b)	4,628
496	SciClone Pharmaceuticals, Inc.(b)	5,034
406	Select Medical Holdings Corp.(b)	5,055
221	Selecta Biosciences, Inc.(b)	3,094
1,592	Senseonics Holdings, Inc.(b)	4,426
527	Seres Therapeutics, Inc.(b)	5,212
938	Sorrento Therapeutics, Inc.(b)	5,065
91	Spark Therapeutics, Inc.(b)	5,738
217	Spectranetics Corp. (The)(b)	5,609
1,229	Spectrum Pharmaceuticals, Inc.(b)	5,727
463	STAAR Surgical Co.(b)	4,584

Schedule of Investments(a)

361	Stemline Therapeutics, Inc.(b)	$3,682
336	Sucampo Pharmaceuticals, Inc., Class A(b)	3,746
230	Supernus Pharmaceuticals, Inc.(b)	6,222
359	Surgery Partners, Inc.(b)	6,642
113	Surgical Care Affiliates, Inc.(b)	6,385
201	SurModics, Inc.(b)	4,864
566	Syndax Pharmaceuticals, Inc.(b)	4,302
922	Synergy Pharmaceuticals, Inc.(b)	6,519
6,304	Synthetic Biologics, Inc.(b)	5,346
309	Syros Pharmaceuticals, Inc.(b)	3,353
975	T2 Biosystems, Inc.(b)	5,265
413	Tabula Rasa Healthcare, Inc.(b)	5,807
325	Tactile Systems Technology, Inc.(b)	5,008
2,222	Tandem Diabetes Care, Inc.(b)	5,222
120	Team Health Holdings, Inc.(b)	5,215
277	Teladoc, Inc.(b)	5,540
715	Teligent, Inc.(b)	5,005
39	TESARO, Inc.(b)	6,351
1,104	Tetraphase Pharmaceuticals, Inc.(b)	4,228
983	TG Therapeutics, Inc.(b)	4,718
830	TherapeuticsMD, Inc.(b)	4,822
168	Theravance Biopharma, Inc. (Cayman Islands)(b)	5,033
1,217	Titan Pharmaceuticals, Inc.(b)	5,294
224	Tivity Health, Inc.(b)	5,746
99	Tobira Therapeutics, Inc.(b)	1,360
3,650	TransEnterix, Inc.(b)	5,366
885	Trevena, Inc.(b)	6,177
224	Triple-S Management Corp., Class B(b)	4,281
1,928	Trovagene, Inc.(b)	3,856
75	U.S. Physical Therapy, Inc.	5,261
71	Ultragenyx Pharmaceutical, Inc.(b)	5,326
512	Universal American Corp.(b)	5,089
74	Utah Medical Products, Inc.	4,603
321	Vanda Pharmaceuticals, Inc.(b)	4,542
91	Vascular Solutions, Inc.(b)	5,091
674	Veracyte, Inc.(b)	4,974
384	Versartis, Inc.(b)	5,491
1,526	Viewray, Inc.(b)	7,950
1,011	Vital Therapies, Inc.(b)	5,004
408	Vocera Communications, Inc.(b)	8,466
341	Voyager Therapeutics, Inc.(b)	4,065
955	vTv Therapeutics, Inc., Class A(b)	5,482
152	WaVe Life Sciences Ltd.(b)	4,370
211	Wright Medical Group NV(b)	5,313
367	XBiotech, Inc.(b)	4,184
189	Xencor, Inc.(b)	4,504
1,461	Zafgen, Inc.(b)	6,151
112	Zeltiq Aesthetics, Inc.(b)	4,966
776	ZIOPHARM Oncology, Inc.(b)(c)	4,594
414	Zogenix, Inc.(b)	3,333

		1,789,683

	Industrials - 13.4%
469	AAON, Inc.	15,923
184	AAR Corp.	5,886
162	ABM Industries, Inc.	6,543
1,000	Acacia Research Corp.(b)	5,850
523	ACCO Brands Corp.(b)	6,668
243	Actuant Corp., Class A	6,354
352	Advanced Disposal Services, Inc.(b)	7,818
723	Advanced Drainage Systems, Inc.	17,424
206	Advisory Board Co. (The)(b)	9,373
270	Aegion Corp.(b)	6,280
367	Aerojet Rocketdyne Holdings, Inc.(b)	6,646
241	Aerovironment, Inc.(b)	6,312
419	Air Transport Services Group, Inc.(b)	6,758
312	Aircastle Ltd.	6,958
101	Alamo Group, Inc.	7,639
143	Albany International Corp., Class A	6,785
41	Allegiant Travel Co.	7,052
305	Allied Motion Technologies, Inc.	6,722
177	Altra Industrial Motion Corp.	6,602

147	American Railcar Industries, Inc.	$6,547
879	American Superconductor Corp.(b)	6,144
73	American Woodmark Corp.(b)	5,198
309	Apogee Enterprises, Inc.	17,638
113	Applied Industrial Technologies, Inc.	6,831
586	Aqua Metals, Inc.(b)	6,540
1,514	ARC Document Solutions, Inc.(b)	7,131
208	ArcBest Corp.	6,573
99	Argan, Inc.	7,301
782	Armstrong Flooring, Inc.(b)	16,445
99	Astec Industries, Inc.	6,928
177	Astronics Corp.(b)	5,807
328	Atkore International Group, Inc.(b)	8,764
134	Atlas Air Worldwide Holdings, Inc.(b)	7,068
111	AZZ, Inc.	6,610
402	Babcock & Wilcox Enterprises, Inc.(b)	6,689
143	Barnes Group, Inc.	6,883
115	Barrett Business Services, Inc.	6,913
329	Beacon Roofing Supply, Inc.(b)	14,400
417	Blue Bird Corp.(b)	7,026
773	BMC Stock Holdings, Inc.(b)	14,455
181	Brady Corp., Class A	6,579
313	Briggs & Stratton Corp.	6,780
169	Brink’s Co. (The)	7,520
1,281	Builders FirstSource, Inc.(b)	13,784
490	Caesarstone Sdot-Yam Ltd. (Israel)(b)	14,872
762	CAI International, Inc.(b)	12,299
529	Casella Waste Systems, Inc., Class A(b)	6,115
525	CBIZ, Inc.(b)	6,877
118	CEB, Inc.	9,021
473	CECO Environmental Corp.	6,206
776	Celadon Group, Inc.	5,898
175	Chart Industries, Inc.(b)	6,788
102	CIRCOR International, Inc.	6,353
85	CLARCOR, Inc.	7,039
1,816	Cogint, Inc.(b)(c)	6,992
269	Columbus McKinnon Corp.	7,395
445	Comfort Systems USA, Inc.	15,063
640	Continental Building Products, Inc.(b)	14,880
1,191	Costamare, Inc. (Greece)	6,324
314	Covenant Transportation Group, Inc., Class A(b)	6,760
194	CRA International, Inc.	6,447
179	CSW Industrials, Inc.(b)	6,542
139	Cubic Corp.	6,609
65	Curtiss-Wright Corp.	6,374
96	Deluxe Corp.	6,994
225	DigitalGlobe, Inc.(b)	6,311
946	DMC Global, Inc.	15,089
211	Douglas Dynamics, Inc.	7,132
245	Ducommun, Inc.(b)	7,259
190	DXP Enterprises, Inc.(b)	7,186
88	Dycom Industries, Inc.(b)	7,098
245	Echo Global Logistics, Inc.(b)	5,819
96	EMCOR Group, Inc.	6,690
154	Encore Wire Corp.	6,506
407	Energous Corp.(b)	5,885
648	Energy Recovery, Inc.(b)	6,636
85	EnerSys	6,626
182	Engility Holdings, Inc.(b)	5,338
397	Ennis, Inc.	6,709
105	EnPro Industries, Inc.	7,131
120	ESCO Technologies, Inc.	6,984
330	Essendant, Inc.	6,894
74	Esterline Technologies Corp.(b)	6,338
662	ExOne Co. (The)(b)	6,521
111	Exponent, Inc.	6,444
422	Federal Signal Corp.	6,558
138	Forward Air Corp.	6,650
286	Franklin Covey Co.(b)	5,005
166	Franklin Electric Co., Inc.	6,698
450	FreightCar America, Inc.	6,502

Schedule of Investments(a)

152	FTI Consulting, Inc.(b)	$6,405
72	G&K Services, Inc., Class A	6,916
113	GATX Corp.	6,534
456	Gencor Industries, Inc.(b)	7,136
162	Generac Holdings, Inc.(b)	6,522
353	General Cable Corp.	7,166
344	Gibraltar Industries, Inc.(b)	15,102
495	Global Brass & Copper Holdings, Inc.	16,409
575	GMS, Inc.(b)	17,158
224	Gorman-Rupp Co. (The)	7,271
247	GP Strategies Corp.(b)	6,348
301	Graham Corp.	6,688
115	Granite Construction, Inc.	6,455
1,486	Great Lakes Dredge & Dock Corp.(b)	7,727
166	Greenbrier Cos., Inc. (The)	7,262
611	Griffon Corp.	15,550
298	H&E Equipment Services, Inc.	7,706
614	Hardinge, Inc.	6,508
464	Harsco Corp.(b)	6,194
123	Hawaiian Holdings, Inc.(b)	6,267
1,333	HC2 Holdings, Inc.(b)	8,864
174	Healthcare Services Group, Inc.	6,916
311	Heartland Express, Inc.	6,407
293	Heidrick & Struggles International, Inc.	6,549
438	Heritage-Crystal Clean, Inc.(b)	6,548
205	Herman Miller, Inc.	6,396
1,862	Hill International, Inc.(b)	10,055
187	Hillenbrand, Inc.	6,835
126	HNI Corp.	6,352
153	Hub Group, Inc., Class A(b)	6,786
210	Hurco Cos., Inc.	6,426
128	Huron Consulting Group, Inc.(b)	5,798
103	Hyster-Yale Materials Handling, Inc.	6,337
119	ICF International, Inc.(b)	6,188
337	IES Holdings, Inc.(b)	6,572
706	InnerWorkings, Inc.(b)	6,785
97	Insperity, Inc.	6,936
408	Insteel Industries, Inc.	15,112
855	Interface, Inc.	15,561
78	John Bean Technologies Corp.	6,735
248	Joy Global, Inc.	6,974
109	Kadant, Inc.	6,714
139	Kaman Corp.	7,024
315	Kelly Services, Inc., Class A	7,053
205	Kennametal, Inc.	7,327
549	KEYW Holding Corp. (The)(b)	5,495
293	Kforce, Inc.	6,739
395	Kimball International, Inc., Class B	6,608
154	KLX, Inc.(b)	7,544
182	Knight Transportation, Inc.	6,079
254	Knoll, Inc.	6,632
232	Korn/Ferry International	6,740
944	Kratos Defense & Security Solutions, Inc.(b)	7,779
642	Lawson Products, Inc.(b)	16,596
669	Layne Christensen Co.(b)	6,978
79	Lindsay Corp.	5,952
1,527	LSI Industries, Inc.	14,537
109	Lydall, Inc.(b)	6,649
1,130	Manitowoc Co., Inc. (The)(b)	7,718
262	Marten Transport Ltd.	5,987
231	Masonite International Corp.(b)	15,385
175	MasTec, Inc.(b)	6,519
175	Matson, Inc.	6,241
79	Matthews International Corp., Class A	5,329
182	McGrath RentCorp	6,967
227	Mercury Systems, Inc.(b)	7,654
451	Meritor, Inc.(b)	6,508
376	Milacron Holdings Corp.(b)	6,219
256	Miller Industries, Inc.	6,784
281	Mistras Group, Inc.(b)	6,485
216	Mobile Mini, Inc.	7,031
99	Moog, Inc., Class A(b)	6,521

703	MRC Global, Inc.(b)	$14,447
103	MSA Safety, Inc.	7,349
385	Mueller Industries, Inc.	15,500
1,102	Mueller Water Products, Inc., Class A	14,833
100	Multi-Color Corp.	7,720
177	MYR Group, Inc.(b)	6,809
58	National Presto Industries, Inc.	6,171
253	Navigant Consulting, Inc.(b)	6,249
218	Navistar International Corp.(b)	5,945
864	NCI Building Systems, Inc.(b)	13,824
469	Neff Corp., Class A(b)	7,363
840	NN, Inc.	16,254
1,055	NOW, Inc.(b)	22,429
190	NV5 Global, Inc.(b)	7,743
323	Omega Flex, Inc.	15,320
152	On Assignment, Inc.(b)	6,883
662	Orion Group Holdings, Inc.(b)	6,951
250	P.A.M. Transportation Services, Inc.(b)	5,828
162	Park-Ohio Holdings Corp.	7,266
207	Patrick Industries, Inc.(b)	16,922
1,312	PGT Innovations, Inc.(b)	15,088
4,563	Plug Power, Inc.(b)	4,837
929	Ply Gem Holdings, Inc.(b)	15,003
176	Powell Industries, Inc.	6,772
582	Power Solutions International, Inc.(b)	4,307
125	Preformed Line Products Co.	6,825
291	Primoris Services Corp.	7,223
128	Proto Labs, Inc.(b)	6,720
273	Quad/Graphics, Inc., Class A	7,150
722	Quanex Building Products Corp.	14,260
1,814	Radiant Logistics, Inc.(b)	6,657
269	Raven Industries, Inc.	6,738
173	RBC Bearings, Inc.(b)	16,025
393	Resources Connection, Inc.	6,563
730	Rexnord Corp.(b)	16,126
601	Roadrunner Transportation Systems, Inc.(b)	4,760
627	RPX Corp.(b)	6,809
211	Rush Enterprises, Inc., Class A(b)	6,910
146	Saia, Inc.(b)	7,015
1,258	Scorpio Bulkers, Inc.(b)	8,995
322	Simpson Manufacturing Co., Inc.	14,013
178	Siteone Landscape Supply, Inc.(b)	6,839
185	SkyWest, Inc.	6,549
253	SP Plus Corp.(b)	7,008
297	Sparton Corp.(b)	6,439
282	SPX Corp.(b)	7,036
213	SPX FLOW, Inc.(b)	7,432
73	Standex International Corp.	6,366
418	Steelcase, Inc., Class A	7,022
169	Sun Hydraulics Corp.	6,621
4,299	Sunrun, Inc.(b)	22,742
453	Supreme Industries, Inc., Class A	8,317
265	Swift Transportation Co., Class A(b)	6,050
277	TASER International, Inc.(b)	6,919
192	Team, Inc.(b)	6,451
54	Teledyne Technologies, Inc.(b)	6,635
93	Tennant Co.	6,440
159	Tetra Tech, Inc.	6,948
802	Textainer Group Holdings Ltd.	11,549
341	Thermon Group Holdings, Inc.(b)	7,079
593	Titan International, Inc.	7,881
453	Titan Machinery, Inc.(b)	6,256
723	TRC Cos., Inc.(b)	6,724
224	Trex Co., Inc.(b)	15,172
299	TriMas Corp.(b)	6,369
266	TriNet Group, Inc.(b)	6,764
355	Triton International Ltd. (Bermuda)	8,641
233	Triumph Group, Inc.	6,233
299	TrueBlue, Inc.(b)	7,400
246	Tutor Perini Corp.(b)	7,331
48	UniFirst Corp.	6,139
598	Univar, Inc.(b)	17,832

Schedule of Investments(a)

152	Universal Forest Products, Inc.	$15,460
409	Universal Logistics Holdings, Inc.	5,910
146	US Ecology, Inc.	7,483
673	USA Truck, Inc.(b)	5,687
287	Vectrus, Inc.(b)	6,469
294	Veritiv Corp.(b)	16,479
127	Viad Corp.	5,569
445	Vicor Corp.(b)	6,809
174	VSE Corp.	6,487
462	Wabash National Corp.	8,154
96	WageWorks, Inc.(b)	6,926
101	Watts Water Technologies, Inc., Class A	6,666
242	Werner Enterprises, Inc.	6,800
449	Wesco Aircraft Holdings, Inc.(b)	6,802
1,287	West Corp.	31,235
274	Willis Lease Finance Corp.(b)	6,982
98	Woodward, Inc.	6,825
142	XPO Logistics, Inc.(b)	6,353
423	YRC Worldwide, Inc.(b)	6,315

		2,097,451

	Information Technology - 13.6%
182	2U, Inc.(b)	6,195
469	3D Systems Corp.(b)	7,734
2,293	8x8, Inc.(b)	36,344
896	A10 Networks, Inc.(b)	7,141
104	Acacia Communications, Inc.(b)	6,050
368	ACI Worldwide, Inc.(b)	7,139
509	Actua Corp.(b)	7,279
269	Acxiom Corp.(b)	7,021
327	ADTRAN, Inc.	7,161
127	Advanced Energy Industries, Inc.(b)	7,473
706	Advanced Micro Devices, Inc.(b)	7,321
1,349	Aerohive Networks, Inc.(b)	7,730
715	Agilysys, Inc.(b)	6,957
258	Alarm.com Holdings, Inc.(b)	6,989
1,616	ALJ Regional Holdings, Inc.(b)	6,448
355	Alpha & Omega Semiconductor Ltd.(b)	7,224
131	Ambarella, Inc.(b)	6,499
649	Amber Road, Inc.(b)	5,744
673	American Software, Inc., Class A	7,060
642	Amkor Technology, Inc.(b)	6,041
641	Angie’s List, Inc.(b)	4,019
88	Anixter International, Inc.(b)	7,524
333	AppFolio, Inc., Class A(b)	7,542
293	Applied Optoelectronics, Inc.(b)	9,013
410	Apptio, Inc., Class A(b)	5,674
135	Aspen Technology, Inc.(b)	7,170
495	Autobytel, Inc.(b)	6,806
1,597	Avid Technology, Inc.(b)	8,544
458	AVX Corp.	7,420
530	Axcelis Technologies, Inc.(b)	8,056
183	Badger Meter, Inc.	7,055
670	Bankrate, Inc.(b)	7,303
313	Barracuda Networks, Inc.(b)	7,352
1,536	Bazaarvoice, Inc.(b)	7,219
233	Bel Fuse, Inc., Class B	7,409
192	Belden, Inc.	14,682
247	Benchmark Electronics, Inc.(b)	7,558
242	Benefitfocus, Inc.(b)	7,320
432	Black Box Corp.	5,767
110	Blackbaud, Inc.	7,217
90	Blackhawk Network Holdings, Inc.(b)	3,213
280	Blackline, Inc.(b)	7,610
472	Blucora, Inc.(b)	7,127
288	Bottomline Technologies (de), Inc.(b)	7,407
485	Box, Inc., Class A(b)	8,279
918	Brightcove, Inc.(b)	6,610
169	BroadSoft, Inc.(b)	7,098
431	Brooks Automation, Inc.	7,508
246	Cabot Microelectronics Corp.	16,607
55	CACI International, Inc., Class A(b)	6,754
473	CalAmp Corp.(b)	7,104

918	Calix, Inc.(b)	$6,610
433	Callidus Software, Inc.(b)	7,989
408	Carbonite, Inc.(b)	7,038
64	Cardtronics PLC, Class A(b)	3,493
697	Care.com, Inc.(b)	5,883
49	Cass Information Systems, Inc.	3,223
112	Cavium, Inc.(b)	7,416
230	CEVA, Inc.(b)	8,130
487	ChannelAdvisor Corp.(b)	6,745
294	Ciena Corp.(b)	7,156
66	Cimpress NV (Netherlands)(b)	5,570
126	Cirrus Logic, Inc.(b)	7,600
366	Clearfield, Inc.(b)	6,295
54	Coherent, Inc.(b)	8,517
570	Cohu, Inc.	7,524
135	CommVault Systems, Inc.(b)	6,628
229	comScore, Inc.(b)	7,683
691	Comtech Telecommunications Corp.	7,414
624	Control4 Corp.(b)	6,727
270	Convergys Corp.	6,701
186	Cornerstone OnDemand, Inc.(b)	7,568
278	Coupa Software, Inc.(b)	7,225
906	CPI Card Group, Inc.	4,122
368	Cray, Inc.(b)	6,311
152	CSG Systems International, Inc.	7,357
310	CTS Corp.	6,665
682	Daktronics, Inc.	6,929
1,126	DHI Group, Inc.(b)	6,418
297	Diebold Nixdorf, Inc.	8,078
538	Digi International, Inc.(b)	7,021
239	Digimarc Corp.(b)	6,310
285	Diodes, Inc.(b)	7,094
618	DSP Group, Inc.(b)	6,705
1,261	EarthLink Holdings Corp.	8,083
365	Eastman Kodak Co.(b)	4,891
120	Ebix, Inc.	6,660
1,261	Electro Scientific Industries, Inc.(b)	8,285
153	Electronics for Imaging, Inc.(b)	6,876
87	Ellie Mae, Inc.(b)	7,198
849	EMCORE Corp.	7,641
834	Endurance International Group Holdings, Inc.(b)	6,422
4,082	EnerNOC, Inc.(b)	23,267
398	Entegris, Inc.(b)	7,463
209	Envestnet, Inc.(b)	7,900
114	EPAM Systems, Inc.(b)	7,337
62	ePlus, Inc.(b)	6,947
430	Everbridge, Inc.(b)	7,942
189	EVERTEC, Inc.	3,222
512	Exa Corp.(b)	7,936
693	Exar Corp.(b)	7,103
141	ExlService Holdings, Inc.(b)	6,479
1,511	Extreme Networks, Inc.(b)	8,356
176	Fabrinet (Thailand)(b)	7,415
29	Fair Isaac Corp.	3,576
175	FARO Technologies, Inc.(b)	6,493
214	Finisar Corp.(b)	6,328
534	Five9, Inc.(b)	8,256
638	FormFactor, Inc.(b)	7,943
168	Forrester Research, Inc.	6,854
152	Gigamon, Inc.(b)	5,039
2,703	GigPeak, Inc.(b)	6,974
807	Global Sources Ltd. (Hong Kong)(b)	7,424
218	Globant SA(b)	7,227
3,173	Glu Mobile, Inc.(b)	7,298
3,365	Gogo, Inc.(b)(c)	30,790
192	GrubHub, Inc.(b)	7,978
266	GTT Communications, Inc.(b)	7,515
960	Guidance Software, Inc.(b)	6,970
385	Hackett Group, Inc. (The)	6,256
1,431	Harmonic, Inc.(b)	7,584
862	Hortonworks, Inc.(b)	8,361

Schedule of Investments(a)

141	HubSpot, Inc.(b)	$7,233
235	II-VI, Inc.(b)	8,578
665	Immersion Corp.(b)	6,843
192	Imperva, Inc.(b)	8,016
214	Impinj, Inc.(b)	7,535
802	Infinera Corp.(b)	7,226
1,750	Information Services Group, Inc.(b)	5,775
162	Inphi Corp.(b)	7,423
192	Insight Enterprises, Inc.(b)	7,129
298	Instructure, Inc.(b)	6,496
299	Integrated Device Technology, Inc.(b)	7,532
86	InterDigital, Inc.	8,032
328	Intersil Corp., Class A	7,357
882	InvenSense, Inc.(b)	11,166
109	Itron, Inc.(b)	6,725
445	Ixia(b)	8,655
610	IXYS Corp.	7,381
402	j2 Global, Inc.	33,692
1,779	Jive Software, Inc.(b)	6,760
414	Kimball Electronics, Inc.(b)	7,079
432	Knowles Corp.(b)	7,785
2,507	Kopin Corp.(b)	7,997
632	KVH Industries, Inc.(b)	6,573
1,041	Lattice Semiconductor Corp.(b)	7,485
3,066	Limelight Networks, Inc.(b)	6,715
1,357	Lionbridge Technologies, Inc.(b)	7,762
671	Liquidity Services, Inc.(b)	6,542
46	Littelfuse, Inc.	7,255
864	LivePerson, Inc.(b)	6,307
71	LogMeIn, Inc.	7,675
168	Lumentum Holdings, Inc.(b)	6,376
224	MACOM Technology Solutions Holdings, Inc.(b)	10,651
162	ManTech International Corp., Class A	6,308
2,253	Marchex, Inc., Class B(b)	6,106
128	MAXIMUS, Inc.	7,058
339	MaxLinear, Inc., Class A(b)	8,672
1,363	Maxwell Technologies, Inc.(b)	6,488
1,334	MeetMe, Inc.(b)	6,563
199	Mentor Graphics Corp.	7,345
53	Mesa Laboratories, Inc.	6,314
171	Methode Electronics, Inc.	7,191
129	Microsemi Corp.(b)	6,856
37	MicroStrategy, Inc., Class A(b)	7,448
349	MINDBODY, Inc., Class A(b)	8,498
1,186	Mitek Systems, Inc.(b)	7,828
122	MKS Instruments, Inc.	8,040
1,737	Mobileiron, Inc.(b)	7,556
793	Model N, Inc.(b)	6,978
296	MoneyGram International, Inc.(b)	3,759
90	Monolithic Power Systems, Inc.	7,852
358	Monotype Imaging Holdings, Inc.	7,840
123	MTS Systems Corp.	7,146
298	Nanometrics, Inc.(b)	7,662
525	NCI, Inc., Class A	6,668
547	NeoPhotonics Corp.(b)	5,990
126	NETGEAR, Inc.(b)	7,169
219	NetScout Systems, Inc.(b)	7,293
262	NeuStar, Inc., Class A(b)	8,698
239	New Relic, Inc.(b)	8,652
286	NIC, Inc.	6,893
842	Nimble Storage, Inc.(b)	7,216
342	Novanta, Inc.(b)	7,644
838	Numerex Corp., Class A(b)	4,927
106	NVE Corp.	8,225
800	Oclaro, Inc.(b)	7,848
100	OSI Systems, Inc.(b)	7,467
505	Park City Group, Inc.(b)	6,388
378	Park Electrochemical Corp.	6,929
155	Paycom Software, Inc.(b)	7,167
215	Paylocity Holding Corp.(b)	6,635
254	PC Connection, Inc.	6,929

319	PDF Solutions, Inc.(b)	$7,181
201	Pegasystems, Inc.	7,799
394	Perficient, Inc.(b)	6,986
769	PFSweb, Inc.(b)	5,775
655	Photronics, Inc.(b)	7,533
833	Planet Payment, Inc.(b)	3,515
133	Plantronics, Inc.	7,525
137	Plexus Corp.(b)	7,439
105	Power Integrations, Inc.	7,455
233	Progress Software Corp.	6,529
97	Proofpoint, Inc.(b)	7,776
317	PROS Holdings, Inc.(b)	7,094
592	Pure Storage, Inc., Class A(b)	6,731
229	Q2 Holdings, Inc.(b)	7,271
243	QAD, Inc., Class A	7,023
218	Qualys, Inc.(b)	7,826
393	Quantenna Communications, Inc.(b)	7,392
1,688	QuinStreet, Inc.(b)	5,908
499	Quotient Technology, Inc.(b)	5,314
1,566	Radisys Corp.(b)	6,906
513	Rambus, Inc.(b)	6,659
542	Rapid7, Inc.(b)	6,759
1,489	RealNetworks, Inc.(b)	7,966
239	RealPage, Inc.(b)	7,313
321	Reis, Inc.	6,420
765	RetailMeNot, Inc.(b)	6,923
944	Rightside Group Ltd.(b)	7,967
312	RingCentral, Inc., Class A(b)	7,285
95	Rogers Corp.(b)	7,595
705	Rosetta Stone, Inc.(b)	6,204
902	Rubicon Project, Inc. (The)(b)	7,640
344	Rudolph Technologies, Inc.(b)	7,895
206	Sanmina Corp.(b)	8,024
466	Sapiens International Corp. NV (Israel)	6,226
182	ScanSource, Inc.(b)	7,198
85	Science Applications International Corp.	6,921
607	SecureWorks Corp., Class A(b)	6,276
224	Semtech Corp.(b)	7,381
1,135	ServiceSource International, Inc.(b)	6,016
986	ShoreTel, Inc.(b)	6,853
121	Shutterstock, Inc.(b)	6,510
1,258	Sigma Designs, Inc.(b)	7,674
185	Silicom Ltd. (Israel)	6,773
107	Silicon Laboratories, Inc.(b)	6,976
561	Silver Spring Networks, Inc.(b)	7,170
1,097	Sonus Networks, Inc.(b)	6,999
105	SPS Commerce, Inc.(b)	7,245
53	Stamps.com, Inc.(b)	6,442
371	Stratasys Ltd.(b)	7,316
251	Super Micro Computer, Inc.(b)	6,639
237	Sykes Enterprises, Inc.(b)	6,619
133	Synaptics, Inc.(b)	7,499
179	Synchronoss Technologies, Inc.(b)	6,895
63	SYNNEX Corp.	7,571
362	Syntel, Inc.	7,624
813	Systemax, Inc.	6,894
147	Take-Two Interactive Software, Inc.(b)	7,887
901	Tangoe, Inc.(b)	6,559
81	Tech Data Corp.(b)	6,930
857	TechTarget, Inc.(b)	7,550
1,089	Telenav, Inc.(b)	9,692
227	TeleTech Holdings, Inc.	6,719
174	Tessera Holding Corp.	7,865
339	Tivo Corp.(b)	6,407
218	Trade Desk, Inc. (The), Class A(b)	6,466
440	Travelport Worldwide Ltd.	6,318
557	TrueCar, Inc.(b)	7,325
544	TTM Technologies, Inc.(b)	8,068
127	Ubiquiti Networks, Inc.(b)	7,925
710	Ultra Clean Holdings, Inc.(b)	8,896
315	Ultratech, Inc.(b)	8,165
454	Unisys Corp.(b)	5,834

Schedule of Investments(a)

123	Universal Display Corp.(b)	$8,118
1,678	USA Technologies, Inc.(b)	7,048
263	Varonis Systems, Inc.(b)	7,864
505	VASCO Data Security International, Inc.(b)	7,676
264	Veeco Instruments, Inc.(b)	6,798
211	Verint Systems, Inc.(b)	7,881
103	ViaSat, Inc.(b)	6,686
865	Viavi Solutions, Inc.(b)	7,742
2,211	VirnetX Holding Corp.(b)	5,749
302	Virtusa Corp.(b)	7,695
456	Vishay Intertechnology, Inc.	7,570
368	Vishay Precision Group, Inc.(b)	6,127
414	Web.com Group, Inc.(b)	7,845
96	WebMD Health Corp.(b)	4,789
533	Workiva, Inc., Class A(b)	6,716
509	Xactly Corp.(b)	6,184
1,027	Xcerra Corp.(b)	7,785
310	XO Group, Inc.(b)	5,837
336	Zendesk, Inc.(b)	8,040
1,586	Zix Corp.(b)	7,565

		2,127,619

	Materials - 7.0%
415	A. Schulman, Inc.	14,318
1,439	AK Steel Holding Corp.(b)	11,627
839	Allegheny Technologies, Inc.	18,231
795	American Vanguard Corp.	13,674
883	Ampco-Pittsburgh Corp.	13,289
176	Balchem Corp.	15,002
647	Boise Cascade Co.(b)	16,046
835	Calgon Carbon Corp.	13,235
393	Carpenter Technology Corp.	15,728
1,619	Century Aluminum Co.(b)	24,933
179	Chase Corp.	15,752
571	Chemours Co. (The)	15,086
464	Chemtura Corp.(b)	15,358
234	Clearwater Paper Corp.(b)	14,719
1,487	Cliffs Natural Resources, Inc.(b)	13,041
1,011	Codexis, Inc.(b)	4,802
1,470	Coeur Mining, Inc.(b)	17,126
635	Commercial Metals Co.	12,973
194	Deltic Timber Corp.	14,738
994	Ferro Corp.(b)	14,055
1,347	Ferroglobe PLC	14,157
2,102	Flotek Industries, Inc.(b)	22,218
809	Forterra, Inc.(b)	15,565
944	FutureFuel Corp.	12,263
535	GCP Applied Technologies, Inc.(b)	14,418
3,247	Gold Resource Corp.	17,469
282	Greif, Inc., Class A	16,238
306	H.B. Fuller Co.	15,107
291	Hawkins, Inc.	15,612
327	Haynes International, Inc.	13,443
656	Headwaters, Inc.(b)	15,200
2,440	Hecla Mining Co.	15,714
299	Ingevity Corp.(b)	16,621
273	Innophos Holdings, Inc.	13,279
214	Innospec, Inc.	15,269
181	Kaiser Aluminum Corp.	14,201
696	KapStone Paper and Packaging Corp.	16,690
441	KMG Chemicals, Inc.	16,255
365	Koppers Holdings, Inc.(b)	14,764
471	Kraton Corp.(b)	12,651
1,243	Kronos Worldwide, Inc.	16,432
739	Louisiana-Pacific Corp.(b)	14,137
1,649	LSB Industries, Inc.(b)	14,033
376	Materion Corp.	14,777
186	Minerals Technologies, Inc.	14,908
1,090	Multi Packaging Solutions International Ltd.(b)	19,424
1,053	Myers Industries, Inc.	14,531
173	Neenah Paper, Inc.	14,212
582	Olin Corp.	15,254

578	Olympic Steel, Inc.	$13,005
1,535	OMNOVA Solutions, Inc.(b)	13,969
664	P.H. Glatfelter Co.	16,208
448	PolyOne Corp.	15,281
119	Quaker Chemical Corp.	15,292
1,002	Rayonier Advanced Materials, Inc.	13,597
586	Real Industry, Inc.(b)	3,164
954	Ryerson Holding Corp.(b)	10,112
518	Schnitzer Steel Industries, Inc., Class A	12,251
368	Schweitzer-Mauduit International, Inc.	16,313
186	Sensient Technologies Corp.	14,276
179	Stepan Co.	13,982
1,050	Stillwater Mining Co.(b)	17,850
640	Summit Materials, Inc., Class A(b)	16,064
1,905	SunCoke Energy, Inc.(b)	16,802
853	TimkenSteel Corp.(b)	14,382
1,800	Trecora Resources(b)	22,320
613	Tredegar Corp.	13,639
257	Trinseo SA	16,641
1,318	Tronox Ltd., Class A	16,501
593	UFP Technologies, Inc.(b)	14,795
202	United States Lime & Minerals, Inc.	15,352
240	US Concrete, Inc.(b)	15,720
262	Worthington Industries, Inc.	12,521

		1,088,612

	Real Estate - 2.3%
103	Acadia Realty Trust REIT	3,280
78	Agree Realty Corp. REIT	3,658
75	Alexander & Baldwin, Inc.	3,339
8	Alexander’s, Inc. REIT	3,383
121	Altisource Portfolio Solutions SA(b)	3,449
82	American Assets Trust, Inc. REIT	3,520
238	Armada Hoffler Properties, Inc. REIT	3,280
242	Ashford Hospitality Prime, Inc. REIT	3,252
450	Ashford Hospitality Trust, Inc. REIT	3,420
265	Bluerock Residential Growth REIT, Inc., Class A REIT	3,466
229	CareTrust REIT, Inc. REIT	3,472
309	CatchMark Timber Trust, Inc., Class A REIT	3,180
287	CBL & Associates Properties, Inc. REIT	3,114
531	Cedar Realty Trust, Inc. REIT	3,191
166	Chatham Lodging Trust REIT	3,343
136	Chesapeake Lodging Trust REIT	3,482
271	City Office REIT, Inc. REIT	3,412
114	Colony Starwood Homes REIT	3,585
153	Community Healthcare Trust, Inc. REIT	3,300
64	Consolidated-Tomoka Land Co.	3,520
99	CorEnergy Infrastructure Trust, Inc. REIT	3,554
47	CoreSite Realty Corp. REIT	4,048
410	Cousins Properties, Inc. REIT	3,485
305	DiamondRock Hospitality Co. REIT	3,437
82	DuPont Fabros Technology, Inc. REIT	3,893
177	Easterly Government Properties, Inc. REIT	3,487
48	EastGroup Properties, Inc. REIT	3,397
86	Education Realty Trust, Inc. REIT	3,458
310	Farmland Partners, Inc. REIT	3,522
429	FelCor Lodging Trust, Inc. REIT	3,303
127	First Industrial Realty Trust, Inc. REIT	3,283
331	First Potomac Realty Trust REIT	3,389
257	Forestar Group, Inc.(b)	3,354
177	Four Corners Property Trust, Inc. REIT	3,860
271	Franklin Street Properties Corp. REIT	3,455
88	FRP Holdings, Inc.(b)	3,432
103	Geo Group, Inc. (The) REIT	4,277
141	Getty Realty Corp. REIT	3,636
183	Gladstone Commercial Corp. REIT	3,594
408	Global Medical REIT, Inc. REIT	3,611
441	Global Net Lease, Inc. REIT	3,418
178	Government Properties Income Trust REIT	3,428
130	Gramercy Property Trust REIT	3,424
114	Healthcare Realty Trust, Inc. REIT	3,444

Schedule of Investments(a)

159	Hersha Hospitality Trust REIT	$3,178
109	HFF, Inc., Class A	3,235
99	Hudson Pacific Properties, Inc. REIT	3,506
407	Independence Realty Trust, Inc. REIT	3,757
199	InfraREIT, Inc. REIT	3,280
526	Investors Real Estate Trust REIT	3,387
278	iStar, Inc. REIT(b)	3,119
161	Kennedy-Wilson Holdings, Inc.	3,292
141	Kite Realty Group Trust REIT	3,387
113	LaSalle Hotel Properties REIT	3,409
322	Lexington Realty Trust REIT	3,452
74	LTC Properties, Inc. REIT	3,454
120	Mack-Cali Realty Corp. REIT	3,362
120	Marcus & Millichap, Inc.(b)	3,092
319	Medequities Realty Trust, Inc. REIT	3,477
281	Medical Properties Trust, Inc. REIT	3,583
245	Monmouth Real Estate Investment Corp. REIT	3,577
326	Monogram Residential Trust, Inc. REIT	3,315
47	National Health Investors, Inc. REIT	3,478
151	National Storage Affiliates Trust REIT	3,360
352	New Senior Investment Group, Inc. REIT	3,524
169	NexPoint Residential Trust, Inc. REIT	3,906
297	NorthStar Realty Europe Corp. REIT	3,567
138	One Liberty Properties, Inc. REIT	3,196
166	Parkway, Inc. REIT(b)	3,534
112	Pebblebrook Hotel Trust REIT	3,350
174	Pennsylvania Real Estate Investment Trust REIT	3,116
185	Physicians Realty Trust REIT	3,432
80	Potlatch Corp. REIT	3,296
253	Preferred Apartment Communities, Inc., Class A REIT	3,426
31	PS Business Parks, Inc. REIT	3,473
72	QTS Realty Trust, Inc., Class A REIT	3,628
1,074	RAIT Financial Trust REIT	3,716
202	Ramco-Gershenson Properties Trust REIT	3,285
63	RE/MAX Holdings, Inc., Class A	3,531
162	Retail Opportunity Investments Corp. REIT	3,434
152	Rexford Industrial Realty, Inc. REIT	3,452
141	RLJ Lodging Trust REIT	3,273
82	RMR Group, Inc. (The), Class A	3,920
55	Ryman Hospitality Properties, Inc. REIT	3,365
144	Sabra Health Care REIT, Inc. REIT	3,658
51	Saul Centers, Inc. REIT	3,238
136	Select Income REIT	3,401
73	Seritage Growth Properties, Class A REIT	2,978
193	Silver Bay Realty Trust Corp. REIT	3,252
162	St. Joe Co. (The)(b)	2,730
149	STAG Industrial, Inc., Class A REIT	3,448
104	Stratus Properties, Inc.(b)	3,182
226	Summit Hotel Properties, Inc. REIT	3,578
223	Sunstone Hotel Investors, Inc. REIT	3,283
127	Tejon Ranch Co.(b)	3,001
122	Terreno Realty Corp. REIT	3,317
207	Tier REIT, Inc. REIT	3,769
353	Trinity Place Holdings, Inc.(b)	2,849
256	UMH Properties, Inc. REIT	3,750
54	Universal Health Realty Income Trust REIT	3,354
126	Urban Edge Properties REIT	3,524
153	Urstadt Biddle Properties, Inc., Class A REIT	3,435
107	Washington REIT	3,365
341	Washington Prime Group, Inc. REIT	3,291
247	Whitestone REIT	3,436
183	Xenia Hotels & Resorts, Inc. REIT	3,358

		363,156

	Telecommunication Services - 4.0%
419	ATN International, Inc.	33,642
2,561	Boingo Wireless, Inc.(b)	29,964
1,501	Cincinnati Bell, Inc.(b)	34,448

827	Cogent Communications Holdings, Inc.	$34,569
1,175	Consolidated Communications Holdings, Inc.	30,914
1,686	FairPoint Communications, Inc.(b)	31,191
1,765	General Communication, Inc., Class A(b)	35,512
37,657	Globalstar, Inc.(b)(c)	59,498
1,595	IDT Corp., Class B	30,624
1,399	Inteliquent, Inc.	32,037
3,322	Iridium Communications, Inc.(b)	33,552
2,162	Lumos Networks Corp.(b)	33,446
3,715	ORBCOMM, Inc.(b)	30,352
305	pdvWireless, Inc.(b)	6,496
1,086	Shenandoah Telecommunications Co.	29,594
1,573	Spok Holdings, Inc.	32,325
1,283	Straight Path Communications, Inc., Class B(b)(c)	44,956
4,638	Vonage Holdings Corp.(b)	32,883
4,184	Windstream Holdings, Inc.(c)	33,807

		629,810

	Utilities - 7.2%
494	ALLETE, Inc.	32,283
704	American States Water Co.	30,821
1,003	Artesian Resources Corp., Class A	31,123
12,523	Atlantic Power Corp.(b)	29,429
1,785	Atlantica Yield PLC (Spain)	38,199
780	Avista Corp.	30,139
539	Black Hills Corp.	33,714
932	California Water Service Group	32,154
476	Chesapeake Utilities Corp.	31,130
568	Connecticut Water Service, Inc.	30,695
1,190	Delta Natural Gas Co., Inc.	31,321
3,945	Dynegy, Inc.(b)	37,675
697	El Paso Electric Co.	31,992
409	IDACORP, Inc.	32,728
511	MGE Energy, Inc.	32,525
756	Middlesex Water Co.	28,584
908	New Jersey Resources Corp.	34,232
541	Northwest Natural Gas Co.	31,865
574	NorthWestern Corp.	32,781
2,037	NRG Yield, Inc., Class C	34,527
511	ONE Gas, Inc.	33,021
651	Ormat Technologies, Inc.	34,959
796	Otter Tail Corp.	30,129
1,676	Pattern Energy Group, Inc.	33,084
993	PNM Resources, Inc.	34,159
770	Portland General Electric Co.	33,580
574	SJW Corp.	28,757
953	South Jersey Industries, Inc.	31,449
429	Southwest Gas Holdings, Inc.	34,565
507	Spire, Inc.	32,955
6,409	TerraForm Global, Inc., Class A	28,200
1,806	TerraForm Power, Inc., Class A(b)	21,437
727	Unitil Corp.	33,275
414	WGL Holdings, Inc.	33,923
836	York Water Co. (The)	29,929

		1,121,339

	Total Common Stocks and Other Equity Interests (Cost $14,051,659)	15,616,520

	Money Market Fund - 0.4%
68,520	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(e) (Cost $68,520)	68,520

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $14,120,179)-100.4%	15,685,040

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
238,550	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(e)(f) (Cost $238,550)	$238,550

	Total Investments (Cost $14,358,729)(g) - 101.9%	15,923,590
	Other assets less liabilities - (1.9)%	(304,402)

	Net Assets - 100.0%	$15,619,188

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended January 31, 2017.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$3,238	$723	$(1,113)	$437	$(21)	$3,264	$249

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $14,481,031. The net unrealized appreciation was $1,442,559, which consisted of aggregate gross unrealized appreciation of $2,596,048 and aggregate gross unrealized depreciation of $1,153,489.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Pure Growth Portfolio (PXSG)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 16.1%
9,121	American Outdoor Brands Corp.(b)(c)	$194,277
2,139	Asbury Automotive Group, Inc.(c)	140,318
2,644	BJ’s Restaurants, Inc.(c)	93,994
1,411	Buffalo Wild Wings, Inc.(c)	213,061
367	Cavco Industries, Inc.(c)	36,058
834	Cheesecake Factory, Inc. (The)	50,257
813	Churchill Downs, Inc.	116,544
3,094	Core-Mark Holding Co., Inc.	108,073
3,282	Dave & Buster’s Entertainment, Inc.(c)	178,738
706	Dorman Products, Inc.(c)	48,728
2,457	Duluth Holdings, Inc., Class B(b)(c)	55,577
586	Etsy, Inc.(c)	7,390
4,224	Fox Factory Holding Corp.(c)	109,402
5,897	Francesca’s Holdings Corp.(c)	102,844
470	Gentherm, Inc.(c)	16,638
2,561	Grand Canyon Education, Inc.(c)	151,048
7,848	Habit Restaurants, Inc. (The), Class A(c)	113,796
2,144	IMAX Corp.(c)	69,894
3,420	Installed Building Products, Inc.(c)	139,878
2,595	LCI Industries	284,801
1,372	Lindblad Expeditions Holdings, Inc.(c)	12,334
6,556	MCBC Holdings, Inc.	91,456
296	Monro Muffler Brake, Inc.	17,730
4,894	Nautilus, Inc.(c)	84,911
4,460	Nexstar Media Group, Inc., Class A	291,684
2,529	Ollie’s Bargain Outlet Holdings, Inc.(c)	77,261
747	Oxford Industries, Inc.	41,100
668	Papa John’s International, Inc.	56,927
2,083	Popeyes Louisiana Kitchen, Inc.(c)	131,625
5,477	Potbelly Corp.(c)	71,201
8,446	Select Comfort Corp.(c)	170,440
3,103	Shake Shack, Inc., Class A(b)(c)	109,567
636	Shutterfly, Inc.(c)	32,646
6,261	Sinclair Broadcast Group, Inc., Class A	211,309
1,922	Sturm Ruger & Co., Inc.(b)	101,386
4,388	Taylor Morrison Home Corp., Class A(c)	85,127
33	Tenneco, Inc.(c)	2,226
4,083	Texas Roadhouse, Inc.	190,431
13,048	Tile Shop Holdings, Inc.(c)	249,217
1,398	Universal Electronics, Inc.(c)	83,181
6,129	World Wrestling Entertainment, Inc., Class A(b)	120,006
6,462	Zoe’s Kitchen, Inc.(b)(c)	141,065

		4,604,146

	Consumer Staples - 3.2%
8,693	Amplify Snack Brands, Inc.(b)(c)	83,714
3,986	B&G Foods, Inc.	176,779
1,917	Calavo Growers, Inc.	106,010
157	Coca-Cola Bottling Co. Consolidated	26,508
349	Farmer Brothers Co.(c)	12,145
7,754	HRG Group, Inc.(c)	130,500
10,598	Lifevantage Corp.(c)	76,518
527	MGP Ingredients, Inc.	22,339
2,989	Natural Health Trends Corp.(b)	74,964
790	PriceSmart, Inc.	66,913
2,276	USANA Health Sciences, Inc.(c)	141,795

		918,185

	Financials - 1.6%
3,121	Cohen & Steers, Inc.	108,892
269	Diamond Hill Investment Group, Inc.	54,392

928	Financial Engines, Inc.	$35,774
362	Firstcash, Inc.	15,457
1,876	Moelis & Co., Class A	63,972
1,680	ServisFirst Bancshares, Inc.	67,267
4,440	Trupanion, Inc.(b)(c)	70,996
601	Westwood Holdings Group, Inc.	33,608
3,659	WMIH Corp.(c)	5,671

		456,029

	Health Care - 25.7%
793	Abaxis, Inc.	40,407
31,736	AcelRx Pharmaceuticals, Inc.(b)(c)	84,100
2,600	Achillion Pharmaceuticals, Inc.(c)	10,842
1,449	Adeptus Health, Inc., Class A(c)	10,389
3,284	AMN Healthcare Services, Inc.(c)	117,731
3,111	Amphastar Pharmaceuticals, Inc.(c)	48,998
934	Ampio Pharmaceuticals, Inc.(c)	915
3,363	ANI Pharmaceuticals, Inc.(c)	203,293
404	Aptevo Therapeutics, Inc.(c)	804
57,579	Arena Pharmaceuticals, Inc.(c)	88,672
3,113	Avinger, Inc.(c)	8,094
2,913	BioSpecifics Technologies Corp.(c)	149,408
6,955	BioTelemetry, Inc.(c)	160,313
2,113	Cambrex Corp.(c)	110,827
1,869	Cantel Medical Corp.	144,679
5,183	Castlight Health, Inc., Class B(c)	16,067
1,034	Cempra, Inc.(b)(c)	3,257
19,773	Chromadex Corp.(c)	54,969
683	Computer Programs & Systems, Inc.(b)	15,436
2,074	CorVel Corp.(c)	79,538
5,656	Cross Country Healthcare, Inc.(c)	81,842
2,552	Cynosure, Inc., Class A(c)	136,277
14,100	Cytokinetics, Inc.(c)	147,345
8,334	Depomed, Inc.(c)	150,762
6,423	Diplomat Pharmacy, Inc.(c)	88,252
2,165	Eagle Pharmaceuticals, Inc.(b)(c)	149,840
819	Emergent Biosolutions, Inc.(c)	24,791
5,063	Endologix, Inc.(c)	34,732
3,165	Fluidigm Corp.(c)	20,034
5,538	GenMark Diagnostics, Inc.(c)	67,176
3,595	Genomic Health, Inc.(c)	98,791
26,884	Geron Corp.(b)(c)	55,919
1,381	Glaukos Corp.(c)	56,925
10,835	Halozyme Therapeutics, Inc.(b)(c)	125,144
3,871	HealthEquity, Inc.(c)	179,034
514	HealthStream, Inc.(c)	11,801
7,967	ImmunoGen, Inc.(b)(c)	18,643
1,550	INC Research Holdings, Inc., Class A(c)	82,150
2,318	Inogen, Inc.(c)	149,210
6,802	Inovio Pharmaceuticals, Inc.(b)(c)	44,893
10	Insulet Corp.(c)	416
1,184	Intra-Cellular Therapies, Inc.(c)	17,097
2,125	iRadimed Corp.(b)(c)	19,444
3,940	Ironwood Pharmaceuticals, Inc., Class A(c)	56,657
19,907	Keryx Biopharmaceuticals, Inc.(b)(c)	99,336
8,141	Lexicon Pharmaceuticals, Inc.(b)(c)	116,661
1,399	Ligand Pharmaceuticals, Inc.(c)	148,308
1,106	Masimo Corp.(c)	81,380
11,994	MediciNova, Inc.(c)	66,687
3,907	Medidata Solutions, Inc.(c)	193,553
30,150	MiMedx Group, Inc.(b)(c)	243,612
2,110	Myriad Genetics, Inc.(c)	34,140
2,612	Neogen Corp.(c)	172,496
8,048	NeoGenomics, Inc.(c)	64,867
541	Nevro Corp.(c)	47,078
13,027	Novavax, Inc.(b)(c)	17,065
2,028	Novocure Ltd.(b)(c)	12,878
1,843	NuVasive, Inc.(c)	130,429
4,006	Ocular Therapeutix, Inc.(b)(c)	26,279
3,384	Omnicell, Inc.(c)	121,486
12,211	Pacific Biosciences of California, Inc.(c)	58,857
1,694	Paratek Pharmaceuticals, Inc.(c)	25,579
2,878	PAREXEL International Corp.(c)	204,021

Schedule of Investments(a)

3,941	PRA Health Sciences, Inc.(c)	$230,903
1,930	Prothena Corp. PLC (Ireland)(b)(c)	94,493
704	Providence Service Corp. (The)(c)	27,210
1,327	Radius Health, Inc.(c)	57,751
6,294	RadNet, Inc.(c)	36,505
9,692	Repligen Corp.(c)	291,148
3,631	Spectranetics Corp. (The)(c)	93,861
1,369	STAAR Surgical Co.(c)	13,553
18,297	Sucampo Pharmaceuticals, Inc., Class A(b)(c)	204,012
12,358	Supernus Pharmaceuticals, Inc.(c)	334,284
3,984	T2 Biosystems, Inc.(b)(c)	21,514
5,009	Tandem Diabetes Care, Inc.(c)	11,771
1,726	Team Health Holdings, Inc.(c)	75,012
6,911	Teligent, Inc.(c)	48,377
452	U.S. Physical Therapy, Inc.	31,708
8,782	Vanda Pharmaceuticals, Inc.(c)	124,265
3,312	Vascular Solutions, Inc.(c)	185,306
8,509	Zeltiq Aesthetics, Inc.(c)	377,289
15,379	ZIOPHARM Oncology, Inc.(b)(c)	91,044

		7,380,632

	Industrials - 13.3%
3,655	AAON, Inc.	124,087
4,558	Advanced Drainage Systems, Inc.	109,848
2,265	Advisory Board Co. (The)(c)	103,057
2	Allegiant Travel Co.	344
4,576	Allied Motion Technologies, Inc.	100,855
1,736	American Woodmark Corp.(c)	123,603
454	Apogee Enterprises, Inc.	25,914
275	Argan, Inc.	20,281
392	Astronics Corp.(c)	12,862
220	AZZ, Inc.	13,101
1,735	Barrett Business Services, Inc.	104,291
20,413	Builders FirstSource, Inc.(c)	219,644
1,459	Comfort Systems USA, Inc.	49,387
3,204	Continental Building Products, Inc.(c)	74,493
2,286	Dycom Industries, Inc.(c)	184,389
873	Forward Air Corp.	42,070
166	GP Strategies Corp.(c)	4,266
4,688	Hawaiian Holdings, Inc.(c)	238,854
5,109	Healthcare Services Group, Inc.	203,083
17	Heartland Express, Inc.	350
1,923	Insperity, Inc.	137,494
307	John Bean Technologies Corp.	26,509
8,400	Kforce, Inc.	193,200
2,028	Masonite International Corp.(c)	135,065
5,188	Mistras Group, Inc.(c)	119,739
1,396	On Assignment, Inc.(c)	63,211
2,646	Patrick Industries, Inc.(c)	216,310
19,342	PGT Innovations, Inc.(c)	222,433
1,929	Proto Labs, Inc.(b)(c)	101,272
587	RBC Bearings, Inc.(c)	54,374
4,916	TASER International, Inc.(c)	122,802
1,111	Trex Co., Inc.(c)	75,248
9,844	TriNet Group, Inc.(c)	250,333
5,935	Univar, Inc.(c)	176,982
3,387	US Ecology, Inc.	173,584

		3,823,335

	Information Technology - 34.8%
1,321	3D Systems Corp.(b)(c)	21,783
16,996	8x8, Inc.(c)	269,387
19,408	A10 Networks, Inc.(c)	154,682
741	Acacia Communications, Inc.(b)(c)	43,104
14,534	Aerohive Networks, Inc.(c)	83,280
6,043	Alarm.com Holdings, Inc.(c)	163,705
18,177	Amber Road, Inc.(c)	160,866
5,590	Angie’s List, Inc.(c)	35,049
1,323	AppFolio, Inc., Class A(b)(c)	29,966
2,988	Aspen Technology, Inc.(c)	158,693
3,766	Badger Meter, Inc.	145,179
38	Benefitfocus, Inc.(c)	1,149
1,981	Blackbaud, Inc.	129,973
1,420	Box, Inc., Class A(c)	24,239

24,061	Brightcove, Inc.(c)	$173,239
3,415	BroadSoft, Inc.(c)	143,430
4,799	CalAmp Corp.(c)	72,081
2,126	Callidus Software, Inc.(c)	39,225
1,274	Carbonite, Inc.(c)	21,976
801	Cardtronics PLC, Class A(c)	43,719
11,067	Care.com, Inc.(c)	93,405
4,797	Cavium, Inc.(c)	317,609
765	CEVA, Inc.(c)	27,043
1,013	Cimpress NV (Netherlands)(c)	85,487
2,187	Cirrus Logic, Inc.(c)	131,920
11,342	Clearfield, Inc.(c)	195,082
1,718	CommVault Systems, Inc.(c)	84,354
2,675	comScore, Inc.(c)	89,746
879	Cornerstone OnDemand, Inc.(c)	35,767
15,482	EarthLink Holdings Corp.	99,240
1,826	Ebix, Inc.(b)	101,343
24	Electronics for Imaging, Inc.(c)	1,079
2,639	Ellie Mae, Inc.(c)	218,351
10,060	Endurance International Group Holdings, Inc.(c)	77,462
4,584	Envestnet, Inc.(c)	173,275
2,184	EPAM Systems, Inc.(c)	140,562
2,284	ExlService Holdings, Inc.(c)	104,950
51,338	Extreme Networks, Inc.(c)	283,899
1,327	Fair Isaac Corp.	163,619
12,883	Five9, Inc.(c)	199,171
2,021	Forrester Research, Inc.	82,457
7,097	Gigamon, Inc.(c)	235,266
5,214	Globant SA(c)	172,844
6,415	Gogo, Inc.(b)(c)	58,697
4,340	Hackett Group, Inc. (The)	70,525
1,268	Hortonworks, Inc.(b)(c)	12,300
2,744	HubSpot, Inc.(c)	140,767
5,677	Imperva, Inc.(c)	237,015
430	j2 Global, Inc.	36,038
2,783	Jive Software, Inc.(c)	10,575
3,819	Lionbridge Technologies, Inc.(c)	21,845
72	Littelfuse, Inc.	11,355
3,840	LogMeIn, Inc.	415,104
1,668	MACOM Technology Solutions Holdings, Inc.(c)	79,313
1,951	MAXIMUS, Inc.	107,578
9,916	MaxLinear, Inc., Class A(c)	253,651
1,235	Mesa Laboratories, Inc.	147,138
797	Microsemi Corp.(c)	42,361
1,152	MINDBODY, Inc., Class A(c)	28,051
9,468	Mitek Systems, Inc.(c)	62,489
1,663	Monolithic Power Systems, Inc.	145,080
538	New Relic, Inc.(c)	19,476
655	NIC, Inc.	15,786
2,903	Nimble Storage, Inc.(b)(c)	24,879
3,557	Paycom Software, Inc.(c)	164,476
791	Paylocity Holding Corp.(c)	24,410
6,657	Pegasystems, Inc.	258,292
2,307	Plantronics, Inc.	130,530
5,108	PROS Holdings, Inc.(c)	114,317
729	Q2 Holdings, Inc.(c)	23,146
19,379	Quotient Technology, Inc.(c)	206,386
1,580	Rapid7, Inc.(c)	19,703
7,415	RealPage, Inc.(c)	226,899
978	RingCentral, Inc., Class A(c)	22,836
8,077	Sapiens International Corp. NV (Israel)	107,909
2,525	SPS Commerce, Inc.(c)	174,225
859	Stamps.com, Inc.(b)(c)	104,411
3,329	Synchronoss Technologies, Inc.(c)	128,233
3,307	Ubiquiti Networks, Inc.(c)	206,357
3,557	Universal Display Corp.(c)	234,762
5,336	Varonis Systems, Inc.(c)	159,546
26,793	VirnetX Holding Corp.(b)(c)	69,662
6,496	Web.com Group, Inc.(c)	123,099
2,772	WebMD Health Corp.(c)	138,295

Schedule of Investments(a)

1,446	Workiva, Inc., Class A(c)	$18,220
2,191	Xactly Corp.(c)	26,621
5,309	XO Group, Inc.(c)	99,968
628	Zendesk, Inc.(c)	15,028
45,354	Zix Corp.(c)	216,339

		9,982,349

	Materials - 2.6%
1,704	Balchem Corp.	145,249
1,443	Chase Corp.	126,984
76	Deltic Timber Corp.	5,774
1,020	Multi Packaging Solutions International Ltd.(c)	18,176
557	PolyOne Corp.	18,999
11,475	Real Industry, Inc.(c)	61,965
10,679	Summit Materials, Inc., Class A(c)	268,043
1,032	US Concrete, Inc.(c)	67,596
805	Worthington Industries, Inc.	38,471

		751,257

	Real Estate - 2.3%
751	Altisource Portfolio Solutions SA(b)(c)	21,404
2,194	CoreSite Realty Corp. REIT	188,969
4,001	DuPont Fabros Technology, Inc. REIT	189,967
2,666	HFF, Inc., Class A	79,127
3,105	Marcus & Millichap, Inc.(c)	80,016
454	Potlatch Corp. REIT	18,705
437	PS Business Parks, Inc. REIT	48,961
155	Ryman Hospitality Properties, Inc. REIT	9,483
449	Universal Health Realty Income Trust REIT	27,892

		664,524

	Telecommunication Services - 0.4%
5,726	General Communication, Inc., Class A(c)	115,207

	Total Common Stocks and Other Equity Interests (Cost $26,787,807)	28,695,664

	Money Market Fund - 0.2%
57,268	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $57,268)	57,268

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $26,845,075) - 100.2%	28,752,932

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 8.2%
2,346,381	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $2,346,381)	2,346,381

	Total Investments (Cost $29,191,456)(f) - 108.4%	31,099,313
	Other assets less liabilities - (8.4)%	(2,403,257)

	Net Assets - 100.0%	$28,696,056

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $29,357,881. The net unrealized appreciation was $1,741,432, which consisted of aggregate gross unrealized appreciation of $4,296,061 and aggregate gross unrealized depreciation of $2,554,629.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Pure Value Portfolio (PXSV)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 7.8%
1,174	Abercrombie & Fitch Co., Class A	$13,630
42,242	Apollo Education Group, Inc., Class A(b)	421,998
13,152	Barnes & Noble, Inc.	134,150
59,988	Beazer Homes USA, Inc.(b)	855,429
41,622	Big 5 Sporting Goods Corp.	640,979
57,434	Bridgepoint Education, Inc.(b)	611,098
53,237	Career Education Corp.(b)	520,125
3,697	Cooper Tire & Rubber Co.	134,016
17,018	Del Taco Restaurants, Inc.(b)	232,126
1,360	Delta Apparel, Inc.(b)	25,486
20,768	DeVry Education Group, Inc.	695,728
10,212	Entercom Communications Corp., Class A	145,010
1,823	FTD Cos., Inc.(b)	41,893
32,581	Green Brick Partners, Inc.(b)(c)	312,778
18,828	Guess?, Inc.	240,434
1,254	Haverty Furniture Cos., Inc.	27,337
8,353	International Speedway Corp., Class A	306,137
3,824	Monarch Casino & Resort, Inc.(b)	90,858
2,746	National CineMedia, Inc.	40,256
92,989	Office Depot, Inc.	413,801
6,863	Perry Ellis International, Inc.(b)	161,898
22,584	Regis Corp.(b)	314,369
2,225	Scholastic Corp.	101,861
22,428	Speedway Motorsports, Inc.	481,978
11,388	Stage Stores, Inc.(c)	31,886
3,172	Tuesday Morning Corp.(b)	13,640

		7,008,901

	Consumer Staples - 0.2%
2,464	Universal Corp.	167,552
543	Weis Markets, Inc.	32,276

		199,828

	Energy - 18.1%
56,542	Alon USA Energy, Inc.	636,663
45,102	Archrock, Inc.	658,489
5,821	Ardmore Shipping Corp. (Ireland)	42,784
57,965	Bill Barrett Corp.(b)	379,671
7,398	Bristow Group, Inc.	130,649
28,438	CARBO Ceramics, Inc.(b)(c)	403,820
12,526	Clayton Williams Energy, Inc.(b)(c)	1,821,907
62,779	Clean Energy Fuels Corp.(b)	162,598
49,485	Cobalt International Energy, Inc.(b)	48,535
33,977	Contango Oil & Gas Co.(b)	275,214
48,227	Dawson Geophysical Co.(b)	381,958
22,936	Delek US Holdings, Inc.	513,766
94,498	Denbury Resources, Inc.(b)(c)	316,568
89,023	DHT Holdings, Inc.	417,518
25,439	Eclipse Resources Corp.(b)	62,580
11,583	Era Group, Inc.(b)	181,390
77,497	EXCO Resources, Inc.(b)	51,853
14,665	Exterran Corp.(b)	454,908
8,535	Fairmount Santrol Holdings, Inc.(b)	106,858
9,462	Forum Energy Technologies, Inc.(b)	205,325
42,201	Frontline Ltd. (Norway)(c)	292,875
13,610	Gener8 Maritime, Inc.(b)	68,731
9,013	Geospace Technologies Corp.(b)	210,363
20,137	Golar LNG Ltd. (Bermuda)	520,743
644	Green Plains, Inc.	14,490
52,953	Helix Energy Solutions Group, Inc.(b)	449,041
37,505	Hornbeck Offshore Services, Inc.(b)(c)	271,911
44,755	Independence Contract Drilling, Inc.(b)	283,747

2,804	International Seaways Inc.(b)	$48,734
22,745	Jones Energy, Inc., Class A(b)(c)	101,215
79,144	McDermott International, Inc.(b)	641,066
2,888	Natural Gas Services Group, Inc.(b)	82,886
201,656	Navios Maritime Acquisition Corp.	375,080
66,773	Newpark Resources, Inc.(b)	504,136
9,761	Oil States International, Inc.(b)	385,559
8,404	Overseas Shipholding Group, Inc., Class A	41,264
61,914	Pacific Ethanol, Inc.(b)	439,589
119,440	Parker Drilling Co.(b)	304,572
377	PDC Energy, Inc.(b)	27,875
72,376	Pioneer Energy Services Corp.(b)	455,969
3,189	Ring Energy, Inc.(b)	42,095
70,676	Scorpio Tankers, Inc. (Monaco)	270,689
6,112	SEACOR Holdings, Inc.(b)	449,660
125,469	Seadrill Ltd. (United Kingdom)(b)(c)	234,627
3,711	SemGroup Corp., Class A	147,327
11,592	Ship Finance International Ltd. (Norway)(c)	173,880
30,010	Teekay Corp. (Bermuda)(c)	301,601
55,392	Teekay Tankers Ltd., Class A (Bermuda)	135,710
47,238	Tesco Corp.(b)	406,247
41,346	Tidewater, Inc.(b)(c)	90,961
22,435	Unit Corp.(b)	583,310
80,365	W&T Offshore, Inc.(b)(c)	233,059
2,624	Western Refining, Inc.	91,866
99,283	Willbros Group, Inc.(b)	300,827

		16,234,759

	Financials - 38.4%
8,388	1st Source Corp.	378,383
27,558	AG Mortgage Investment Trust, Inc. REIT	482,816
8,822	American Equity Investment Life Holding Co.	208,199
24,429	Apollo Commercial Real Estate Finance, Inc. REIT	425,309
22,378	Ares Commercial Real Estate Corp. REIT	301,655
1,765	Argo Group International Holdings Ltd.	112,872
24,187	Arlington Asset Investment Corp., Class A(c)	362,079
14,452	ARMOUR Residential REIT, Inc. REIT	303,781
4,267	Arrow Financial Corp.	150,625
26,854	Astoria Financial Corp.	507,809
1,788	Baldwin & Lyons, Inc., Class B	42,912
2,420	BancFirst Corp.	228,327
30,407	Bank Mutual Corp.	290,387
6,385	Bank of Marin Bancorp	429,072
19,221	BankFinancial Corp.	258,907
6,068	Banner Corp.	340,536
9,185	Berkshire Hills Bancorp, Inc.	325,149
5,872	Boston Private Financial Holdings, Inc.	96,888
3,913	Calamos Asset Management, Inc., Class A	32,947
7,485	Camden National Corp.	310,478
27,752	Capitol Federal Financial, Inc.	428,768
49,299	Capstead Mortgage Corp. REIT	526,020
4,764	Cathay General Bancorp	173,600
5,172	Central Pacific Financial Corp.	162,039
5,091	City Holding Co.	331,373
12,433	Clifton Bancorp, Inc.	192,960
2,645	Columbia Banking System, Inc.	105,165
3,863	Community Bank System, Inc.	225,445
7,222	Community Trust Bancorp, Inc.	334,017
9,582	CVB Financial Corp.	215,978
59,052	CYS Investments, Inc. REIT	447,024
24,143	Dime Community Bancshares, Inc.	516,660
54,947	Dynex Capital, Inc. REIT	367,046
7,214	EMC Insurance Group, Inc.	210,288
3,059	Enterprise Financial Services Corp.	127,407
16	Equity Bancshares, Inc., Class A(b)	523
5,385	EverBank Financial Corp.	104,631
31,821	EZCORP, Inc., Class A(b)	315,028
26,195	F.N.B. Corp.	391,353
5,643	FBL Financial Group, Inc., Class A	393,881

Schedule of Investments(a)

8,848	Federal Agricultural Mortgage Corp., Class C	$492,480
43,490	Ferroglobe Representation & Warranty
	Insurance Trust(b)	0
4,958	Fidelity & Guaranty Life	118,744
16,969	Fidelity Southern Corp.	394,529
13,316	Financial Institutions, Inc.	438,762
13,634	First Bancorp/Southern Pines NC	399,067
424	First Citizens BancShares, Inc., Class A	155,498
2,045	First Community Bancshares, Inc.	59,509
8,374	First Defiance Financial Corp.	405,804
11,105	First Financial Bancorp	305,943
6,457	First Financial Corp.	312,196
13,992	First Financial Northwest, Inc.	290,334
3,002	First Internet Bancorp	93,512
6,360	First Interstate BancSystem, Inc., Class A	261,714
8,096	First Merchants Corp.	310,320
1,984	First Midwest Bancorp, Inc.	48,172
2,653	First NBC Bank Holding Co.(b)(c)	10,612
758	First of Long Island Corp. (The)	20,542
20,151	Flagstar Bancorp, Inc.(b)	519,291
20,867	Flushing Financial Corp.	567,582
28,185	Fulton Financial Corp.	512,967
1,896	German American Bancorp, Inc.	90,989
1,741	Glacier Bancorp, Inc.	61,858
8,950	Great Southern Bancorp, Inc.	447,947
15,863	Greenlight Capital Re Ltd., Class A(b)	358,504
7,916	Guaranty Bancorp	191,567
4,763	Hancock Holding Co.	218,384
11,435	Hanmi Financial Corp.	379,070
2,602	Heartland Financial USA, Inc.	121,774
17,385	Heritage Financial Corp.	443,317
6,937	Heritage Insurance Holdings, Inc.	98,367
4,365	Hilltop Holdings, Inc.	119,514
3,440	HomeStreet, Inc.(b)	90,128
1,748	Hope Bancorp, Inc.	36,551
918	IBERIABANK Corp.	75,414
21,911	Independent Bank Corp./MI	460,131
9,221	International Bancshares Corp.	342,099
7,258	INTL FCStone, Inc.(b)	267,675
27,646	Invesco Mortgage Capital, Inc. REIT(d)	402,802
3,676	James River Group Holdings Ltd.	145,753
13,575	Lakeland Bancorp, Inc.	251,816
12,274	MainSource Financial Group, Inc.	403,324
34,503	Manning & Napier, Inc., Class A	239,796
5,173	Mercantile Bank Corp.	167,088
120	Meta Financial Group, Inc.	10,542
67,595	MGIC Investment Corp.(b)	719,887
24,265	Mtge Investment Corp. REIT	385,813
851	National Western Life Group, Inc., Class A	249,471
816	Navigators Group, Inc. (The)	45,818
14,776	NBT Bancorp, Inc.	601,974
5,084	Nelnet, Inc., Class A	249,269
17,100	New Residential Investment Corp. REIT	259,065
16,344	Old National Bancorp	290,106
18,604	On Deck Capital, Inc.(b)(c)	93,578
14,403	OneBeacon Insurance Group Ltd., Class A	233,761
10,607	Oppenheimer Holdings, Inc., Class A	181,380
547	Park National Corp.	60,602
12,820	Peapack-Gladstone Financial Corp.	387,228
21,054	PennyMac Financial Services, Inc., Class A(b)	355,813
5,498	Peoples Bancorp, Inc.	170,713
27,575	PHH Corp.(b)	402,043
5,993	Prosperity Bancshares, Inc.	435,272
7,994	Radian Group, Inc.	147,090
2,033	Redwood Trust, Inc. REIT	31,511
14,223	Republic Bancorp, Inc., Class A	492,827
4,662	Resource Capital Corp. REIT(c)	38,322
8,742	S&T Bancorp, Inc.	328,874
358	Safety Insurance Group, Inc.	25,669
7,256	Sandy Spring Bancorp, Inc.	297,278

4,545	Selective Insurance Group, Inc.	$189,526
15,967	Sierra Bancorp	427,277
16,668	Southwest Bancorp, Inc.	461,704
8,099	Stewart Information Services Corp.	353,764
8,950	Territorial Bancorp, Inc.	283,447
5,576	TowneBank	179,547
10,720	TriCo Bancshares	395,246
19,433	TrustCo Bank Corp. NY	163,237
9,471	Trustmark Corp.	318,415
6,955	Umpqua Holdings Corp.	127,346
9,279	Union Bankshares Corp.	341,096
7,012	United Bankshares, Inc.	314,138
2,181	United Community Banks, Inc.	61,352
11,043	Univest Corp. of Pennsylvania	310,860
16,993	Washington Federal, Inc.	558,220
1,999	Washington Trust Bancorp, Inc.	108,946
1,273	Webster Financial Corp.	66,858
11,017	WesBanco, Inc.	457,206
42,518	Western Asset Mortgage Capital Corp. REIT	429,007
2,108	Wintrust Financial Corp.	150,933

		34,481,814

	Health Care - 2.3%
15,544	AngioDynamics, Inc.(b)	250,181
34,718	Chimerix, Inc.(b)	188,866
28,968	Community Health Systems, Inc.(b)	185,395
8,314	Enanta Pharmaceuticals, Inc.(b)	275,401
4,078	Halyard Health, Inc.(b)	156,881
19,664	Invacare Corp.	226,136
40,662	Kindred Healthcare, Inc.	270,402
1,077	PharMerica Corp.(b)	26,709
38,024	Tetraphase Pharmaceuticals, Inc.(b)	145,632
38,637	Zogenix, Inc.(b)	311,028

		2,036,631

	Industrials - 9.1%
12,581	AAR Corp.	402,466
4,516	Acacia Research Corp.(b)	26,419
7,131	ACCO Brands Corp.(b)	90,920
76,441	ARC Document Solutions, Inc.(b)	360,037
2,360	ArcBest Corp.	74,576
1,024	Atlas Air Worldwide Holdings, Inc.(b)	54,016
111	Barnes Group, Inc.	5,342
1,816	CBIZ, Inc.(b)	23,790
2,554	Celadon Group, Inc.	19,410
26,149	Columbus McKinnon Corp.	718,836
25,788	Costamare, Inc. (Greece)	136,934
2,136	Covenant Transportation Group, Inc., Class A(b)	45,988
5,950	DigitalGlobe, Inc.(b)	166,897
8,750	DMC Global, Inc.	139,562
19,237	Engility Holdings, Inc.(b)	564,221
5,033	Ennis, Inc.	85,058
605	Esterline Technologies Corp.(b)	51,818
1,794	GATX Corp.(c)	103,729
31,405	Hardinge, Inc.	332,893
8,529	Harsco Corp.(b)	113,862
25,872	Joy Global, Inc.	727,521
6,298	Kennametal, Inc.	225,091
63,311	Kratos Defense & Security Solutions, Inc.(b)	521,683
79,617	Manitowoc Co., Inc. (The)(b)	543,784
17,583	MRC Global, Inc.(b)	361,331
9,263	Powell Industries, Inc.	356,440
3,438	Saia, Inc.(b)	165,196
10,158	SPX FLOW, Inc.(b)	354,413
35,900	Sunrun, Inc.(b)(c)	189,911
35,988	Titan International, Inc.	478,281
20,957	Titan Machinery, Inc.(b)	289,416
11,583	TriMas Corp.(b)	246,718
5,902	Triton International Ltd. (Bermuda)	143,655

		8,120,214

	Information Technology - 6.7%
1,222	Actua Corp.(b)	17,475

Schedule of Investments(a)

3,132	Alpha & Omega Semiconductor Ltd.(b)	$63,736
23,480	AVX Corp.	380,376
50,598	Bankrate, Inc.(b)	551,518
15,196	Black Box Corp.	202,867
10,057	Cohu, Inc.	132,752
5,938	Comtech Telecommunications Corp.	63,715
13,390	Electro Scientific Industries, Inc.(b)	87,972
16,147	Glu Mobile, Inc.(b)(c)	37,138
18,442	Kopin Corp.(b)	58,830
61,152	Liquidity Services, Inc.(b)	596,232
8,759	ManTech International Corp., Class A	341,076
92,598	Marchex, Inc., Class B(b)	250,941
1,624	Maxwell Technologies, Inc.(b)(c)	7,730
5,379	MoneyGram International, Inc.(b)	68,313
17,810	NCI, Inc., Class A	226,187
29,922	Photronics, Inc.(b)	344,103
21,001	QAD, Inc., Class A	606,929
67,604	RetailMeNot, Inc.(b)	611,816
11,378	Sanmina Corp.(b)	443,173
5,141	TTM Technologies, Inc.(b)	76,241
27,009	Veeco Instruments, Inc.(b)	695,482
13,154	Viavi Solutions, Inc.(b)	117,728

		5,982,330

	Materials - 5.1%
33,181	Agrofresh Solutions, Inc.(b)(c)	87,266
32,927	AK Steel Holding Corp.(b)	266,050
15,422	Allegheny Technologies, Inc.(c)	335,120
11,479	Ampco-Pittsburgh Corp.	172,759
8,626	Carpenter Technology Corp.	345,213
20,675	Commercial Metals Co.	422,390
52,180	Ferroglobe PLC	548,412
1,115	Greif, Inc., Class A	64,202
15,638	Haynes International, Inc.	642,878
4,387	Hecla Mining Co.	28,252
4,148	LSB Industries, Inc.(b)(c)	35,299
18,162	Materion Corp.	713,767
3,133	Olympic Steel, Inc.	70,493
8,588	Stillwater Mining Co.(b)	145,996
50,216	SunCoke Energy, Inc.(b)	442,905
86,885	Terravia Holdings, Inc.(b)(c)	84,287
10,042	TimkenSteel Corp.(b)	169,308

		4,574,597

	Real Estate - 8.0%
4,930	Agree Realty Corp. REIT	231,217
13,732	Ashford Hospitality Prime, Inc. REIT	184,558
94,359	Ashford Hospitality Trust, Inc. REIT	717,128
18,888	Bluerock Residential Growth REIT, Inc., Class A REIT	247,055
24,575	CatchMark Timber Trust, Inc., Class A REIT	252,877
11,585	Cedar Realty Trust, Inc. REIT	69,626
7,980	Colony Starwood Homes REIT	250,971
35,113	Cousins Properties, Inc. REIT	298,460
35,341	First Potomac Realty Trust REIT	361,892
1,146	Getty Realty Corp. REIT	29,555
8,867	Gladstone Commercial Corp. REIT	174,148
7,430	Global Net Lease, Inc. REIT	57,583
7,896	Government Properties Income Trust REIT	152,077
59,953	Independence Realty Trust, Inc. REIT	553,366
16,256	InfraREIT, Inc. REIT	267,899
23,720	Investors Real Estate Trust REIT(c)	152,757
3,539	Kite Realty Group Trust REIT	85,007
6,538	LaSalle Hotel Properties REIT	197,251
21,670	Lexington Realty Trust REIT	232,302
9,647	Mack-Cali Realty Corp. REIT	270,309
7,082	NorthStar Realty Europe Corp. REIT	85,055
4,341	Parkway, Inc. REIT(b)	92,420
126,461	RAIT Financial Trust REIT	437,555
15,459	Ramco-Gershenson Properties Trust REIT	251,363
5,977	RE/MAX Holdings, Inc., Class A	335,011
3,062	Select Income REIT	76,581
7,395	Silver Bay Realty Trust Corp. REIT	124,606

9,881	Summit Hotel Properties, Inc. REIT	$156,416
36,912	Sunstone Hotel Investors, Inc. REIT	543,345
1,086	Tejon Ranch Co.(b)	25,662
16,251	Tier REIT, Inc. REIT	295,931

		7,209,983

	Telecommunication Services - 1.4%
55,684	Iridium Communications, Inc.(b)(c)	562,409
26,440	Leap Wireless Corp.(b)	87,252
74,400	NII Holdings, Inc.(b)	210,180
20,237	Spok Holdings, Inc.	415,870

		1,275,711

	Utilities - 2.8%
891	ALLETE, Inc.	58,227
90,197	Atlantic Power Corp.(b)	211,963
9,324	Avista Corp.	360,279
6,782	Consolidated Water Co. Ltd. (Cayman Islands)	69,855
26,053	Dynegy, Inc.(b)	248,806
1,448	Northwest Natural Gas Co.	85,287
1,998	NorthWestern Corp.	114,106
671	NRG Yield, Inc., Class C	11,374
3,019	Otter Tail Corp.	114,269
5,379	PNM Resources, Inc.	185,038
722	Portland General Electric Co.	31,486
7,375	South Jersey Industries, Inc.	243,375
5,239	Spire, Inc.	340,535
42,741	TerraForm Global, Inc., Class A	188,060
13,716	TerraForm Power, Inc., Class A(b)(c)	162,809
33,037	Vivint Solar, Inc.(b)(c)	100,763

		2,526,232

	Total Common Stocks and Other Equity Interests (Cost $77,374,437)	89,651,000

	Money Market Fund - 0.1%
64,569	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(e) (Cost $64,569)	64,569

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $77,439,006) - 100.0%	89,715,569

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.6%
5,006,050	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(e)(f) (Cost $5,006,050)	5,006,050

	Total Investments (Cost $82,445,056)(g) - 105.6%	94,721,619
	Other assets less liabilities - (5.6)%	(5,055,203)

	Net Assets - 100.0%	$89,666,416

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd.

Schedule of Investments(a)

and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended January 31, 2017.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$257,964	$214,188	$(102,321)	$46,208	$(13,237)	$402,802	$26,580

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $82,856,870. The net unrealized appreciation was $11,864,749, which consisted of aggregate gross unrealized appreciation of $16,397,104 and aggregate gross unrealized depreciation of $4,532,355.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Equal Weight Portfolio (EQWM)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.0%
367	Adient PLC(b)	$23,301
119	Advance Auto Parts, Inc.	19,545
402	AMC Networks, Inc., Class A(b)	23,055
582	Aramark	19,695
421	AutoNation, Inc.(b)	22,364
26	AutoZone, Inc.(b)	18,849
437	Bed Bath & Beyond, Inc.	17,633
426	Best Buy Co., Inc.	18,966
504	BorgWarner, Inc.	20,578
391	Brinker International, Inc.	17,399
376	Brunswick Corp.	22,507
237	Burlington Stores, Inc.(b)	19,837
336	Cabela’s, Inc.(b)	18,779
36	Cable One, Inc.	22,766
587	CalAtlantic Group, Inc.	20,469
327	CarMax, Inc.(b)	21,814
223	Carter’s, Inc.	18,676
57	Chipotle Mexican Grill, Inc.(b)	24,022
386	Choice Hotels International, Inc.	21,423
531	Cinemark Holdings, Inc.	22,567
3,750	Clear Channel Outdoor Holdings, Inc., Class A	18,562
543	Coach, Inc.	20,281
436	CST Brands, Inc.	21,006
712	D.R. Horton, Inc.	21,296
266	Darden Restaurants, Inc.	19,492
294	Delphi Automotive PLC	20,598
342	Dick’s Sporting Goods, Inc.	17,647
287	Dillard’s, Inc., Class A	16,198
711	Discovery Communications, Inc., Class A(b)	20,157
273	Dollar General Corp.	20,153
241	Dollar Tree, Inc.(b)	18,603
128	Domino’s Pizza, Inc.	22,341
387	Dunkin’ Brands Group, Inc.	20,074
171	Expedia, Inc.	20,792
1,247	Extended Stay America, Inc.	20,214
265	Foot Locker, Inc.	18,163
809	GameStop Corp., Class A	19,812
793	Gap, Inc. (The)	18,263
407	Garmin Ltd.	19,654
1,057	Gentex Corp.	22,081
212	Genuine Parts Co.	20,524
658	Goodyear Tire & Rubber Co. (The)	21,313
43	Graham Holdings Co., Class B	22,341
8,573	Groupon, Inc., Class A(b)	29,577
921	H&R Block, Inc.	19,765
917	Hanesbrands, Inc.	21,742
341	Harley-Davidson, Inc.	19,451
191	Harman International Industries, Inc.	21,232
242	Hasbro, Inc.	19,967
80	Hilton Grand Vacations, Inc.(b)	2,346
266	Hilton Worldwide Holdings, Inc.	15,316
371	Hyatt Hotels Corp., Class A(b)	20,297
824	International Game Technology PLC	21,762
889	Interpublic Group of Cos., Inc. (The)	20,918
1,988	J.C. Penney Co., Inc.(b)	13,220
370	John Wiley & Sons, Inc., Class A	20,387
1,234	Kate Spade & Co.(b)	22,841
353	Kohl’s Corp.	14,060
280	L Brands, Inc.	16,859

152	Lear Corp.	$21,598
420	Leggett & Platt, Inc.	20,042
460	Lennar Corp., Class A	20,539
288	Liberty Broadband Corp., Class C(b)	24,578
478	Liberty Expedia Holdings, Inc., Class A(b)	21,037
1,005	Liberty Interactive Corp. QVC Group, Series A(b)	19,276
594	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	21,319
533	Liberty Ventures, Series A(b)	23,265
805	Lions Gate Entertainment Corp., Class A	23,160
743	Live Nation Entertainment, Inc.(b)	21,265
624	LKQ Corp.(b)	19,912
305	Lululemon Athletica, Inc.(b)	20,591
488	Macy’s, Inc.	14,416
119	Madison Square Garden Co. (The), Class A(b)	20,905
252	Marriott International, Inc., Class A	21,319
707	Mattel, Inc.	18,530
733	MGM Resorts International(b)	21,110
415	Michael Kors Holdings Ltd.(b)	17,766
884	Michaels Cos., Inc. (The)(b)	17,388
104	Mohawk Industries, Inc.(b)	22,447
315	Murphy USA, Inc.(b)	20,066
465	Newell Brands, Inc.	22,008
1,762	News Corp., Class A	21,655
341	Nordstrom, Inc.	15,079
477	Norwegian Cruise Line Holdings Ltd.(b)	22,419
13	NVR, Inc.(b)	24,154
246	Omnicom Group, Inc.	21,070
76	O’Reilly Automotive, Inc.(b)	19,933
97	Panera Bread Co., Class A(b)	20,279
375	Penske Automotive Group, Inc.	20,385
239	Polaris Industries, Inc.	20,093
195	Pool Corp.	20,584
1,058	PulteGroup, Inc.	22,758
194	PVH Corp.	18,199
193	Ralph Lauren Corp., Class A	17,067
962	Regal Entertainment Group, Class A	21,799
310	Ross Stores, Inc.	20,494
245	Royal Caribbean Cruises Ltd.	22,939
760	Sally Beauty Holdings, Inc.(b)	18,088
288	Scripps Networks Interactive, Inc., Class A	21,934
775	Service Corp. International	22,576
537	Servicemaster Global Holdings, Inc.(b)	19,858
214	Signet Jewelers Ltd.	16,621
4,625	Sirius XM Holdings, Inc.(c)	21,830
355	Six Flags Entertainment Corp.	21,151
762	Skechers U.S.A., Inc., Class A(b)	19,141
2,100	Staples, Inc.	19,320
903	TEGNA, Inc.	20,688
320	Tempur Sealy International, Inc.(b)(c)	13,760
197	Thor Industries, Inc.	20,390
247	Tiffany & Co.	19,444
637	Toll Brothers, Inc.(b)	19,976
274	Tractor Supply Co.	20,186
614	Tribune Media Co., Class A	17,708
437	TripAdvisor, Inc.(b)	23,117
377	Tupperware Brands Corp.	22,756
83	Ulta Beauty, Inc.(b)	22,599
637	Under Armour, Inc., Class A(b)(c)	13,689
594	Urban Outfitters, Inc.(b)	15,765
130	Vail Resorts, Inc.	22,300
541	Viacom, Inc., Class B	22,798
527	Vista Outdoor, Inc.(b)	15,183
249	Visteon Corp.(b)	22,303
1,516	Wendy’s Co. (The)	20,511
122	Whirlpool Corp.	21,337
369	Williams-Sonoma, Inc.	17,789
272	Wyndham Worldwide Corp.	21,504
231	Wynn Resorts Ltd.	23,430

		2,552,746

Schedule of Investments(a)

	Consumer Staples - 11.6%
3,352	Blue Buffalo Pet Products, Inc.(b)	$81,286
1,805	Brown-Forman Corp., Class B	82,308
1,119	Bunge Ltd.	77,446
1,411	Campbell Soup Co.	87,807
675	Casey’s General Stores, Inc.	77,557
1,880	Church & Dwight Co., Inc.	85,014
716	Clorox Co. (The)	85,920
2,179	Conagra Brands, Inc.	85,177
1,101	Coty, Inc., Class A	21,139
936	Dr Pepper Snapple Group, Inc.	85,363
1,086	Edgewell Personal Care Co.(b)	85,620
1,850	Energizer Holdings, Inc.	93,370
4,816	Flowers Foods, Inc.	96,850
2,091	Hain Celestial Group, Inc. (The)(b)	82,720
1,619	Herbalife Ltd.(b)(c)	90,988
835	Hershey Co. (The)	88,067
2,410	Hormel Foods Corp.	87,483
665	Ingredion, Inc.	85,246
638	JM Smucker Co. (The)	86,672
1,139	Kellogg Co.	82,817
2,286	Lamb Weston Holdings, Inc.	85,405
899	McCormick & Co., Inc.	85,899
1,136	Mead Johnson Nutrition Co.	80,043
840	Molson Coors Brewing Co., Class B	81,077
1,667	Nu Skin Enterprises, Inc., Class A	86,484
4,487	Pilgrim’s Pride Corp.	85,881
1,606	Pinnacle Foods, Inc.	85,423
1,045	Post Holdings, Inc.(b)	87,446
10,085	Rite Aid Corp.(b)	56,678
678	Spectrum Brands Holdings, Inc.	90,438
3,905	Sprouts Farmers Market, Inc.(b)	72,906
1,128	TreeHouse Foods, Inc.(b)	85,593
1,334	Tyson Foods, Inc., Class A	83,762
3,336	US Foods Holding Corp.(b)	90,739
1,487	WhiteWave Foods Co. (The)(b)	81,874
2,597	Whole Foods Market, Inc.	78,481

		2,966,979

	Energy - 9.5%
1,848	Antero Resources Corp.(b)	45,110
756	Baker Hughes, Inc.	47,688
2,033	Cabot Oil & Gas Corp.	43,669
1,166	Cheniere Energy, Inc.(b)	55,560
6,544	Chesapeake Energy Corp.(b)	42,209
349	Cimarex Energy Co.	47,188
348	Concho Resources, Inc.(b)	48,525
2,283	CONSOL Energy, Inc.	38,674
894	Continental Resources, Inc.(b)	43,413
1,042	Devon Energy Corp.	47,453
2,567	Diamond Offshore Drilling, Inc.(b)	42,047
464	Diamondback Energy, Inc.(b)	48,799
800	Dril-Quip, Inc.(b)	49,760
821	Energen Corp.(b)	44,244
4,787	Ensco PLC, Class A	52,274
669	EQT Corp.	40,561
2,391	Extraction Oil & Gas, Inc.(b)	42,847
3,922	Frank’s International NV(c)	46,436
1,694	Gulfport Energy Corp.(b)	35,405
611	Helmerich & Payne, Inc.	43,479
806	Hess Corp.	43,669
1,458	HollyFrontier Corp.	42,238
8,833	Kosmos Energy Ltd.(b)	57,768
3,456	Laredo Petroleum, Inc.(b)	46,829
2,706	Marathon Oil Corp.	45,325
993	Marathon Petroleum Corp.	47,714
1,500	Murphy Oil Corp.	43,365
2,978	Nabors Industries Ltd.	48,393
1,247	National Oilwell Varco, Inc.	47,149
1,044	Newfield Exploration Co.(b)	41,844
7,412	Noble Corp. PLC	50,031
1,257	Noble Energy, Inc.	49,978
1,708	Oceaneering International, Inc.	47,568

859	ONEOK, Inc.	$47,339
1,364	Parsley Energy, Inc., Class A(b)	48,040
1,725	Patterson-UTI Energy, Inc.	48,369
1,648	PBF Energy, Inc., Class A	38,217
2,432	QEP Resources, Inc.(b)	42,414
1,296	Range Resources Corp.	41,913
2,000	Rice Energy, Inc.(b)	39,660
2,589	Rowan Cos. PLC, Class A(b)	46,395
2,326	RPC, Inc.	50,056
1,417	SM Energy Co.	43,233
4,024	Southwestern Energy Co.(b)	36,256
2,694	Superior Energy Services, Inc.	47,603
918	Targa Resources Corp.	52,895
547	Tesoro Corp.	44,225
3,351	Transocean Ltd.(b)	46,813
9,296	Weatherford International PLC(b)	48,432
4,117	Whiting Petroleum Corp.(b)	45,658
1,597	Williams Cos., Inc. (The)	46,057
1,079	World Fuel Services Corp.	47,994
3,338	WPX Energy, Inc.(b)	46,498

		2,425,279

	Financials - 5.7%
86	Affiliated Managers Group, Inc.(b)	13,103
750	Agnc Investment Corp. REIT	14,002
25	Alleghany Corp.(b)	15,289
297	Allied World Assurance Co. Holdings AG	15,780
684	Ally Financial, Inc.	14,446
163	American Financial Group, Inc.	14,046
106	American National Insurance Co.	12,359
117	Ameriprise Financial, Inc.	13,136
501	AmTrust Financial Services, Inc.	13,221
1,336	Annaly Capital Management, Inc. REIT	13,654
161	Arch Capital Group Ltd.(b)	14,224
277	Arthur J. Gallagher & Co.	14,911
438	Artisan Partners Asset Management, Inc., Class A	12,680
259	Aspen Insurance Holdings Ltd. (Bermuda)	14,608
555	Associated Banc-Corp.	14,041
149	Assurant, Inc.	14,472
368	Assured Guaranty Ltd.	14,319
219	Axis Capital Holdings Ltd.	14,018
156	Bank of Hawaii Corp.	13,402
364	BankUnited, Inc.	13,905
166	BOK Financial Corp.	13,652
315	Brown & Brown, Inc.	13,271
185	CBOE Holdings, Inc.	14,730
792	Chimera Investment Corp. REIT	13,963
178	Cincinnati Financial Corp.	12,563
324	CIT Group, Inc.	13,346
391	Citizens Financial Group, Inc.	14,142
340	CNA Financial Corp.	14,161
200	Comerica, Inc.	13,506
236	Commerce Bancshares, Inc.	13,341
65	Credit Acceptance Corp.(b)(c)	13,343
157	Cullen/Frost Bankers, Inc.	14,036
701	Donnelley Financial Solutions, Inc.(b)	16,880
392	E*TRADE Financial Corp.(b)	14,680
275	East West Bancorp, Inc.	14,146
319	Eaton Vance Corp.	13,376
150	Endurance Specialty Holdings Ltd.	13,903
121	Erie Indemnity Co., Class A	13,565
65	Everest Re Group Ltd.	14,295
84	FactSet Research Systems, Inc.	14,536
470	Federated Investors, Inc., Class B	12,225
515	Fifth Third Bancorp	13,441
371	First American Financial Corp.	13,942
414	First Hawaiian, Inc.	13,658
674	First Horizon National Corp.	13,480
153	First Republic Bank	14,432
407	FNF Group	14,392
154	Hanover Insurance Group, Inc. (The)	12,927

Schedule of Investments(a)

290	Hartford Financial Services Group, Inc. (The)	$14,126
1,032	Huntington Bancshares, Inc.	13,963
355	Interactive Brokers Group, Inc., Class A	13,256
419	Invesco Ltd.(d)	12,117
756	KeyCorp	13,585
316	Lazard Ltd., Class A	13,424
417	Legg Mason, Inc.	13,215
581	Leucadia National Corp.	13,857
203	Lincoln National Corp.	13,705
296	Loews Corp.	13,788
387	LPL Financial Holdings, Inc.	15,209
91	M&T Bank Corp.	14,794
16	Markel Corp.(b)	14,800
84	MarketAxess Holdings, Inc.	15,729
232	Mercury General Corp.	14,674
1,759	MFA Financial, Inc. REIT	13,879
142	Moody’s Corp.	14,721
184	Morningstar, Inc.	14,012
172	MSCI, Inc.	14,233
205	Nasdaq, Inc.	14,461
813	Navient Corp.	12,228
811	New York Community Bancorp, Inc.	12,319
155	Northern Trust Corp.	12,859
753	Old Republic International Corp.	15,662
604	OneMain Holdings, Inc.(b)	13,518
251	PacWest Bancorp	13,905
695	People’s United Financial, Inc.	13,031
312	Popular, Inc.	13,862
228	Principal Financial Group, Inc.	13,017
233	ProAssurance Corp.	12,675
408	Progressive Corp. (The)	15,276
188	Raymond James Financial, Inc.	14,087
955	Regions Financial Corp.	13,762
108	Reinsurance Group of America, Inc.	13,551
105	RenaissanceRe Holdings Ltd. (Bermuda)	14,314
936	Santander Consumer USA Holdings, Inc.(b)	12,374
275	SEI Investments Co.	13,340
89	Signature Bank(b)	14,019
1,206	SLM Corp.(b)	14,327
620	Starwood Property Trust, Inc. REIT	13,801
254	SunTrust Banks, Inc.	14,432
82	SVB Financial Group(b)	14,123
379	Synchrony Financial	13,576
335	Synovus Financial Corp.	13,963
177	T. Rowe Price Group, Inc.	11,937
724	TCF Financial Corp.	12,561
322	TD Ameritrade Holding Corp.	14,860
703	TFS Financial Corp.	12,295
188	Torchmark Corp.	13,826
1,534	Two Harbors Investment Corp. REIT	13,453
315	Unum Group	14,310
248	Validus Holdings Ltd.	14,136
342	Voya Financial, Inc.	13,755
215	W.R. Berkley Corp.	14,450
276	Western Alliance Bancorp(b)	13,629
17	White Mountains Insurance Group Ltd.	15,466
379	XL Group Ltd. (Bermuda)	14,239
322	Zions Bancorporation	13,585

		1,469,619

	Health Care - 11.8%
348	ABIOMED, Inc.(b)	37,017
1,103	Acadia Healthcare Co., Inc.(b)	42,322
1,508	ACADIA Pharmaceuticals, Inc.(b)	52,162
897	Agilent Technologies, Inc.	43,926
858	Agios Pharmaceuticals, Inc.(b)	36,920
2,233	Akorn, Inc.(b)	42,650
1,100	Alere, Inc.(b)	40,700
414	Align Technology, Inc.(b)	37,960
737	Alkermes PLC(b)	39,879
3,773	Allscripts Healthcare Solutions, Inc.(b)	44,182
1,007	Alnylam Pharmaceuticals, Inc.(b)	40,270

534	AmerisourceBergen Corp.	$46,608
20	Aquabounty Technologies, Inc.(b)	276
434	athenahealth, Inc.(b)	54,680
492	BioMarin Pharmaceutical, Inc.(b)	43,114
230	Bio-Rad Laboratories, Inc., Class A(b)	43,718
380	Bio-Techne Corp.	38,665
3,274	Brookdale Senior Living, Inc.(b)	49,012
1,885	Bruker Corp.	44,731
197	C.R. Bard, Inc.	46,754
722	Centene Corp.(b)	45,681
854	Cerner Corp.(b)	45,868
559	Charles River Laboratories International, Inc.(b)	45,167
245	Cooper Cos., Inc. (The)	45,230
620	DaVita, Inc.(b)	39,525
699	DENTSPLY Sirona, Inc.	39,633
636	DexCom, Inc.(b)	50,339
460	Edwards Lifesciences Corp.(b)	44,270
2,625	Endo International PLC(b)	32,130
585	Envision Healthcare Corp.(b)	39,780
273	Henry Schein, Inc.(b)	43,642
735	Hill-Rom Holdings, Inc.	43,269
1,054	Hologic, Inc.(b)	42,719
346	IDEXX Laboratories, Inc.(b)	42,326
333	Illumina, Inc.(b)	53,313
399	Incyte Corp.(b)	48,363
2,238	Inovalon Holdings, Inc., Class A(b)(c)	25,849
400	Intercept Pharmaceuticals, Inc.(b)	43,900
1,354	Intrexon Corp.(b)	28,651
68	Intuitive Surgical, Inc.(b)	47,103
882	Ionis Pharmaceuticals, Inc.(b)	39,249
2,191	Juno Therapeutics, Inc.(b)(c)	46,756
323	Laboratory Corp. of America Holdings(b)	43,350
730	LifePoint Health, Inc.(b)	43,326
785	Mallinckrodt PLC(b)	38,253
606	MEDNAX, Inc.(b)	41,420
67	Mettler-Toledo International, Inc.(b)	28,584
985	Neurocrine Biosciences, Inc.(b)	42,266
3,800	OPKO Health, Inc.(b)(c)	33,022
1,528	Patheon NV(b)	43,838
1,031	Patterson Cos., Inc.	42,900
774	PerkinElmer, Inc.	41,169
501	Perrigo Co. PLC	38,151
1,334	Premier, Inc., Class A(b)	42,501
1,405	Qiagen N.V.	40,717
458	Quest Diagnostics, Inc.	42,099
530	Quintiles IMS Holdings, Inc.(b)	41,600
669	ResMed, Inc.	45,184
614	Seattle Genetics, Inc.(b)	36,987
262	Teleflex, Inc.	43,945
2,696	Tenet Healthcare Corp.(b)	47,423
312	United Therapeutics Corp.(b)	51,053
365	Universal Health Services, Inc., Class B	41,110
181	Varex Imaging Corp.(b)	5,204
454	Varian Medical Systems, Inc.(b)	35,253
641	VCA, Inc.(b)	58,075
940	Veeva Systems, Inc., Class A(b)	39,790
1,588	VWR Corp.(b)	41,145
203	Waters Corp.(b)	28,755
291	WellCare Health Plans, Inc.(b)	42,352
488	West Pharmaceutical Services, Inc.	41,299
393	Zimmer Biomet Holdings, Inc.	46,504
795	Zoetis, Inc.	43,677

		3,009,261

	Industrials - 12.6%
553	A.O. Smith Corp.	26,959
198	Acuity Brands, Inc.	41,032
699	AECOM(b)	25,814
463	AGCO Corp.	29,076
758	Air Lease Corp.	27,576
317	Alaska Air Group, Inc.	29,741
429	Allegion PLC	28,172

Schedule of Investments(a)

801	Allison Transmission Holdings, Inc.	$28,019
56	AMERCO	21,094
584	American Airlines Group, Inc.	25,842
550	AMETEK, Inc.	28,105
1,342	Arconic, Inc.	30,584
1,111	Armstrong World Industries, Inc.(b)	44,384
518	Avis Budget Group, Inc.(b)	19,280
469	B/E Aerospace, Inc.	28,829
721	BWX Technologies, Inc.	29,914
362	C.H. Robinson Worldwide, Inc.	27,534
246	Carlisle Cos., Inc.	26,841
807	Chicago Bridge & Iron Co. NV	26,800
233	Cintas Corp.	27,054
508	Clean Harbors, Inc.(b)	28,194
715	Colfax Corp.(b)	27,885
304	Copa Holdings SA, Class A (Panama)	29,637
504	Copart, Inc.(b)	28,597
1,949	Covanta Holding Corp.	31,379
365	Crane Co.	26,295
195	Cummins, Inc.	28,667
631	Donaldson Co., Inc.	26,660
368	Dover Corp.	28,612
113	Dun & Bradstreet Corp. (The)	13,856
118	Equifax, Inc.	13,839
498	Expeditors International of Washington, Inc.	25,936
995	Fastenal Co.	49,432
550	Flowserve Corp.	27,038
501	Fluor Corp.	27,805
372	Fortune Brands Home & Security, Inc.	20,508
353	Genesee & Wyoming, Inc., Class A(b)	26,602
333	Graco, Inc.	29,833
678	HD Supply Holdings, Inc.(b)	28,679
343	HEICO Corp.	26,394
691	Herc Holdings, Inc.(b)	34,322
873	Hertz Global Holdings, Inc.(b)	18,307
912	Hexcel Corp.	46,831
245	Hubbell, Inc.	29,910
155	Huntington Ingalls Industries, Inc.	30,064
298	IDEX Corp.	26,868
621	Ingersoll-Rand PLC	49,276
666	ITT, Inc.	27,219
279	J.B. Hunt Transport Services, Inc.	27,643
461	Jacobs Engineering Group, Inc.(b)	26,992
1,286	JetBlue Airways Corp.(b)	25,218
643	Johnson Controls International PLC	28,279
326	Kansas City Southern	28,007
484	KAR Auction Services, Inc.	22,046
1,616	KBR, Inc.	27,488
403	Kirby Corp.(b)	25,973
177	L3 Technologies, Inc.	28,088
310	Landstar System, Inc.	26,226
311	Lennox International, Inc.	48,768
354	Lincoln Electric Holdings, Inc.	29,513
1,138	LSC Communications, Inc.	29,838
341	Macquarie Infrastructure Corp.	25,572
1,559	Manitowoc Foodservice, Inc.(b)	29,902
302	ManpowerGroup, Inc.	28,829
1,502	Masco Corp.	49,491
197	Middleby Corp. (The)(b)	26,433
301	MSC Industrial Direct Co., Inc., Class A	30,747
500	Nielsen Holdings PLC	20,455
256	Nordson Corp.	29,064
307	Old Dominion Freight Line, Inc.(b)	27,102
322	Orbital ATK, Inc.	27,998
393	Oshkosh Corp.	27,365
878	Owens Corning	48,510
412	PACCAR, Inc.	27,732
198	Parker-Hannifin Corp.	29,132
463	Pentair PLC (United Kingdom)	27,146
1,757	Pitney Bowes, Inc.	27,971
800	Quanta Services, Inc.(b)	28,712

374	Regal Beloit Corp.	$27,152
497	Republic Services, Inc.	28,518
574	Robert Half International, Inc.	27,012
204	Rockwell Automation, Inc.	30,190
296	Rockwell Collins, Inc.	26,865
823	Rollins, Inc.	29,019
153	Roper Technologies, Inc.	29,353
1,644	RR Donnelley & Sons Co.	28,195
331	Ryder System, Inc.	25,686
162	Snap-on, Inc.	29,408
458	Spirit AeroSystems Holdings, Inc., Class A	27,503
478	Spirit Airlines, Inc.(b)	25,831
232	Stanley Black & Decker, Inc.	28,768
382	Stericycle, Inc.(b)	29,467
868	Terex Corp.	27,602
586	Textron, Inc.	27,759
1,216	Timken Co. (The)	53,990
486	Toro Co. (The)	28,640
117	TransDigm Group, Inc.	25,319
451	TransUnion(b)	14,220
983	Trinity Industries, Inc.	27,072
386	United Continental Holdings, Inc.(b)	27,201
259	United Rentals, Inc.(b)	32,766
1,544	USG Corp.(b)	47,231
315	Valmont Industries, Inc.	45,360
337	Verisk Analytics, Inc.(b)	27,850
122	W.W. Grainger, Inc.	30,814
188	WABCO Holdings, Inc.(b)	20,498
332	Wabtec Corp.	28,764
307	Watsco, Inc.	46,891
389	WESCO International, Inc.(b)	27,502
541	Xylem, Inc.	26,677

		3,226,658

	Information Technology - 13.4%
503	Akamai Technologies, Inc.(b)	34,501
58	Alliance Data Systems Corp.	13,246
560	Amdocs Ltd.	32,878
485	Amphenol Corp., Class A	32,733
451	Analog Devices, Inc.	33,798
349	ANSYS, Inc.(b)	32,548
348	Arista Networks, Inc.(b)	32,712
1,098	ARRIS International PLC(b)	31,381
465	Arrow Electronics, Inc.(b)	34,187
1,257	Atlassian Corp. PLC, Class A (Australia)(b)	34,731
408	Autodesk, Inc.(b)	33,187
693	Avnet, Inc.	32,183
863	Black Knight Financial Services, Inc., Class A(b)	31,456
741	Booz Allen Hamilton Holding Corp.	25,061
212	Broadridge Financial Solutions, Inc.	14,104
2,692	Brocade Communications Systems, Inc.	33,569
1,049	CA, Inc.	32,802
1,274	Cadence Design Systems, Inc.(b)	33,162
563	CDK Global, Inc.	35,216
602	CDW Corp.	31,009
371	Citrix Systems, Inc.(b)	33,831
521	Cognex Corp.	35,199
2,204	CommerceHub, Inc., Series C(b)	32,134
904	CommScope Holding Co., Inc.(b)	34,189
539	Computer Sciences Corp.	33,526
589	Conduent, Inc.(b)	8,811
379	CoreLogic, Inc.(b)	13,367
147	CoStar Group, Inc.(b)	29,709
1,242	Cree, Inc.(b)	34,254
1,023	CSRA, Inc.	31,733
2,900	Cypress Semiconductor Corp.	34,220
713	Dolby Laboratories, Inc., Class A	34,160
308	DST Systems, Inc.	35,466
625	EchoStar Corp., Class A(b)	31,831
429	Electronic Arts, Inc.(b)	35,791
185	Euronet Worldwide, Inc.(b)	13,231
233	F5 Networks, Inc.(b)	31,229

Schedule of Investments(a)

185	Fidelity National Information Services, Inc.	$14,693
2,410	FireEye, Inc.(b)	32,655
954	First Data Corp., Class A(b)	14,634
1,499	First Solar, Inc.(b)	46,754
133	Fiserv, Inc.(b)	14,288
2,651	Fitbit, Inc., Class A(b)(c)	15,932
91	FleetCor Technologies, Inc.(b)	13,422
766	FLIR Systems, Inc.	27,063
1,091	Fortinet, Inc.(b)	36,287
318	Gartner, Inc.(b)	31,596
1,145	Genpact Ltd.(b)	28,259
194	Global Payments, Inc.	14,992
911	GoDaddy, Inc., Class A(b)	32,550
610	Guidewire Software, Inc.(b)	31,921
315	Harris Corp.	32,354
491	IAC/InterActiveCorp.(b)	33,786
335	IPG Photonics Corp.(b)	38,522
1,545	Jabil Circuit, Inc.	37,049
155	Jack Henry & Associates, Inc.	13,916
1,164	Juniper Networks, Inc.	31,172
760	Keysight Technologies, Inc.(b)	28,173
423	KLA-Tencor Corp.	36,001
311	Lam Research Corp.	35,721
638	Leidos Holdings, Inc.	30,828
532	Linear Technology Corp.	33,585
637	Manhattan Associates, Inc.(b)	32,653
2,340	Marvell Technology Group Ltd. (Bermuda)	34,796
1,814	Match Group, Inc.(b)(c)	31,509
846	Maxim Integrated Products, Inc.	37,630
512	Microchip Technology, Inc.	34,483
1,614	Micron Technology, Inc.(b)	38,914
400	Motorola Solutions, Inc.	32,284
921	National Instruments Corp.	28,938
806	NCR Corp.(b)	34,674
919	NetApp, Inc.	35,216
2,142	Nuance Communications, Inc.(b)	33,972
1,211	Nutanix, Inc., Class A(b)(c)	36,657
357	NVIDIA Corp.	38,977
2,800	ON Semiconductor Corp.(b)	37,296
255	Palo Alto Networks, Inc.(b)	37,628
1,517	Pandora Media, Inc.(b)	19,721
466	Paychex, Inc.	28,095
690	PTC, Inc.(b)	36,273
577	Qorvo, Inc.(b)	37,049
423	Red Hat, Inc.(b)	32,097
1,274	Sabre Corp.	31,213
416	ServiceNow, Inc.(b)	37,698
419	Skyworks Solutions, Inc.	38,439
587	Splunk, Inc.(b)	33,964
997	Square, Inc., Class A(b)	14,576
1,136	SS&C Technologies Holdings, Inc.	36,500
6,552	SunPower Corp.(b)(c)	43,505
1,358	Symantec Corp.	37,413
562	Synopsys, Inc.(b)	35,344
731	Tableau Software, Inc., Class A(b)	34,971
1,160	Teradata Corp.(b)	34,058
1,270	Teradyne, Inc.	36,043
284	Total System Services, Inc.	14,393
943	Trimble, Inc.(b)	27,932
1,090	Twilio, Inc., Class A(b)	31,425
1,698	Twitter, Inc.(b)	29,919
229	Tyler Technologies, Inc.(b)	33,439
172	Ultimate Software Group, Inc. (The)(b)	33,309
242	Vantiv, Inc., Class A(b)	15,062
2,010	VeriFone Systems, Inc.(b)	36,522
409	VeriSign, Inc.(b)	32,806
489	Western Digital Corp.	38,988
628	Western Union Co. (The)	12,296
119	WEX, Inc.(b)	13,605
464	Workday, Inc., Class A(b)	38,554
2,948	Xerox Corp.	20,430
599	Xilinx, Inc.	34,862

920	Yelp, Inc., Class A(b)	$38,438
337	Zebra Technologies Corp., Class A(b)	28,197
376	Zillow Group, Inc., Class C(b)	13,303
11,080	Zynga, Inc., Class A(b)	27,922

		3,437,286

	Materials - 9.3%
532	Albemarle Corp.	49,285
1,561	Alcoa Corp.	56,898
659	AptarGroup, Inc.	48,087
425	Ashland Global Holdings, Inc.	50,588
381	Avery Dennison Corp.	27,821
1,797	Axalta Coating Systems Ltd.(b)	52,113
642	Ball Corp.	48,959
969	Bemis Co., Inc.	47,210
973	Berry Plastics Group, Inc.(b)	49,652
904	Cabot Corp.	50,054
587	Celanese Corp., Series A	49,543
1,609	CF Industries Holdings, Inc.	56,782
607	Compass Minerals International, Inc.	50,745
917	Crown Holdings, Inc.(b)	49,674
1,175	Domtar Corp.	51,336
480	Eagle Materials, Inc.	50,198
628	Eastman Chemical Co.	48,670
828	FMC Corp.	49,812
3,133	Freeport-McMoRan, Inc.(b)	52,164
3,748	Graphic Packaging Holding Co.	46,887
2,404	Huntsman Corp.	49,018
389	International Flavors & Fragrances, Inc.	45,595
911	International Paper Co.	51,563
212	Martin Marietta Materials, Inc.	48,675
1,619	Mosaic Co. (The)	50,788
117	NewMarket Corp.	50,447
1,443	Newmont Mining Corp.	52,352
736	Nucor Corp.	42,754
2,636	Owens-Illinois, Inc.(b)	49,820
560	Packaging Corp. of America	51,621
4,700	Platform Specialty Products Corp.(b)	57,058
566	Reliance Steel & Aluminum Co.	45,082
706	Royal Gold, Inc.	50,952
892	RPM International, Inc.	46,616
505	Scotts Miracle-Gro Co. (The)	46,445
1,001	Sealed Air Corp.	48,549
967	Silgan Holdings, Inc.	56,579
892	Sonoco Products Co.	49,015
1,403	Southern Copper Corp. (Peru)	53,819
1,261	Steel Dynamics, Inc.	42,634
4,883	Tahoe Resources, Inc.	44,631
1,308	United States Steel Corp.	42,785
475	Valspar Corp. (The)	52,568
2,492	Valvoline, Inc.(c)	57,690
379	Vulcan Materials Co.	48,637
718	W.R. Grace & Co.	49,786
844	Westlake Chemical Corp.	52,252
927	WestRock Co.	49,465

		2,373,674

	Real Estate - 4.3%
126	Alexandria Real Estate Equities, Inc. REIT	13,963
294	American Campus Communities, Inc. REIT	14,294
660	American Homes 4 Rent, Class A REIT	14,705
326	Apartment Investment & Management Co., Class A REIT	14,367
706	Apple Hospitality REIT, Inc. REIT	14,134
82	AvalonBay Communities, Inc. REIT	14,211
107	Boston Properties, Inc. REIT	14,006
876	Brandywine Realty Trust REIT	14,104
564	Brixmor Property Group, Inc. REIT	13,609
175	Camden Property Trust REIT	14,625
543	Care Capital Properties, Inc. REIT	13,418
422	CBRE Group, Inc., Class A(b)	12,812
1,921	Colony Northstar, Inc., Class A REIT	26,740
644	Columbia Property Trust, Inc. REIT	14,329

Schedule of Investments(a)

539	Communications Sales & Leasing, Inc. REIT	$14,165
555	CoreCivic, Inc. REIT	16,117
468	Corporate Office Properties Trust REIT	14,892
537	CubeSmart REIT	13,495
317	CyrusOne, Inc. REIT	15,267
293	DCT Industrial Trust, Inc. REIT	13,094
879	DDR Corp. REIT	13,343
147	Digital Realty Trust, Inc. REIT	15,822
360	Douglas Emmett, Inc. REIT	13,622
521	Duke Realty Corp. REIT	12,676
678	Empire State Realty Trust, Inc., Class A REIT	13,892
194	EPR Properties REIT	14,350
40	Equinix, Inc. REIT	15,399
475	Equity Commonwealth REIT(b)	14,649
196	Equity LifeStyle Properties, Inc. REIT	14,492
462	Equity One, Inc. REIT	14,410
63	Essex Property Trust, Inc. REIT	14,131
185	Extra Space Storage, Inc. REIT	13,329
98	Federal Realty Investment Trust REIT	13,762
647	Forest City Realty Trust, Inc., Class A REIT	14,648
448	Gaming and Leisure Properties, Inc. REIT	14,170
528	GGP, Inc. REIT	13,116
461	HCP, Inc. REIT	13,978
476	Healthcare Trust of America, Inc., Class A REIT	13,837
280	Highwoods Properties, Inc. REIT	14,395
456	Hospitality Properties Trust REIT	14,195
731	Host Hotels & Resorts, Inc. REIT	13,209
117	Howard Hughes Corp. (The)(b)	12,473
397	Iron Mountain, Inc. REIT	14,213
132	Jones Lang LaSalle, Inc.	13,600
181	Kilroy Realty Corp. REIT	13,548
528	Kimco Realty Corp. REIT	13,142
206	Lamar Advertising Co., Class A REIT	15,557
343	Liberty Property Trust REIT	13,168
162	Life Storage, Inc. REIT	13,195
196	Macerich Co. (The) REIT	13,463
151	Mid-America Apartment Communities, Inc. REIT	14,338
321	National Retail Properties, Inc. REIT	13,996
449	OMEGA Healthcare Investors, Inc. REIT	14,400
559	Outfront Media, Inc. REIT	15,333
839	Paramount Group, Inc. REIT	14,003
160	Park Hotels & Resorts, Inc. REIT	4,342
674	Piedmont Office Realty Trust, Inc., Class A REIT	14,639
265	Prologis, Inc. REIT	12,945
877	Quality Care Properties, Inc. REIT(b)	16,189
492	Rayonier, Inc. REIT	13,722
522	Realogy Holdings Corp.	13,525
251	Realty Income Corp. REIT	14,967
206	Regency Centers Corp. REIT	14,364
894	Retail Properties of America, Inc., Class A REIT	13,383
751	Senior Housing Properties Trust REIT	14,307
125	SL Green Realty Corp. REIT	13,621
1,278	Spirit Realty Capital, Inc. REIT	13,445
558	STORE Capital Corp. REIT	13,202
187	Sun Communities, Inc. REIT	14,728
384	Tanger Factory Outlet Centers, Inc. REIT	13,129
186	Taubman Centers, Inc. REIT	13,176
406	UDR, Inc. REIT	14,190
222	Ventas, Inc. REIT	13,691
1,631	VEREIT, Inc. REIT	13,913
134	Vornado Realty Trust REIT	14,246
386	Weingarten Realty Investors REIT	13,753
212	Welltower, Inc. REIT	14,056
424	Weyerhaeuser Co. REIT	13,284

233	WP Carey, Inc. REIT	$14,432

		1,111,450

	Telecommunication Services - 2.2%
2,989	CenturyLink, Inc.	77,296
19,523	Frontier Communications Corp.(c)	68,135
1,282	Level 3 Communications, Inc.(b)	76,228
336	SBA Communications Corp., Class A REIT(b)	35,368
8,261	Sprint Corp.(b)	76,249
2,465	Telephone & Data Systems, Inc.	75,552
1,726	United States Cellular Corp.(b)	76,962
2,072	Zayo Group Holdings, Inc.(b)	66,221

		552,011

	Utilities - 9.6%
6,098	AES Corp. (The)	69,761
1,980	Alliant Energy Corp.	74,547
1,445	Ameren Corp.	76,079
988	American Water Works Co., Inc.	72,559
2,391	Aqua America, Inc.	72,710
985	Atmos Energy Corp.	75,037
1,946	Avangrid, Inc.	75,505
6,390	Calpine Corp.(b)	75,402
2,998	CenterPoint Energy, Inc.	78,578
1,776	CMS Energy Corp.	75,658
1,022	Consolidated Edison, Inc.	75,986
747	DTE Energy Co.	73,684
1,021	Edison International	74,410
1,007	Entergy Corp.	72,141
1,354	Eversource Energy	74,903
2,364	FirstEnergy Corp.	71,676
2,679	Great Plains Energy, Inc.	73,806
2,229	Hawaiian Electric Industries, Inc.	74,627
2,460	MDU Resources Group, Inc.	72,201
1,248	National Fuel Gas Co.	70,075
3,323	NiSource, Inc.	74,336
5,779	NRG Energy, Inc.	95,585
2,206	OGE Energy Corp.	73,989
958	Pinnacle West Capital Corp.	74,370
2,175	PPL Corp.	75,777
1,704	Public Service Enterprise Group, Inc.	75,402
983	SCANA Corp.	67,532
712	Sempra Energy	72,902
1,595	UGI Corp.	73,960
1,408	Vectren Corp.	77,285
1,277	WEC Energy Group, Inc.	75,407
1,262	Westar Energy, Inc.	69,019
1,838	Xcel Energy, Inc.	75,946

		2,460,855

	Total Common Stocks and Other Equity Interests (Cost $24,258,831)	25,585,818

	Money Market Fund - 0.2%
55,889	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(e) (Cost $55,889)	55,889

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $24,314,720) - 100.2%	25,641,707

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.2%
557,919	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(e)(f) (Cost $557,919)	557,919

	Total Investments (Cost $24,872,639)(g) - 102.4%	26,199,626
	Other assets less liabilities - (2.4)%	(604,143)

	Net Assets-100.0%	$25,595,483

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended January 31, 2017.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
Invesco Ltd.	$12,559	$1,304	$(1,158)	$(243)	$(345)	$12,117	$361

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $25,095,968. The net unrealized appreciation was $1,103,658, which consisted of aggregate gross unrealized appreciation of $3,065,008 and aggregate gross unrealized depreciation of $1,961,350.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Pure Growth Portfolio (PXMG)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -99.9%
	Consumer Discretionary - 21.2%
14,658	AMC Networks, Inc., Class A(b)	$840,636
865	Cable One, Inc.	547,009
5,599	Carter’s, Inc.	468,916
2,103	Delphi Automotive PLC	147,336
5,660	Dollar General Corp.	417,821
9,343	Dollar Tree, Inc.(b)	721,186
4,699	Domino’s Pizza, Inc.	820,164
8,610	Interpublic Group of Cos., Inc. (The)	202,593
9,807	Lululemon Athletica, Inc.(b)	662,071
1,064	Newell Brands, Inc.	50,359
411	NVR, Inc.(b)	763,638
3,125	O’Reilly Automotive, Inc.(b)	819,594
3,665	Panera Bread Co., Class A(b)	766,205
8,729	Pool Corp.	921,433
7,254	Ross Stores, Inc.	479,562
2,983	Servicemaster Global Holdings, Inc.(b)	110,311
16,552	Tempur Sealy International, Inc.(b)(c)	711,736
7,993	Tractor Supply Co.	588,844
4,401	Ulta Beauty, Inc.(b)	1,198,304
26,210	Under Armour, Inc., Class A(b)(c)	563,253
3,902	Vail Resorts, Inc.	669,349
11,142	Wyndham Worldwide Corp.	880,887

		13,351,207

	Consumer Staples - 2.2%
40,907	Blue Buffalo Pet Products, Inc.(b)	991,995
21,038	Sprouts Farmers Market, Inc.(b)	392,779

		1,384,774

	Financials - 5.7%
4,453	Eaton Vance Corp.	186,714
4,563	FactSet Research Systems, Inc.	789,627
7,225	MarketAxess Holdings, Inc.	1,352,881
823	Morningstar, Inc.	62,672
10,382	MSCI, Inc.	859,111
7,236	SEI Investments Co.	351,018

		3,602,023

	Health Care - 23.6%
10,751	ABIOMED, Inc.(b)	1,143,584
6,464	Agios Pharmaceuticals, Inc.(b)	278,146
12,787	Akorn, Inc.(b)	244,232
9,757	Align Technology, Inc.(b)	894,619
5,367	Alkermes PLC(b)	290,408
10,312	AmerisourceBergen Corp.	900,031
152	Aquabounty Technologies, Inc.(b)	2,098
8,347	athenahealth, Inc.(b)	1,051,639
1,980	BioMarin Pharmaceutical, Inc.(b)	173,507
425	C.R. Bard, Inc.	100,865
18,083	Cerner Corp.(b)	971,238
5,311	Charles River Laboratories International, Inc.(b)	429,129
6,100	DexCom, Inc.(b)	482,815
7,974	Edwards Lifesciences Corp.(b)	767,418
1,081	Henry Schein, Inc.(b)	172,809
3,570	Hologic, Inc.(b)	144,692
7,415	Illumina, Inc.(b)	1,187,142
12,944	Incyte Corp.(b)	1,568,942
8,642	Inovalon Holdings, Inc., Class A(b)(c)	99,815
10,211	Intrexon Corp.(b)	216,065
300	Intuitive Surgical, Inc.(b)	207,807
14,458	Ionis Pharmaceuticals, Inc.(b)	643,381

1,428	Mettler-Toledo International, Inc.(b)	$609,228
14,263	Seattle Genetics, Inc.(b)	859,203
9,082	Tenet Healthcare Corp.(b)	159,752
674	VCA, Inc.(b)	61,064
24,006	Veeva Systems, Inc., Class A(b)	1,016,174
2,103	West Pharmaceutical Services, Inc.	177,977
365	Zoetis, Inc.	20,053

		14,873,833

	Industrials - 10.6%
2,097	Acuity Brands, Inc.	434,561
4,571	B/E Aerospace, Inc.	280,979
3,138	C.H. Robinson Worldwide, Inc.	238,676
4,528	Cintas Corp.	525,746
17,766	Copart, Inc.(b)	1,008,043
597	Equifax, Inc.	70,016
8,723	HEICO Corp.	671,235
6,254	J.B. Hunt Transport Services, Inc.	619,646
6,895	Middleby Corp. (The)(b)	925,171
6,111	Nordson Corp.	693,782
4,724	Robert Half International, Inc.	222,311
8,736	Toro Co. (The)	514,813
382	Verisk Analytics, Inc.(b)	31,569
2,971	Watsco, Inc.	453,791

		6,690,339

	Information Technology - 32.7%
2,944	Alliance Data Systems Corp.	672,351
7,984	Amphenol Corp., Class A	538,840
9,131	Arista Networks, Inc.(b)	858,314
16,622	Atlassian Corp. PLC, Class A (Australia)(b)	459,266
13,738	Black Knight Financial Services, Inc., Class A(b)	500,750
471	Broadridge Financial Solutions, Inc.	31,336
14,603	CDK Global, Inc.	913,418
3,362	Citrix Systems, Inc.(b)	306,581
2,153	CoStar Group, Inc.(b)	435,121
15,297	CSRA, Inc.	474,513
391	DST Systems, Inc.	45,024
6,720	Euronet Worldwide, Inc.(b)	480,614
3,105	F5 Networks, Inc.(b)	416,163
57,038	First Data Corp., Class A(b)	874,963
3,410	Fiserv, Inc.(b)	366,336
1,545	FleetCor Technologies, Inc.(b)	227,872
26,951	Fortinet, Inc.(b)	896,390
4,824	Gartner, Inc.(b)	479,313
11,322	Genpact Ltd.(b)	279,427
11,321	Global Payments, Inc.	874,887
10,231	GoDaddy, Inc., Class A(b)	365,554
3,082	Jack Henry & Associates, Inc.	276,702
13,268	Manhattan Associates, Inc.(b)	680,118
15,221	Match Group, Inc.(b)(c)	264,389
7,928	Microchip Technology, Inc.	533,951
13,318	NVIDIA Corp.	1,454,059
5,673	Palo Alto Networks, Inc.(b)	837,108
3,831	Paychex, Inc.	230,971
11,681	Red Hat, Inc.(b)	886,354
13,604	ServiceNow, Inc.(b)	1,232,794
5,039	Splunk, Inc.(b)	291,556
24,227	Square, Inc., Class A(b)	354,199
8,241	Tableau Software, Inc., Class A(b)	394,249
11,094	Total System Services, Inc.	562,244
5,838	Tyler Technologies, Inc.(b)	852,465
4,738	Ultimate Software Group, Inc. (The)(b)	917,561
3,812	Workday, Inc., Class A(b)	316,739

		20,582,492

	Real Estate - 3.8%
50,257	Colony Northstar, Inc., Class A REIT	699,577
2,423	Equinix, Inc. REIT	932,807
4,530	Extra Space Storage, Inc. REIT	326,386
15,001	Gaming and Leisure Properties, Inc. REIT	474,482

		2,433,252

Schedule of Investments(a)

	Telecommunication Services - 0.1%
1,348	Zayo Group Holdings, Inc.(b)	$43,082

	Total Common Stocks and Other Equity Interests
	(Cost $57,341,282)	62,961,002

	Money Market Fund - 0.2%
114,481	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d)
	(Cost $114,481)	114,481

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $57,455,763) - 100.1%	63,075,483

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.5%
2,191,214	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $2,191,214)	2,191,214

	Total Investments (Cost $59,646,977)(f) - 103.6%	65,266,697
	Other assets less liabilities - (3.6)%	(2,271,051)
	Net Assets - 100.0%	$62,995,646

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $59,878,874. The net unrealized appreciation was $5,387,823, which consisted of aggregate gross unrealized appreciation of $9,202,711 and aggregate gross unrealized depreciation of $3,814,888.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Pure Value Portfolio (PXMV)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 4.7%
8,830	Best Buy Co., Inc.	$393,111
1,415	GameStop Corp., Class A	34,653
8,621	Garmin Ltd.	416,308
252	Graham Holdings Co., Class B	130,927
34,730	J.C. Penney Co., Inc.(b)(c)	230,954
5,301	John Wiley & Sons, Inc., Class A	292,085
1,561	Liberty Broadband Corp., Class C(c)	133,216
65,499	News Corp., Class A	804,983
3,839	Penske Automotive Group, Inc.	208,688
2,179	PVH Corp.	204,412
92,748	Staples, Inc.	853,282

		3,702,619

	Energy - 18.9%
13,549	Baker Hughes, Inc.	854,671
12,033	Cheniere Energy, Inc.(c)	573,372
34,193	CONSOL Energy, Inc.	579,229
24,584	Diamond Offshore Drilling, Inc.(b)(c)	402,686
7,950	Energen Corp.(c)	428,426
66,870	Ensco PLC, Class A	730,220
29,785	Frank’s International NV(b)	352,654
8,231	Helmerich & Payne, Inc.	585,718
10,710	Hess Corp.	580,268
24,500	HollyFrontier Corp.	709,765
46,644	Marathon Oil Corp.	781,287
15,589	Murphy Oil Corp.	450,678
70,150	Nabors Industries Ltd.	1,139,938
10,883	National Oilwell Varco, Inc.	411,486
21,508	Noble Corp. PLC	145,179
16,713	Noble Energy, Inc.	664,509
32,316	Patterson-UTI Energy, Inc.	906,141
19,142	QEP Resources, Inc.(c)	333,836
37,743	Superior Energy Services, Inc.	666,919
14,870	Targa Resources Corp.	856,809
90	Tesoro Corp.	7,277
67,470	Transocean Ltd.(c)	942,556
112,363	Weatherford International PLC(c)	585,411
41,889	Whiting Petroleum Corp.(c)	464,549
50,713	WPX Energy, Inc.(c)	706,432

		14,860,016

	Financials - 28.7%
39,910	Agnc Investment Corp. REIT	745,120
1,359	American National Insurance Co.	158,446
81,829	Annaly Capital Management, Inc. REIT	836,292
2,018	Arch Capital Group Ltd.(c)	178,290
2,206	Aspen Insurance Holdings Ltd. (Bermuda)	124,418
15,465	Associated Banc-Corp.	391,265
54	Assurant, Inc.	5,245
32,550	Assured Guaranty Ltd.	1,266,521
2,785	Bank of Hawaii Corp.	239,259
2,584	BankUnited, Inc.	98,709
11,100	BOK Financial Corp.	912,864
55,812	Chimera Investment Corp. REIT	983,966
21,539	CIT Group, Inc.	887,191
17,321	Comerica, Inc.	1,169,687
257	Commerce Bancshares, Inc.	14,528
5,637	Cullen/Frost Bankers, Inc.	503,948
7,457	E*TRADE Financial Corp.(c)	279,265
6,267	East West Bancorp, Inc.	322,374
9,738	Endurance Specialty Holdings Ltd.	902,615
43,991	Fifth Third Bancorp	1,148,165

2,041	First American Financial Corp.	$76,701
13,899	Hartford Financial Services Group, Inc. (The)	677,020
4,384	Huntington Bancshares, Inc.	59,316
3,013	KeyCorp	54,144
1,006	M&T Bank Corp.	163,545
118,508	MFA Financial, Inc. REIT	935,028
21,279	Navient Corp.	320,036
51,213	New York Community Bancorp, Inc.	777,925
35,683	Old Republic International Corp.	742,206
16,367	PacWest Bancorp	906,732
27,758	Popular, Inc.	1,233,288
48	Principal Financial Group, Inc.	2,740
5,333	ProAssurance Corp.	290,115
60,397	Regions Financial Corp.	870,321
1,462	RenaissanceRe Holdings Ltd. (Bermuda)	199,300
75,937	SLM Corp.(c)	902,132
15,928	SunTrust Banks, Inc.	905,029
97,215	Two Harbors Investment Corp. REIT	852,576
8,094	Validus Holdings Ltd.	461,358
1,070	White Mountains Insurance Group Ltd.	973,443

		22,571,123

	Health Care - 1.8%
3,462	Bio-Rad Laboratories, Inc., Class A(c)	658,057
52,761	Endo International PLC(c)	645,795
1,353	Perrigo Co. PLC	103,031

		1,406,883

	Industrials - 9.7%
5,160	AGCO Corp.	324,048
30,755	Arconic, Inc.	700,906
3	Fluor Corp.	166
13,916	ITT, Inc.	568,747
10,996	Jacobs Engineering Group, Inc.(c)	643,816
50,658	KBR, Inc.	861,693
2,811	Macquarie Infrastructure Corp.	210,797
4,819	Oshkosh Corp.	335,547
292	Pentair PLC (United Kingdom)	17,120
10,090	Regal Beloit Corp.	732,534
6,549	Ryder System, Inc.	508,202
18,741	Terex Corp.	595,964
20,445	Timken Co. (The)	907,758
13,900	United Continental Holdings, Inc.(c)	979,533
3,638	WESCO International, Inc.(c)	257,207

		7,644,038

	Information Technology - 4.5%
9,881	Avnet, Inc.	458,874
30,219	Brocade Communications Systems, Inc.	376,831
11,329	CA, Inc.	354,258
11,519	Conduent, Inc.(c)	172,324
9,838	EchoStar Corp., Class A(c)	501,049
11,535	First Solar, Inc.(b)(c)	359,777
18,004	Marvell Technology Group Ltd. (Bermuda)	267,720
32,686	SunPower Corp.(b)(c)	217,035
2,991	Western Digital Corp.	238,472
57,608	Xerox Corp.	399,223
74,329	Zynga, Inc., Class A(c)	187,309

		3,532,872

	Materials - 3.7%
10,252	Alcoa Corp.	373,685
1,721	Ashland Global Holdings, Inc.	204,850
11,416	CF Industries Holdings, Inc.	402,870
27,171	Huntsman Corp.	554,017
7,437	Mosaic Co. (The)	233,299
16,501	United States Steel Corp.	539,748
4,046	Westlake Chemical Corp.	250,488
6,113	WestRock Co.	326,190

		2,885,147

	Real Estate - 11.0%
37,286	American Homes 4 Rent, Class A REIT	830,732
881	AvalonBay Communities, Inc. REIT	152,686
23,245	Brandywine Realty Trust REIT	374,244

Schedule of Investments(a)

13,589	Communications Sales & Leasing, Inc. REIT	$357,119
6,998	CoreCivic, Inc. REIT	203,222
25,643	Corporate Office Properties Trust REIT	815,960
9,514	DCT Industrial Trust, Inc. REIT	425,181
34,020	DDR Corp. REIT	516,424
22,486	Duke Realty Corp. REIT	547,084
1,534	EPR Properties REIT	113,470
20,811	Equity Commonwealth REIT(c)	641,811
38,790	Host Hotels & Resorts, Inc. REIT	700,935
12,558	Liberty Property Trust REIT	482,102
1,908	Macerich Co. (The) REIT	131,061
2,381	Mid-America Apartment Communities, Inc. REIT	226,076
23,213	Paramount Group, Inc. REIT	387,425
2,539	Prologis, Inc. REIT	124,030
21,830	Rayonier, Inc. REIT	608,839
2,119	SL Green Realty Corp. REIT	230,907
5,605	Sun Communities, Inc. REIT	441,450
33,995	VEREIT, Inc. REIT	289,977
893	Weingarten Realty Investors REIT	31,818

		8,632,553

	Telecommunication Services - 3.2%
5,678	CenturyLink, Inc.	146,833
131,351	Frontier Communications Corp.(b)	458,415
63,482	Sprint Corp.(c)	585,939
17,787	Telephone & Data Systems, Inc.	545,172
17,241	United States Cellular Corp.(c)	768,776

		2,505,135

	Utilities - 13.7%
31,586	AES Corp. (The)	361,344
9,843	Alliant Energy Corp.	370,589
14,599	Ameren Corp.	768,637
606	American Water Works Co., Inc.	44,505
8,461	Atmos Energy Corp.	644,559
2,540	CenterPoint Energy, Inc.	66,573
11,365	Consolidated Edison, Inc.	844,988
1,334	DTE Energy Co.	131,586
12,040	Edison International	877,475
7,745	Entergy Corp.	554,852
12,788	Eversource Energy	707,432
25,046	FirstEnergy Corp.	759,395
18,790	Hawaiian Electric Industries, Inc.	629,089
3,182	National Fuel Gas Co.	178,669
10,904	Pinnacle West Capital Corp.	846,477
13,734	PPL Corp.	478,493
13,038	Public Service Enterprise Group, Inc.	576,931
11,517	SCANA Corp.	791,218
1,063	Sempra Energy	108,841
2,788	UGI Corp.	129,280
2,186	WEC Energy Group, Inc.	129,083
18,718	Xcel Energy, Inc.	773,428

		10,773,444

	Total Common Stocks and Other Equity Interests (Cost $73,116,214)	78,513,830

	Money Market Fund - 0.1%
66,229	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $66,229)	66,229
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $73,182,443) - 100.0%	78,580,059

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.1%
1,643,408	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $1,643,408)	$1,643,408

	Total Investments (Cost $74,825,851)(f) - 102.1%	80,223,467
	Other assets less liabilities - (2.1)%	(1,686,651)

	Net Assets - 100.0%	$78,536,816

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $74,917,650. The net unrealized appreciation was $5,305,817, which consisted of aggregate gross unrealized appreciation of $7,882,483 and aggregate gross unrealized depreciation of $2,576,666.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 12.5%
213	Amazon.com, Inc.(b)	$175,401
3,064	Carnival Corp.	169,684
2,550	CBS Corp., Class B	164,449
586	Charter Communications, Inc., Class A(b)	189,835
2,342	Comcast Corp., Class A	176,634
2,705	DISH Network Corp., Class A(b)	160,055
12,444	Ford Motor Co.	153,808
4,452	General Motors Co.	162,988
1,235	Home Depot, Inc. (The)	169,911
2,966	Las Vegas Sands Corp.	155,952
2,155	Lowe’s Cos., Inc.	157,487
1,346	McDonald’s Corp.	164,979
1,316	Netflix, Inc.(b)	185,174
3,145	NIKE, Inc., Class B	166,370
105	Priceline Group, Inc. (The)(b)	165,389
2,765	Starbucks Corp.	152,683
2,083	Target Corp.	134,312
849	Tesla, Inc.(b)	213,889
1,715	Time Warner, Inc.	166,098
2,079	TJX Cos., Inc. (The)	155,759
5,661	Twenty-First Century Fox, Inc., Class A	177,642
2,841	VF Corp.	146,255
1,583	Walt Disney Co. (The)	175,159
5,787	Yum China Holdings, Inc.(b)	159,027
2,519	Yum! Brands, Inc.	165,070

		4,164,010

	Consumer Staples - 10.5%
2,481	Altria Group, Inc.	176,598
3,527	Archer-Daniels-Midland Co.	156,105
3,957	Coca-Cola Co. (The)	164,492
2,468	Colgate-Palmolive Co.	159,383
1,073	Constellation Brands, Inc., Class A	160,692
1,029	Costco Wholesale Corp.	168,705
2,076	CVS Health Corp.	163,610
2,045	Estee Lauder Cos., Inc. (The), Class A	166,074
2,595	General Mills, Inc.	162,136
1,430	Kimberly-Clark Corp.	173,216
1,970	Kraft Heinz Co. (The)	175,901
4,742	Kroger Co. (The)	161,038
3,923	Mondelez International, Inc., Class A	173,710
3,766	Monster Beverage Corp.(b)	160,432
1,587	PepsiCo, Inc.	164,699
1,814	Philip Morris International, Inc.	174,380
1,942	Procter & Gamble Co. (The)	170,119
2,957	Reynolds American, Inc.	177,804
2,984	Sysco Corp.	156,541
1,924	Walgreens Boots Alliance, Inc.	157,653
2,305	Wal-Mart Stores, Inc.	153,836

		3,477,124

	Energy - 6.7%
2,308	Anadarko Petroleum Corp.	160,475
2,438	Apache Corp.	145,841
1,408	Chevron Corp.	156,781
3,257	ConocoPhillips	158,811
1,545	EOG Resources, Inc.	156,941
1,836	Exxon Mobil Corp.	154,022
2,979	Halliburton Co.	168,522
7,648	Kinder Morgan, Inc.	170,856
2,339	Occidental Petroleum Corp.	158,514
1,850	Phillips 66	150,997

867	Pioneer Natural Resources Co.	$156,260
1,920	Schlumberger Ltd.	160,723
3,955	Spectra Energy Corp.	164,726
2,372	Valero Energy Corp.	155,983

		2,219,452

	Financials - 14.9%
2,329	Aflac, Inc.	163,007
2,262	Allstate Corp. (The)	170,125
2,164	American Express Co.	165,286
2,463	American International Group, Inc.	158,272
1,436	Aon PLC	161,837
7,065	Bank of America Corp.	159,951
3,298	Bank of New York Mellon Corp. (The)	147,519
3,451	BB&T Corp.	159,402
988	Berkshire Hathaway, Inc., Class B(b)	162,170
419	BlackRock, Inc.	156,698
1,789	Capital One Financial Corp.	156,341
4,113	Charles Schwab Corp. (The)	169,620
1,238	Chubb Ltd.	162,785
2,696	Citigroup, Inc.	150,518
1,326	CME Group, Inc.	160,552
2,250	Discover Financial Services	155,880
3,859	Franklin Resources, Inc.	153,357
672	Goldman Sachs Group, Inc. (The)	154,103
2,727	Intercontinental Exchange, Inc.	159,148
1,905	JPMorgan Chase & Co.	161,220
2,339	Marsh & McLennan Cos., Inc.	159,099
2,835	MetLife, Inc.	154,252
3,721	Morgan Stanley	158,105
1,412	PNC Financial Services Group, Inc. (The)	170,089
1,536	Prudential Financial, Inc.	161,449
1,420	S&P Global, Inc.	170,656
1,991	State Street Corp.	151,714
3,663	Thomson Reuters Corp.	164,249
1,370	Travelers Cos., Inc. (The)	161,359
3,124	U.S. Bancorp	164,479
2,830	Wells Fargo & Co.	159,414

		4,962,656

	Health Care - 16.3%
4,192	Abbott Laboratories	175,100
2,662	AbbVie, Inc.	162,675
1,254	Aetna, Inc.	148,737
1,287	Alexion Pharmaceuticals, Inc.(b)	168,185
868	Allergan PLC(b)	189,997
1,163	Amgen, Inc.	182,219
1,106	Anthem, Inc.	170,479
3,678	Baxter International, Inc.	176,213
991	Becton, Dickinson and Co.	175,694
560	Biogen, Inc.(b)	155,254
7,867	Boston Scientific Corp.(b)	189,280
2,936	Bristol-Myers Squibb Co.	144,334
2,280	Cardinal Health, Inc.	170,909
1,434	Celgene Corp.(b)	166,559
1,193	Cigna Corp.	174,440
2,086	Danaher Corp.	175,057
2,413	Eli Lilly & Co.	185,873
2,292	Express Scripts Holding Co.(b)	157,873
2,251	Gilead Sciences, Inc.	163,085
2,235	HCA Holdings, Inc.(b)	179,426
792	Humana, Inc.	157,212
1,461	Johnson & Johnson	165,458
1,131	McKesson Corp.	157,379
2,250	Medtronic PLC	171,045
2,697	Merck & Co., Inc.	167,187
4,496	Mylan NV(b)	171,073
5,240	Pfizer, Inc.	166,265
443	Regeneron Pharmaceuticals, Inc.(b)	159,166
1,404	Stryker Corp.	173,436
1,144	Thermo Fisher Scientific, Inc.	174,334
1,018	UnitedHealth Group, Inc.	165,018
2,100	Vertex Pharmaceuticals, Inc.(b)	180,327

		5,419,289

Schedule of Investments(a)

	Industrials - 11.4%
922	3M Co.	$161,184
1,052	Boeing Co. (The)	171,918
1,684	Caterpillar, Inc.	161,091
4,389	CSX Corp.	203,606
1,560	Deere & Co.	166,998
3,158	Delta Air Lines, Inc.	149,184
2,351	Eaton Corp. PLC	166,404
2,815	Emerson Electric Co.	165,128
823	FedEx Corp.	155,637
3,020	Fortive Corp.	167,036
934	General Dynamics Corp.	169,129
5,142	General Electric Co.	152,717
1,402	Honeywell International, Inc.	165,885
1,279	Illinois Tool Works, Inc.	162,689
631	Lockheed Martin Corp.	158,589
1,474	Norfolk Southern Corp.	173,136
682	Northrop Grumman Corp.	156,233
1,120	Raytheon Co.	161,459
3,269	Southwest Airlines Co.	171,001
1,539	Union Pacific Corp.	164,027
1,363	United Parcel Service, Inc., Class B	148,744
1,509	United Technologies Corp.	165,492
2,314	Waste Management, Inc.	160,823

		3,778,110

	Information Technology - 15.1%
1,332	Accenture PLC, Class A	151,675
4,336	Activision Blizzard, Inc.	174,351
1,567	Adobe Systems, Inc.(b)	177,666
209	Alphabet, Inc., Class C(b)	166,529
1,446	Apple, Inc.	175,472
4,957	Applied Materials, Inc.	169,777
1,651	Automatic Data Processing, Inc.	166,735
950	Broadcom Ltd.	189,525
5,414	Cisco Systems, Inc.	166,318
2,887	Cognizant Technology Solutions Corp., Class A(b)	151,827
6,517	Corning, Inc.	172,635
3,007	Dell Technologies, Inc., Class V(b)	189,411
5,511	eBay, Inc.(b)	175,415
1,364	Facebook, Inc., Class A(b)	177,756
6,580	Hewlett Packard Enterprise Co.	149,234
10,033	HP, Inc.	150,997
4,542	Intel Corp.	167,236
981	International Business Machines Corp.	171,204
1,378	Intuit, Inc.	163,403
1,547	Mastercard, Inc., Class A	164,493
2,658	Microsoft Corp.	171,840
4,018	Oracle Corp.	161,162
4,093	PayPal Holdings, Inc.(b)	162,820
2,365	QUALCOMM, Inc.	126,362
2,268	salesforce.com, inc.(b)	179,399
2,248	Texas Instruments, Inc.	169,814
5,968	Versum Materials, Inc.(b)	166,806
2,045	Visa, Inc., Class A	169,142
2,008	VMware, Inc., Class A(b)	175,780
3,915	Yahoo!, Inc.(b)	172,534

		5,027,318

	Materials - 5.1%
7,964	Advansix, Inc.(b)	204,595
1,088	Air Products & Chemicals, Inc.	152,059
2,823	Dow Chemical Co. (The)	168,336
2,171	E.I. du Pont de Nemours & Co.	163,911
1,356	Ecolab, Inc.	162,896
1,791	LyondellBasell Industries NV, Class A	167,047
1,549	Monsanto Co.	167,772
1,631	PPG Industries, Inc.	163,116
1,319	Praxair, Inc.	156,222
598	Sherwin-Williams Co. (The)	181,678

		1,687,632

	Real Estate - 2.4%
1,584	American Tower Corp. REIT	163,944

1,908	Crown Castle International Corp. REIT	$167,580
2,578	Equity Residential REIT	156,665
740	Public Storage REIT	159,100
883	Simon Property Group, Inc. REIT	162,269

		809,558

	Telecommunication Services - 1.5%
4,012	AT&T, Inc.	169,146
2,769	T-Mobile US, Inc.(b)	172,425
3,171	Verizon Communications, Inc.	155,411

		496,982

	Utilities - 3.6%
2,694	American Electric Power Co., Inc.	172,578
2,206	Dominion Resources, Inc.	168,274
2,170	Duke Energy Corp.	170,432
4,741	Exelon Corp.	170,107
1,400	NextEra Energy, Inc.	173,208
2,739	PG&E Corp.	169,517
3,420	Southern Co. (The)	169,050

		1,193,166

	Total Common Stocks and Other Equity Interests (Cost $30,132,471)	33,235,297

	Money Market Fund - 0.1%
27,971	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $27,971)	27,971

	Total Investments (Cost $30,160,442)(d) - 100.1%	33,263,268
	Other assets less liabilities - (0.1)%	(27,833)

	Net Assets - 100.0%	$33,235,435

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $30,344,646. The net unrealized appreciation was $2,918,622, which consisted of aggregate gross unrealized appreciation of $4,089,446 and aggregate gross unrealized depreciation of $1,170,824.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 29.8%
5,008	Amazon.com, Inc.(b)	$4,123,988
20,548	CBS Corp., Class B	1,325,140
2,827	Charter Communications, Inc., Class A(b)	915,807
17,210	Home Depot, Inc. (The)	2,367,752
16,232	Las Vegas Sands Corp.	853,478
38,133	Lowe’s Cos., Inc.	2,786,760
3,872	McDonald’s Corp.	474,591
35,077	Netflix, Inc.(b)	4,935,685
55,784	NIKE, Inc., Class B	2,950,974
2,862	Priceline Group, Inc. (The)(b)	4,508,022
59,591	Starbucks Corp.	3,290,615
16,295	Tesla, Inc.(b)(c)	4,105,199
35,354	TJX Cos., Inc. (The)	2,648,722
22,696	VF Corp.	1,168,390
9,496	Walt Disney Co. (The)	1,050,732
22,914	Yum China Holdings, Inc.(b)	629,677
22,885	Yum! Brands, Inc.	1,499,654

		39,635,186

	Consumer Staples - 9.8%
1,425	Altria Group, Inc.	101,431
16,700	Constellation Brands, Inc., Class A	2,500,992
11,358	Costco Wholesale Corp.	1,862,144
23,922	Estee Lauder Cos., Inc. (The), Class A	1,942,706
2,807	General Mills, Inc.	175,381
66,212	Kroger Co. (The)	2,248,560
61,865	Monster Beverage Corp.(b)	2,635,449
29,247	Sysco Corp.	1,534,298

		13,000,961

	Financials - 1.8%
6,562	Aon PLC	739,538
14,644	Marsh & McLennan Cos., Inc.	996,085
5,418	S&P Global, Inc.	651,135

		2,386,758

	Health Care - 18.0%
48,943	AbbVie, Inc.	2,990,907
10,949	Alexion Pharmaceuticals, Inc.(b)	1,430,815
8,816	Amgen, Inc.	1,381,291
13,098	Becton, Dickinson and Co.	2,322,145
7,441	Biogen, Inc.(b)	2,062,943
30,171	Boston Scientific Corp.(b)	725,914
5,054	Bristol-Myers Squibb Co.	248,455
34,134	Celgene Corp.(b)	3,964,664
2,940	Eli Lilly & Co.	226,468
12,563	Gilead Sciences, Inc.	910,189
4,321	McKesson Corp.	601,267
9,159	Regeneron Pharmaceuticals, Inc.(b)	3,290,737
12,025	Stryker Corp.	1,485,448
1,182	UnitedHealth Group, Inc.	191,602
24,202	Vertex Pharmaceuticals, Inc.(b)	2,078,226

		23,911,071

	Industrials - 7.0%
6,247	3M Co.	1,092,101
20,636	Boeing Co. (The)	3,372,335
1,667	FedEx Corp.	315,246
2,399	Honeywell International, Inc.	283,850
3,534	Illinois Tool Works, Inc.	449,525
5,221	Lockheed Martin Corp.	1,312,194
1,929	Northrop Grumman Corp.	441,895
21,872	Southwest Airlines Co.	1,144,124

8,747	United Parcel Service, Inc., Class B	$954,560

		9,365,830

	Information Technology - 26.0%
17,921	Accenture PLC, Class A	2,040,664
21,407	Activision Blizzard, Inc.	860,775
19,997	Adobe Systems, Inc.(b)	2,267,260
2,910	Alphabet, Inc., Class C(b)	2,318,659
22,147	Automatic Data Processing, Inc.	2,236,626
18,256	Broadcom Ltd.	3,642,072
18,734	Cognizant Technology Solutions Corp., Class A(b)	985,221
6,993	eBay, Inc.(b)	222,587
23,450	Facebook, Inc., Class A(b)	3,056,004
24,300	Intuit, Inc.	2,881,494
37,643	Mastercard, Inc., Class A	4,002,580
22,698	Microsoft Corp.	1,467,426
21,853	PayPal Holdings, Inc.(b)	869,312
43,668	salesforce.com, inc.(b)	3,454,139
11,114	Texas Instruments, Inc.	839,552
40,782	Visa, Inc., Class A	3,373,079

		34,517,450

	Materials - 3.4%
98	Advansix, Inc.(b)	2,517
8,494	E.I. du Pont de Nemours & Co.	641,297
10,814	Ecolab, Inc.	1,299,086
18,202	PPG Industries, Inc.	1,820,382
2,590	Sherwin-Williams Co. (The)	786,868

		4,550,150

	Real Estate - 4.1%
33,759	American Tower Corp. REIT	3,494,056
9,353	Public Storage REIT	2,010,895

		5,504,951

	Total Common Stocks and Other Equity Interests (Cost $123,518,144)	132,872,357

	Money Market Fund - 0.1%
98,033	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $98,033)	98,033

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $123,616,177) - 100.0%	132,970,390

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.1%
4,105,086	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $4,105,086)	4,105,086

	Total Investments (Cost $127,721,263)(f) - 103.1%	137,075,476
	Other assets less liabilities - (3.1)%	(4,142,038)

	Net Assets - 100.0%	$132,933,438

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.

Schedule of Investments(a)

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $127,917,177. The net unrealized appreciation was $9,158,299, which consisted of aggregate gross unrealized appreciation of $14,924,780 and aggregate gross unrealized depreciation of $5,766,481.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Pure Value Portfolio (PXLV)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 3.6%
15,735	Carnival Corp.	$871,404
72,108	Ford Motor Co.	891,255
13,379	General Motors Co.	489,805

		2,252,464

	Consumer Staples - 4.3%
24,380	Archer-Daniels-Midland Co.	1,079,059
14,665	Mondelez International, Inc., Class A	649,366
7,155	Procter & Gamble Co. (The)	626,778
5,099	Wal-Mart Stores, Inc.	340,307

		2,695,510

	Energy - 17.7%
21,497	Anadarko Petroleum Corp.	1,494,687
5,972	Chevron Corp.	664,982
33,382	ConocoPhillips	1,627,706
14,018	Exxon Mobil Corp.	1,175,970
2,032	Halliburton Co.	114,950
85,915	Kinder Morgan, Inc.	1,919,341
951	Occidental Petroleum Corp.	64,449
17,963	Phillips 66	1,466,140
651	Pioneer Natural Resources Co.	117,330
10,255	Schlumberger Ltd.	858,446
24,031	Valero Energy Corp.	1,580,279

		11,084,280

	Financials - 39.2%
11,315	Aflac, Inc.	791,937
832	Allstate Corp. (The)	62,575
1,132	American Express Co.	86,462
14,142	American International Group, Inc.	908,765
76,009	Bank of America Corp.	1,720,844
13,752	Bank of New York Mellon Corp. (The)	615,127
20,148	BB&T Corp.	930,636
2,557	Berkshire Hathaway, Inc., Class B(b)	419,706
374	BlackRock, Inc.	139,868
6,977	Capital One Financial Corp.	609,720
6,934	Chubb Ltd.	911,751
31,994	Citigroup, Inc.	1,786,225
7,061	CME Group, Inc.	854,946
22,527	Franklin Resources, Inc.	895,223
7,522	Goldman Sachs Group, Inc. (The)	1,724,945
21,368	JPMorgan Chase & Co.	1,808,374
14,837	MetLife, Inc.	807,281
48,263	Morgan Stanley	2,050,695
16,230	PNC Financial Services Group, Inc. (The)	1,955,066
7,027	Prudential Financial, Inc.	738,608
11,991	State Street Corp.	913,714
19,914	Thomson Reuters Corp.	892,944
5,257	Travelers Cos., Inc. (The)	619,169
22,440	U.S. Bancorp	1,181,466
20,766	Wells Fargo & Co.	1,169,749

		24,595,796

	Health Care - 2.1%
5,888	Abbott Laboratories	245,942
6,880	Medtronic PLC	523,018
9,073	Merck & Co., Inc.	562,435

		1,331,395

	Industrials - 9.0%
13,807	Caterpillar, Inc.	1,320,778
35,693	CSX Corp.	1,655,798
23,044	Eaton Corp. PLC	1,631,054

4,584	Norfolk Southern Corp.	$538,437
4,601	United Technologies Corp.	504,592

		5,650,659

	Information Technology - 8.6%
10,813	Cisco Systems, Inc.	332,175
26,418	Corning, Inc.	699,813
81,514	Hewlett Packard Enterprise Co.	1,848,737
38,771	HP, Inc.	583,504
43,685	Yahoo!, Inc.(b)	1,925,198

		5,389,427

	Materials - 1.5%
16,295	Dow Chemical Co. (The)	971,671

	Real Estate - 0.2%
2,440	Equity Residential REIT	148,279

	Telecommunication Services - 1.2%
18,272	AT&T, Inc.	770,348

	Utilities - 12.5%
24,598	American Electric Power Co., Inc.	1,575,748
21,631	Duke Energy Corp.	1,698,899
34,221	Exelon Corp.	1,227,849
7,670	NextEra Energy, Inc.	948,932
14,791	PG&E Corp.	915,415
29,407	Southern Co. (The)	1,453,588

		7,820,431

	Total Common Stocks and Other Equity Interests (Cost $53,918,543)	62,710,260

	Money Market Fund - 0.1%
44,723	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $44,723)	44,723

	Total Investments (Cost $53,963,266)(d) - 100.0%	62,754,983
	Other assets less liabilities - (0.0)%	(3,883)

	Net Assets - 100.0%	$62,751,100

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $54,386,597. The net unrealized appreciation was $8,368,386, which consisted of aggregate gross unrealized appreciation of $9,035,167 and aggregate gross unrealized depreciation of $666,781.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Zacks Micro Cap Portfolio (PZI)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 11.2%
9,738	A. H. Belo Corp., Series A	$61,836
2,411	American Public Education, Inc.(b)	58,587
1,383	America’s Car-Mart, Inc.(b)	58,017
3,638	Ascent Capital Group, Inc., Class A(b)	56,353
3,895	AV Homes, Inc.(b)	68,747
5,346	Barnes & Noble Education, Inc.(b)	53,727
5,275	Barnes & Noble, Inc.	53,805
4,648	Beazer Homes USA, Inc.(b)	66,280
3,624	Big 5 Sporting Goods Corp.	55,810
128	Biglari Holdings, Inc.(b)	56,730
11,721	Black Diamond, Inc.(b)	65,638
6,205	Bridgepoint Education, Inc.(b)	66,021
6,204	Career Education Corp.(b)	60,613
3,065	Century Communities, Inc.(b)	69,729
10,951	China Automotive Systems, Inc. (China)(b)	48,951
4,332	Del Taco Restaurants, Inc.(b)	59,088
3,130	Delta Apparel, Inc.(b)	58,656
4,063	Entercom Communications Corp., Class A	57,695
4,813	Eros International PLC(b)(c)	57,275
7,193	Gaia, Inc.(b)	62,579
6,086	Green Brick Partners, Inc.(b)(c)	58,426
7,128	Iconix Brand Group, Inc.(b)	73,347
3,447	Intrawest Resorts Holdings, Inc.(b)	71,043
12,534	JAKKS Pacific, Inc.(b)(c)	63,923
1,607	Johnson Outdoors, Inc., Class A	55,409
3,631	K12, Inc.(b)	72,366
3,526	Lifetime Brands, Inc.	52,714
2,458	M/I Homes, Inc.(b)	61,794
1,950	Marcus Corp. (The)	57,817
4,664	McClatchy Co. (The), Class A(b)	53,823
4,168	Modine Manufacturing Co.(b)	56,685
2,209	Movado Group, Inc.	59,974
676	NACCO Industries, Inc., Class A	49,855
2,535	Perry Ellis International, Inc.(b)	59,801
3,899	RCI Hospitality Holdings, Inc.	68,427
7,491	Red Lion Hotels Corp.(b)	59,928
9,738	Salem Media Group, Inc.	59,402
9,016	Shiloh Industries, Inc.(b)	108,102
2,324	Shoe Carnival, Inc.	59,425
1,510	SodaStream International Ltd. (Israel)(b)	66,425
6,628	Spartan Motors, Inc.	52,361
2,357	Superior Industries International, Inc.	54,329
4,712	Tilly’s, Inc., Class A(b)	63,141
13,051	VOXX International Corp.(b)	54,814
6,163	West Marine, Inc.(b)	57,131
3,165	William Lyon Homes, Class A(b)	55,862
2,965	Zumiez, Inc.(b)	59,448

		2,861,909

	Consumer Staples - 0.7%
3,440	Alliance One International, Inc.(b)	57,276
3,701	Craft Brew Alliance, Inc.(b)	56,255
1,547	Seneca Foods Corp., Class A(b)	55,460

		168,991

	Energy - 11.4%
6,267	Aegean Marine Petroleum Network, Inc. (Greece)(c)	69,250
18,241	Approach Resources, Inc.(b)(c)	59,283
4,026	ARC Logistics Partners LP	63,329
4,766	Atwood Oceanics, Inc.(b)	57,955
8,502	Bill Barrett Corp.(b)	55,688

3,086	Bristow Group, Inc.	$54,499
10,603	Cloud Peak Energy, Inc.(b)	60,331
3,530	CNX Coal Resources LP(c)	66,893
2,746	Cone Midstream Partners LP	64,723
6,670	Contango Oil & Gas Co.(b)	54,027
7,654	Dawson Geophysical Co.(b)	60,620
4,140	Dynagas LNG Partners LP (Monaco)	67,979
4,748	Earthstone Energy, Inc.(b)	61,819
22,850	Eclipse Resources Corp.(b)	56,211
16,657	Enduro Royalty Trust(c)	60,798
2,353	Enviva Partners LP	60,943
3,869	Era Group, Inc.(b)	60,588
2,638	Exterran Corp.(b)	81,831
3,238	GasLog Partners LP (Monaco)(c)	74,150
14,720	Geopark Ltd. (Chile)(b)	72,275
2,873	Geospace Technologies Corp.(b)	67,056
2,771	Golar LNG Partners LP (United Kingdom)(c)	68,665
2,202	Green Plains, Inc.	49,545
5,319	Gulf Island Fabrication, Inc.	73,934
7,048	Hallador Energy Co.	66,251
3,412	Hoegh LNG Partners LP (Bermuda)	66,705
8,659	Hornbeck Offshore Services, Inc.(b)	62,778
9,234	Independence Contract Drilling, Inc.(b)	58,544
12,290	Jones Energy, Inc., Class A(b)(c)	54,690
2,746	KNOT Offshore Partners LP (United Kingdom)	59,863
1,887	Natural Resource Partners LP	69,064
8,063	Newpark Resources, Inc.(b)	60,876
16,657	North American Energy Partners, Inc. (Canada)	86,616
19,718	North Atlantic Drilling Ltd. (Norway)(b)(c)	55,408
39,314	Ocean Rig UDW, Inc. (Cyprus)(b)(c)	55,433
6,461	Pacific Ethanol, Inc.(b)	45,873
23,017	Parker Drilling Co.(b)	58,693
9,114	Pioneer Energy Services Corp.(b)	57,418
6,400	Renewable Energy Group, Inc.(b)	55,680
619	REX American Resources Corp.(b)	51,396
4,869	Ring Energy, Inc.(b)	64,271
14,963	Seadrill Partners LLC	60,750
7,757	Teekay Corp. (Bermuda)(c)	77,958
7,719	Tesco Corp.(b)	66,383
1,452	TransMontaigne Partners LP	64,556
3,886	USA Compression Partners LP(c)	74,611

		2,896,209

	Financials - 37.1%
3,649	1st Constitution Bancorp	61,303
1,931	ACNB Corp.	57,930
3,708	AG Mortgage Investment Trust, Inc. REIT	64,964
5,490	Altisource Residential Corp. REIT	66,649
4,335	American River Bankshares(b)	65,025
11,809	Anworth Mortgage Asset Corp. REIT	60,580
4,544	Ares Commercial Real Estate Corp. REIT	61,253
4,044	Arlington Asset Investment Corp., Class A(c)	60,539
2,906	ARMOUR Residential REIT, Inc. REIT	61,084
1,918	Associated Capital Group, Inc., Class A	67,514
6,426	ASTA Funding, Inc.(b)	65,545
3,607	Banc of California, Inc.(c)	56,991
7,873	Bancorp, Inc. (The)(b)	47,159
6,663	Bank Mutual Corp.	63,632
6,848	Bank of Commerce Holdings	68,138
1,915	Bankwell Financial Group, Inc.	56,129
3,397	Blue Hills Bancorp, Inc.	64,543
1,516	Bryn Mawr Bank Corp.	60,716
4,019	California First National Bancorp	64,907
1,416	Camden National Corp.	58,736
1,575	Capital Bank Financial Corp., Class A	62,055
3,033	Capital City Bank Group, Inc.	62,753
4,839	Capitala Finance Corp.	66,875
6,045	Capstead Mortgage Corp. REIT	64,500
2,068	Carolina Financial Corp.	61,937

Schedule of Investments(a)

1,959	Central Pacific Financial Corp.	$61,375
3,203	Central Valley Community Bancorp	64,797
2,774	Centrue Financial Corp.(b)	70,349
1,011	Century Bancorp, Inc., Class A	60,963
1,749	Chemung Financial Corp.	59,798
3,403	Cherry Hill Mortgage Investment Corp. REIT	60,914
6,169	Citizens, Inc.(b)(c)	57,125
3,216	Civista Bancshares, Inc.	65,896
2,987	Commerce Union Bancshares, Inc.	65,684
1,320	Community Trust Bancorp, Inc.	61,050
2,439	ConnectOne Bancorp, Inc.	60,243
3,926	Cowen Group, Inc., Class A(b)	58,890
1,821	CU Bancorp(b)	66,011
3,113	Dime Community Bancshares, Inc.	66,618
8,965	Dynex Capital, Inc. REIT	59,886
4,042	Ellington Financial LLC	63,378
4,926	Enova International, Inc.(b)	69,457
1,489	Enterprise Financial Services Corp.	62,017
1,863	Equity Bancshares, Inc., Class A(b)	60,845
5,971	EZCORP, Inc., Class A(b)	59,113
1,450	Farmers Capital Bank Corp.	53,867
4,311	Farmers National Banc Corp.	54,319
1,069	Federal Agricultural Mortgage Corp., Class C	59,500
3,971	Fidus Investment Corp.(c)	63,099
11,456	Fifth Street Finance Corp.	62,321
7,217	Fifth Street Senior Floating Rate Corp.	73,469
1,864	Financial Institutions, Inc.	61,419
2,284	First Bancorp/Southern Pines NC	66,853
5,297	First Bank/Hamilton NJ(b)	66,212
2,012	First Community Bancshares, Inc.	58,549
5,702	First Community Financial Partners, Inc.(b)	67,854
1,258	First Defiance Financial Corp.	60,963
1,180	First Financial Corp.	57,053
3,337	First Financial Northwest, Inc.	69,243
4,366	First Foundation, Inc.(b)	63,307
2,197	First of Long Island Corp. (The)	59,539
2,162	Flushing Financial Corp.	58,806
4,620	FNFV Group(b)	60,060
1,740	FS Bancorp, Inc.	62,205
1,198	German American Bancorp, Inc.	57,492
6,920	Gladstone Capital Corp.(c)	66,294
7,535	Gladstone Investment Corp.	66,007
1,674	Global Indemnity Ltd., Class A (Cayman Islands)(b)	66,140
2,695	Goldman Sachs BDC, Inc.(c)	64,006
3,459	Golub Capital BDC, Inc.(c)	64,614
4,178	Green Bancorp, Inc.(b)	71,653
2,644	Greenlight Capital Re Ltd., Class A(b)	59,754
2,573	Guaranty Bancorp	62,267
3,617	Health Insurance Innovations, Inc., Class A(b)	69,085
4,524	Hercules Capital, Inc.	63,924
2,390	Heritage Financial Corp.	60,945
1,938	HomeStreet, Inc.(b)	50,776
2,230	Horizon Bancorp	57,155
3,151	Independence Holding Co.	62,705
2,910	Independent Bank Corp./MI	61,110
1,556	INTL FCStone, Inc.(b)	57,385
4,645	Ladder Capital Corp., Class A REIT	62,986
3,249	Lakeland Bancorp, Inc.	60,269
1,867	MainSource Financial Group, Inc.	61,350
5,392	MBT Financial Corp.	58,234
8,372	Medley Capital Corp.	62,455
1,639	Mercantile Bank Corp.	52,940
3,233	Meridian Bancorp, Inc.	60,942
598	Meta Financial Group, Inc.	52,534
31,648	MFC Bancorp Ltd. (Canada)(b)	68,360
2,764	Mid Penn Bancorp, Inc.	68,409
4,869	MidSouth Bancorp, Inc.	70,357
3,421	MMA Capital Management LLC(b)	75,946

4,068	Monroe Capital Corp.(c)	$62,078
3,944	Mtge Investment Corp. REIT	62,710
7,309	MVC Capital, Inc.	62,492
1,948	National Bank Holdings Corp., Class A	63,310
4,537	New Mountain Finance Corp.	63,745
9,518	New York Mortgage Trust, Inc. REIT(c)	61,010
5,869	NMI Holdings, Inc., Class A(b)	63,385
3,076	Northfield Bancorp, Inc.	55,522
2,120	OceanFirst Financial Corp.	60,229
4,660	OFG Bancorp	61,745
2,518	Old Point Financial Corp.	70,378
3,331	Oppenheimer Holdings, Inc., Class A	56,960
5,749	Orchid Island Capital, Inc. REIT(c)	68,011
3,369	Owens Realty Mortgage, Inc. REIT	57,071
2,903	Pacific Continental Corp.	71,994
1,825	Pacific Premier Bancorp, Inc.(b)	71,814
5,851	Park Sterling Corp.	68,457
3,310	Parke Bancorp, Inc.	64,876
2,042	Peapack-Gladstone Financial Corp.	61,679
4,505	Pennantpark Floating Rate Capital Ltd.(c)	63,475
8,178	PennantPark Investment Corp.	64,524
3,859	PennyMac Financial Services, Inc., Class A(b)	65,217
1,931	Peoples Bancorp, Inc.	59,957
4,402	PHH Corp.(b)	64,181
4,207	PICO Holdings, Inc.(b)	59,950
1,240	Preferred Bank	68,708
3,021	Premier Financial Bancorp, Inc.	55,345
1,417	QCR Holdings, Inc.	59,443
2,397	Regional Management Corp.(b)	59,949
1,570	Republic Bancorp, Inc., Class A	54,400
8,317	Riverview Bancorp, Inc.	63,791
1,527	Sandy Spring Bancorp, Inc.	62,561
3,093	Saratoga Investment Corp.	63,716
2,834	Seacoast Banking Corp. of Florida(b)	61,724
3,962	Shore Bancshares, Inc.	63,749
3,230	SmartFinancial, Inc.(b)	72,029
3,020	Solar Capital Ltd.	64,084
3,811	Solar Senior Capital Ltd.	63,834
1,640	Southside Bancshares, Inc.	56,022
5,182	Stellus Capital Investment Corp.(c)	69,024
2,208	Summit Financial Group, Inc.	57,739
2,389	Sun Bancorp, Inc.	59,725
4,637	Sutherland Asset Management Corp. REIT	61,208
3,777	TCP Capital Corp.	61,792
6,400	THL Credit, Inc.	65,728
3,105	Timberland Bancorp, Inc.	64,925
1,822	TriCo Bancshares	67,177
5,186	Triplepoint Venture Growth Bdc Corp.	67,107
2,899	TriState Capital Holdings, Inc.(b)	64,358
7,237	TrustCo Bank Corp. NY	60,791
4,318	Two River Bancorp	68,527
6,774	United Community Financial Corp.	57,647
3,480	United Financial Bancorp, Inc.	62,814
2,069	Univest Corp. of Pennsylvania	58,242
3,376	Waterstone Financial, Inc.	61,106
6,080	Western Asset Mortgage Capital Corp. REIT	61,347
969	World Acceptance Corp.(b)(c)	47,549
2,137	Xenith Bankshares, Inc.(b)	55,647

		9,427,176

	Health Care - 1.9%
3,754	AngioDynamics, Inc.(b)	60,421
3,133	CryoLife, Inc.(b)	59,527
4,006	Evolent Health, Inc., Class A(b)	72,909
2,269	Exactech, Inc.(b)	55,931
19,476	PharmAthene, Inc.(b)	60,376
7,360	Sientra, Inc.(b)(c)	63,222
5,601	Stemline Therapeutics, Inc.(b)	57,130
2,802	Triple-S Management Corp., Class B(b)	53,546

		483,062

Schedule of Investments(a)

	Industrials - 14.2%
9,308	Acacia Research Corp.(b)	$54,452
2,480	Aegion Corp.(b)	57,685
826	Alamo Group, Inc.	62,470
2,217	ArcBest Corp.	70,057
18,347	Arotech Corp.(b)	74,305
4,588	CBIZ, Inc.(b)	60,103
8,167	CDI Corp.(b)	70,236
4,469	CECO Environmental Corp.	58,633
8,328	Celadon Group, Inc.	63,293
4,709	China Yuchai International Ltd. (Singapore)	65,502
27,640	Civeo Corp.(b)	97,846
2,411	Columbus McKinnon Corp.	66,278
1,751	CRA International, Inc.	58,186
4,137	DMC Global, Inc.	65,985
2,353	Ducommun, Inc.(b)	69,719
1,763	DXP Enterprises, Inc.(b)	66,677
1,433	Encore Wire Corp.	60,544
4,033	Gencor Industries, Inc.(b)	63,116
13,187	Goldfield Corp. (The)(b)	79,781
13,760	Great Lakes Dredge & Dock Corp.(b)	71,552
5,359	Hardinge, Inc.	56,805
10,746	HC2 Holdings, Inc.(b)	71,461
8,613	Hudson Technologies, Inc.(b)	62,530
977	Hyster-Yale Materials Handling, Inc.	60,105
1,123	ICF International, Inc.(b)	58,396
3,197	IES Holdings, Inc.(b)	62,341
1,773	Insteel Industries, Inc.	65,672
989	Kadant, Inc.	60,922
2,771	Kelly Services, Inc., Class A	62,043
2,616	Kelly Services, Inc., Class B	65,060
5,314	KEYW Holding Corp. (The)(b)	53,193
8,428	Kratos Defense & Security Solutions, Inc.(b)	69,447
5,821	Layne Christensen Co.(b)	60,713
2,660	Marten Transport Ltd.	60,781
1,633	MYR Group, Inc.(b)	62,822
7,722	NL Industries, Inc.(b)	46,332
3,611	Northwest Pipe Co.(b)	69,151
1,864	NV5 Global, Inc.(b)	75,958
6,381	Orion Group Holdings, Inc.(b)	67,001
24,159	Pangea Logistics Solutions(b)(c)	76,101
9,859	Pendrell Corp.(b)	64,872
1,602	Powell Industries, Inc.	61,645
1,080	Preformed Line Products Co.	58,968
6,034	Roadrunner Transportation Systems, Inc.(b)	47,789
5,702	RPX Corp.(b)	61,924
2,566	SPX Corp.(b)	64,022
12,338	Star Bulk Carriers Corp. (Greece)(b)	107,217
7,247	Sterling Construction Co., Inc.(b)	66,383
3,986	Supreme Industries, Inc., Class A	73,183
4,254	Titan Machinery, Inc.(b)	58,748
4,248	Twin Disc, Inc.(b)	70,687
1,194	Veritiv Corp.(b)	66,924
3,978	Wabash National Corp.	70,212
2,788	Willdan Group, Inc.(b)	74,746
2,487	Willis Lease Finance Corp.(b)	63,369

		3,613,943

	Information Technology - 8.7%
4,365	Actua Corp.(b)	62,419
2,816	Alpha & Omega Semiconductor Ltd.(b)	57,306
2,550	Applied Optoelectronics, Inc.(b)	78,438
4,473	Axcelis Technologies, Inc.(b)	67,990
12,056	AXT, Inc.(b)	69,322
1,930	Bel Fuse, Inc., Class B	61,374
4,006	Black Box Corp.	53,480
4,110	Blucora, Inc.(b)	62,061
19,596	Camtek Ltd. (Israel)(b)	65,059
23,356	Ceragon Networks Ltd. (Israel)(b)	86,651
5,807	Control4 Corp.(b)	62,599
2,315	CyberOptics Corp.(b)	83,340
3,088	Daqo New Energy Corp. ADR (China)(b)(c)	75,409
7,234	EMCORE Corp.	65,106

6,093	Exar Corp.(b)	$62,453
14,554	EXFO, Inc. (Canada)(b)	85,869
1,734	FARO Technologies, Inc.(b)	64,331
10,047	GSI Technology, Inc.(b)	61,387
12,172	Harmonic, Inc.(b)	64,512
9,240	KEMET Corp.(b)	64,126
3,421	Kimball Electronics, Inc.(b)	58,499
6,330	Liquidity Services, Inc.(b)	61,717
12,290	MeetMe, Inc.(b)	60,467
2,462	Nanometrics, Inc.(b)	63,298
2,208	PC Connection, Inc.	60,234
2,910	PCM, Inc.(b)	65,330
2,679	PDF Solutions, Inc.(b)	60,304
5,487	Photronics, Inc.(b)	63,101
6,806	RetailMeNot, Inc.(b)	61,594
2,673	Rudolph Technologies, Inc.(b)	61,345
1,550	ScanSource, Inc.(b)	61,303
6,178	Ultra Clean Holdings, Inc.(b)	77,410
3,253	Vishay Precision Group, Inc.(b)	54,162
8,084	Xcerra Corp.(b)	61,277

		2,223,273

	Materials - 7.7%
3,337	American Vanguard Corp.	57,396
3,790	Ampco-Pittsburgh Corp.	57,039
23,270	Asanko Gold, Inc. (Canada)(b)	85,634
6,885	Century Aluminum Co.(b)	106,029
3,642	Core Molding Technologies, Inc.(b)	56,160
6,828	Dominion Diamond Corp. (Canada)	68,348
19,476	Endeavour Silver Corp. (Canada)(b)	82,383
12,411	Fortuna Silver Mines, Inc. (Canada)(b)	77,445
15,514	Gold Resource Corp.	83,465
31,648	Gold Standard Ventures Corp. (Canada)(b)	87,981
30,876	Gulf Resources, Inc. (China)(b)	65,766
15,476	Klondex Mines Ltd. (Canada)(b)	76,606
2,125	Kraton Corp.(b)	57,078
7,719	LSB Industries, Inc.(b)(c)	65,689
1,596	Materion Corp.	62,723
23,443	McEwen Mining, Inc.(c)	92,131
19,967	Nevsun Resources Ltd. (Canada)	63,096
2,505	Olympic Steel, Inc.	56,363
11,203	Richmont Mines, Inc. (Canada)(b)	91,865
18,188	Sandstorm Gold Ltd. (Canada)(b)	80,391
2,373	Schnitzer Steel Industries, Inc., Class A	56,121
3,135	SunCoke Energy Partners LP	51,571
5,429	SunCoke Energy, Inc.(b)	47,884
5,754	Synalloy Corp.(b)	68,760
3,954	TimkenSteel Corp.(b)	66,664
2,600	Tredegar Corp.	57,850
5,862	Tronox Ltd., Class A	73,392
4,259	Universal Stainless & Alloy Products, Inc.(b)	71,892

		1,967,722

	Pharmaceuticals - 0.0%
27,615	Chelsea Therapeutics International Ltd.(b)	2,209

	Real Estate - 5.8%
4,442	Armada Hoffler Properties, Inc. REIT	61,211
8,146	Ashford Hospitality Trust, Inc. REIT	61,910
4,706	Bluerock Residential Growth REIT, Inc., Class A REIT	61,555
7,776	BRT Realty Trust REIT(b)	65,785
3,039	Chatham Lodging Trust REIT	61,205
2,770	Community Healthcare Trust, Inc. REIT	59,749
1,794	CorEnergy Infrastructure Trust, Inc. REIT	64,405
3,223	Easterly Government Properties, Inc. REIT	63,493
5,641	Farmland Partners, Inc. REIT	64,082
4,813	Forestar Group, Inc.(b)	62,810
2,527	Getty Realty Corp. REIT	65,171
3,594	InfraREIT, Inc. REIT	59,229
5,170	iStar, Inc. REIT(b)	58,007
3,070	Jernigan Capital, Inc. REIT	63,518
8,791	Nam Tai Property, Inc. (China)	65,053

Schedule of Investments(a)

2,926	National Storage Affiliates Trust REIT	$65,104
2,928	NexPoint Residential Trust, Inc. REIT	67,666
4,531	Preferred Apartment Communities, Inc., Class A REIT	61,350
18,894	RAIT Financial Trust REIT	65,373
1,598	RMR Group, Inc. (The), Class A	76,384
3,667	Silver Bay Realty Trust Corp. REIT	61,789
3,768	Tier REIT, Inc. REIT	68,615
4,534	Whitestone REIT	63,068

		1,466,532

	Telecommunication Services - 1.0%
3,433	IDT Corp., Class B	65,914
5,697	Internet Gold-Golden Lines Ltd. (Israel)(b)	58,109
6,091	Iridium Communications, Inc.(b)(c)	61,519
3,007	Spok Holdings, Inc.	61,794

		247,336

	Utilities - 0.2%
4,824	8point3 Energy Partners LP, Class A(c)	65,317

	Total Common Stocks and Other Equity Interests (Cost $22,051,647)	25,423,679

	Money Market Fund - 0.3%
71,443	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $71,443)	71,443

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $22,123,090) - 100.2%	25,495,122

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.0%
1,516,644	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $1,516,644)	1,516,644

	Total Investments (Cost $23,639,734)(f) - 106.2%	27,011,766
	Other assets less liabilities - (6.2)%	(1,578,247)

	Net Assets - 100.0%	$25,433,519

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $23,698,004. The net unrealized appreciation was $3,313,762, which consisted of aggregate gross unrealized appreciation of $3,863,342 and aggregate gross unrealized depreciation of $549,580.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Aerospace & Defense Portfolio (PPA)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 69.8%
47,525	AAR Corp.	$1,520,325
96,905	Aerojet Rocketdyne Holdings, Inc.(b)	1,754,949
32,377	Aerovironment, Inc.(b)	847,954
202,330	Boeing Co. (The)	33,064,769
137,375	BWX Technologies, Inc.	5,699,689
37,495	Cubic Corp.	1,782,887
61,227	Curtiss-Wright Corp.	6,003,920
86,135	DigitalGlobe, Inc.(b)	2,416,087
50,909	Engility Holdings, Inc.(b)	1,493,161
40,942	Esterline Technologies Corp.(b)	3,506,682
181,650	General Dynamics Corp.	32,893,182
93,195	HEICO Corp.	7,171,355
127,031	Hexcel Corp.	6,523,042
64,190	Huntington Ingalls Industries, Inc.	12,450,292
56,712	KEYW Holding Corp. (The)(b)	567,687
99,943	Kratos Defense & Security Solutions, Inc.(b)	823,530
107,023	L3 Technologies, Inc.	16,983,480
127,924	Lockheed Martin Corp.	32,151,139
56,780	Mercury Systems, Inc.(b)	1,914,622
49,649	Moog, Inc., Class A(b)	3,270,380
105,142	Northrop Grumman Corp.	24,085,929
81,063	Orbital ATK, Inc.	7,048,428
175,161	Raytheon Co.	25,251,210
180,717	Rockwell Collins, Inc.	16,401,875
13,594	Sparton Corp.(b)	294,718
72,379	TASER International, Inc.(b)	1,808,027
48,373	Teledyne Technologies, Inc.(b)	5,943,590
374,072	Textron, Inc.	17,719,791
73,856	TransDigm Group, Inc.	15,982,438
68,591	Triumph Group, Inc.	1,834,809
288,564	United Technologies Corp.	31,646,814
14,918	Vectrus, Inc.(b)	336,252

		321,193,013

	Communications Equipment - 5.0%
32,569	Comtech Telecommunications Corp.	349,465
172,048	Harris Corp.	17,671,050
77,506	ViaSat, Inc.(b)	5,030,915

		23,051,430

	Construction & Engineering - 0.7%
197,510	KBR, Inc.	3,359,645

	Containers & Packaging - 4.0%
242,001	Ball Corp.	18,454,996

	Electronic Equipment, Instruments & Components - 1.9%
188,459	FLIR Systems, Inc.	6,658,256
26,392	OSI Systems, Inc.(b)	1,970,691

		8,628,947

	Industrial Conglomerates - 7.0%
272,926	Honeywell International, Inc.	32,292,604

	IT Services - 7.7%
206,959	Booz Allen Hamilton Holding Corp.	6,999,353
33,747	CACI International, Inc., Class A(b)	4,144,132
226,244	CSRA, Inc.	7,018,089
208,161	Leidos Holdings, Inc.	10,058,340
53,365	ManTech International Corp., Class A	2,078,033
60,748	Science Applications International Corp.	4,946,102

		35,244,049

	Machinery - 2.8%
103,092	Oshkosh Corp.	$7,178,296
85,449	Woodward, Inc.	5,950,668

		13,128,964

	Software - 0.7%
236,869	FireEye, Inc.(b)	3,209,575

	Trading Companies & Distributors - 0.4%
37,530	Kaman Corp.	1,896,391

	Total Common Stocks (Cost $415,156,774)	460,459,614

	Money Market Fund - 0.0%
56,336	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $56,336)	56,336

	Total Investments (Cost $415,213,110)(d) - 100.0%	460,515,950
	Other assets less liabilities - (0.0)%	(82,613)

	Net Assets - 100.0%	$460,433,337

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $417,050,723. The net unrealized appreciation was $43,465,227, which consisted of aggregate gross unrealized appreciation of $52,104,607 and aggregate gross unrealized depreciation of $8,639,380.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Cleantech™ Portfolio (PZD)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aerospace & Defense - 2.5%
40,350	Hexcel Corp.	$2,071,973

	Auto Components - 3.0%
60,476	BorgWarner, Inc.	2,469,235

	Building Products - 5.9%
56,535	Johnson Controls International PLC	2,486,409
79,262	Kingspan Group PLC (Ireland)	2,309,352

		4,795,761

	Chemicals - 6.8%
660	Gurit Holding AG (Switzerland)(b)	512,092
70,498	Novozymes A/S, Class B (Denmark)	2,748,498
39,938	Umicore SA (Belgium)	2,235,740

		5,496,330

	Commercial Services & Supplies - 2.2%
42,252	CECO Environmental Corp.	554,346
114,552	Tomra Systems ASA (Norway)	1,256,518

		1,810,864

	Communications Equipment - 1.5%
43,918	CalAmp Corp.(c)	659,649
160,634	Telit Communications PLC (United Kingdom)	578,493

		1,238,142

	Construction & Engineering - 0.9%
32,125	Aegion Corp.(c)	747,227

	Electrical Equipment - 19.0%
113,791	ABB Ltd. (Switzerland)	2,702,335
25,393	EnerSys	1,979,384
105,906	Gamesa Corp. Tecnologica SA (Spain)	2,223,815
38,690	Lumenpulse, Inc. (Canada)(c)	528,825
35,254	Schneider Electric SE (France)	2,522,916
55,876	Sensata Technologies Holding NV(c)	2,343,998
54,764	SGL Carbon SE (Germany)(c)	476,131
38,921	Vestas Wind Systems A/S (Denmark)	2,723,757

		15,501,161

	Electronic Equipment, Instruments & Components - 9.7%
25,065	Badger Meter, Inc.	966,256
28,427	Horiba Ltd. (Japan)	1,499,946
25,194	Itron, Inc.(c)	1,554,470
548,667	Opus Group AB (Sweden)	489,567
104,775	Pure Technologies Ltd. (Canada)	362,443
78,985	Trimble, Inc.(c)	2,339,536
17,238	Vaisala Oyj, Class A (Finland)	640,841

		7,853,059

	Independent Power & Renewable Electricity Producers - 3.9%
11,933,112	Energy Development Corp. (Philippines)	1,309,249
34,368	Ormat Technologies, Inc.	1,845,562

		3,154,811

	Industrial Conglomerates - 7.3%
36,855	Raven Industries, Inc.	923,218
12,922	Roper Technologies, Inc.	2,479,086
19,929	Siemens AG (Germany)	2,503,708

		5,906,012

	Life Sciences Tools & Services - 2.9%
5,334	Eurofins Scientific SE (Luxembourg)	$2,392,249

	Machinery - 9.8%
49,075	Donaldson Co., Inc.	2,073,419
11,100	Kadant, Inc.	683,760
10,593	Lindsay Corp.(b)	798,076
29,826	Woodward, Inc.	2,077,083
47,103	Xylem, Inc.	2,322,649

		7,954,987

	Mortgage REITs - 1.1%
48,379	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	884,368

	Professional Services - 7.5%
53,718	Intertek Group PLC (United Kingdom)	2,292,403
24,484	Mistras Group, Inc.(c)	565,091
58,202	Ricardo PLC (United Kingdom)	700,021
1,194	SGS SA (Switzerland)	2,531,774

		6,089,289

	Semiconductors & Semiconductor Equipment - 9.1%
28,853	Advanced Energy Industries, Inc.(c)	1,697,711
65,983	Cree, Inc.(c)	1,819,811
837,108	Meyer Burger Technology AG (Switzerland)(b)(c)	670,297
19,378	Power Integrations, Inc.	1,375,838
23,850	SMA Solar Technology AG (Germany)(b)	612,278
47,329	SolarEdge Technologies, Inc.(b)(c)	612,911
92,138	SunPower Corp.(b)(c)	611,796

		7,400,642

	Software - 6.9%
25,891	ANSYS, Inc.(c)	2,414,595
31,614	Autodesk, Inc.(c)	2,571,483
52,281	Silver Spring Networks, Inc.(c)	668,151

		5,654,229

	Total Common Stocks and Other Equity Interests (Cost $60,914,901)	81,420,339

	Money Market Fund - 0.1%
54,260	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $54,260)	54,260

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $60,969,161) - 100.1%	81,474,599

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.0%
2,422,463	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $2,422,463)	2,422,463

	Total Investments (Cost $63,391,624)(f) - 103.1%	83,897,062
	Other assets less liabilities - (3.1)%	(2,512,240)

	Net Assets - 100.0%	$81,384,822

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to schedule of Investments;

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Schedule of Investments(a)

(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $64,147,665. The net unrealized appreciation was $19,749,397, which consisted of aggregate gross unrealized appreciation of $23,935,911 and aggregate gross unrealized depreciation of $4,186,514.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Momentum Portfolio (PDP)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.4%
23,804	Amazon.com, Inc.(b)	$19,602,118
13,874	AutoZone, Inc.(b)	10,058,373
217,710	CBS Corp., Class B	14,040,118
28,733	Charter Communications, Inc., Class A(b)	9,308,055
59,249	Cracker Barrel Old Country Store, Inc.	9,364,897
202,885	Domino’s Pizza, Inc.	35,411,548
54,048	Home Depot, Inc. (The)	7,435,924
125,452	O’Reilly Automotive, Inc.(b)	32,902,296
38,634	Panera Bread Co., Class A(b)	8,076,824
69,550	Pool Corp.	7,341,698
24,801	Priceline Group, Inc. (The)(b)	39,064,799
120,136	Signet Jewelers Ltd.	9,330,963
2,622,551	Sirius XM Holdings, Inc.	12,378,441
160,778	Texas Roadhouse, Inc.	7,498,686
107,024	TJX Cos., Inc. (The)	8,018,238
45,069	Vail Resorts, Inc.	7,731,136

		237,564,114

	Consumer Staples - 3.5%
322,623	Altria Group, Inc.	22,964,305
59,784	Casey’s General Stores, Inc.	6,869,182
68,227	Constellation Brands, Inc., Class A	10,217,676
43,435	Costco Wholesale Corp.	7,121,168

		47,172,331

	Energy - 2.0%
1,070,499	Chesapeake Energy Corp.(b)	6,904,719
369,340	CONSOL Energy, Inc.	6,256,620
75,850	Diamondback Energy, Inc.(b)	7,977,144
492,196	WPX Energy, Inc.(b)	6,856,290

		27,994,773

	Financials - 14.3%
94,019	American Financial Group, Inc.	8,101,617
63,396	Ameriprise Financial, Inc.	7,117,469
335,964	Arch Capital Group Ltd.(b)	29,682,419
366,598	Bank of the Ozarks, Inc.	20,115,232
75,035	Chubb Ltd.	9,866,352
122,509	Discover Financial Services	8,487,424
10,263	Markel Corp.(b)	9,493,275
198,080	MarketAxess Holdings, Inc.	37,090,480
140,409	RenaissanceRe Holdings Ltd. (Bermuda)	19,140,555
376,118	W.R. Berkley Corp.	25,278,891
214,164	Western Alliance Bancorp(b)	10,575,418
11,126	White Mountains Insurance Group Ltd.	10,121,990

		195,071,122

	Health Care - 9.7%
120,707	ABIOMED, Inc.(b)	12,839,603
71,869	Align Technology, Inc.(b)	6,589,669
54,468	Becton, Dickinson and Co.	9,656,632
62,661	Cooper Cos., Inc. (The)	11,567,847
194,995	Danaher Corp.	16,363,980
59,582	IDEXX Laboratories, Inc.(b)	7,288,666
31,569	Mettler-Toledo International, Inc.(b)	13,468,282
107,330	NuVasive, Inc.(b)	7,595,744
53,830	TESARO, Inc.(b)	8,765,677
43,708	UnitedHealth Group, Inc.	7,085,067
52,644	Waters Corp.(b)	7,457,023
275,493	West Pharmaceutical Services, Inc.	23,314,973

		131,993,163

	Industrials - 23.7%
239,198	A.O. Smith Corp.	11,660,902

229,995	Alaska Air Group, Inc.	$21,578,131
215,908	Copart, Inc.(b)	12,250,620
101,219	Deluxe Corp.	7,373,804
43,358	Huntington Ingalls Industries, Inc.	8,409,718
108,305	IDEX Corp.	9,764,779
326,583	J.B. Hunt Transport Services, Inc.	32,357,844
317,868	JetBlue Airways Corp.(b)	6,233,391
44,284	Lennox International, Inc.	6,944,174
89,035	Lockheed Martin Corp.	22,377,167
415,901	Macquarie Infrastructure Corp.	31,188,416
109,713	Middleby Corp. (The)(b)	14,721,290
71,595	Northrop Grumman Corp.	16,400,983
148,824	Old Dominion Freight Line, Inc.(b)	13,138,183
777,786	Rollins, Inc.	27,424,734
130,140	Roper Technologies, Inc.	24,967,359
63,891	Stanley Black & Decker, Inc.	7,922,484
78,447	Teledyne Technologies, Inc.(b)	9,638,783
140,463	Toro Co. (The)	8,277,485
63,171	TransDigm Group, Inc.	13,670,204
164,447	Union Pacific Corp.	17,526,761

		323,827,212

	Information Technology - 18.4%
1,295,205	Advanced Micro Devices, Inc.(b)	13,431,276
296,825	Amphenol Corp., Class A	20,032,719
347,240	Apple, Inc.	42,137,574
135,549	Aspen Technology, Inc.(b)	7,199,007
300,303	Cadence Design Systems, Inc.(b)	7,816,887
119,801	Cirrus Logic, Inc.(b)	7,226,396
124,608	Computer Sciences Corp.	7,750,618
110,749	Electronic Arts, Inc.(b)	9,239,789
67,840	Facebook, Inc., Class A(b)	8,840,909
62,423	Fair Isaac Corp.	7,696,756
163,535	Fiserv, Inc.(b)	17,568,565
59,829	Intuit, Inc.	7,094,523
84,484	IPG Photonics Corp.(b)	9,714,815
85,823	Jack Henry & Associates, Inc.	7,705,189
259,850	Mastercard, Inc., Class A	27,629,851
103,116	Monolithic Power Systems, Inc.	8,995,840
117,450	NVIDIA Corp.	12,823,191
151,345	Take-Two Interactive Software, Inc.(b)	8,119,659
68,868	Ultimate Software Group, Inc. (The)(b)	13,336,977
91,879	Visa, Inc., Class A	7,599,312

		251,959,853

	Materials - 4.7%
368,688	Ball Corp.	28,116,147
89,918	Ecolab, Inc.	10,801,849
77,434	International Flavors & Fragrances, Inc.	9,076,039
159,705	RPM International, Inc.	8,346,183
258,073	United States Steel Corp.	8,441,568
		64,781,786
	Real Estate - 3.3%
365,422	American Tower Corp. REIT	37,821,177
263,376	First Industrial Realty Trust, Inc. REIT	6,808,270

		44,629,447

	Utilities - 3.0%
96,926	Atmos Energy Corp.	7,383,823
205,391	CMS Energy Corp.	8,749,656
66,115	NextEra Energy, Inc.	8,179,748
358,055	UGI Corp.	16,603,010

		40,916,237

	Total Common Stocks and Other Equity Interests (Cost $1,209,109,632)	1,365,910,038

	Money Market Fund - 0.1%
849,898	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $849,898)	849,898

	Total Investments (Cost $1,209,959,530)(d) - 100.1%	1,366,759,936
	Other assets less liabilities - (0.1)%	(1,053,732)

	Net Assets - 100.0%	$1,365,706,204

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,213,347,026. The net unrealized appreciation was $153,412,910, which consisted of aggregate gross unrealized appreciation of $172,470,429 and aggregate gross unrealized depreciation of $19,057,519.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Global Listed Private Equity Portfolio (PSP)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 87.4%
	Capital Markets - 50.5%
1,749,787	3i Group PLC (United Kingdom)	$15,409,856
114,417	Alaris Royalty Corp. (Canada)(b)	1,928,085
617,244	Allied Minds PLC (United Kingdom)(c)	3,091,466
152,573	Altamir (France)	2,183,086
309,470	Apollo Global Management LLC, Class A	6,573,143
456,604	Apollo Investment Corp.	2,675,699
457,169	Ares Capital Corp.	7,726,156
90,517	AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(b)	5,707,899
184,651	BlackRock Capital Investment Corp.	1,336,873
1,191,510	Brait SE (South Africa)(c)	6,982,885
186,252	Bure Equity AB (Sweden)	2,104,007
301,183	Carlyle Group LP (The)(b)	5,210,466
62,059	Deutsche Beteiligungs AG (Germany)	2,232,331
293,424	Fifth Street Finance Corp.	1,596,227
467,507	FS Investment Corp.(b)	4,815,322
73,191	Gimv NV (Belgium)	4,085,387
69,256	Goldman Sachs BDC, Inc.(b)	1,644,830
109,376	Golub Capital BDC, Inc.(b)	2,043,144
318,898	GP Investments Ltd., Class A BDR (Brazil)(c)	661,023
194,553	Hercules Capital, Inc.	2,749,034
637,220	Intermediate Capital Group PLC (United Kingdom)	5,551,682
1,738,570	IP Group PLC (United Kingdom)(c)	4,197,421
141,753	JAFCO Co. Ltd. (Japan)	4,810,095
108,114	Main Street Capital Corp.(b)	3,826,154
123,481	Medley Capital Corp.	921,168
136,187	New Mountain Finance Corp.	1,913,427
30,466	Partners Group Holding AG (Switzerland)	15,401,295
153,127	PennantPark Investment Corp.	1,208,172
298,365	Princess Private Equity Holding Ltd. (Guernsey)	2,974,538
556,030	Prospect Capital Corp.(b)	4,681,773
865,131	Ratos AB, Class B (Sweden)	4,666,300
65,483	Safeguard Scientifics, Inc.(c)	789,070
76,819	Solar Capital Ltd.	1,630,099
94,026	Triangle Capital Corp.(b)	1,790,255
5,658,120	Zeder Investments Ltd. (South Africa)	3,089,300

		138,207,668

	Diversified Financial Services - 23.1%
49,450	Ackermans & van Haaren NV (Belgium)	6,738,863
1,048,181	Better Capital PCC Ltd. (United Kingdom)	1,364,872
918,585	China Merchants China Direct Investments Ltd. (China)	1,385,096
149,572	Compass Diversified Holdings(b)	2,617,510
107,106	Electra Private Equity PLC (United Kingdom)	6,269,923
141,266	Eurazeo SA (France)	8,698,920
146,445	FNFV Group(c)	1,903,785
142,091	HgCapital Trust PLC (United Kingdom)	2,689,516
395,160	Leucadia National Corp.	9,424,566
204,081	Onex Corp. (Canada)	14,253,972
67,366	Wendel SA (France)	7,971,868

		63,318,891

	Electrical Equipment - 3.1%
3,466,955	Melrose Industries PLC (United Kingdom)	8,516,372

	Food Products - 1.3%
46,989	Schouw & Co. (Denmark)	$3,547,151

	Health Care Providers & Services - 1.4%
139,041	Lifco AB, Class B (Sweden)	3,974,827

	Industrial Conglomerates - 3.7%
6,572,310	Fosun International Ltd. (China)	10,028,694

	Internet Software & Services - 4.3%
102,100	IAC/InterActiveCorp.(c)	7,025,501
203,163	Rocket Internet SE (Germany)(b)(c)(d)	4,744,655

		11,770,156

	Total Common Stocks and Other Equity Interests (Cost $233,627,444)	239,363,759

	Money Market Fund - 10.9%
29,893,064	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(e) (Cost $29,893,064)	29,893,064

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $263,520,508) - 98.3%	269,256,823

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 8.0%
21,834,476	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(e)(f) (Cost $21,834,476)	21,834,476

	Total Investments (Cost $285,354,984)(g) - 106.3%	291,091,299
	Other assets less liabilities - (6.3)%	(17,164,065)

	Net Assets - 100.0%	$273,927,234

Investment Abbreviations:

BDR - Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2017 represented 1.73% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $309,514,909. The net unrealized depreciation was $18,423,610, which consisted of aggregate gross unrealized appreciation of $27,160,418 and aggregate gross unrealized depreciation of $45,584,028.

Schedule of Investments(a)

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	17.2%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Golden Dragon China Portfolio (PGJ)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -99.9%
	Consumer Discretionary - 38.7%
48,296	500.com Ltd., Class A ADR (China)(b)(c)	$647,649
74,110	AirMedia Group, Inc. ADR (China)(c)	180,828
36,853	China Distance Education Holdings Ltd. ADR (China)	380,692
53,688	China Lodging Group Ltd. ADR (China)(c)	2,900,763
239,952	Ctrip.com International Ltd. ADR (China)(c)	10,368,326
403,912	JD.Com, Inc., Class A ADR (China)(c)	11,471,101
153,673	Jumei International Holding Ltd., Class A ADR (China)(c)	663,867
80,577	Kandi Technologies Group, Inc. (China)(b)(c)	342,452
111,528	Kingold Jewelry, Inc.(b)(c)	147,217
210,628	New Oriental Education & Technology Group, Inc. ADR (China)(c)	10,015,361
111,095	Qunar Cayman Islands Ltd., Class B ADR (China)(b)(c)	3,380,621
70,906	TAL Education Group ADR (China)(b)(c)	5,742,677
51,002	Tarena International, Inc., Class A ADR (China)(b)	754,320
53,063	Tuniu Corp., Class A ADR (China)(b)(c)	480,751
483,651	Vipshop Holdings Ltd., Class A ADR (China)(c)	5,474,929

		52,951,554

	Energy - 3.5%
19,465	China Petroleum & Chemical Corp., H-Shares ADR (China)	1,557,979
17,450	CNOOC Ltd. ADR (China)	2,195,733
13,324	PetroChina Co. Ltd., H-Shares ADR (China)	1,059,125
26,179	Sino Clean Energy, Inc. (China)(c)	0

		4,812,837

	Financials - 1.7%
45,182	China Life Insurance Co. Ltd., H-Shares ADR (China)	621,253
61,116	Fanhua, Inc. ADR (China)(c)	521,319
41,870	Noah Holdings Ltd. ADR (China)(b)(c)	969,291
12,670	Yintech Investment Holdings Ltd. ADR (China)(c)	219,064

		2,330,927

	Health Care - 5.1%
45,328	China Biologic Products, Inc. (China)(c)	5,164,672
76,453	iKang Healthcare Group, Inc., Class A ADR (China)(b)(c)	1,294,349
96,228	Sinovac Biotech Ltd. (China)(c)	541,764

		7,000,785

	Industrials - 1.9%
45,265	51job, Inc. ADR (China)(c)	1,592,422
48,283	eHi Car Services Ltd., Class A ADR (China)(b)(c)	489,107
33,748	Zhaopin Ltd., Class A ADR (Australia)(c)	539,968

		2,621,497

	Information Technology - 43.2%
97,555	21Vianet Group, Inc., Class A ADR (China)(b)(c)	699,469
159,236	58.com, Inc., Class A ADR (China)(b)(c)	4,646,506
79,818	Autohome, Inc., Class A ADR (China)(c)	2,505,487
65,006	Baidu, Inc. ADR (China)(c)	11,380,600

37,305	Baozun, Inc. ADR (China)(b)(c)	$489,069
46,068	Bitauto Holdings Ltd. ADR (China)(c)	898,326
97,623	Canadian Solar, Inc. (Canada)(b)(c)	1,143,165
31,323	Changyou.com Ltd., Class A ADR (China)(c)	755,511
62,917	Cheetah Mobile, Inc., Class A ADR (China)(b)(c)	621,620
30,963	China Customer Relations Center, Inc. (China)(b)(c)	550,213
12,107	Daqo New Energy Corp. ADR (China)(c)	295,653
502,647	Fang Holdings Ltd. ADR (China)(b)(c)	1,915,085
101,129	Hollysys Automation Technologies Ltd. (China)	1,709,080
68,058	JA Solar Holdings Co. Ltd. ADR (China)(c)	310,344
38,500	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	551,320
59,469	KongZhong Corp. ADR (China)(c)	410,336
103,968	Momo, Inc., Class A ADR (China)(b)(c)	2,363,193
48,432	NetEase, Inc. ADR (China)	12,296,885
144,129	NQ Mobile, Inc., Class A ADR (China)(b)(c)	549,132
52,524	Phoenix New Media Ltd., Class A ADR (China)(c)	178,056
122,204	Renren, Inc., Class A ADR (China)(c)	204,081
33,242	Semiconductor Manufacturing International Corp. ADR (China)(c)	228,705
70,422	SINA Corp. (China)(c)	4,909,822
65,429	Sohu.com, Inc. (China)(c)	2,595,568
80,496	Weibo Corp., Class A ADR (China)(b)(c)	3,881,517
16,946	Yirendai Ltd. ADR (China)(b)(c)	358,069
64,752	YY, Inc., Class A ADR (China)(c)	2,660,012

		59,106,824

	Real Estate - 0.6%
61,996	Nam Tai Property, Inc. (China)	458,770
66,304	Xinyuan Real Estate Co. Ltd. ADR (China)	357,379

		816,149

	Telecommunication Services - 4.9%
99,221	China Mobile Ltd. ADR (China)	5,655,597
9,206	China Telecom Corp. Ltd., H-Shares ADR (China)	442,348
50,212	China Unicom (Hong Kong) Ltd. ADR (China)	601,038

		6,698,983

	Utilities - 0.3%
12,722	Huaneng Power International, Inc., H-Shares ADR (China)	332,935

	Total Common Stocks and Other Equity Interests (Cost $136,400,122)	136,672,491

	Money Market Fund - 0.2%
219,211	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $219,211)	219,211

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $136,619,333) - 100.1%	136,891,702

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 11.2%
15,295,358	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $15,295,358)	15,295,358

	Total Investments (Cost $151,914,691)(f) - 111.3%	152,187,060
	Other assets less liabilities - (11.3)%	(15,482,914)

	Net Assets - 100.0%	$136,704,146

Schedule of Investments(a)

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $155,457,986. The net unrealized depreciation was $3,270,926, which consisted of aggregate gross unrealized appreciation of $25,656,818 and aggregate gross unrealized depreciation of $28,927,744.

This Fund has holdings greater than 10% of net assets in the following country:

China	98.6%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.8%(b)
	Consumer Discretionary - 12.4%
1,095	Advance Auto Parts, Inc.	$179,843
5,861	Amazon.com, Inc.(c)	4,826,416
977	AutoNation, Inc.(c)	51,898
430	AutoZone, Inc.(c)	311,741
2,262	Bed Bath & Beyond, Inc.	91,272
4,058	Best Buy Co., Inc.	180,662
2,976	BorgWarner, Inc.	121,510
2,829	CarMax, Inc.(c)	188,723
6,232	Carnival Corp.	345,128
5,826	CBS Corp., Class B	375,719
3,218	Charter Communications, Inc., Class A(c)	1,042,471
431	Chipotle Mexican Grill, Inc.(c)	181,641
4,167	Coach, Inc.	155,637
35,424	Comcast Corp., Class A	2,671,678
5,044	D.R. Horton, Inc.	150,866
1,830	Darden Restaurants, Inc.	134,102
4,027	Delphi Automotive PLC	282,132
2,260	Discovery Communications, Inc., Class A(c)	64,071
3,281	Discovery Communications, Inc., Class C(c)	90,917
3,778	Dollar General Corp.	278,892
3,509	Dollar Tree, Inc.(c)	270,860
1,795	Expedia, Inc.	218,254
2,011	Foot Locker, Inc.	137,834
58,009	Ford Motor Co.	716,991
3,263	Gap, Inc. (The)	75,147
1,710	Garmin Ltd.	82,576
20,617	General Motors Co.	754,788
2,211	Genuine Parts Co.	214,047
3,882	Goodyear Tire & Rubber Co. (The)	125,738
3,080	H&R Block, Inc.	66,097
5,617	Hanesbrands, Inc.	133,179
2,627	Harley-Davidson, Inc.	149,844
1,036	Harman International Industries, Inc.	115,162
1,670	Hasbro, Inc.	137,792
18,106	Home Depot, Inc. (The)	2,491,023
5,901	Interpublic Group of Cos., Inc. (The)	138,851
2,623	Kohl’s Corp.	104,474
3,570	L Brands, Inc.	214,950
1,988	Leggett & Platt, Inc.	94,867
2,920	Lennar Corp., Class A	130,378
4,571	LKQ Corp.(c)	145,861
12,929	Lowe’s Cos., Inc.	944,851
4,543	Macy’s, Inc.	134,200
4,759	Marriott International, Inc., Class A	402,611
5,084	Mattel, Inc.	133,252
12,342	McDonald’s Corp.	1,512,759
2,441	Michael Kors Holdings Ltd.(c)	104,499
936	Mohawk Industries, Inc.(c)	202,026
6,378	Netflix, Inc.(c)	897,448
7,170	Newell Brands, Inc.	339,356
5,680	News Corp., Class A	69,807
1,782	News Corp., Class B	22,542
19,860	NIKE, Inc., Class B	1,050,594
1,727	Nordstrom, Inc.	76,368
3,507	Omnicom Group, Inc.	300,375
1,404	O’Reilly Automotive, Inc.(c)	368,227
734	Priceline Group, Inc. (The)(c)	1,156,145
4,428	PulteGroup, Inc.	95,246

1,178	PVH Corp.	$110,508
837	Ralph Lauren Corp., Class A	74,016
5,893	Ross Stores, Inc.	389,586
2,487	Royal Caribbean Cruises Ltd.	232,858
1,416	Scripps Networks Interactive, Inc., Class A	107,843
1,034	Signet Jewelers Ltd.	80,311
9,675	Staples, Inc.	89,010
21,631	Starbucks Corp.	1,194,464
8,349	Target Corp.	538,344
3,189	TEGNA, Inc.	73,060
1,591	Tiffany & Co.	125,244
11,461	Time Warner, Inc.	1,109,998
9,689	TJX Cos., Inc. (The)	725,900
1,951	Tractor Supply Co.	143,730
1,700	TripAdvisor, Inc.(c)	89,930
15,737	Twenty-First Century Fox, Inc., Class A	493,827
7,239	Twenty-First Century Fox, Inc., Class B	224,481
871	Ulta Beauty, Inc.(c)	237,156
2,733	Under Armour, Inc., Class A(c)	58,732
2,748	Under Armour, Inc., Class C(c)	52,817
1,314	Urban Outfitters, Inc.(c)	34,874
4,919	VF Corp.	253,230
5,163	Viacom, Inc., Class B	217,569
21,762	Walt Disney Co. (The)	2,407,965
1,117	Whirlpool Corp.	195,352
1,602	Wyndham Worldwide Corp.	126,654
1,179	Wynn Resorts Ltd.	119,586
5,182	Yum! Brands, Inc.	339,576

		35,900,959

	Consumer Staples - 9.4%
28,987	Altria Group, Inc.	2,063,295
8,552	Archer-Daniels-Midland Co.	378,511
2,711	Brown-Forman Corp., Class B	123,622
2,880	Campbell Soup Co.	179,222
3,844	Church & Dwight Co., Inc.	173,826
1,914	Clorox Co. (The)	229,680
57,694	Coca-Cola Co. (The)	2,398,340
13,211	Colgate-Palmolive Co.	853,166
6,181	Conagra Brands, Inc.	241,615
2,641	Constellation Brands, Inc., Class A	395,516
6,497	Costco Wholesale Corp.	1,065,183
6,989	Coty, Inc., Class A	134,189
15,850	CVS Health Corp.	1,249,138
2,731	Dr Pepper Snapple Group, Inc.	249,067
3,304	Estee Lauder Cos., Inc. (The), Class A	268,318
8,790	General Mills, Inc.	549,199
2,074	Hershey Co. (The)	218,745
4,012	Hormel Foods Corp.	145,636
1,731	JM Smucker Co. (The)	235,156
3,755	Kellogg Co.	273,026
5,323	Kimberly-Clark Corp.	644,775
8,866	Kraft Heinz Co. (The)	791,645
14,033	Kroger Co. (The)	476,561
1,703	McCormick & Co., Inc.	162,722
2,745	Mead Johnson Nutrition Co.	193,413
2,739	Molson Coors Brewing Co., Class B	264,368
22,955	Mondelez International, Inc., Class A	1,016,447
6,025	Monster Beverage Corp.(c)	256,665
21,316	PepsiCo, Inc.	2,212,174
23,058	Philip Morris International, Inc.	2,216,566
39,773	Procter & Gamble Co. (The)	3,484,115
12,291	Reynolds American, Inc.	739,058
7,478	Sysco Corp.	392,296
4,319	Tyson Foods, Inc., Class A	271,190
12,719	Walgreens Boots Alliance, Inc.	1,042,195
22,381	Wal-Mart Stores, Inc.	1,493,708
4,733	Whole Foods Market, Inc.	143,031

		27,225,379

	Energy - 7.3%
8,306	Anadarko Petroleum Corp.	577,516

Schedule of Investments(a)

5,640	Apache Corp.	$337,385
6,283	Baker Hughes, Inc.	396,332
6,914	Cabot Oil & Gas Corp.	148,513
11,086	Chesapeake Energy Corp.(c)	71,505
28,058	Chevron Corp.	3,124,258
1,412	Cimarex Energy Co.	190,917
2,172	Concho Resources, Inc.(c)	302,864
18,416	ConocoPhillips	897,964
7,782	Devon Energy Corp.	354,392
8,567	EOG Resources, Inc.	870,236
2,568	EQT Corp.	155,698
61,634	Exxon Mobil Corp.	5,170,476
12,848	Halliburton Co.	726,811
1,608	Helmerich & Payne, Inc.	114,425
3,964	Hess Corp.	214,770
28,534	Kinder Morgan, Inc.	637,450
12,592	Marathon Oil Corp.	210,916
7,844	Marathon Petroleum Corp.	376,904
2,407	Murphy Oil Corp.	69,586
5,614	National Oilwell Varco, Inc.	212,265
2,931	Newfield Exploration Co.(c)	117,475
6,371	Noble Energy, Inc.	253,311
11,358	Occidental Petroleum Corp.	769,732
3,129	ONEOK, Inc.	172,439
6,581	Phillips 66	537,141
2,522	Pioneer Natural Resources Co.	454,540
2,791	Range Resources Corp.	90,261
20,679	Schlumberger Ltd.	1,731,039
7,299	Southwestern Energy Co.(c)	65,764
10,427	Spectra Energy Corp.	434,285
6,987	TechnipFMC PLC (United Kingdom)(c)	234,903
1,737	Tesoro Corp.	140,436
5,790	Transocean Ltd.(c)	80,886
6,728	Valero Energy Corp.	442,433
12,125	Williams Cos., Inc. (The)	349,685

		21,035,513

	Financials - 14.7%
815	Affiliated Managers Group, Inc.(c)	124,173
6,066	Aflac, Inc.	424,559
5,473	Allstate Corp. (The)	411,624
11,427	American Express Co.	872,794
14,502	American International Group, Inc.	931,899
2,350	Ameriprise Financial, Inc.	263,835
3,911	Aon PLC	440,770
2,644	Arthur J. Gallagher & Co.	142,327
847	Assurant, Inc.	82,269
150,194	Bank of America Corp.	3,400,392
15,715	Bank of New York Mellon Corp. (The)	702,932
12,060	BB&T Corp.	557,051
28,223	Berkshire Hathaway, Inc., Class B(c)	4,632,523
1,807	BlackRock, Inc.	675,782
7,169	Capital One Financial Corp.	626,499
17,930	Charles Schwab Corp. (The)	739,433
6,916	Chubb Ltd.	909,385
2,229	Cincinnati Financial Corp.	157,323
42,357	Citigroup, Inc.	2,364,791
7,607	Citizens Financial Group, Inc.	275,145
5,044	CME Group, Inc.	610,728
2,561	Comerica, Inc.	172,944
5,861	Discover Financial Services	406,050
4,068	E*TRADE Financial Corp.(c)	152,347
11,231	Fifth Third Bancorp	293,129
5,157	Franklin Resources, Inc.	204,939
5,496	Goldman Sachs Group, Inc. (The)	1,260,343
5,614	Hartford Financial Services Group, Inc. (The)	273,458
16,123	Huntington Bancshares, Inc.	218,144
8,854	Intercontinental Exchange, Inc.	516,720
6,076	Invesco Ltd.(d)	175,718
53,185	JPMorgan Chase & Co.	4,501,047

16,062	KeyCorp	$288,634
4,815	Leucadia National Corp.	114,838
3,398	Lincoln National Corp.	229,399
4,106	Loews Corp.	191,258
2,306	M&T Bank Corp.	374,886
7,663	Marsh & McLennan Cos., Inc.	521,237
16,336	MetLife, Inc.	888,842
2,472	Moody’s Corp.	256,272
21,434	Morgan Stanley	910,731
1,694	Nasdaq, Inc.	119,495
4,508	Navient Corp.	67,800
3,164	Northern Trust Corp.	262,486
4,631	People’s United Financial, Inc.	86,831
7,231	PNC Financial Services Group, Inc. (The)	871,046
3,977	Principal Financial Group, Inc.	227,047
8,625	Progressive Corp. (The)	322,920
6,391	Prudential Financial, Inc.	671,758
18,296	Regions Financial Corp.	263,645
3,851	S&P Global, Inc.	462,813
5,390	State Street Corp.	410,718
7,294	SunTrust Banks, Inc.	414,445
11,656	Synchrony Financial	417,518
3,618	T. Rowe Price Group, Inc.	243,998
1,641	Torchmark Corp.	120,679
4,222	Travelers Cos., Inc. (The)	497,267
23,747	U.S. Bancorp	1,250,280
3,450	Unum Group	156,734
67,183	Wells Fargo & Co.	3,784,418
1,911	Willis Towers Watson PLC	239,123
3,999	XL Group Ltd. (Bermuda)	150,242
3,028	Zions Bancorporation	127,751

		42,466,184

	Health Care - 13.8%
25,580	Abbott Laboratories	1,068,477
24,154	AbbVie, Inc.	1,476,051
5,215	Aetna, Inc.	618,551
4,821	Agilent Technologies, Inc.	236,084
3,333	Alexion Pharmaceuticals, Inc.(c)	435,556
5,575	Allergan PLC(c)	1,220,312
2,486	AmerisourceBergen Corp.	216,978
11,056	Amgen, Inc.	1,732,254
3,916	Anthem, Inc.	603,612
7,275	Baxter International, Inc.	348,545
3,156	Becton, Dickinson and Co.	559,527
3,234	Biogen, Inc.(c)	896,594
20,238	Boston Scientific Corp.(c)	486,926
24,840	Bristol-Myers Squibb Co.	1,221,134
1,093	C.R. Bard, Inc.	259,402
4,757	Cardinal Health, Inc.	356,585
11,522	Celgene Corp.(c)	1,338,280
2,539	Centene Corp.(c)	160,643
4,491	Cerner Corp.(c)	241,212
3,816	Cigna Corp.	557,976
725	Cooper Cos., Inc. (The)	133,842
9,046	Danaher Corp.	759,140
2,348	DaVita, Inc.(c)	149,685
3,432	DENTSPLY Sirona, Inc.	194,594
3,178	Edwards Lifesciences Corp.(c)	305,851
14,439	Eli Lilly & Co.	1,112,236
2,950	Endo International PLC(c)	36,108
1,745	Envision Healthcare Corp.(c)	118,660
9,164	Express Scripts Holding Co.(c)	631,216
19,581	Gilead Sciences, Inc.	1,418,643
4,344	HCA Holdings, Inc.(c)	348,736
1,196	Henry Schein, Inc.(c)	191,193
4,134	Hologic, Inc.(c)	167,551
2,217	Humana, Inc.	440,075
1,332	IDEXX Laboratories, Inc.(c)	162,944
2,184	Illumina, Inc.(c)	349,658
577	Intuitive Surgical, Inc.(c)	399,682

Schedule of Investments(a)

40,436	Johnson & Johnson	$4,579,377
1,531	Laboratory Corp. of America Holdings(c)	205,476
1,574	Mallinckrodt PLC(c)	76,701
3,361	McKesson Corp.	467,683
20,407	Medtronic PLC	1,551,340
40,980	Merck & Co., Inc.	2,540,350
390	Mettler-Toledo International, Inc.(c)	166,386
6,839	Mylan NV(c)	260,224
1,240	Patterson Cos., Inc.	51,596
1,630	PerkinElmer, Inc.	86,700
2,131	Perrigo Co. PLC	162,276
90,195	Pfizer, Inc.	2,861,887
2,061	Quest Diagnostics, Inc.	189,447
1,124	Regeneron Pharmaceuticals, Inc.(c)	403,842
4,619	Stryker Corp.	570,585
5,871	Thermo Fisher Scientific, Inc.	894,682
14,147	UnitedHealth Group, Inc.	2,293,229
1,333	Universal Health Services, Inc., Class B	150,136
1,389	Varian Medical Systems, Inc.(c)	107,856
3,687	Vertex Pharmaceuticals, Inc.(c)	316,603
1,197	Waters Corp.(c)	169,555
2,977	Zimmer Biomet Holdings, Inc.	352,268
7,339	Zoetis, Inc.	403,205

		39,815,917

	Industrials - 10.3%
8,939	3M Co.	1,562,716
656	Acuity Brands, Inc.	135,943
1,832	Alaska Air Group, Inc.	171,878
1,425	Allegion PLC	93,580
7,700	American Airlines Group, Inc.	340,725
3,440	AMETEK, Inc.	175,784
6,517	Arconic, Inc.	148,522
8,531	Boeing Co. (The)	1,394,136
2,105	C.H. Robinson Worldwide, Inc.	160,106
8,696	Caterpillar, Inc.	831,859
1,279	Cintas Corp.	148,505
13,921	CSX Corp.	645,795
2,293	Cummins, Inc.	337,094
4,300	Deere & Co.	460,315
10,944	Delta Air Lines, Inc.	516,995
2,310	Dover Corp.	179,602
548	Dun & Bradstreet Corp. (The)	67,196
6,714	Eaton Corp. PLC	475,217
9,553	Emerson Electric Co.	560,379
1,781	Equifax, Inc.	208,876
2,680	Expeditors International of Washington, Inc.	139,574
4,296	Fastenal Co.	213,425
3,635	FedEx Corp.	687,415
1,940	Flowserve Corp.	95,370
2,071	Fluor Corp.	114,940
4,471	Fortive Corp.	247,291
2,296	Fortune Brands Home & Security, Inc.	126,578
4,254	General Dynamics Corp.	770,314
131,486	General Electric Co.	3,905,134
11,327	Honeywell International, Inc.	1,340,211
4,696	Illinois Tool Works, Inc.	597,331
3,840	Ingersoll-Rand PLC	304,704
1,301	J.B. Hunt Transport Services, Inc.	128,903
1,796	Jacobs Engineering Group, Inc.(c)	105,156
13,922	Johnson Controls International PLC	612,290
1,599	Kansas City Southern	137,370
1,149	L3 Technologies, Inc.	182,335
3,745	Lockheed Martin Corp.	941,231
4,880	Masco Corp.	160,796
4,994	Nielsen Holdings PLC	204,305
4,339	Norfolk Southern Corp.	509,659
2,620	Northrop Grumman Corp.	600,190
5,210	PACCAR, Inc.	350,685
1,983	Parker-Hannifin Corp.	291,759

2,485	Pentair PLC (United Kingdom)	$145,696
2,763	Pitney Bowes, Inc.	43,987
2,249	Quanta Services, Inc.(c)	80,717
4,364	Raytheon Co.	629,114
3,436	Republic Services, Inc.	197,158
1,917	Robert Half International, Inc.	90,214
1,907	Rockwell Automation, Inc.	282,217
1,937	Rockwell Collins, Inc.	175,802
1,508	Roper Technologies, Inc.	289,310
795	Ryder System, Inc.	61,692
862	Snap-on, Inc.	156,479
9,149	Southwest Airlines Co.	478,584
2,240	Stanley Black & Decker, Inc.	277,760
1,265	Stericycle, Inc.(c)	97,582
4,016	Textron, Inc.	190,238
746	TransDigm Group, Inc.	161,434
12,248	Union Pacific Corp.	1,305,392
4,292	United Continental Holdings, Inc.(c)	302,457
10,246	United Parcel Service, Inc., Class B	1,118,146
1,252	United Rentals, Inc.(c)	158,391
11,382	United Technologies Corp.	1,248,264
2,316	Verisk Analytics, Inc.(c)	191,394
815	W.W. Grainger, Inc.	205,845
6,044	Waste Management, Inc.	420,058
2,666	Xylem, Inc.	131,460

		29,821,580

	Information Technology - 21.4%
9,219	Accenture PLC, Class A	1,049,768
10,163	Activision Blizzard, Inc.	408,654
7,390	Adobe Systems, Inc.(c)	837,878
2,576	Akamai Technologies, Inc.(c)	176,688
859	Alliance Data Systems Corp.	196,178
4,400	Alphabet, Inc., Class A(c)	3,608,836
4,410	Alphabet, Inc., Class C(c)	3,513,844
4,585	Amphenol Corp., Class A	309,442
4,581	Analog Devices, Inc.	343,300
79,255	Apple, Inc.	9,617,594
16,065	Applied Materials, Inc.	550,226
2,911	Autodesk, Inc.(c)	236,781
6,706	Automatic Data Processing, Inc.	677,239
5,906	Broadcom Ltd.	1,178,247
4,657	CA, Inc.	145,624
74,610	Cisco Systems, Inc.	2,292,019
2,319	Citrix Systems, Inc.(c)	211,470
9,017	Cognizant Technology Solutions Corp., Class A(c)	474,204
14,138	Corning, Inc.	374,516
2,164	CSRA, Inc.	67,127
15,452	eBay, Inc.(c)	491,837
4,485	Electronic Arts, Inc.(c)	374,184
971	F5 Networks, Inc.(c)	130,143
34,791	Facebook, Inc., Class A(c)	4,533,963
4,879	Fidelity National Information Services, Inc.	387,490
1,159	First Solar, Inc.(c)	36,149
3,227	Fiserv, Inc.(c)	346,677
2,025	FLIR Systems, Inc.	71,543
2,286	Global Payments, Inc.	176,662
1,847	Harris Corp.	189,705
24,762	Hewlett Packard Enterprise Co.	561,602
25,428	HP, Inc.	382,691
70,436	Intel Corp.	2,593,454
12,860	International Business Machines Corp.	2,244,327
3,625	Intuit, Inc.	429,852
5,653	Juniper Networks, Inc.	151,387
2,324	KLA-Tencor Corp.	197,796
2,421	Lam Research Corp.	278,076
3,573	Linear Technology Corp.	225,563
14,147	Mastercard, Inc., Class A	1,504,251
3,210	Microchip Technology, Inc.	216,193
15,341	Micron Technology, Inc.(c)	369,872

Schedule of Investments(a)

115,568	Microsoft Corp.	$7,471,471
2,467	Motorola Solutions, Inc.	199,112
4,093	NetApp, Inc.	156,844
8,011	NVIDIA Corp.	874,641
44,545	Oracle Corp.	1,786,700
4,784	Paychex, Inc.	288,427
16,679	PayPal Holdings, Inc.(c)	663,491
1,899	Qorvo, Inc.(c)	121,935
21,951	QUALCOMM, Inc.	1,172,842
2,669	Red Hat, Inc.(c)	202,524
9,487	salesforce.com, inc.(c)	750,422
4,377	Seagate Technology PLC	197,622
2,762	Skyworks Solutions, Inc.	253,386
9,266	Symantec Corp.	255,278
5,282	TE Connectivity Ltd.	392,717
1,932	Teradata Corp.(c)	56,724
14,855	Texas Instruments, Inc.	1,122,147
2,459	Total System Services, Inc.	124,622
1,353	VeriSign, Inc.(c)	108,524
27,758	Visa, Inc., Class A	2,295,864
4,243	Western Digital Corp.	338,294
7,206	Western Union Co. (The)	141,093
12,664	Xerox Corp.	87,762
3,753	Xilinx, Inc.	218,425
13,046	Yahoo!, Inc.(c)	574,937

		62,018,856

	Materials - 2.9%
3,231	Air Products & Chemicals, Inc.	451,565
1,672	Albemarle Corp.	154,894
1,322	Avery Dennison Corp.	96,532
2,598	Ball Corp.	198,123
3,465	CF Industries Holdings, Inc.	122,280
16,658	Dow Chemical Co. (The)	993,317
12,920	E.I. du Pont de Nemours & Co.	975,460
2,182	Eastman Chemical Co.	169,105
3,901	Ecolab, Inc.	468,627
1,990	FMC Corp.	119,718
18,619	Freeport-McMoRan, Inc.(c)	310,006
1,180	International Flavors & Fragrances, Inc.	138,308
6,111	International Paper Co.	345,883
4,967	LyondellBasell Industries NV, Class A	463,272
944	Martin Marietta Materials, Inc.	216,742
6,510	Monsanto Co.	705,098
5,205	Mosaic Co. (The)	163,281
7,888	Newmont Mining Corp.	286,177
4,734	Nucor Corp.	274,998
3,925	PPG Industries, Inc.	392,539
4,241	Praxair, Inc.	502,304
2,873	Sealed Air Corp.	139,341
1,201	Sherwin-Williams Co. (The)	364,876
1,967	Vulcan Materials Co.	252,425
3,732	WestRock Co.	199,140

		8,504,011

	Real Estate - 2.9%
6,327	American Tower Corp. REIT	654,844
2,334	Apartment Investment & Management Co., Class A REIT	102,859
2,042	AvalonBay Communities, Inc. REIT	353,899
2,287	Boston Properties, Inc. REIT	299,368
4,462	CBRE Group, Inc., Class A(c)	135,466
5,359	Crown Castle International Corp. REIT	470,681
2,363	Digital Realty Trust, Inc. REIT	254,330
1,061	Equinix, Inc. REIT	408,464
5,435	Equity Residential REIT	330,285
974	Essex Property Trust, Inc. REIT	218,468
1,870	Extra Space Storage, Inc. REIT	134,733
1,067	Federal Realty Investment Trust REIT	149,839
8,679	GGP, Inc. REIT	215,586
6,949	HCP, Inc. REIT	210,694
10,996	Host Hotels & Resorts, Inc. REIT	198,698

3,642	Iron Mountain, Inc. REIT	$130,384
6,317	Kimco Realty Corp. REIT	157,230
1,795	Macerich Co. (The) REIT	123,298
1,688	Mid-America Apartment Communities, Inc. REIT	160,276
7,856	Prologis, Inc. REIT	383,766
2,218	Public Storage REIT	476,870
3,844	Realty Income Corp. REIT	229,218
4,670	Simon Property Group, Inc. REIT	858,206
1,506	SL Green Realty Corp. REIT	164,109
3,973	UDR, Inc. REIT	138,856
5,264	Ventas, Inc. REIT	324,631
2,556	Vornado Realty Trust REIT	271,728
5,389	Welltower, Inc. REIT	357,291
11,118	Weyerhaeuser Co. REIT	348,327

		8,262,404

	Telecommunication Services - 2.5%
91,274	AT&T, Inc.	3,848,112
8,125	CenturyLink, Inc.	210,112
17,447	Frontier Communications Corp.	60,890
4,333	Level 3 Communications, Inc.(c)	257,640
60,592	Verizon Communications, Inc.	2,969,614

		7,346,368

	Utilities - 3.2%
9,797	AES Corp. (The)	112,078
3,382	Alliant Energy Corp.	127,332
3,606	Ameren Corp.	189,856
7,308	American Electric Power Co., Inc.	468,150
2,645	American Water Works Co., Inc.	194,249
6,401	CenterPoint Energy, Inc.	167,770
4,148	CMS Energy Corp.	176,705
4,529	Consolidated Edison, Inc.	336,731
9,315	Dominion Resources, Inc.	710,548
2,666	DTE Energy Co.	262,974
10,240	Duke Energy Corp.	804,250
4,843	Edison International	352,958
2,662	Entergy Corp.	190,706
4,715	Eversource Energy	260,834
13,722	Exelon Corp.	492,345
6,328	FirstEnergy Corp.	191,865
6,945	NextEra Energy, Inc.	859,235
4,797	NiSource, Inc.	107,309
4,691	NRG Energy, Inc.	77,589
7,516	PG&E Corp.	465,165
1,655	Pinnacle West Capital Corp.	128,478
10,101	PPL Corp.	351,919
7,519	Public Service Enterprise Group, Inc.	332,716
2,124	SCANA Corp.	145,919
3,717	Sempra Energy	380,584
14,566	Southern Co. (The)	719,997
4,690	WEC Energy Group, Inc.	276,944
7,549	Xcel Energy, Inc.	311,925

		9,197,131

	Total Common Stocks and Other Equity Interests (Cost $261,137,403)	291,594,302

	Money Market Fund - 0.0%
74,060	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(e) (Cost $74,060)	74,060

	Total Investments (Cost $261,211,463)(f) - 100.8%	291,668,362
	Other assets less liabilities - (0.8)%	(2,362,939)

	Net Assets - 100.0%	$289,305,423

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the Fund are subject to call options written.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended January 31, 2017.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
Invesco Ltd.	$214,744	$19,390	$(42,999)	$(6,625)	$(8,792)	$175,718	$5,433

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $267,952,245. The net unrealized appreciation was $23,716,117, which consisted of aggregate gross unrealized appreciation of $40,542,003 and aggregate gross unrealized depreciation of $16,825,886.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Quality Portfolio (SPHQ)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 16.4%
81,208	Best Buy Co., Inc.	$3,615,380
103,283	CBS Corp., Class B	6,660,721
44,939	Darden Restaurants, Inc.	3,293,130
41,524	Genuine Parts Co.	4,019,938
33,435	Hasbro, Inc.	2,758,722
430,034	Home Depot, Inc. (The)	59,164,078
35,982	Leggett & Platt, Inc.	1,717,061
231,578	Lowe’s Cos., Inc.	16,923,720
136,633	Marriott International, Inc., Class A	11,559,152
47,209	Michael Kors Holdings Ltd.(b)	2,021,017
62,641	Nordstrom, Inc.	2,769,985
79,028	Omnicom Group, Inc.	6,768,748
27,859	O’Reilly Automotive, Inc.(b)	7,306,580
110,076	Ross Stores, Inc.	7,277,124
400,750	Starbucks Corp.	22,129,415
175,089	Target Corp.	11,289,739
61,954	TEGNA, Inc.	1,419,366
185,356	TJX Cos., Inc. (The)	13,886,872
31,900	Urban Outfitters, Inc.(b)	846,626
31,588	Wyndham Worldwide Corp.	2,497,347

		187,924,721

	Consumer Staples - 18.5%
756,139	Altria Group, Inc.	53,821,974
73,213	Brown-Forman Corp., Class B	3,338,513
91,378	Campbell Soup Co.	5,686,453
39,894	Clorox Co. (The)	4,787,280
149,496	Conagra Brands, Inc.	5,843,799
51,908	Dr Pepper Snapple Group, Inc.	4,734,009
170,874	General Mills, Inc.	10,676,207
56,362	Hershey Co. (The)	5,944,500
30,847	McCormick & Co., Inc.	2,947,431
459,890	PepsiCo, Inc.	47,727,384
676,668	Procter & Gamble Co. (The)	59,276,117
152,643	Sysco Corp.	8,007,652

		212,791,319

	Energy - 0.2%
56,972	TechnipFMC PLC (United Kingdom)(b)	1,915,399

	Financials - 5.7%
114,435	Aflac, Inc.	8,009,306
269,455	American Express Co.	20,580,973
71,654	Aon PLC	8,075,406
15,716	Assurant, Inc.	1,526,495
96,854	E*TRADE Financial Corp.(b)	3,627,182
112,199	State Street Corp.	8,549,564
134,464	SunTrust Banks, Inc.	7,640,244
68,822	T. Rowe Price Group, Inc.	4,641,356
31,454	Torchmark Corp.	2,313,127

		64,963,653

	Health Care - 2.8%
190,022	Baxter International, Inc.	9,103,954
23,753	C.R. Bard, Inc.	5,637,300
8,974	Mettler-Toledo International, Inc.(b)	3,828,578
111,382	Stryker Corp.	13,759,018

		32,328,850

	Industrials - 20.8%
142,984	American Airlines Group, Inc.	6,327,042
260,745	Boeing Co. (The)	42,610,948

42,433	C.H. Robinson Worldwide, Inc.	$3,227,454
26,299	Cintas Corp.	3,053,577
197,675	Delta Air Lines, Inc.	9,338,167
173,500	Emerson Electric Co.	10,177,510
49,320	Expeditors International of Washington, Inc.	2,568,586
98,013	Fortive Corp.	5,421,099
80,598	General Dynamics Corp.	14,594,686
1,802,684	General Electric Co.	53,539,715
106,278	Illinois Tool Works, Inc.	13,518,562
48,731	Northrop Grumman Corp.	11,163,297
34,931	Parker-Hannifin Corp.	5,139,398
44,164	Quanta Services, Inc.(b)	1,585,046
33,892	Rockwell Automation, Inc.	5,015,677
34,524	Rockwell Collins, Inc.	3,133,398
197,748	United Parcel Service, Inc., Class B	21,580,239
243,499	United Technologies Corp.	26,704,535

		238,698,936

	Information Technology - 20.8%
84,896	Amphenol Corp., Class A	5,729,631
291,466	Applied Materials, Inc.	9,982,710
124,295	Automatic Data Processing, Inc.	12,552,552
42,862	Citrix Systems, Inc.(b)	3,908,586
420,102	eBay, Inc.(b)	13,371,847
24,374	F5 Networks, Inc.(b)	3,266,847
61,009	Fiserv, Inc.(b)	6,554,197
32,776	Harris Corp.	3,366,423
446,889	Hewlett Packard Enterprise Co.	10,135,442
298,782	International Business Machines Corp.	52,143,435
121,266	Intuit, Inc.	14,379,722
61,305	KLA-Tencor Corp.	5,217,669
45,178	Lam Research Corp.	5,189,145
320,618	Mastercard, Inc., Class A	34,091,312
64,248	Microchip Technology, Inc.	4,327,103
85,885	NetApp, Inc.	3,291,113
94,782	Paychex, Inc.	5,714,407
268,968	Symantec Corp.	7,410,068
43,860	Teradata Corp.(b)	1,287,730
303,366	Texas Instruments, Inc.	22,916,268
142,009	Western Union Co. (The)	2,780,536
263,371	Yahoo!, Inc.(b)	11,606,760

		239,223,503

	Materials - 9.0%
25,095	Avery Dennison Corp.	1,832,437
323,457	Dow Chemical Co. (The)	19,287,741
276,710	E.I. du Pont de Nemours & Co.	20,891,605
101,406	International Paper Co.	5,739,579
141,737	LyondellBasell Industries NV, Class A	13,219,810
115,827	Monsanto Co.	12,545,222
69,309	PPG Industries, Inc.	6,931,593
80,888	Praxair, Inc.	9,580,375
62,430	Sealed Air Corp.	3,027,855
32,606	Sherwin-Williams Co. (The)	9,906,029

		102,962,246

	Real Estate - 0.8%
102,674	Equity Residential REIT	6,239,499
41,827	Macerich Co. (The) REIT	2,873,097

		9,112,596

	Telecommunication Services - 4.7%
1,108,519	Verizon Communications, Inc.	54,328,516

	Utilities - 0.2%
110,046	NiSource, Inc.	2,461,729

	Total Investments (Cost $1,074,968,329)(c) - 99.9%	1,146,711,468
	Other assets less liabilities - 0.1%	692,336

	Net Assets - 100.0%	$1,147,403,804

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,076,044,243. The net unrealized appreciation was $70,667,225, which consisted of aggregate gross unrealized appreciation of $87,526,074 and aggregate gross unrealized depreciation of $16,858,849.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Water Resources Portfolio (PHO)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Building Products - 5.4%
613,188	A.O. Smith Corp.	$29,892,915
480,401	Advanced Drainage Systems, Inc.	11,577,664

		41,470,579

	Chemicals - 8.6%
312,350	Calgon Carbon Corp.	4,950,748
510,910	Ecolab, Inc.	61,375,618

		66,326,366

	Commercial Services & Supplies - 2.6%
462,278	Tetra Tech, Inc.	20,201,549

	Construction & Engineering - 3.9%
223,868	Aegion Corp.(b)	5,207,170
112,057	Layne Christensen Co.(b)	1,168,754
163,802	Valmont Industries, Inc.	23,587,488

		29,963,412

	Electronic Equipment, Instruments & Components - 4.1%
220,615	Badger Meter, Inc.	8,504,708
370,309	Itron, Inc.(b)	22,848,065

		31,352,773

	Health Care Equipment & Supplies - 8.3%
762,935	Danaher Corp.	64,025,505

	Industrial Conglomerates - 8.2%
329,293	Roper Technologies, Inc.	63,174,862

	Life Sciences Tools & Services - 8.2%
443,178	Waters Corp.(b)	62,776,164

	Machinery - 27.0%
1,189,426	Energy Recovery, Inc.(b)	12,179,722
208,157	Franklin Electric Co., Inc.	8,399,135
46,896	Gorman-Rupp Co. (The)	1,522,244
318,550	IDEX Corp.	28,720,468
131,767	Lindsay Corp.	9,927,326
214,087	Mueller Industries, Inc.	8,619,143
1,427,376	Mueller Water Products, Inc., Class A	19,212,481
518,955	Pentair PLC (United Kingdom)	30,426,332
631,458	Rexnord Corp.(b)	13,948,907
563,374	Toro Co. (The)	33,199,630
184,504	Watts Water Technologies, Inc., Class A	12,177,264
578,118	Xylem, Inc.	28,506,998

		206,839,650

	Trading Companies & Distributors - 8.4%
1,519,842	HD Supply Holdings, Inc.(b)	64,289,317

	Water Utilities - 15.2%
194,179	American States Water Co.	8,501,157
411,471	American Water Works Co., Inc.	30,218,430
1,003,003	Aqua America, Inc.	30,501,321
30,073	Artesian Resources Corp., Class A	933,165
246,165	California Water Service Group	8,492,692
2,521,514	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	25,114,279
56,872	Connecticut Water Service, Inc.	3,073,363
89,459	Consolidated Water Co. Ltd. (Cayman Islands)	921,428

32,069	Global Water Resources, Inc.	$261,042
74,047	Middlesex Water Co.	2,799,717
118,309	SJW Corp.	5,927,281

		116,743,875

	Total Common Stocks and Other Equity Interests
	(Cost $603,314,168)	767,164,052

	Money Market Fund - 0.1%
560,903	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c)
	(Cost $560,903)	560,903

	Total Investments (Cost $603,875,071)(d) - 100.0%	767,724,955
	Other assets less liabilities - (0.0)%	(349,837)

	Net Assets - 100.0%	$767,375,118

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $608,322,989. The net unrealized appreciation was $159,401,966, which consisted of aggregate gross unrealized appreciation of $164,577,619 and aggregate gross unrealized depreciation of $5,175,653.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Clean Energy Portfolio (PBW)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Aerospace & Defense - 3.2%
52,702	Hexcel Corp.	$2,706,248

	Auto Components - 3.0%
70,699	Gentherm, Inc.(b)	2,502,745

	Automobiles - 3.8%
12,857	Tesla, Inc.(b)(c)	3,239,064

	Chemicals - 6.8%
18,712	Air Products & Chemicals, Inc.	2,615,189
96,659	Sociedad Quimica y Minera de Chile SA ADR (Chile)	3,124,019

		5,739,208

	Construction & Engineering - 5.9%
437,935	Ameresco, Inc., Class A(b)	2,277,262
76,746	Quanta Services, Inc.(b)	2,754,414

		5,031,676

	Electrical Equipment - 16.4%
55,942	American Superconductor Corp.(b)(c)	391,035
1,407,996	Ballard Power Systems, Inc. (Canada)(b)(c)	2,618,872
210,895	FuelCell Energy, Inc.(b)(c)	316,342
137,704	General Cable Corp.	2,795,391
105,448	Hydrogenics Corp. (Canada)(b)(c)	616,871
256,527	LSI Industries, Inc.	2,442,137
1,951,245	Plug Power, Inc.(b)(c)	2,068,320
500,027	Sunrun, Inc.(b)(c)	2,645,143

		13,894,111

	Electronic Equipment, Instruments & Components - 7.1%
41,681	Itron, Inc.(b)	2,571,718
81,424	Maxwell Technologies, Inc.(b)	387,578
46,100	Universal Display Corp.(b)	3,042,600

		6,001,896

	Independent Power & Renewable Electricity Producers - 16.6%
135,075	Atlantica Yield PLC (Spain)	2,890,605
52,019	Ormat Technologies, Inc.	2,793,420
136,134	Pattern Energy Group, Inc.	2,687,285
183,387	Sky Solar Holdings Ltd. ADR (Hong Kong)(b)(c)	346,601
670,552	TerraForm Global, Inc., Class A	2,950,429
202,410	TerraForm Power, Inc., Class A(b)	2,402,607

		14,070,947

	Oil, Gas & Consumable Fuels - 2.8%
276,940	Renewable Energy Group, Inc.(b)	2,409,378

	Semiconductors & Semiconductor Equipment - 30.8%
44,282	Advanced Energy Industries, Inc.(b)	2,605,553
222,360	Canadian Solar, Inc. (Canada)(b)(c)	2,603,836
90,245	Cree, Inc.(b)	2,488,957
133,736	Daqo New Energy Corp. ADR (China)(b)(c)	3,265,833
84,054	First Solar, Inc.(b)(c)	2,621,644
330,727	Hanwha Q CELLS Co. Ltd. ADR (South Korea)(b)(c)	2,573,056
560,677	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	2,556,687

195,899	SolarEdge Technologies, Inc.(b)(c)	$2,536,892
400,831	SunPower Corp.(b)(c)	2,661,518
84,287	Veeco Instruments, Inc.(b)	2,170,390

		26,084,366

	Software - 3.5%
68,586	EnerNOC, Inc.(b)	390,940
201,460	Silver Spring Networks, Inc.(b)	2,574,659

		2,965,599

	Total Common Stocks and Other Equity Interests
	(Cost $90,158,935)	84,645,238

	Money Market Fund - 0.2%
146,839	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d)
	(Cost $146,839)	146,839

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $90,305,774) - 100.1%	84,792,077

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 24.2%
20,484,021	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $20,484,021)	20,484,021

	Total Investments (Cost $110,789,795)(f) - 124.3%	105,276,098
	Other assets less liabilities - (24.3)%	(20,566,677)

	Net Assets - 100.0%	$84,709,421

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $116,086,829. The net unrealized depreciation was $10,810,731, which consisted of aggregate gross unrealized appreciation of $12,517,466 and aggregate gross unrealized depreciation of $23,328,197.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Components - 3.2%
24,250	Kandi Technologies Group, Inc. (China)(b)(c)	$103,062
10,268	Tenneco, Inc.(c)	692,577

		795,639

	Automobiles - 3.0%
19,073	Tata Motors Ltd. ADR (India)	743,084

	Building Products - 8.5%
14,172	A.O. Smith Corp.	690,885
12,606	Apogee Enterprises, Inc.	719,550
12,670	Owens Corning	700,018

		2,110,453

	Chemicals - 8.2%
7,031	Albemarle Corp.	651,352
11,015	FMC Corp.	662,662
14,442	Methanex Corp. (Canada)	722,822

		2,036,836

	Commercial Services & Supplies - 6.0%
45,831	CECO Environmental Corp.	601,303
39,648	Covanta Holding Corp.	638,333
7,855	Heritage-Crystal Clean, Inc.(c)	117,432
16,992	Hudson Technologies, Inc.(c)	123,362

		1,480,430

	Construction & Engineering - 4.8%
18,259	Chicago Bridge & Iron Co. NV	606,381
16,012	MasTec, Inc.(c)	596,447
		1,202,828

	Electric Utilities - 3.2%
276,305	Cia Energetica de Minas Gerais ADR (Brazil)(b)	784,706

	Electrical Equipment - 13.3%
2,886	Acuity Brands, Inc.	598,066
9,758	Eaton Corp. PLC	690,671
11,936	Emerson Electric Co.	700,166
7,893	EnerSys	615,259
9,623	Regal Beloit Corp.	698,630

		3,302,792

	Electronic Equipment, Instruments & Components - 2.8%
26,218	Corning, Inc.	694,515

	Energy Equipment & Services - 2.8%
86,131	McDermott International, Inc.(c)	697,661

	Food & Staples Retailing - 2.2%
14,442	Andersons, Inc. (The)	545,186

	Independent Power & Renewable Electricity Producers - 5.2%
53,647	Calpine Corp.(c)	633,035
39,522	NRG Yield, Inc., Class C	669,898

		1,302,933

	Machinery - 16.2%
16,674	Altra Industrial Motion Corp.	621,940

16,836	Chart Industries, Inc.(c)	$653,068
11,669	ESCO Technologies, Inc.	679,136
10,975	Luxfer Holdings PLC ADR (United Kingdom)	119,847
10,674	Lydall, Inc.(c)	651,114
5,763	WABCO Holdings, Inc.(c)	628,340
9,632	Woodward, Inc.	670,773

		4,024,218

	Mortgage REITs - 2.3%
31,958	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	584,192

	Oil, Gas & Consumable Fuels - 18.3%
85,797	Chesapeake Energy Corp.(c)	553,391
208,603	Clean Energy Fuels Corp.(c)	540,282
84,435	Cosan Ltd., Class A (Brazil)	690,678
27,032	Golar LNG Ltd. (Bermuda)	699,048
22,203	Green Plains, Inc.	499,567
65,135	Pacific Ethanol, Inc.(c)	462,458
18,396	Range Resources Corp.	594,927
57,977	Southwestern Energy Co.(c)	522,373

		4,562,724

	Total Common Stocks and Other Equity Interests
	(Cost $19,554,546)	24,868,197

	Money Market Fund - 0.1%
16,541	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d)
	(Cost $16,541)	16,541

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $19,571,087) - 100.1%	24,884,738

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
203,185	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $203,185)	203,185

	Total Investments (Cost $19,774,272)(f) - 100.9%	25,087,923
	Other assets less liabilities - (0.9)%	(227,947)

	Net Assets - 100.0%	$24,859,976

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $20,076,732. The net unrealized appreciation was $5,011,191, which consisted of aggregate gross unrealized appreciation of $6,302,145 and aggregate gross unrealized depreciation of $1,290,954.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares BuyBack Achievers™ Portfolio (PKW)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 24.1%
116,850	American Eagle Outfitters, Inc.	$1,765,603
53	American Public Education, Inc.(b)	1,288
5,076	America’s Car-Mart, Inc.(b)	212,938
14,288	Asbury Automotive Group, Inc.(b)	937,293
94	Ascent Capital Group, Inc., Class A(b)	1,456
64,917	AutoNation, Inc.(b)	3,448,391
18,388	AutoZone, Inc.(b)	13,330,932
97,708	Bed Bath & Beyond, Inc.	3,942,518
201,621	Best Buy Co., Inc.	8,976,167
28,628	Big Lots, Inc.	1,431,400
14,943	BJ’s Restaurants, Inc.(b)	531,224
67,709	Bloomin’ Brands, Inc.	1,158,501
12,916	Bob Evans Farms, Inc.	728,850
155	Bright Horizons Family Solutions, Inc.(b)	10,983
31,902	Brinker International, Inc.(c)	1,419,639
45,356	Burlington Stores, Inc.(b)	3,796,297
122,371	CarMax, Inc.(b)	8,163,369
182	Carriage Services, Inc.	4,723
31,719	Carter’s, Inc.	2,656,466
252,039	CBS Corp., Class B	16,253,995
83,265	Chico’s FAS, Inc.	1,123,245
11,698	Children’s Place, Inc. (The)	1,134,706
18,599	Chipotle Mexican Grill, Inc.(b)	7,838,363
10,670	Churchill Downs, Inc.	1,529,544
92,512	Dana, Inc.	1,863,192
34	Deckers Outdoor Corp.(b)	1,958
47,135	Denny’s Corp.(b)	573,633
18,880	Dillard’s, Inc., Class A	1,065,587
97,618	Discovery Communications, Inc., Class A(b)	2,767,470
177,489	Dollar General Corp.	13,102,238
30,889	Domino’s Pizza, Inc.	5,391,366
46,452	DSW, Inc., Class A	982,924
234	Dunkin’ Brands Group, Inc.	12,138
50,376	Express, Inc.(b)	535,497
26,060	Finish Line, Inc. (The), Class A	448,232
24,273	Francesca’s Holdings Corp.(b)	423,321
17,489	FTD Cos., Inc.(b)	401,897
6,261	Gaia, Inc.(b)	54,471
12,766	Genesco, Inc.(b)	768,513
43,944	GNC Holdings, Inc., Class A(c)	389,783
13,730	Group 1 Automotive, Inc.	1,109,247
367,147	Groupon, Inc., Class A(b)(c)	1,266,657
133,064	H&R Block, Inc.	2,855,553
113,755	Harley-Davidson, Inc.	6,488,585
191	Hibbett Sports, Inc.(b)	6,303
79,028	Houghton Mifflin Harcourt Co.(b)	893,016
15,390	Hyatt Hotels Corp., Class A(b)	841,987
25,551	Intrawest Resorts Holdings, Inc.(b)	526,606
17,432	iRobot Corp.(b)	1,055,682
20,917	Jack in the Box, Inc.	2,257,363
12,850	JAKKS Pacific, Inc.(b)	65,535
10,215	Kirkland’s, Inc.(b)	141,784
113,377	Kohl’s Corp.	4,515,806
75,051	La Quinta Holdings, Inc.(b)	1,060,471

45,104	Lear Corp.	$6,408,827
149	Lowe’s Cos., Inc.	10,889
238	Marriott International, Inc., Class A	20,135
17,345	Marriott Vacations Worldwide Corp.	1,499,996
533,527	McDonald’s Corp.	65,394,404
105,522	Michael Kors Holdings Ltd.(b)	4,517,397
212	Movado Group, Inc.	5,756
24,799	Murphy USA, Inc.(b)	1,579,696
197	NACCO Industries, Inc., Class A	14,529
111,365	Nordstrom, Inc.	4,924,560
14,097	Panera Bread Co., Class A(b)	2,947,119
23,700	Papa John’s International, Inc.	2,019,714
54,722	Penske Automotive Group, Inc.	2,974,688
13,316	Popeyes Louisiana Kitchen, Inc.(b)	841,438
16,183	Potbelly Corp.(b)	210,379
212,576	PulteGroup, Inc.	4,572,510
8,261	Red Robin Gourmet Burgers, Inc.(b)	392,811
20,487	Ruth’s Hospitality Group, Inc.	351,352
252	Scripps Networks Interactive, Inc., Class A	19,192
28,873	Select Comfort Corp.(b)	582,657
115	Service Corp. International	3,350
11,836	Shoe Carnival, Inc.	302,647
58	Shutterfly, Inc.(b)	2,977
44,703	Signet Jewelers Ltd.	3,472,082
3,099,812	Sirius XM Holdings, Inc.(c)	14,631,113
21,099	Sonic Automotive, Inc., Class A	493,717
29,398	Sonic Corp.	732,010
34,029	Sotheby’s(b)	1,351,292
17,453	Stage Stores, Inc.	48,868
360,867	Target Corp.	23,268,704
37,199	Tempur Sealy International, Inc.(b)	1,599,557
154	Tenneco, Inc.(b)	10,387
63,643	Time, Inc.	1,225,128
104,337	Toll Brothers, Inc.(b)	3,272,008
56,157	Tribune Media Co., Class A	1,619,568
678,959	Twenty-First Century Fox, Inc., Class A	21,305,733
1	Universal Electronics, Inc.(b)	60
37,783	Vista Outdoor, Inc.(b)	1,088,528
22,082	Visteon Corp.(b)	1,977,885
15,301	Vitamin Shoppe, Inc.(b)	331,267
165,137	Wendy’s Co. (The)	2,234,304
69,500	Wyndham Worldwide Corp.	5,494,670
235,786	Yum! Brands, Inc.	15,451,057
15,995	Zumiez, Inc.(b)	320,700

		331,790,367

	Consumer Staples - 2.3%
76	Archer-Daniels-Midland Co.	3,364
157	Fresh Del Monte Produce, Inc.	8,988
118,677	Mead Johnson Nutrition Co.	8,361,982
219	MGP Ingredients, Inc.	9,283
108	Mondelez International, Inc., Class A	4,782
366,829	Monster Beverage Corp.(b)	15,626,915
7,252	Natural Health Trends Corp.	181,880
91,441	Sprouts Farmers Market, Inc.(b)	1,707,204
204,769	Whole Foods Market, Inc.	6,188,119

		32,092,517

	Energy - 1.4%
7,095	Harvest Natural Resources, Inc.(b)	46,543
201	National Oilwell Varco, Inc.	7,600
24,769	Renewable Energy Group, Inc.(b)	215,490
73	REX American Resources Corp.(b)	6,061
125	SEACOR Holdings, Inc.(b)	9,196
290,819	Valero Energy Corp.	19,124,258

		19,409,148

	Financials - 25.3%
1	Aflac, Inc.	70

Schedule of Investments(a)

225	Allstate Corp. (The)	$16,922
588,015	American Express Co.	44,912,586
660,080	American International Group, Inc.	42,416,741
101,666	Ameriprise Financial, Inc.	11,414,042
239	Anworth Mortgage Asset Corp. REIT	1,226
141,199	Apollo Investment Corp.	827,426
222	Arch Capital Group Ltd.(b)	19,614
23,652	ARMOUR Residential REIT, Inc. REIT(c)	497,165
36,777	Assurant, Inc.	3,572,150
83,844	Assured Guaranty Ltd.	3,262,370
56,966	Axis Capital Holdings Ltd.	3,646,394
48,772	Beneficial Bancorp, Inc.	870,580
65	Capital Bank Financial Corp., Class A	2,561
309,860	Capital One Financial Corp.	27,078,665
96	Central Pacific Financial Corp.	3,008
246	Chimera Investment Corp. REIT	4,337
14,806	Clifton Bancorp, Inc.	229,789
111,527	CNO Financial Group, Inc.	2,108,976
98	Cowen Group, Inc., Class A(b)	1,470
253,609	Discover Financial Services	17,570,031
14	Dynex Capital, Inc. REIT	94
175,914	E*TRADE Financial Corp.(b)	6,587,979
26,260	Everest Re Group Ltd.	5,775,362
10,915	First Community Bancshares, Inc.	317,626
7,023	First Financial Northwest, Inc.	145,727
139,311	Fortress Investment Group LLC, Class A	781,535
365,435	Franklin Resources, Inc.	14,522,387
111	Fulton Financial Corp.	2,020
255,474	Goldman Sachs Group, Inc. (The)	58,585,298
160	Hancock Holding Co.	7,336
242,917	Hartford Financial Services Group, Inc. (The)	11,832,487
6,544	HCI Group, Inc.	270,660
68	HomeTrust Bancshares, Inc.(b)	1,683
71,691	Invesco Mortgage Capital, Inc. REIT(d)	1,044,538
198,709	Investors Bancorp, Inc.	2,851,474
235	KCG Holdings, Inc., Class A(b)	3,283
56,871	Kearny Financial Corp.	867,283
64,893	Legg Mason, Inc.	2,056,459
146,841	Lincoln National Corp.	9,913,236
218	Loews Corp.	10,154
57,279	LPL Financial Holdings, Inc.	2,251,065
87,277	MBIA, Inc.(b)	890,225
234	Moody’s Corp.	24,259
60,691	MSCI, Inc.	5,022,180
29,423	Mtge Investment Corp. REIT	467,826
16,726	National Bank Holdings Corp., Class A	543,595
62,639	Nationstar Mortgage Holdings, Inc.(b)	1,136,271
194,765	Navient Corp.	2,929,266
19,713	Nelnet, Inc., Class A	966,528
244	Northfield Bancorp, Inc.	4,404
42,850	PennyMac Mortgage Investment Trust REIT	726,307
34,436	PHH Corp.(b)	502,077
246	Piper Jaffray Cos.(b)	17,343
29,514	Primerica, Inc.	2,226,831
183	ProAssurance Corp.	9,955
49,249	Redwood Trust, Inc. REIT	763,359
7,353	Regional Management Corp.(b)	183,899
791,046	Regions Financial Corp.	11,398,973
26,441	RenaissanceRe Holdings Ltd. (Bermuda)	3,604,437
26,935	State National Cos., Inc.	370,626
78,572	Synovus Financial Corp.	3,274,881
33,073	TICC Capital Corp.	227,873
182,583	Travelers Cos., Inc. (The)	21,504,626
247	Validus Holdings Ltd.	14,079
3,783	Virtus Investment Partners, Inc.	412,347

125,216	Voya Financial, Inc.	$5,036,188
234	Walker & Dunlop, Inc.(b)	7,350
158	Washington Federal, Inc.	5,190
151	Waterstone Financial, Inc.	2,733
3,093	White Mountains Insurance Group Ltd.	2,813,888
172,860	XL Group Ltd. (Bermuda)	6,494,350

		347,865,675

	Health Care - 9.3%
23,380	Air Methods Corp.(b)	834,666
205	Atrion Corp.	100,163
206	Biogen, Inc.(b)	57,111
96	Cutera, Inc.(b)	1,776
126,822	DaVita, Inc.(b)	8,084,902
396,155	Express Scripts Holding Co.(b)	27,287,156
846,413	Gilead Sciences, Inc.	61,322,622
240,815	HCA Holdings, Inc.(b)	19,332,628
34,447	INC Research Holdings, Inc., Class A(b)	1,825,691
69,856	Innoviva, Inc.(b)	740,474
25,799	LifePoint Health, Inc.(b)	1,531,171
15,155	Magellan Health, Inc.(b)	1,135,867
11,453	Orthofix International NV(b)	411,621
9,100	Providence Service Corp. (The)(b)	351,715
27,250	United Therapeutics Corp.(b)	4,458,918

		127,476,481

	Industrials - 24.9%
191	AAR Corp.	6,110
122	ACCO Brands Corp.(b)	1,555
191	Actuant Corp., Class A	4,995
21,820	Aegion Corp.(b)	507,533
51,765	AGCO Corp.	3,250,842
38,270	Air Transport Services Group, Inc.(b)	617,295
332,997	American Airlines Group, Inc.	14,735,117
243	American Railcar Industries, Inc.(c)	10,823
56,528	Avis Budget Group, Inc.(b)	2,103,972
31,278	Babcock & Wilcox Enterprises, Inc.(b)	520,466
396,757	Boeing Co. (The)	64,838,029
63,754	BWX Technologies, Inc.	2,645,153
157	Cintas Corp.	18,229
32	CIRCOR International, Inc.	1,993
25,693	Continental Building Products, Inc.(b)	597,362
5,562	CRA International, Inc.	184,825
108,110	Cummins, Inc.	15,893,251
254	Deere & Co.	27,191
473,218	Delta Air Lines, Inc.	22,354,818
39,998	DigitalGlobe, Inc.(b)	1,121,944
149	Dover Corp.	11,585
18,777	Echo Global Logistics, Inc.(b)	445,954
191	Emerson Electric Co.	11,204
125	EnPro Industries, Inc.	8,489
49	Esterline Technologies Corp.(b)	4,197
167	Fluor Corp.	9,268
8,861	Franklin Covey Co.(b)	155,068
25,634	GATX Corp.	1,482,158
2,161,441	General Electric Co.	64,194,798
53	Graco, Inc.	4,748
28,969	Griffon Corp.	737,261
53,303	Hertz Global Holdings, Inc.(b)	1,117,764
21,327	Hub Group, Inc., Class A(b)	945,852
13,957	Huron Consulting Group, Inc.(b)	632,252
127	Illinois Tool Works, Inc.	16,154
13,670	Insperity, Inc.	977,405
221	Jacobs Engineering Group, Inc.(b)	12,940
17,423	Kforce, Inc.	400,729
108	Kirby Corp.(b)	6,961
212	L3 Technologies, Inc.	33,642
40	Lennox International, Inc.	6,272
42,610	Lincoln Electric Holdings, Inc.	3,552,396

Schedule of Investments(a)

43,213	ManpowerGroup, Inc.	$4,125,113
24	Masco Corp.	791
202	McGrath RentCorp	7,733
214	Meritor, Inc.(b)	3,088
61,225	MRC Global, Inc.(b)	1,258,174
28,684	MSC Industrial Direct Co., Inc., Class A	2,930,071
10,321	MYR Group, Inc.(b)	397,049
46	Nordson Corp.	5,222
23	Northrop Grumman Corp.	5,269
248	Oshkosh Corp.	17,268
54	Parker-Hannifin Corp.	7,945
119,343	Pitney Bowes, Inc.	1,899,941
238	Powell Industries, Inc.	9,158
222	Quanex Building Products Corp.	4,385
93,085	Quanta Services, Inc.(b)	3,340,821
31,579	RPX Corp.(b)	342,948
395,497	Southwest Airlines Co.	20,688,448
78,156	Spirit AeroSystems Holdings, Inc., Class A	4,693,268
53,086	Swift Transportation Co., Class A(b)	1,211,953
208	Tetra Tech, Inc.	9,090
50,100	Timken Co. (The)	2,224,440
203,843	United Continental Holdings, Inc.(b)	14,364,816
54,160	United Rentals, Inc.(b)	6,851,782
529,006	United Technologies Corp.	58,016,088
114	Valmont Industries, Inc.	16,416
38,478	W.W. Grainger, Inc.	9,718,388
39,856	Wabash National Corp.	703,458
57,226	Wabtec Corp.	4,958,061
130	WESCO International, Inc.(b)	9,191
4,169	Willis Lease Finance Corp.(b)	106,226

		342,135,201

	Information Technology - 12.0%
37,108	Alliance Data Systems Corp.	8,474,725
691,784	Applied Materials, Inc.	23,693,602
49,794	Aspen Technology, Inc.(b)	2,644,559
57,907	Bankrate, Inc.(b)	631,186
18,515	Care.com, Inc.(b)	156,267
96,049	CDK Global, Inc.	6,007,865
103,119	CDW Corp.	5,311,660
611,192	Corning, Inc.	16,190,476
212	Cree, Inc.(b)	5,847
31,982	DHI Group, Inc.(b)	182,297
20,616	DST Systems, Inc.	2,373,932
718,223	eBay, Inc.(b)	22,861,038
75	Ebix, Inc.(c)	4,162
165	EMCORE Corp.	1,485
4,549	ePlus, Inc.(b)	509,715
41,963	F5 Networks, Inc.(b)	5,624,301
139,700	Fiserv, Inc.(b)	15,007,971
247	Gartner, Inc.(b)	24,542
128,978	Genpact Ltd.(b)	3,183,177
12,994	GSI Technology, Inc.(b)	79,393
50,335	Harmonic, Inc.(b)	266,775
37	Insight Enterprises, Inc.(b)	1,374
86,116	Integrated Device Technology, Inc.(b)	2,169,262
196	Intuit, Inc.	23,242
156	Juniper Networks, Inc.	4,178
17,657	Kimball Electronics, Inc.(b)	301,935
224	Kulicke & Soffa Industries, Inc. (Singapore)(b)	3,938
106,844	Motorola Solutions, Inc.	8,623,379
79,729	NCR Corp.(b)	3,429,942
176,919	NetApp, Inc.	6,779,536
7	NETGEAR, Inc.(b)	398
58,832	NetScout Systems, Inc.(b)	1,959,106
187,118	Nuance Communications, Inc.(b)	2,967,691

45	ON Semiconductor Corp.(b)	$599
31,418	Planet Payment, Inc.(b)	132,584
36	Plantronics, Inc.	2,037
82,060	Qorvo, Inc.(b)	5,269,073
144	QUALCOMM, Inc.	7,694
70,961	Rambus, Inc.(b)	921,074
31,157	RetailMeNot, Inc.(b)	281,971
63	Rudolph Technologies, Inc.(b)	1,446
47,170	Sanmina Corp.(b)	1,837,272
16,382	ScanSource, Inc.(b)	647,908
400,522	Symantec Corp.	11,034,381
121	Tech Data Corp.(b)	10,353
75	Teradyne, Inc.	2,129
73	Ultratech, Inc.(b)	1,892
67,387	VeriSign, Inc.(b)(c)	5,405,111

		165,054,480

	Materials - 0.2%
30,127	Carpenter Technology Corp.	1,205,683
94	Chemtura Corp.(b)	3,111
10,773	Clearwater Paper Corp.(b)	677,622
5	Innophos Holdings, Inc.	243
5	Kraton Corp.(b)	134
117	Reliance Steel & Aluminum Co.	9,319
133	Sealed Air Corp.	6,451
152	Sensient Technologies Corp.	11,666
48,555	Summit Materials, Inc., Class A(b)	1,218,731
189	Worthington Industries, Inc.	9,032

		3,141,992

	Real Estate - 0.6%
16,684	Ashford Hospitality Prime, Inc. REIT	224,233
27,025	Hersha Hospitality Trust REIT	540,230
45,728	iStar, Inc. REIT(b)	513,068
92,338	Macerich Co. (The) REIT	6,342,697
52,764	New Senior Investment Group, Inc. REIT	528,168
91	Piedmont Office Realty Trust, Inc., Class A REIT	1,976
55	St. Joe Co. (The)(b)	927

		8,151,299

	Telecommunication Services - 0.0%
21,272	General Communication, Inc., Class A(b)	427,993

	Utilities - 0.0%
173	AES Corp. (The)	1,979
227	NRG Energy, Inc.	3,755

		5,734

	Total Common Stocks and Other Equity Interests (Cost $1,287,868,893)	1,377,550,887

	Money Market Fund - 0.1%
960,599	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(e) (Cost $960,599)	960,599

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,288,829,492) - 100.2%	1,378,511,486

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.7%
22,964,076	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(e)(f) (Cost $22,964,076)	22,964,076

Schedule of Investments(a)

Total Investments (Cost $1,311,793,568)(g) - 101.9%	$1,401,475,562
Other assets less liabilities - (1.9)%	(26,220,468)

Net Assets - 100.0%	$1,375,255,094

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Mortgage Capital, Inc. REIT for the nine months ended January 31, 2017.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2017	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$–	$1,045,255	$–	$(717)	$–	$1,044,538	$–

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,318,173,254. The net unrealized appreciation was $83,302,308, which consisted of aggregate gross unrealized appreciation of $97,145,701 and aggregate gross unrealized depreciation of $13,843,393.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dividend Achievers™ Portfolio (PFM)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 6.8%
3,085	Aaron’s, Inc.	$95,450
13,948	Best Buy Co., Inc.	620,965
852	Bob Evans Farms, Inc.	48,078
1,039	Cracker Barrel Old Country Store, Inc.	164,224
17,202	Gap, Inc. (The)	396,162
6,429	Genuine Parts Co.	622,392
5,388	Hasbro, Inc.	444,564
1,116	International Speedway Corp., Class A	40,901
2,086	John Wiley & Sons, Inc., Class A	114,939
5,770	Leggett & Platt, Inc.	275,344
37,591	Lowe’s Cos., Inc.	2,747,150
35,890	McDonald’s Corp.	4,399,037
1,694	Meredith Corp.	103,842
1,393	Monro Muffler Brake, Inc.	83,441
57,745	NIKE, Inc., Class B	3,054,711
2,767	Polaris Industries, Inc.	232,622
17,138	Ross Stores, Inc.	1,132,993
24,276	Target Corp.	1,565,317
5,374	Tiffany & Co.	423,041
28,175	TJX Cos., Inc. (The)	2,110,871
17,879	VF Corp.	920,411
15,862	Yum! Brands, Inc.	1,039,437

		20,635,892

	Consumer Staples - 22.5%
84,287	Altria Group, Inc.	5,999,549
1,219	Andersons, Inc. (The)	46,017
24,868	Archer-Daniels-Midland Co.	1,100,658
9,603	Brown-Forman Corp., Class B	437,897
6,027	Bunge Ltd.	417,129
1,689	Casey’s General Stores, Inc.	194,066
11,177	Church & Dwight Co., Inc.	505,424
5,563	Clorox Co. (The)	667,560
186,394	Coca-Cola Co. (The)	7,748,399
38,415	Colgate-Palmolive Co.	2,480,841
18,891	Costco Wholesale Corp.	3,097,179
46,089	CVS Health Corp.	3,632,274
8,962	Flowers Foods, Inc.	180,226
25,559	General Mills, Inc.	1,596,926
22,870	Hormel Foods Corp.	830,181
807	J & J Snack Foods Corp.	102,949
5,031	JM Smucker Co. (The)	683,461
15,166	Kellogg Co.	1,102,720
15,478	Kimberly-Clark Corp.	1,874,850
1,186	Lancaster Colony Corp.	155,425
4,946	McCormick & Co., Inc.	472,590
2,351	Nu Skin Enterprises, Inc., Class A	121,970
61,983	PepsiCo, Inc.	6,432,596
115,648	Procter & Gamble Co. (The)	10,130,765
61,618	Reynolds American, Inc.	3,705,090
23,636	Sysco Corp.	1,239,945
1,630	Tootsie Roll Industries, Inc.	61,043
985	Universal Corp.	66,980
5,518	Vector Group Ltd.	121,727
46,818	Walgreens Boots Alliance, Inc.	3,836,267

133,526	Wal-Mart Stores, Inc.	$8,911,525

		67,954,229

	Energy - 10.6%
3,209	Alliance Resource Partners LP	76,374
6,060	Buckeye Partners LP	422,443
81,583	Chevron Corp.	9,084,267
90,938	Enterprise Products Partners LP	2,576,274
24,913	EOG Resources, Inc.	2,530,663
135,050	Exxon Mobil Corp.	11,329,344
5,089	Genesis Energy LP	184,578
4,670	Helmerich & Payne, Inc.	332,317
2,709	Holly Energy Partners LP	100,098
9,846	Magellan Midstream Partners LP	787,975
7,431	Murphy Oil Corp.	214,830
33,026	Occidental Petroleum Corp.	2,238,172
9,188	ONEOK Partners LP	396,370
9,099	ONEOK, Inc.	501,446
17,847	Plains All American Pipeline LP	560,217
13,901	Sunoco Logistics Partners LP	354,754
2,892	TC PipeLines LP	173,751
699	TransMontaigne Partners LP	31,078

		31,894,951

	Financials - 5.4%
1,116	1st Source Corp.	50,343
17,636	Aflac, Inc.	1,234,344
3,803	American Equity Investment Life Holding Co.	89,751
3,747	American Financial Group, Inc.	322,879
6,830	Ameriprise Financial, Inc.	766,804
2,459	Assurant, Inc.	238,843
3,819	Axis Capital Holdings Ltd.	244,454
680	BancFirst Corp.	64,158
5,230	Bank of the Ozarks, Inc.	286,970
2,847	BOK Financial Corp.	234,137
6,053	Brown & Brown, Inc.	255,013
20,112	Chubb Ltd.	2,644,527
7,119	Cincinnati Financial Corp.	502,459
4,379	Commerce Bancshares, Inc.	247,545
1,915	Community Bank System, Inc.	111,759
762	Community Trust Bancorp, Inc.	35,243
2,716	Cullen/Frost Bankers, Inc.	242,810
4,867	Eaton Vance Corp.	204,073
1,995	Erie Indemnity Co., Class A	223,660
1,726	FactSet Research Systems, Inc.	298,684
24,583	Franklin Resources, Inc.	976,928
1,836	Hanover Insurance Group, Inc. (The)	154,114
478	Infinity Property & Casualty Corp.	41,514
17,655	Invesco Ltd.(b)	510,583
2,385	Mercury General Corp.	150,851
11,334	Old Republic International Corp.	235,747
13,440	People’s United Financial, Inc.	252,000
2,998	Prosperity Bancshares, Inc.	217,745
1,778	RenaissanceRe Holdings Ltd. (Bermuda)	242,377
1,894	RLI Corp.	112,542
11,198	S&P Global, Inc.	1,345,776
6,906	SEI Investments Co.	335,010
1,134	Southside Bancshares, Inc.	38,737
10,520	T. Rowe Price Group, Inc.	709,469
648	Tompkins Financial Corp.	58,676
5,124	Torchmark Corp.	376,819
12,277	Travelers Cos., Inc. (The)	1,445,985
2,140	UMB Financial Corp.	165,080
3,303	United Bankshares, Inc.(c)	147,974
5,239	W.R. Berkley Corp.	352,113
1,107	Westamerica Bancorporation(c)	62,822
379	Westwood Holdings Group, Inc.	21,194

		16,252,512

Schedule of Investments(a)

	Health Care - 8.8%
63,630	Abbott Laboratories	$2,657,825
9,511	AmerisourceBergen Corp.	830,120
78	Atrion Corp.	38,111
9,176	Becton, Dickinson and Co.	1,626,813
3,177	C.R. Bard, Inc.	753,997
13,833	Cardinal Health, Inc.	1,036,922
105,929	Johnson & Johnson	11,996,459
59,724	Medtronic PLC	4,540,218
652	National Healthcare Corp.	48,802
2,654	Owens & Minor, Inc.	95,225
6,197	Perrigo Co. PLC	471,902
3,677	STERIS PLC	260,442
16,184	Stryker Corp.	1,999,210
3,160	West Pharmaceutical Services, Inc.	267,431

		26,623,477

	Industrials - 14.9%
25,993	3M Co.	4,544,096
6,375	A.O. Smith Corp.	310,781
2,406	ABM Industries, Inc.	97,178
2,045	Brady Corp., Class A	74,336
6,119	C.H. Robinson Worldwide, Inc.	465,411
2,786	Carlisle Cos., Inc.	303,981
25,287	Caterpillar, Inc.	2,418,954
4,534	Cintas Corp.	526,443
2,099	CLARCOR, Inc.	173,818
2,533	Crane Co.	182,477
40,482	CSX Corp.	1,877,960
7,273	Cummins, Inc.	1,069,204
13,589	Deere & Co.	1,454,702
5,728	Donaldson Co., Inc.	242,008
6,715	Dover Corp.	522,091
27,779	Emerson Electric Co.	1,629,516
7,788	Expeditors International of Washington, Inc.	405,599
12,492	Fastenal Co.	620,603
11,486	FedEx Corp.	2,172,117
2,000	Franklin Electric Co., Inc.	80,700
851	G&K Services, Inc., Class A	81,747
13,160	General Dynamics Corp.	2,383,013
1,125	Gorman-Rupp Co. (The)	36,518
2,403	Graco, Inc.	215,285
3,134	Healthcare Services Group, Inc.	124,577
15,170	Illinois Tool Works, Inc.	1,929,624
3,809	ITT, Inc.	155,674
4,842	J.B. Hunt Transport Services, Inc.	479,745
3,342	L3 Technologies, Inc.	530,342
2,851	Lincoln Electric Holdings, Inc.	237,688
460	Lindsay Corp.	34,656
12,661	Lockheed Martin Corp.	3,182,089
1,387	Matthews International Corp., Class A	93,553
1,033	McGrath RentCorp	39,543
1,622	MSA Safety, Inc.	115,730
1,927	MSC Industrial Direct Co., Inc., Class A	196,843
2,468	Nordson Corp.	280,192
12,617	Norfolk Southern Corp.	1,481,993
7,617	Northrop Grumman Corp.	1,744,902
5,765	Parker-Hannifin Corp.	848,204
1,561	Raven Industries, Inc.	39,103
12,689	Raytheon Co.	1,829,246
1,931	Regal Beloit Corp.	140,191
14,692	Republic Services, Inc.	843,027
5,562	Robert Half International, Inc.	261,748
9,404	Rollins, Inc.	331,585
4,385	Roper Technologies, Inc.	841,262
2,309	Ryder System, Inc.	179,178
6,513	Stanley Black & Decker, Inc.	807,612

761	Tennant Co.	$52,699
4,719	Toro Co. (The)	278,091
35,586	United Technologies Corp.	3,902,717
973	Valmont Industries, Inc.	140,112
2,575	W.W. Grainger, Inc.	650,368
19,103	Waste Management, Inc.	1,327,659

		44,988,491

	Information Technology - 12.0%
28,324	Accenture PLC, Class A	3,225,254
13,319	Analog Devices, Inc.	998,126
19,497	Automatic Data Processing, Inc.	1,969,002
1,257	Badger Meter, Inc.	48,457
484	Cass Information Systems, Inc.	31,833
1,893	Daktronics, Inc.	19,233
5,369	Harris Corp.	551,450
41,094	International Business Machines Corp.	7,171,725
3,372	Jack Henry & Associates, Inc.	302,738
10,389	Linear Technology Corp.	655,857
12,243	Maxim Integrated Products, Inc.	544,569
161	Mesa Laboratories, Inc.	19,181
9,337	Microchip Technology, Inc.	628,847
195,652	Microsoft Corp.	12,648,902
63,828	QUALCOMM, Inc.	3,410,330
43,196	Texas Instruments, Inc.	3,263,026
10,914	Xilinx, Inc.	635,195

		36,123,725

	Materials - 4.2%
9,395	Air Products & Chemicals, Inc.	1,313,045
4,857	Albemarle Corp.	449,952
2,705	AptarGroup, Inc.	197,384
4,043	Bemis Co., Inc.	196,975
1,460	Compass Minerals International, Inc.	122,056
12,600	Ecolab, Inc.	1,513,638
2,173	H.B. Fuller Co.	107,281
3,428	International Flavors & Fragrances, Inc.	401,796
18,936	Monsanto Co.	2,050,958
13,766	Nucor Corp.	799,667
11,411	PPG Industries, Inc.	1,141,214
12,334	Praxair, Inc.	1,460,839
2,820	Royal Gold, Inc.	203,519
5,757	RPM International, Inc.	300,861
1,921	Sensient Technologies Corp.	147,437
4,014	Sherwin-Williams Co. (The)	1,219,493
2,605	Silgan Holdings, Inc.	152,419
4,309	Sonoco Products Co.	236,780
969	Stepan Co.	75,689
3,425	Valspar Corp. (The)	379,045
5,563	Westlake Chemical Corp.	344,405

		12,814,453

	Real Estate - 1.8%
6,868	Digital Realty Trust, Inc. REIT	739,203
3,682	Equity LifeStyle Properties, Inc. REIT	272,247
2,832	Essex Property Trust, Inc. REIT	635,218
3,103	Federal Realty Investment Trust REIT	435,754
20,224	HCP, Inc. REIT	613,192
1,702	National Health Investors, Inc. REIT	125,931
6,350	National Retail Properties, Inc. REIT	276,860
8,423	OMEGA Healthcare Investors, Inc. REIT	270,126
11,177	Realty Income Corp. REIT	666,484
4,147	Tanger Factory Outlet Centers, Inc. REIT	141,786
586	Universal Health Realty Income Trust REIT	36,402
1,280	Urstadt Biddle Properties, Inc., Class A REIT	28,736
15,668	Welltower, Inc. REIT	1,038,788
4,590	WP Carey, Inc. REIT	284,305

		5,565,032

Schedule of Investments(a)

	Telecommunication Services - 6.6%
265,399	AT&T, Inc.	$11,189,222
698	ATN International, Inc.	56,042
4,434	Telephone & Data Systems, Inc.	135,902
176,181	Verizon Communications, Inc.	8,634,631

		20,015,797

	Utilities - 6.3%
9,818	Alliant Energy Corp.	369,648
1,579	American States Water Co.	69,129
4,010	AmeriGas Partners LP	197,332
7,655	Aqua America, Inc.	232,789
4,487	Atmos Energy Corp.	341,820
2,772	Avista Corp.	107,110
2,295	Black Hills Corp.	143,552
2,071	California Water Service Group	71,449
18,613	CenterPoint Energy, Inc.	487,847
705	Chesapeake Utilities Corp.	46,107
477	Connecticut Water Service, Inc.	25,777
13,169	Consolidated Edison, Inc.	979,115
27,085	Dominion Resources, Inc.	2,066,044
29,775	Duke Energy Corp.	2,338,528
14,082	Edison International	1,026,296
13,694	Eversource Energy	757,552
8,431	MDU Resources Group, Inc.	247,450
1,498	MGE Energy, Inc.	95,348
3,676	National Fuel Gas Co.	206,407
3,716	New Jersey Resources Corp.	140,093
20,194	NextEra Energy, Inc.	2,498,402
1,229	Northwest Natural Gas Co.	72,388
2,086	NorthWestern Corp.	119,131
29,371	PPL Corp.	1,023,286
6,178	SCANA Corp.	424,429
882	SJW Corp.	44,188
3,430	South Jersey Industries, Inc.	113,190
42,388	Southern Co. (The)	2,095,239
1,973	Spire, Inc.	128,245
7,469	UGI Corp.	346,338
3,578	Vectren Corp.	196,396
13,640	WEC Energy Group, Inc.	805,442
2,208	WGL Holdings, Inc.	180,923
21,953	Xcel Energy, Inc.	907,098

		18,904,088

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $234,150,419) - 99.9%	301,772,647

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.1%
206,764	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $206,764)	206,764

	Total Investments (Cost $234,357,183)(f) - 100.0%	301,979,411
	Other assets less liabilities - 0.0%	19,616

	Net Assets - 100.0%	$301,999,027

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended January 31, 2017.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
Invesco Ltd.	$558,707	$25,451	$(35,919)	$(29,894)	$(7,762)	$510,583	$14,903

(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $237,166,843. The net unrealized appreciation was $64,812,568, which consisted of aggregate gross unrealized appreciation of $71,950,034 and aggregate gross unrealized depreciation of $7,137,466.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Financial Preferred Portfolio (PGF)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 99.9%
	Banks - 70.1%
661,259	Bank of America Corp., 6.00%, Series EE	$16,908,393
976,294	Bank of America Corp., 6.20%, Series CC	25,139,570
571,608	Bank of America Corp., 6.20%, Series D	14,495,979
77,069	Bank of America Corp., 6.38%, Series 3	1,977,590
1,079,168	Bank of America Corp., 6.50%, Series Y(b)	28,220,243
1,169,105	Bank of America Corp., 6.63%, Series W	30,782,535
806,876	Barclays Bank PLC, 7.10%, Series 3 (United Kingdom)	20,672,163
2,077,468	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	53,598,674
63,072	BB&T Corp., 5.20%, Series G(b)	1,551,571
375,231	BB&T Corp., 5.63%(b)	9,433,307
1,884,719	BB&T Corp., 5.63%, Series E	47,419,530
456,544	BB&T Corp., 5.85%	11,527,736
341,843	Citigroup, Inc., 5.80%, Series C(b)	8,576,841
773,718	Citigroup, Inc., 6.30%, Series S	19,977,399
1,210,548	Citigroup, Inc., 6.88%, Series K	33,665,340
943,262	Citigroup, Inc., 7.13%, Series J(b)	26,383,038
419,257	Fifth Third Bancorp, 6.63%, Series I	11,714,041
4,493,651	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)(b)	117,104,545
1,472,218	HSBC Holdings PLC, 8.13% (United Kingdom)	38,837,111
424,198	Huntington Bancshares, Inc., 6.25%, Series D	10,969,760
823,490	ING Groep NV, 6.13% (Netherlands)	20,809,592
178,992	ING Groep NV, 6.20% (Netherlands)	4,526,708
1,465,597	ING Groep NV, 6.38% (Netherlands)	37,284,788
775,745	JPMorgan Chase & Co., 5.45%, Series P(b)	19,494,472
1,101,128	JPMorgan Chase & Co., 5.50%, Series O(b)	27,451,121
1,199,446	JPMorgan Chase & Co., 6.10%, Series AA	30,933,712
1,293,064	JPMorgan Chase & Co., 6.13%, Series Y(b)	33,645,525
1,304,299	JPMorgan Chase & Co., 6.15%, Series BB	33,898,731
128,251	JPMorgan Chase & Co., 6.30%, Series W(b)	3,353,764
632,545	JPMorgan Chase & Co., 6.70%, Series T	17,192,573
413,256	KeyCorp, 6.13%, Series E(b)	11,323,214
312,008	KeyCorp, 8.63%, Series C	7,968,684
321,322	KKR Financial Holdings LLC, 7.38%, Series A(b)	8,357,585
211,021	People’s United Financial, Inc., 5.63%, Series A	5,475,995
1,650,174	PNC Financial Services Group, Inc. (The), 6.13%, Series P	46,798,935
424,998	Regions Financial Corp., 6.38%, Series A	10,854,449
473,822	Regions Financial Corp., 6.38%, Series B(b)	12,783,718
523,626	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	12,828,837
476,720	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	12,065,783
423,710	SunTrust Banks, Inc., 5.88%, Series E	10,622,410

749,581	U.S. Bancorp, 5.15%, Series H(b)	$18,747,021
459,157	U.S. Bancorp, 6.00%, Series G	11,667,179
1,060,691	U.S. Bancorp, 6.50%, Series F(b)	31,025,212
961,390	Wells Fargo & Co., 5.20%	22,986,835
456,537	Wells Fargo & Co., 5.25%, Series P	10,952,323
1,054,112	Wells Fargo & Co., 5.50%, Series X	25,298,688
939,241	Wells Fargo & Co., 5.70%, Series W	23,321,354
1,511,374	Wells Fargo & Co., 5.85%	39,250,383
544,252	Wells Fargo & Co., 6.00%, Series T(b)	14,117,897
661,191	Wells Fargo & Co., 6.00%, Series V(b)	17,190,966
239,911	Wells Fargo & Co., 6.63%	6,866,253
1,956,526	Wells Fargo & Co., 8.00%, Series J	52,063,157

		1,170,113,230

	Capital Markets - 16.6%
546,331	Bank of New York Mellon Corp. (The), 5.20%	13,510,766
559,271	Charles Schwab Corp. (The), 5.95%, Series D	14,529,861
447,933	Charles Schwab Corp. (The), 6.00%, Series B	11,390,936
553,748	Charles Schwab Corp. (The), 6.00%, Series C(b)	14,508,198
941,334	Goldman Sachs Group, Inc. (The), 5.50%, Series J(b)	24,107,564
882,853	Goldman Sachs Group, Inc. (The), 5.95%(b)	22,300,867
416,151	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	10,674,273
272,969	Goldman Sachs Group, Inc. (The), 6.30%, Series N(b)	7,165,436
414,503	Goldman Sachs Group, Inc. (The), 6.38%, Series K(b)	11,075,520
475,000	Morgan Stanley, 5.85%, Series K	11,932,000
598,564	Morgan Stanley, 6.38%, Series I(b)	15,855,960
333,733	Morgan Stanley, 6.63%, Series G	8,770,503
681,973	Morgan Stanley, 6.88%, Series F	18,781,536
868,712	Morgan Stanley, 7.13%, Series E(b)	24,984,157
346,840	Northern Trust Corp., 5.85%, Series C	8,948,472
604,374	State Street Corp., 5.25%, Series C	14,813,207
320,624	State Street Corp., 5.35%, Series G	8,166,293
783,079	State Street Corp., 5.90%, Series D	20,579,316
529,754	State Street Corp., 6.00%, Series E	13,990,803

		276,085,668

	Consumer Finance - 5.1%
465,103	Capital One Financial Corp., 5.20%, Series G	10,422,958
879,881	Capital One Financial Corp., 6.00%, Series B	22,252,190
365,345	Capital One Financial Corp., 6.00%, Series H(b)	9,276,110
487,649	Capital One Financial Corp., 6.20%, Series F	12,581,344
404,961	Capital One Financial Corp., 6.25%, Series C	10,468,242
287,332	Capital One Financial Corp., 6.70%, Series D	7,809,684
497,767	Discover Financial Services, 6.50%, Series B(b)	12,842,389

		85,652,917

	Insurance - 8.1%
809,986	Aegon NV, 6.38% (Netherlands)	20,525,045
279,352	Aegon NV, 6.50% (Netherlands)	7,229,630
329,190	Allstate Corp. (The), 5.63%	8,437,140
132,457	Allstate Corp. (The), 6.25%, Series F	3,435,935
722,480	Allstate Corp. (The), 6.63%, Series E	19,095,146
321,350	Allstate Corp. (The), 6.75%, Series C	8,477,213
379,475	Arch Capital Group Ltd., 5.25%, Series E	8,359,834

Schedule of Investments(a)

307,144	Arch Capital Group Ltd., 6.75%, Series C	$7,804,529
232,274	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	5,342,302
246,460	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	6,469,575
452,587	Axis Capital Holdings Ltd., 5.50%, Series E(b)	10,201,311
37,431	Axis Capital Holdings Ltd., 6.88%, Series C	948,502
299,146	PartnerRe Ltd., 7.25%, Series H (Bermuda)	8,331,216
346,197	Prudential PLC, 6.50% (United Kingdom)	8,924,959
209,521	Prudential PLC, 6.75% (United Kingdom)	5,382,594
282,943	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	6,759,508

		135,724,439

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,640,504,008) - 99.9%	1,667,576,254

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
18,909,095	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(c)(d) (Cost $18,909,095)	18,909,095

	Total Investments (Cost $1,659,413,103)(e) - 101.0%	1,686,485,349
	Other assets less liabilities - (1.0)%	(17,243,191)

	Net Assets - 100.0%	$1,669,242,158

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,664,610,327. The net unrealized appreciation was $21,875,022, which consisted of aggregate gross unrealized appreciation of $44,033,541 and aggregate gross unrealized depreciation of $22,158,519.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	16.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Banks - 9.1%
167,126	BOK Financial Corp.(b)	$13,744,442
242,320	Community Bank System, Inc.	14,141,795
197,766	Cullen/Frost Bankers, Inc.	17,680,280
1,204,842	People’s United Financial, Inc.	22,590,788
386,236	United Bankshares, Inc.(b)	17,303,373
252,677	Westamerica Bancorporation(b)	14,339,420

		99,800,098

	Capital Markets - 3.4%
409,645	Eaton Vance Corp.	17,176,415
705,640	Invesco Ltd.(c)	20,407,109

		37,583,524

	Diversified Telecommunication Services - 5.6%
801,823	AT&T, Inc.	33,804,858
568,767	Verizon Communications, Inc.	27,875,270

		61,680,128

	Electric Utilities - 7.7%
359,619	Duke Energy Corp.	28,244,476
789,477	PPL Corp.	27,505,379
590,533	Southern Co. (The)	29,190,046

		84,939,901

	Electrical Equipment - 2.0%
372,694	Emerson Electric Co.	21,862,230

	Energy Equipment & Services - 1.9%
302,193	Helmerich & Payne, Inc.(b)	21,504,054

	Food Products - 6.2%
400,165	Archer-Daniels-Midland Co.	17,711,303
1,617,061	Flowers Foods, Inc.	32,519,097
245,246	Kellogg Co.	17,831,836

		68,062,236

	Gas Utilities - 5.0%
293,183	National Fuel Gas Co.	16,462,225
332,185	Northwest Natural Gas Co.	19,565,697
564,259	South Jersey Industries, Inc.	18,620,547

		54,648,469

	Household Products - 1.9%
244,830	Procter & Gamble Co. (The)	21,447,108

	Insurance - 5.4%
453,166	Mercury General Corp.	28,662,750
1,458,785	Old Republic International Corp.	30,342,728

		59,005,478

	IT Services - 2.1%
130,246	International Business Machines Corp.	22,730,532

	Machinery - 3.5%
210,201	Caterpillar, Inc.	20,107,828
124,002	Cummins, Inc.	18,229,534

		38,337,362

	Media - 2.2%
399,880	Meredith Corp.	24,512,644

	Metals & Mining - 3.5%
288,083	Compass Minerals International, Inc.(b)	$24,083,739
241,700	Nucor Corp.	14,040,353

		38,124,092

	Multi-Utilities - 11.6%
487,206	Avista Corp.	18,825,640
1,053,791	CenterPoint Energy, Inc.	27,619,862
320,672	Consolidated Edison, Inc.	23,841,963
603,917	MDU Resources Group, Inc.	17,724,964
265,797	SCANA Corp.	18,260,254
391,720	Vectren Corp.	21,501,511

		127,774,194

	Oil, Gas & Consumable Fuels - 10.4%
214,810	Chevron Corp.	23,919,093
243,686	Exxon Mobil Corp.	20,442,818
650,368	Murphy Oil Corp.	18,802,139
368,379	Occidental Petroleum Corp.	24,965,045
474,879	ONEOK, Inc.	26,170,582

		114,299,677

	Personal Products - 1.5%
325,016	Nu Skin Enterprises, Inc., Class A	16,861,830

	Road & Rail - 1.4%
129,770	Norfolk Southern Corp.	15,242,784

	Semiconductors & Semiconductor Equipment - 4.6%
509,188	Maxim Integrated Products, Inc.	22,648,682
204,763	Microchip Technology, Inc.	13,790,788
277,923	QUALCOMM, Inc.	14,849,426

		51,288,896

	Specialty Retail - 1.9%
919,562	Gap, Inc. (The)	21,177,513

	Tobacco - 9.0%
351,480	Altria Group, Inc.	25,018,346
435,971	Universal Corp.	29,646,028
1,993,944	Vector Group Ltd.(b)	43,986,405

		98,650,779

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $978,903,719)-99.9%	1,099,533,529

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.5%
48,971,463	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $48,971,463)	48,971,463

	Total Investments (Cost $1,027,875,182)(f) - 104.4%	1,148,504,992
	Other assets less liabilities - (4.4)%	(48,191,432)

	Net Assets - 100.0%	$1,100,313,560

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Schedule of Investments(a)

(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended January 31, 2017.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2017	Dividend Income
Invesco Ltd.	$14,243,668	$11,125,377	$(3,774,908)	$(1,268,764)	$81,736	$20,407,109	$471,045

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,032,489,493. The net unrealized appreciation was $116,015,499, which consisted of aggregate gross unrealized appreciation of $126,431,419 and aggregate gross unrealized depreciation of $10,415,920.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio (PID)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 3.8%
121,005	BHP Billiton Ltd. ADR	$4,996,296
155,450	BHP Billiton PLC ADR	5,687,916
741,445	Westpac Banking Corp. ADR(a)	17,898,482

		28,582,694

	Bermuda - 1.6%
675,470	Teekay LNG Partners LP	12,293,554

	Brazil - 0.9%
319,145	Ultrapar Participacoes SA ADR	6,682,896

	Canada - 28.5%
202,164	Bank of Nova Scotia (The)	12,085,364
312,888	BCE, Inc.	14,117,507
442,049	Brookfield Infrastructure Partners LP(a)	15,449,612
164,413	Canadian Imperial Bank of Commerce(a)	14,007,988
69,607	Canadian National Railway Co.	4,839,079
173,058	Canadian Natural Resources Ltd.	5,231,543
256,066	Enbridge, Inc.(a)	10,908,412
72,858	Franco-Nevada Corp.	4,738,684
132,526	Imperial Oil Ltd.	4,357,455
173,697	Magna International, Inc.	7,517,606
161,478	Methanex Corp.	8,081,974
467,797	Pembina Pipeline Corp.(a)	14,506,385
838,079	Potash Corp. of Saskatchewan, Inc.	15,588,269
128,342	Ritchie Bros. Auctioneers, Inc.(a)	4,163,414
279,501	Rogers Communications, Inc., Class B	12,130,343
164,572	Royal Bank of Canada	11,827,790
662,555	Shaw Communications, Inc., Class B	14,304,562
244,813	Suncor Energy, Inc.	7,598,995
400,518	TELUS Corp.	13,385,312
204,909	Toronto-Dominion Bank (The)(a)	10,608,139
235,153	TransCanada Corp.(a)	11,103,925

		216,552,358

	Colombia - 1.4%
288,191	Bancolombia SA (Preference Shares) ADR	10,910,911

	Denmark - 1.7%
355,357	Novo Nordisk A/S, Class B ADR	12,853,263

	France - 1.6%
292,516	Sanofi ADR	11,928,802

	Germany - 1.1%
84,612	Fresenius Medical Care AG & Co. KGaA ADR(a)	3,452,170
53,559	SAP SE ADR(a)	4,901,184

		8,353,354

	Hong Kong - 4.1%
3,225,121	Seaspan Corp.(a)	30,961,162

	India - 3.3%
87,958	Axis Bank Ltd. GDR(b)	$3,034,551
28,891	HDFC Bank Ltd. ADR	1,991,457
686,943	ICICI Bank Ltd. ADR	5,323,808
509,081	Infosys Ltd. ADR	7,010,045
194,801	Larsen & Toubro Ltd. GDR(b)	4,178,482
108,767	Reliance Industries Ltd. GDR(b)	3,371,777

		24,910,120

	Israel - 0.9%
203,967	Teva Pharmaceutical Industries Ltd. ADR	6,818,617

	Italy - 0.7%
103,792	Luxottica Group SpA ADR(a)	5,559,100

	Japan - 2.3%
103,493	Nippon Telegraph & Telephone Corp. ADR	4,571,286
48,691	ORIX Corp. ADR	3,668,380
76,604	Toyota Motor Corp. ADR	8,866,913

		17,106,579

	Mexico - 2.5%
552,934	America Movil SAB de CV, Series L ADR	6,972,498
154,765	Grupo Aeroportuario del Pacifico SAB de CV ADR	11,966,430

		18,938,928

	Netherlands - 0.5%
32,293	ASML Holding NV	3,920,370

	Norway - 2.0%
826,448	Statoil ASA ADR(a)	15,429,784

	Panama - 1.9%
539,601	Banco Latinoamericano de Comercio Exterior SA, Class E	14,677,147

	Russia - 2.9%
294,743	LUKOIL PJSC ADR	16,538,030
43,589	Novatek PJSC GDR(b)	5,518,367

		22,056,397

	Sweden - 3.9%
4,953,555	Telefonaktiebolaget LM Ericsson, Class B ADR	29,176,439

	Switzerland - 3.2%
511,090	ABB Ltd. ADR(a)	12,174,164
163,380	Novartis AG ADR	12,077,049

		24,251,213

	Taiwan - 1.9%
2,502,273	Advanced Semiconductor Engineering, Inc. ADR	14,313,002

	United Kingdom - 24.7%
556,494	BP PLC ADR	20,022,654
104,265	British American Tobacco PLC ADR(a)	12,845,448
536,968	BT Group PLC ADR(a)	10,395,701
86,409	Diageo PLC ADR(a)	9,680,400
463,553	HSBC Holdings PLC ADR	19,747,358
145,725	Intercontinental Hotels Group PLC ADR(a)	6,766,012
2,122,070	Pearson PLC ADR(a)	16,424,822
115,343	Pentair PLC	6,762,560
266,806	Prudential PLC ADR(a)	10,349,405
508,224	Relx NV ADR	8,558,492
432,921	Relx PLC ADR	7,883,491
299,100	Rio Tinto PLC ADR(a)	13,396,689
219,502	Smith & Nephew PLC ADR	6,668,471

Schedule of Investments

251,188	Unilever NV	$10,210,792
726,823	Vodafone Group PLC ADR	18,097,893
83,397	WPP PLC ADR(a)	9,694,067

		187,504,255

	United States - 4.6%
7,489	Shire PLC ADR	1,256,729
4,179,381	Teekay Offshore Partners LP(a)	24,282,203
207,020	Thomson Reuters Corp.	9,282,777

		34,821,709

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $752,791,958) - 100.0%	758,602,654

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 17.0%
129,403,087	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(c)(d) (Cost $129,403,087)	129,403,087

	Total Investments (Cost $882,195,045)(e) - 117.0%	888,005,741
	Other assets less liabilities - (17.0)%	(129,182,398)

	Net Assets - 100.0%	$758,823,343

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2017.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $16,103,177, which represented 2.12% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $897,419,320. The net unrealized depreciation was $9,413,579, which consisted of aggregate gross unrealized appreciation of $60,303,263 and aggregate gross unrealized depreciation of $69,716,842.

Affiliated company. The Investment Company Act of 1940 as amended, (the “1940 Act”) defines “affiliated person” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The Fund listed has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended January 31, 2017.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
Teekay Offshore Partners LP*	$47,785,546	$10,620,051	$(30,172,296)	$40,576,018	$(44,527,116)	$24,282,203	$1,029,761

*	At January 31, 2017, this security was no longer considered an affiliate.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Biotechnology - 87.3%
100,053	Alexion Pharmaceuticals, Inc.(b)	$13,074,926
136,085	Alnylam Pharmaceuticals, Inc.(b)	5,442,039
82,038	Amgen, Inc.	12,853,714
38,892	Biogen, Inc.(b)	10,782,418
135,053	BioMarin Pharmaceutical, Inc.(b)	11,834,694
219,698	Emergent Biosolutions, Inc.(b)	6,650,259
393,563	Exelixis, Inc.(b)	7,131,362
158,010	Gilead Sciences, Inc.	11,447,825
513,032	Halozyme Therapeutics, Inc.(b)(c)	5,925,520
111,405	Incyte Corp.(b)	13,503,400
445,425	Insmed, Inc.(b)	6,578,927
510,609	Insys Therapeutics, Inc.(b)(c)	5,228,636
142,981	Ionis Pharmaceuticals, Inc.(b)	6,362,655
392,613	Lexicon Pharmaceuticals, Inc.(b)(c)	5,626,144
460,274	Momenta Pharmaceuticals, Inc.(b)	8,699,179
376,880	Myriad Genetics, Inc.(b)(c)	6,097,918
128,995	Neurocrine Biosciences, Inc.(b)	5,535,175
606,528	OPKO Health, Inc.(b)(c)	5,270,728
29,565	Regeneron Pharmaceuticals, Inc.(b)	10,622,409
190,991	Repligen Corp.(b)	5,737,370
92,080	Seattle Genetics, Inc.(b)	5,546,899
49,395	United Therapeutics Corp.(b)	8,082,504
374,056	Vanda Pharmaceuticals, Inc.(b)	5,292,892
136,224	Vertex Pharmaceuticals, Inc.(b)	11,697,555
1,006,182	ZIOPHARM Oncology, Inc.(b)(c)	5,956,597

		200,981,745

	Health Care Equipment - 2.6%
247,799	Cardiovascular Systems, Inc.(b)	6,120,635

	Pharmaceuticals - 10.0%
111,971	ANI Pharmaceuticals, Inc.(b)	6,768,647
698,586	Corcept Therapeutics, Inc.(b)	4,966,946
304,514	Dyax Corp. (b)	338,011
593,221	Innoviva, Inc.(b)(c)	6,288,143
413,367	Sucampo Pharmaceuticals, Inc., Class A(b)(c)	4,609,042

		22,970,789

	Total Common Stocks (Cost $230,507,068)	230,073,169

	Money Market Fund - 0.0%
111,566	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $111,566)	111,566

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $230,618,634) - 99.9%	230,184,735

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 16.4%
37,626,679	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $37,626,679)	37,626,679

	Total Investments (Cost $268,245,313)(f) - 116.3%	267,811,414
	Other assets less liabilities - (16.3)%	(37,594,336)

	Net Assets - 100.0%	$230,217,078

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $269,397,084. The net unrealized depreciation was $1,585,670, which consisted of aggregate gross unrealized appreciation of $25,972,776 and aggregate gross unrealized depreciation of $27,558,446.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Building & Construction Portfolio (PKB)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Products - 26.3%
270,245	AO Smith Corp.	$13,174,444
314,008	Continental Building Products, Inc.(b)	7,300,686
152,646	Gibraltar Industries, Inc.(b)	6,701,159
202,215	Insteel Industries, Inc.	7,490,044
135,256	Owens Corning	7,472,894
149,731	Simpson Manufacturing Co., Inc.	6,516,293
102,538	Trex Co., Inc.(b)	6,944,899
70,004	Universal Forest Products, Inc.	7,120,107
257,460	USG Corp.(b)	7,875,701

		70,596,227

	Construction & Engineering - 18.8%
110,395	Argan, Inc.	8,141,631
100,054	EMCOR Group, Inc.	6,972,763
212,771	Jacobs Engineering Group, Inc.(b)	12,457,742
193,241	MasTec, Inc.(b)	7,198,227
218,423	Quanta Services, Inc.(b)	7,839,202
265,677	Tutor Perini Corp.(b)	7,917,175

		50,526,740

	Construction Machinery & Heavy Trucks - 2.6%
102,370	Oshkosh Corp.	7,128,023

	Construction Materials - 18.1%
303,763	Headwaters, Inc.(b)	7,038,188
58,533	Martin Marietta Materials, Inc.	13,439,177
296,580	Summit Materials, Inc., Class A(b)	7,444,158
117,178	US Concrete, Inc.(b)(c)	7,675,159
101,227	Vulcan Materials Co.	12,990,461

		48,587,143

	Environmental & Facilities Services - 2.7%
165,340	Tetra Tech, Inc.	7,225,358

	Forest Products - 8.5%
325,440	Boise Cascade Co.(b)	8,070,912
103,771	Deltic Timber Corp.	7,883,483
362,334	Louisiana-Pacific Corp.(b)	6,931,449

		22,885,844

	Home Furnishings - 5.3%
65,402	Mohawk Industries, Inc.(b)	14,116,368

	Home Improvement Retail - 5.1%
100,044	Home Depot, Inc. (The)	13,764,053

	Industrial Conglomerates - 4.7%
114,780	Carlisle Cos., Inc.	12,523,646

	Industrial Machinery - 5.1%
173,676	Ingersoll-Rand PLC	13,781,191

	Multi-Utilities - 2.8%
258,017	MDU Resources Group, Inc.	7,572,799

	Total Common Stocks (Cost $257,269,861)	268,707,392

	Money Market Fund - 0.0%
49,112	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $49,112)	$49,112

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $257,318,973) - 100.0%	268,756,504

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.7%
4,555,223	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $4,555,223)	4,555,223

	Total Investments (Cost $261,874,196)(f) - 101.7%	273,311,727
	Other assets less liabilities - (1.7)%	(4,695,422)

	Net Assets - 100.0%	$268,616,305

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $262,078,495. The net unrealized appreciation was $11,233,232, which consisted of aggregate gross unrealized appreciation of $12,971,947 and aggregate gross unrealized depreciation of $1,738,715.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Integrated Oil & Gas - 5.0%
46,358	Occidental Petroleum Corp.	$3,141,682

	Oil & Gas Exploration & Production - 68.7%
49,817	Anadarko Petroleum Corp.	3,463,776
70,537	Antero Resources Corp.(b)	1,721,808
75,805	Cabot Oil & Gas Corp.	1,628,291
108,759	Callon Petroleum Co.(b)	1,661,837
13,617	Cimarex Energy Co.	1,841,155
23,398	Concho Resources, Inc.(b)	3,262,617
33,094	Continental Resources, Inc.(b)	1,607,045
17,527	Diamondback Energy, Inc.(b)	1,843,315
30,259	Energen Corp.(b)	1,630,657
33,383	EOG Resources, Inc.	3,391,045
24,810	EQT Corp.	1,504,230
48,764	Noble Energy, Inc.	1,938,857
134,315	Oasis Petroleum, Inc.(b)	1,899,214
25,142	PDC Energy, Inc.(b)	1,858,999
17,455	Pioneer Natural Resources Co.	3,145,915
95,215	QEP Resources, Inc.(b)	1,660,550
48,022	Range Resources Corp.	1,553,031
68,565	Rice Energy, Inc.(b)	1,359,644
41,403	RSP Permian, Inc.(b)	1,762,112
48,913	SM Energy Co.	1,492,336
153,586	Southwestern Energy Co.(b)	1,383,810
131,515	WPX Energy, Inc.(b)	1,832,004

		43,442,248

	Oil & Gas Refining & Marketing - 26.4%
88,667	Delek US Holdings, Inc.	1,986,141
62,082	HollyFrontier Corp.	1,798,515
67,871	Marathon Petroleum Corp.	3,261,201
69,373	PBF Energy, Inc., Class A	1,608,760
38,069	Phillips 66	3,107,192
20,528	Tesoro Corp.	1,659,689
50,033	Valero Energy Corp.	3,290,170

		16,711,668

	Total Common Stocks (Cost $58,598,556)	63,295,598

	Money Market Fund - 0.0%
22,612	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $22,612)	22,612

	Total Investments (Cost $58,621,168)(d) - 100.1%	63,318,210
	Other assets less liabilities - (0.1)%	(68,679)

	Net Assets - 100.0%	$63,249,531

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $63,955,989. The net unrealized depreciation was $637,779, which consisted of aggregate gross unrealized appreciation of $7,220,300 and aggregate gross unrealized depreciation of $7,858,079.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 12.5%
170,287	Archer-Daniels-Midland Co.	$7,536,903
275,719	Darling Ingredients, Inc.(b)	3,308,628
60,913	Fresh Del Monte Produce, Inc.	3,487,269
33,789	Ingredion, Inc.	4,331,412

		18,664,212

	Brewers - 4.8%
74,475	Molson Coors Brewing Co., Class B	7,188,327

	Distillers & Vintners - 4.8%
47,648	Constellation Brands, Inc., Class A	7,135,765

	Food Distributors - 15.9%
103,537	Andersons, Inc. (The)	3,908,522
107,874	SpartanNash Co.	4,084,109
137,508	Sysco Corp.	7,213,670
85,291	United Natural Foods, Inc.(b)	3,897,799
171,237	US Foods Holding Corp.(b)	4,657,646

		23,761,746

	Food Retail - 2.8%
71,328	Weis Markets, Inc.	4,239,736

	Packaged Foods & Meats - 48.7%
170,583	Blue Buffalo Pet Products, Inc.(b)	4,136,638
71,929	Calavo Growers, Inc.	3,977,674
108,077	Conagra Brands, Inc.	4,224,730
202,583	Dean Foods Co.	4,023,298
31,990	JM Smucker Co. (The)	4,345,841
100,353	Kellogg Co.	7,296,667
89,337	Kraft Heinz Co. (The)	7,976,901
28,839	Lancaster Colony Corp.	3,779,351
173,291	Mondelez International, Inc., Class A	7,673,325
384,055	Nomad Foods Ltd. (United Kingdom)(b)	3,944,245
54,126	Post Holdings, Inc.(b)	4,529,264
50,040	Sanderson Farms, Inc.	4,553,640
1,052	Seaboard Corp.(b)	4,050,200
105,717	Tootsie Roll Industries, Inc., Class A	3,959,102
68,483	Tyson Foods, Inc., Class A	4,300,047

		72,770,923

	Restaurants - 5.4%
23,553	Domino’s Pizza, Inc.	4,110,940
45,712	Papa John’s International, Inc.	3,895,577

		8,006,517

	Soft Drinks - 5.1%
72,539	PepsiCo, Inc.	7,528,097

	Total Common Stocks (Cost $139,945,516)	149,295,323

	Money Market Fund - 0.1%
120,635	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $120,635)	120,635

	Total Investments (Cost $140,066,151)(d) - 100.1%	149,415,958
	Other assets less liabilities - (0.1)%	(98,842)

	Net Assets - 100.0%	$149,317,116

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $140,476,326. The net unrealized appreciation was $8,939,632, which consisted of aggregate gross unrealized appreciation of $11,381,529 and aggregate gross unrealized depreciation of $2,441,897.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Airlines - 22.2%
143,056	American Airlines Group, Inc.	$6,330,228
134,712	Delta Air Lines, Inc.	6,363,795
69,067	Hawaiian Holdings, Inc.(b)	3,518,964
172,353	JetBlue Airways Corp.(b)	3,379,842
97,199	SkyWest, Inc.	3,440,845
94,868	United Continental Holdings, Inc.(b)	6,685,348

		29,719,022

	Broadcasting - 8.3%
110,465	CBS Corp., Class B	7,123,888
51,554	Scripps Networks Interactive, Inc., Class A	3,926,353

		11,050,241

	Cable & Satellite - 3.2%
184,487	MSG Networks, Inc., Class A(b)	4,280,098

	Casinos & Gaming - 11.9%
136,089	International Game Technology PLC	3,594,110
106,204	Las Vegas Sands Corp.	5,584,206
232,847	MGM Resorts International(b)	6,705,994

		15,884,310

	Hotels, Resorts & Cruise Lines - 8.6%
283,600	Belmond Ltd., Class A (United Kingdom)(b)	3,927,860
121,339	Marcus Corp. (The)	3,597,701
45,014	Marriott Vacations Worldwide Corp.	3,892,811

		11,418,372

	Leisure Facilities - 8.6%
202,233	Intrawest Resorts Holdings, Inc.(b)	4,168,022
169,283	Planet Fitness, Inc., Class A	3,561,715
21,963	Vail Resorts, Inc.	3,767,533

		11,497,270

	Movies & Entertainment - 18.6%
103,606	AMC Entertainment Holdings, Inc., Class A	3,496,702
86,735	Cinemark Holdings, Inc.	3,686,238
153,611	Regal Entertainment Group, Class A	3,480,825
71,446	Time Warner, Inc.	6,919,545
233,418	Twenty-First Century Fox, Inc., Class A	7,324,657

		24,907,967

	Restaurants - 18.6%
184,016	Bojangles’, Inc.(b)	3,643,517
65,514	Brinker International, Inc.	2,915,373
60,445	Cheesecake Factory, Inc. (The)	3,642,416
48,544	Darden Restaurants, Inc.	3,557,304
21,202	Domino’s Pizza, Inc.	3,700,597
41,150	Papa John’s International, Inc.	3,506,803
283,374	Wendy’s Co. (The)	3,834,050

		24,800,060

	Total Common Stocks (Cost $126,596,319)	133,557,340

	Money Market Fund - 0.1%
110,193	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $110,193)	110,193

	Total Investments (Cost $126,706,512)(d) - 100.1%	133,667,533
	Other assets less liabilities - (0.1)%	(77,095)

	Net Assets - 100.0%	$133,590,438

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $127,390,720. The net unrealized appreciation was $6,276,813, which consisted of aggregate gross unrealized appreciation of $8,984,776 and aggregate gross unrealized depreciation of $2,707,963.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Media Portfolio (PBS)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Advertising - 7.4%
113,660	Interpublic Group of Cos., Inc. (The)	$2,674,420
173,452	National CineMedia, Inc.	2,542,806
31,571	Omnicom Group, Inc.	2,704,056

		7,921,282

	Broadcasting - 13.3%
51,461	AMC Networks, Inc., Class A(b)	2,951,289
84,625	CBS Corp., Class B	5,457,466
101,272	Discovery Communications, Inc., Class A(b)	2,871,061
39,488	Scripps Networks Interactive, Inc., Class A	3,007,406

		14,287,222

	Cable & Satellite - 16.4%
18,647	Charter Communications, Inc., Class A(b)	6,040,696
91,187	Dish Network Corp., Class A(b)	5,395,535
141,327	MSG Networks, Inc., Class A(b)	3,278,786
603,478	Sirius XM Holdings, Inc.	2,848,416

		17,563,433

	Diversified Support Services - 2.6%
62,246	Viad Corp.	2,729,487

	Internet Software & Services - 31.3%
6,525	Alphabet, Inc., Class A(b)	5,351,740
251,809	Bankrate, Inc.(b)	2,744,718
13,759	CoStar Group, Inc.(b)	2,780,694
42,028	Facebook, Inc., Class A(b)	5,477,089
73,025	GrubHub, Inc.(b)	3,034,189
55,976	Shutterstock, Inc.(b)	3,011,509
123,973	Yahoo!, Inc.(b)	5,463,490
71,046	Yelp, Inc., Class A(b)	2,968,302
76,835	Zillow Group, Inc., Class A(b)	2,764,523

		33,596,254

	IT Consulting & Other Services - 4.9%
101,391	Acxiom Corp.(b)	2,646,305
26,738	Gartner, Inc.(b)	2,656,688

		5,302,993

	Movies & Entertainment - 12.5%
87,331	Liberty Media Corp.-Liberty Formula One, Class A(b)	2,530,852
54,739	Time Warner, Inc.	5,301,472
178,805	Twenty-First Century Fox, Inc., Class A	5,610,901

		13,443,225

	Publishing - 11.7%
50,636	John Wiley & Sons, Inc., Class A	2,790,043
51,300	Meredith Corp.	3,144,690
60,965	Scholastic Corp.	2,790,978
198,567	Time, Inc.	3,822,415

		12,548,126

	Total Common Stocks (Cost $96,191,986)	107,392,022

	Money Market Fund - 0.0%
37,754	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $37,754)	37,754

	Total Investments (Cost $96,229,740)(d) - 100.1%	107,429,776
	Other assets less liabilities - (0.1)%	(92,685)

	Net Assets - 100.0%	$107,337,091

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $96,418,215. The net unrealized appreciation was $11,011,561, which consisted of aggregate gross unrealized appreciation of $11,744,336 and aggregate gross unrealized depreciation of $732,775.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Networking Portfolio (PXQ)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Application Software - 5.2%
15,249	Citrix Systems, Inc.(b)	$1,390,556

	Communications Equipment - 48.7%
9,736	Acacia Communications, Inc.(b)(c)	566,343
35,489	ADTRAN, Inc.	777,209
7,661	Arista Networks, Inc.(b)	720,134
45,003	Cisco Systems, Inc.	1,382,492
20,298	CommScope Holding Co., Inc.(b)	767,671
5,068	F5 Networks, Inc.(b)	679,264
22,167	Finisar Corp.(b)	655,478
9,026	InterDigital, Inc.	843,029
27,635	Juniper Networks, Inc.	740,065
17,659	Lumentum Holdings, Inc.(b)	670,159
9,087	Motorola Solutions, Inc.	733,412
13,918	NETGEAR, Inc.(b)	791,934
75,889	Oclaro, Inc.(b)	744,471
13,691	Plantronics, Inc.	774,637
12,815	Ubiquiti Networks, Inc.(b)	799,656
9,867	ViaSat, Inc.(b)	640,467
90,596	Viavi Solutions, Inc.(b)	810,834

		13,097,255

	Consumer Electronics - 2.5%
13,883	Garmin Ltd.	670,410

	Electronic Components - 4.9%
19,651	Amphenol Corp., Class A	1,326,246

	Internet Software & Services - 2.7%
6,790	LogMeIn, Inc.	733,999

	Semiconductors - 3.9%
19,625	QUALCOMM, Inc.	1,048,564

	Systems Software - 26.7%
23,079	CA, Inc.	721,680
16,103	Check Point Software Technologies Ltd. (Israel)(b)	1,590,493
13,926	CyberArk Software Ltd. (Israel)(b)	738,914
12,196	Gigamon, Inc.(b)	404,297
21,078	Qualys, Inc.(b)	756,700
53,805	Symantec Corp.	1,482,328
16,850	VMware, Inc., Class A(b)(c)	1,475,049

		7,169,461

	Technology Hardware, Storage & Peripherals - 5.4%
12,020	Apple, Inc.	1,458,627

	Total Common Stocks (Cost $24,161,841)	26,895,118

	Money Market Fund - 0.2%
52,183	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $52,183)	52,183

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $24,214,024) - 100.2%	26,947,301

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.2%
1,672,299	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $1,672,299)	$1,672,299

	Total Investments (Cost $25,886,323)(f) - 106.4%	28,619,600
	Other assets less liabilities - (6.4)%	(1,721,899)

	Net Assets - 100.0%	$26,897,701

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $25,951,437. The net unrealized appreciation was $2,668,163, which consisted of aggregate gross unrealized appreciation of $3,542,544 and aggregate gross unrealized depreciation of $874,381.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -100.0%
	Oil & Gas Drilling - 29.0%
79,130	Diamond Offshore Drilling, Inc.(b)(c)	$1,296,149
153,320	Ensco PLC, Class A	1,674,254
35,900	Helmerich & Payne, Inc.	2,554,644
94,586	Nabors Industries Ltd.	1,537,023
231,921	Noble Corp. PLC	1,565,467
55,570	Patterson-UTI Energy, Inc.	1,558,183
83,302	Rowan Cos. PLC, Class A(c)	1,492,772
501,928	Seadrill Ltd. (United Kingdom)(c)	938,605
214,218	Transocean Ltd.(c)	2,992,625

		15,609,722

	Oil & Gas Equipment & Services - 66.1%
81,525	Archrock Partners LP	1,425,872
98,942	Archrock, Inc.	1,444,553
40,666	Baker Hughes, Inc.	2,565,211
23,104	Core Laboratories NV	2,699,240
24,801	Dril-Quip, Inc.(c)	1,542,622
73,389	Exterran Corp.(c)	2,276,527
64,871	Forum Energy Technologies, Inc.(c)	1,407,701
115,182	Frank’s International NV(b)	1,363,755
50,969	Halliburton Co.	2,883,316
134,435	Helix Energy Solutions Group, Inc.(c)	1,140,009
211,910	McDermott International, Inc.(c)	1,716,471
69,365	National Oilwell Varco, Inc.	2,622,691
171,913	Newpark Resources, Inc.(c)	1,297,943
52,935	Oceaneering International, Inc.	1,474,240
40,992	Oil States International, Inc.(c)	1,619,184
74,702	RPC, Inc.(b)	1,607,587
30,976	Schlumberger Ltd.	2,593,001
72,642	TechnipFMC PLC (United Kingdom)(c)	2,442,224
75,773	USA Compression Partners LP	1,454,842

		35,576,989

	Oil & Gas Storage & Transportation - 4.9%
319,094	Scorpio Tankers, Inc. (Monaco)	1,222,130
250,507	Teekay Offshore Partners LP(b)	1,455,446

		2,677,576

	Total Common Stocks and Other Equity Interests (Cost $52,051,512)	53,864,287

	Money Market Fund - 0.1%
38,062	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $38,062)	38,062

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $52,089,574) - 100.1%	53,902,349

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.7%
3,047,250	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $3,047,250)	3,047,250

	Total Investments (Cost $55,136,824)(f) - 105.8%	56,949,599
	Other assets less liabilities - (5.8)%	(3,109,268)

	Net Assets - 100.0%	$53,840,331

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $57,720,530. The net unrealized depreciation was $770,931, which consisted of aggregate gross unrealized appreciation of $5,967,550 and aggregate gross unrealized depreciation of $6,738,481.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 24.2%
275,647	Amgen, Inc.	$43,188,372
120,631	Biogen, Inc.(b)	33,443,739
330,807	Celgene Corp.(b)	38,423,233
530,920	Gilead Sciences, Inc.	38,465,154
345,437	Ligand Pharmaceuticals, Inc.(b)(c)	36,619,776

		190,140,274

	Health Care Equipment - 9.8%
946,699	Abbott Laboratories	39,543,617
792,564	Baxter International, Inc.	37,971,741

		77,515,358

	Pharmaceuticals - 66.0%
1,647,416	Akorn, Inc.(b)	31,465,646
191,118	Allergan PLC(b)	41,833,819
704,447	Bristol-Myers Squibb Co.	34,630,614
1,816,051	Depomed, Inc.(b)	32,852,362
587,910	Eli Lilly & Co.	45,286,707
2,553,797	Impax Laboratories, Inc.(b)	33,582,430
353,571	Johnson & Johnson	40,041,916
1,708,435	Lannett Co., Inc.(b)(c)	34,424,965
978,054	Medicines Co. (The)(b)(c)	35,258,847
648,566	Merck & Co., Inc.	40,204,606
1,001,414	Mylan NV(b)	38,103,803
413,105	Perrigo Co. PLC	31,457,946
1,272,357	Pfizer, Inc.	40,371,888
752,493	Prestige Brands Holdings, Inc.(b)	39,701,531

		519,217,080

	Total Common Stocks (Cost $910,763,529)	786,872,712

	Money Market Fund - 0.0%
66,609	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $66,609)	66,609

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $910,830,138) - 100.0%	786,939,321

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.5%
43,309,111	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $43,309,111)	43,309,111

	Total Investments (Cost $954,139,249)(f) - 105.5%	830,248,432
	Other assets less liabilities - (5.5)%	(43,257,965)

	Net Assets - 100.0%	$786,990,467

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $973,031,020. The net unrealized depreciation was $142,782,588, which consisted of aggregate gross unrealized appreciation of $52,504,090 and aggregate gross unrealized depreciation of $195,286,678.

The Investment Company Act of 1940 as amended (the “1940 Act”), defines “affiliated person” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer.

The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended January 31, 2017.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
Heron Therapeutics, Inc.*	$52,388,275	$3,557,033	$(40,171,060)	$25,070,208	$(40,844,456)	$—	$—
*	At January 31, 2017, this security was no longer held.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Retail Portfolio (PMR)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Apparel Retail - 30.6%
33,201	American Eagle Outfitters, Inc.	$501,667
6,838	Burlington Stores, Inc.(b)	572,340
39,359	Chico’s FAS, Inc.	530,953
5,832	Children’s Place, Inc. (The)	565,704
24,529	DSW, Inc., Class A	519,034
25,787	Finish Line, Inc. (The), Class A	443,536
8,266	Foot Locker, Inc.	566,552
35,715	Francesca’s Holdings Corp.(b)	622,870
23,423	Gap, Inc. (The)	539,432
16,234	Ross Stores, Inc.	1,073,230
17,873	Urban Outfitters, Inc.(b)	474,349

		6,409,667

	Computer & Electronics Retail - 5.1%
23,940	Best Buy Co., Inc.	1,065,809

	Department Stores - 2.1%
11,043	Kohl’s Corp.	439,843

	Diversified Support Services - 3.0%
11,250	Copart, Inc.(b)	638,325

	Drug Retail - 11.0%
15,260	CVS Health Corp.	1,202,641
13,376	Walgreens Boots Alliance, Inc.	1,096,029

		2,298,670

	Food Retail - 16.6%
12,924	Ingles Markets, Inc., Class A	584,811
33,360	Kroger Co. (The)	1,132,905
129,371	SUPERVALU, Inc.(b)	507,134
10,888	Weis Markets, Inc.	647,183
19,699	Whole Foods Market, Inc.	595,304

		3,467,337

	General Merchandise Stores - 4.4%
14,325	Target Corp.	923,676

	Homefurnishing Retail - 3.0%
20,626	Aaron’s, Inc.	638,168

	Hypermarkets & Super Centers - 7.8%
6,706	PriceSmart, Inc.	567,998
15,872	Wal-Mart Stores, Inc.	1,059,298

		1,627,296

	Specialty Stores - 13.1%
10,236	Dick’s Sporting Goods, Inc.	528,178
14,776	Hibbett Sports, Inc.(b)	487,608
125,147	Office Depot, Inc.	556,904
4,291	Ulta Beauty, Inc.(b)	1,168,353

		2,741,043

	Trading Companies & Distributors - 3.3%
20,801	Rush Enterprises, Inc., Class A(b)	681,233

	Total Common Stocks (Cost $21,791,603)	20,931,067

	Money Market Fund - 0.2%
40,346	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $40,346)	40,346

	Total Investments (Cost $21,831,949)(d) - 100.2%	20,971,413
	Other assets less liabilities - (0.2)%	(38,337)

	Net Assets - 100.0%	$20,933,076

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $21,943,366. The net unrealized depreciation was $971,953, which consisted of aggregate gross unrealized appreciation of $916,632 and aggregate gross unrealized depreciation of $1,888,585.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Semiconductors Portfolio (PSI)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electronic Components - 2.8%
231,054	Knowles Corp.(b)	$4,163,593

	Semiconductor Equipment - 29.4%
69,487	Advanced Energy Industries, Inc.(b)	4,088,615
314,178	Amkor Technology, Inc.(b)	2,956,415
220,965	Applied Materials, Inc.	7,568,051
232,446	Brooks Automation, Inc.	4,049,209
211,117	Entegris, Inc.(b)	3,958,444
46,953	KLA-Tencor Corp.	3,996,170
246,784	Kulicke & Soffa Industries, Inc. (Singapore)(b)	4,338,463
35,929	Lam Research Corp.	4,126,805
66,765	MKS Instruments, Inc.	4,399,813
154,310	Teradyne, Inc.	4,379,318

		43,861,303

	Semiconductors - 67.8%
436,635	Advanced Micro Devices, Inc.(b)	4,527,905
95,727	Analog Devices, Inc.	7,173,781
39,785	Broadcom Ltd.	7,937,108
118,961	CEVA, Inc.(b)	4,205,271
66,533	Cirrus Logic, Inc.(b)	4,013,271
340,335	Cypress Semiconductor Corp.	4,015,953
81,317	Inphi Corp.(b)	3,725,945
200,123	Intel Corp.	7,368,529
261,565	Marvell Technology Group Ltd. (Bermuda)	3,889,472
96,154	Maxim Integrated Products, Inc.	4,276,930
58,124	Microchip Technology, Inc.	3,914,651
353,815	Micron Technology, Inc.(b)	8,530,480
74,965	NVIDIA Corp.	8,184,679
56,093	Power Integrations, Inc.	3,982,603
103,398	QUALCOMM, Inc.	5,524,555
136,257	Semtech Corp.(b)	4,489,668
57,012	Silicon Laboratories, Inc.(b)	3,717,182
49,065	Skyworks Solutions, Inc.	4,501,223
95,117	Texas Instruments, Inc.	7,185,138

		101,164,344

	Total Common Stocks (Cost $123,235,412)	149,189,240

	Money Market Fund - 0.0%
37,754	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $37,754)	37,754

	Total Investments (Cost $123,273,166)(d) - 100.0%	149,226,994
	Other assets less liabilities - (0.0)%	(62,663)

	Net Assets - 100.0%	$149,164,331

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $123,432,719. The net unrealized appreciation was $25,794,275, which consisted of aggregate gross unrealized appreciation of $26,981,736 and aggregate gross unrealized depreciation of $1,187,461.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Software Portfolio (PSJ)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 101.4%
	Application Software - 38.6%
44,519	Adobe Systems, Inc.(b)	$5,047,564
48,394	Aspen Technology, Inc.(b)	2,570,205
59,683	BroadSoft, Inc.(b)	2,506,686
43,125	CDK Global, Inc.	2,697,469
65,706	Citrix Systems, Inc.(b)	5,991,730
40,881	Ebix, Inc.	2,268,896
21,740	Fair Isaac Corp.	2,680,542
40,056	Intuit, Inc.	4,749,840
51,465	PTC, Inc.(b)	2,705,515
75,955	Synopsys, Inc.(b)	4,776,810

		35,995,257

	Communications Equipment - 3.1%
31,319	InterDigital, Inc.	2,925,195

	Data Processing & Outsourced Services - 3.0%
57,304	CSG Systems International, Inc.	2,773,514

	Electronic Components - 2.8%
53,910	Dolby Laboratories, Inc., Class A	2,582,828

	Health Care Technology - 9.9%
100,979	HealthStream, Inc.(b)	2,318,478
162,214	Inovalon Holdings, Inc., Class A(b)	1,873,572
181,531	Quality Systems, Inc.(b)	2,724,780
54,667	Veeva Systems, Inc., Class A(b)	2,314,054

		9,230,884

	Home Entertainment Software - 13.6%
124,512	Activision Blizzard, Inc.	5,006,627
58,467	Electronic Arts, Inc.(b)	4,877,902
52,198	Take-Two Interactive Software, Inc.(b)	2,800,423

		12,684,952

	Internet Software & Services - 5.1%
81,868	Alarm.com Holdings, Inc.(b)	2,217,804
160,771	Five9, Inc.(b)	2,485,520

		4,703,324

	Semiconductor Equipment - 5.7%
107,591	PDF Solutions, Inc.(b)	2,421,873
62,793	Tessera Holding Corp.	2,838,244

		5,260,117

	Systems Software - 19.6%
105,395	Barracuda Networks, Inc.(b)	2,475,728
146,814	CA, Inc.	4,590,874
45,513	CommVault Systems, Inc.(b)	2,234,688
42,317	Gigamon, Inc.(b)	1,402,809
82,428	Varonis Systems, Inc.(b)	2,464,597
58,467	VMware, Inc., Class A(b)	5,118,201

		18,286,897

	Total Common Stocks (Cost $88,122,681)	94,442,968

	Money Market Fund - 0.0%
12,731	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $12,731)	12,731

	Total Investments (Cost $88,135,412)(d) - 101.4%	94,455,699
	Other assets less liabilities - (1.4)%	(1,266,579)

	Net Assets - 100.0%	$93,189,120

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $88,263,513. The net unrealized appreciation was $6,192,186, which consisted of aggregate gross unrealized appreciation of $8,380,962 and aggregate gross unrealized depreciation of $2,188,776.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 2.2%
99,804	Arconic, Inc.	$2,274,533

	Copper - 3.9%
236,643	Freeport-McMoRan, Inc.(b)	3,940,106

	Diversified Chemicals - 4.3%
164,800	Chemours Co. (The)	4,354,016

	Fertilizers & Agricultural Chemicals - 3.7%
63,616	FMC Corp.	3,827,139

	Forest Products - 2.5%
135,962	Louisiana-Pacific Corp.(b)	2,600,953

	Industrial Gases - 3.1%
22,810	Air Products & Chemicals, Inc.	3,187,926

	Oil & Gas Equipment & Services - 3.8%
66,118	US Silica Holdings, Inc.	3,910,219

	Oil & Gas Refining & Marketing - 1.9%
86,999	Green Plains, Inc.	1,957,477

	Paper Packaging - 7.3%
48,533	Avery Dennison Corp.	3,543,879
69,398	International Paper Co.	3,927,927

		7,471,806

	Paper Products - 5.0%
114,838	KapStone Paper and Packaging Corp.	2,753,815
29,371	Neenah Paper, Inc.	2,412,828

		5,166,643

	Specialty Chemicals - 36.1%
59,288	A. Schulman, Inc.	2,045,436
37,160	Albemarle Corp.	3,442,502
25,044	Balchem Corp.	2,134,751
39,064	Celanese Corp., Series A	3,297,002
28,315	Ecolab, Inc.	3,401,481
43,437	H.B. Fuller Co.	2,144,485
50,124	Ingevity Corp.(b)	2,786,393
39,657	Innospec, Inc.	2,829,527
33,141	Minerals Technologies, Inc.	2,656,251
8,826	NewMarket Corp.	3,805,506
21,552	Quaker Chemical Corp.	2,769,432
53,511	RPM International, Inc.	2,796,485
37,650	Sensient Technologies Corp.	2,889,637

		36,998,888

	Steel - 26.2%
333,579	AK Steel Holding Corp.(b)	2,695,319
434,060	Cliffs Natural Resources, Inc.(b)	3,806,706
107,314	Commercial Metals Co.	2,192,425
48,016	Nucor Corp.	2,789,250
77,322	Schnitzer Steel Industries, Inc., Class A	1,828,665
105,237	Steel Dynamics, Inc.	3,558,063
216,454	SunCoke Energy, Inc.(b)	1,909,124
126,421	TimkenSteel Corp.(b)	2,131,458
96,706	United States Steel Corp.	3,163,253

58,018	Worthington Industries, Inc.	$2,772,680

		26,846,943

	Total Common Stocks (Cost $93,133,908)	102,536,649

	Money Market Fund - 0.1%
81,533	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $81,533)	81,533

	Total Investments (Cost $93,215,441)(d) - 100.1%	102,618,182
	Other assets less liabilities - (0.1)%	(82,497)

	Net Assets - 100.0%	$102,535,685

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $93,335,083. The net unrealized appreciation was $9,283,099, which consisted of aggregate gross unrealized appreciation of $10,894,801 and aggregate gross unrealized depreciation of $1,611,702.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Airlines - 6.6%
12,697	Hawaiian Holdings, Inc.(b)	$646,912
35,911	JetBlue Airways Corp.(b)	704,215
17,264	SkyWest, Inc.	611,145

		1,962,272

	Apparel Retail - 16.7%
9,076	Burlington Stores, Inc.(b)	759,661
6,585	Children’s Place, Inc. (The)	638,745
21,501	Francesca’s Holdings Corp.(b)	374,978
13,371	L Brands, Inc.	805,068
18,010	Ross Stores, Inc.	1,190,641
16,936	Tailored Brands, Inc.	359,890
10,763	TJX Cos., Inc. (The)	806,364

		4,935,347

	Auto Parts & Equipment - 5.7%
4,686	Dorman Products, Inc.(b)	323,428
5,963	LCI Industries	654,439
4,918	Lear Corp.	698,799

		1,676,666

	Automobile Manufacturers - 3.9%
7,538	Thor Industries, Inc.	780,183
12,157	Winnebago Industries, Inc.	381,730

		1,161,913

	Automotive Retail - 8.0%
1,202	AutoZone, Inc.(b)	871,426
5,718	O’Reilly Automotive, Inc.(b)	1,499,660

		2,371,086

	Cable & Satellite - 3.4%
3,145	Charter Communications, Inc., Class A(b)	1,018,823

	Casinos & Gaming - 1.3%
25,136	Eldorado Resorts, Inc.(b)	389,608

	Computer & Electronics Retail - 0.9%
23,988	Conn’s, Inc.(b)	253,073

	General Merchandise Stores - 1.2%
24,196	Fred’s, Inc., Class A(c)	352,536

	Home Entertainment Software - 6.8%
12,300	Electronic Arts, Inc.(b)	1,026,189
18,358	Take-Two Interactive Software, Inc.(b)	984,907

		2,011,096

	Home Improvement Retail - 3.6%
5,340	Home Depot, Inc. (The)	734,677
17,167	Tile Shop Holdings, Inc.(b)	327,890

		1,062,567

	Homebuilding - 1.1%
23,045	Beazer Homes USA, Inc.(b)	328,622

	Homefurnishing Retail - 1.3%
51,026	Pier 1 Imports, Inc.	370,959

	Hypermarkets & Super Centers - 2.2%
3,919	Costco Wholesale Corp.	642,520

	Industrial Machinery - 3.5%
7,803	Middleby Corp. (The)(b)	1,047,006

	Internet & Direct Marketing Retail - 13.5%
2,026	Amazon.com, Inc.(b)	$1,668,370
12,487	Liberty Ventures, Series A(b)	545,058
1,134	Priceline Group, Inc. (The)(b)	1,786,197

		3,999,625

	Leisure Facilities - 2.5%
4,273	Vail Resorts, Inc.	732,990

	Office Services & Supplies - 1.1%
25,086	ACCO Brands Corp.(b)	319,846

	Oil & Gas Refining & Marketing - 1.2%
4,086	REX American Resources Corp.(b)	339,261

	Restaurants - 11.9%
4,010	Cracker Barrel Old Country Store, Inc.(c)	633,821
14,092	Dave & Buster’s Entertainment, Inc.(b)	767,450
9,186	Domino’s Pizza, Inc.	1,603,324
6,016	Papa John’s International, Inc.	512,684

		3,517,279

	Specialty Stores - 3.6%
18,906	Big 5 Sporting Goods Corp.	291,152
2,825	Ulta Beauty, Inc.(b)	769,191

		1,060,343

	Total Common Stocks (Cost $27,545,246)	29,553,438

	Money Market Fund - 0.2%
71,325	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $71,325)	71,325

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $27,616,571) - 100.2%	29,624,763

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.6%
760,690	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $760,690)	760,690

	Total Investments (Cost $28,377,261)(f) - 102.8%	30,385,453
	Other assets less liabilities - (2.8)%	(832,303)

	Net Assets - 100.0%	$29,553,150

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $28,465,364. The net unrealized appreciation was $1,920,089, which consisted of aggregate gross unrealized appreciation of $2,825,218 and aggregate gross unrealized depreciation of $905,129.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 5.1%
22,084	Fresh Del Monte Produce, Inc.	$1,264,309
22,729	Ingredion, Inc.	2,913,630

		4,177,939

	Brewers - 2.3%
19,802	Molson Coors Brewing Co., Class B	1,911,289

	Distillers & Vintners - 5.6%
23,956	Constellation Brands, Inc., Class A	3,587,651
24,778	MGP Ingredients, Inc.	1,050,339

		4,637,990

	Education Services - 6.1%
18,685	Bright Horizons Family Solutions, Inc.(b)	1,324,019
11,115	Capella Education Co.	950,332
45,277	DeVry Education Group, Inc.	1,516,780
21,604	Grand Canyon Education, Inc.(b)	1,274,204

		5,065,335

	Environmental & Facilities Services - 2.6%
61,038	Rollins, Inc.	2,152,200

	Food Distributors - 2.4%
24,648	SpartanNash Co.	933,173
38,039	US Foods Holding Corp.(b)	1,034,661

		1,967,834

	Health Care Facilities - 4.0%
36,630	VCA, Inc.(b)	3,318,678

	Health Care Services - 1.7%
8,548	Chemed Corp.	1,419,737

	Household Products - 13.7%
85,280	Church & Dwight Co., Inc.	3,856,362
25,267	Energizer Holdings, Inc.	1,275,225
15,775	Kimberly-Clark Corp.	1,910,826
25,371	Spectrum Brands Holdings, Inc.	3,384,238
8,655	WD-40 Co.	910,073

		11,336,724

	Housewares & Specialties - 3.7%
64,219	Newell Brands, Inc.	3,039,485

	Industrial Machinery - 2.1%
14,361	Stanley Black & Decker, Inc.	1,780,764

	Internet & Direct Marketing Retail - 1.4%
35,159	Nutrisystem, Inc.	1,162,005

	Packaged Foods & Meats - 26.1%
27,218	B&G Foods, Inc.	1,207,118
28,780	Calavo Growers, Inc.	1,591,534
27,238	Campbell Soup Co.	1,695,021
50,865	Conagra Brands, Inc.	1,988,313
7,802	J & J Snack Foods Corp.	995,301
16,012	JM Smucker Co. (The)	2,175,230
18,606	John B. Sanfilippo & Son, Inc.	1,224,089
28,204	Kellogg Co.	2,050,713
7,755	Lancaster Colony Corp.	1,016,293
32,074	McCormick & Co., Inc.	3,064,671
40,685	Pinnacle Foods, Inc.	2,164,035
29,055	Post Holdings, Inc.(b)	2,431,322

		21,603,640

	Personal Products - 1.3%
16,796	USANA Health Sciences, Inc.(b)	$1,046,391

	Soft Drinks - 7.2%
5,927	Coca-Cola Bottling Co. Consolidated	1,000,715
32,894	Dr Pepper Snapple Group, Inc.	2,999,933
38,923	National Beverage Corp.	1,953,545

		5,954,193

	Specialized Consumer Services - 4.0%
66,583	Service Corp. International	1,939,563
33,855	Sotheby’s(b)(c)	1,344,382

		3,283,945

	Tobacco - 7.1%
59,108	Altria Group, Inc.	4,207,307
16,935	Philip Morris International, Inc.	1,627,962

		5,835,269

	Trading Companies & Distributors - 3.6%
23,388	United Rentals, Inc.(b)	2,958,816

	Total Common Stocks (Cost $79,714,596)	82,652,234

	Money Market Fund - 0.2%
147,794	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $147,794)	147,794

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $79,862,390) - 100.2%	82,800,028

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.2%
964,510	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $964,510)	964,510

	Total Investments (Cost $80,826,900)(f) - 101.4%	83,764,538
	Other assets less liabilities - (1.4)%	(1,124,876)

	Net Assets - 100.0%	$82,639,662

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $81,346,621. The net unrealized appreciation was $2,417,917, which consisted of aggregate gross unrealized appreciation of $4,699,502 and aggregate gross unrealized depreciation of $2,281,585.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Energy Momentum Portfolio (PXI)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Coal & Consumable Fuels - 2.9%
398,322	CONSOL Energy, Inc.	$6,747,575

	Oil & Gas Drilling - 16.3%
420,795	Atwood Oceanics, Inc.(b)(c)	5,116,867
72,118	Helmerich & Payne, Inc.	5,131,917
377,787	Nabors Industries Ltd.	6,139,039
220,416	Patterson-UTI Energy, Inc.	6,180,465
642,969	Pioneer Energy Services Corp.(c)	4,050,705
346,551	Transocean Ltd.(c)	4,841,317
217,403	Unit Corp.(c)	5,652,478

		37,112,788

	Oil & Gas Equipment & Services - 10.6%
251,299	Archrock, Inc.	3,668,965
187,834	Bristow Group, Inc.	3,317,149
479,847	Helix Energy Solutions Group, Inc.(c)	4,069,103
385,485	Hornbeck Offshore Services, Inc.(b)(c)	2,794,766
566,894	McDermott International, Inc.(c)	4,591,841
190,044	RPC, Inc.(b)	4,089,747
764,852	Tidewater, Inc.(b)(c)	1,682,674

		24,214,245

	Oil & Gas Exploration & Production - 61.2%
565,467	Bill Barrett Corp.(c)	3,703,809
204,233	California Resources Corp.(b)(c)	4,374,671
531,343	Callon Petroleum Co.(c)	8,118,921
129,835	Carrizo Oil & Gas, Inc.(c)	4,590,966
751,313	Chesapeake Energy Corp.(c)	4,845,969
49,183	Cimarex Energy Co.	6,650,033
91,997	Clayton Williams Energy, Inc.(b)(c)	13,380,964
77,762	Concho Resources, Inc.(c)	10,843,133
127,303	Continental Resources, Inc.(c)	6,181,834
94,818	Diamondback Energy, Inc.(c)	9,972,009
61,048	EOG Resources, Inc.	6,201,256
575,635	EP Energy Corp., Class A(b)(c)	3,016,327
325,756	Laredo Petroleum, Inc.(c)	4,413,994
459,012	Oasis Petroleum, Inc.(c)	6,490,430
234,550	Parsley Energy, Inc., Class A(c)	8,260,851
100,409	PDC Energy, Inc.(c)	7,424,241
55,035	Pioneer Natural Resources Co.	9,918,958
158,852	RSP Permian, Inc.(c)	6,760,741
519,729	Sanchez Energy Corp.(b)(c)	6,891,606
539,689	WPX Energy, Inc.(c)	7,517,868

		139,558,581

	Oil & Gas Refining & Marketing - 3.8%
130,701	Valero Energy Corp.	8,594,898

	Oil & Gas Storage & Transportation - 5.2%
100,230	SemGroup Corp., Class A	3,979,131
135,771	Targa Resources Corp.	7,823,125

		11,802,256

	Total Common Stocks (Cost $203,563,085)	228,030,343

	Money Market Fund - 0.1%
122,429	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $122,429)	122,429

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $203,685,514) - 100.1%	$228,152,772

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 13.4%
30,601,798	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $30,601,798)	30,601,798

	Total Investments (Cost $234,287,312)(f) - 113.5%	258,754,570
	Other assets less liabilities - (13.5)%	(30,698,357)

	Net Assets - 100.0%	$228,056,213

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $234,497,327. The net unrealized appreciation was $24,257,243, which consisted of aggregate gross unrealized appreciation of $29,284,619 and aggregate gross unrealized depreciation of $5,027,376.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Financial Momentum Portfolio (PFI)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Finance - 0.5%
10,003	World Acceptance Corp.(b)	$490,847

	Data Processing & Outsourced Services - 3.4%
31,972	Mastercard, Inc., Class A	3,399,583

	Diversified Banks - 6.8%
110,114	Bank of America Corp.	2,492,981
50,695	JPMorgan Chase & Co.	4,290,318

		6,783,299

	Hotel & Resort REITs - 1.1%
18,611	Ryman Hospitality Properties, Inc. REIT	1,138,621

	Investment Banking & Brokerage - 5.1%
83,560	E*TRADE Financial Corp.(b)	3,129,322
8,373	Piper Jaffray Cos.(b)	590,296
18,058	Raymond James Financial, Inc.	1,353,086

		5,072,704

	Life & Health Insurance - 17.2%
35,629	Lincoln National Corp.	2,405,314
19,435	Primerica, Inc.	1,466,371
56,351	Principal Financial Group, Inc.	3,217,078
31,899	Prudential Financial, Inc.	3,352,904
32,437	Torchmark Corp.	2,385,417
94,066	Unum Group	4,273,418

		17,100,502

	Multi-line Insurance - 4.5%
16,848	American Financial Group, Inc.	1,451,792
22,115	Assurant, Inc.	2,148,030
21,468	Horace Mann Educators Corp.	887,702

		4,487,524

	Office REITs - 2.4%
31,526	Kilroy Realty Corp. REIT	2,359,721

	Property & Casualty Insurance - 2.8%
12,738	AMERISAFE, Inc.	803,131
12,560	Arch Capital Group Ltd.(b)	1,109,676
13,460	Argo Group International Holdings Ltd.	860,767

		2,773,574

	Regional Banks - 48.1%
22,471	Ameris Bancorp	1,013,442
60,440	BancorpSouth, Inc.	1,795,068
86,346	Bank of the Ozarks, Inc.	4,737,805
29,882	Banner Corp.	1,676,978
23,918	BNC Bancorp	843,110
55,433	Cathay General Bancorp	2,019,979
28,018	Centerstate Banks, Inc.	683,359
29,446	CVB Financial Corp.	663,713
15,351	Eagle Bancorp, Inc.(b)	940,249
45,610	East West Bancorp, Inc.	2,346,178
107,059	First BanCorp/Puerto Rico(b)	719,436
26,070	First Republic Bank	2,459,183
28,054	Great Western Bancorp, Inc.	1,199,309
23,347	Hanmi Financial Corp.	773,953
64,066	Home BancShares, Inc.	1,725,938
300,302	Huntington Bancshares, Inc.	4,063,086
12,478	Independent Bank Corp./MA	778,003
10,030	Independent Bank Group, Inc.	623,365
90,318	Investors Bancorp, Inc.	1,296,063

14,349	LegacyTexas Financial Group, Inc.	$592,901
23,734	MB Financial, Inc.	1,056,875
25,788	PacWest Bancorp	1,428,655
27,938	Pinnacle Financial Partners, Inc.	1,867,655
171,169	Regions Financial Corp.	2,466,545
17,691	Renasant Corp.	704,102
27,834	ServisFirst Bancshares, Inc.	1,114,473
38,354	Synovus Financial Corp.	1,598,595
20,839	TowneBank	671,016
51,942	United Community Banks, Inc.	1,461,128
40,961	Webster Financial Corp.	2,151,272
51,558	Western Alliance Bancorp(b)	2,545,934

		48,017,368

	Reinsurance - 4.8%
38,085	Reinsurance Group of America, Inc.	4,778,525

	Thrifts & Mortgage Finance - 3.3%
9,909	Meta Financial Group, Inc.	870,506
302,041	Ocwen Financial Corp.(b)	1,591,756
18,267	WSFS Financial Corp.	827,495

		3,289,757

	Total Common Stocks and Other Equity Interests (Cost $98,574,266)	99,692,025

	Money Market Fund - 0.1%
112,793	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $112,793)	112,793

	Total Investments (Cost $98,687,059)(d) - 100.1%	99,804,818
	Other assets less liabilities - (0.1)%	(49,982)

	Net Assets - 100.0%	$99,754,836

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $98,708,068. The net unrealized appreciation was $1,096,750, which consisted of aggregate gross unrealized appreciation of $2,413,894 and aggregate gross unrealized depreciation of $1,317,144.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Healthcare Momentum Portfolio (PTH)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Biotechnology - 28.4%
27,555	AMAG Pharmaceuticals, Inc.(b)	$664,076
217,340	Array BioPharma, Inc.(b)	2,362,486
46,393	Clovis Oncology, Inc.(b)	3,006,266
14,439	Eagle Pharmaceuticals, Inc.(b)(c)	999,323
158,478	Exelixis, Inc.(b)	2,871,621
35,749	Ionis Pharmaceuticals, Inc.(b)	1,590,831
82,559	Progenics Pharmaceuticals, Inc.(b)	736,426
19,691	Sage Therapeutics, Inc.(b)	944,774
15,862	TESARO, Inc.(b)	2,582,968
46,425	Vanda Pharmaceuticals, Inc.(b)	656,914
29,781	Xencor, Inc.(b)	709,681

		17,125,366

	Health Care Equipment - 34.0%
21,804	ABIOMED, Inc.(b)	2,319,292
13,305	Becton, Dickinson and Co.	2,358,844
82,341	Boston Scientific Corp.(b)	1,981,125
20,994	Cantel Medical Corp.	1,625,146
18,176	Hill-Rom Holdings, Inc.	1,070,021
13,620	IDEXX Laboratories, Inc.(b)	1,666,135
14,709	Inogen, Inc.(b)	946,818
22,140	Integra LifeSciences Holdings Corp.(b)	923,902
2,012	Intuitive Surgical, Inc.(b)	1,393,692
34,876	K2M Group Holdings, Inc.(b)	708,680
19,199	Masimo Corp.(b)	1,412,662
32,439	NuVasive, Inc.(b)	2,295,708
28,358	NxStage Medical, Inc.(b)	762,830
23,560	Zeltiq Aesthetics, Inc.(b)	1,044,650

		20,509,505

	Health Care Facilities - 1.2%
10,333	U.S. Physical Therapy, Inc.	724,860

	Health Care Supplies - 10.1%
20,995	Align Technology, Inc.(b)	1,925,032
7,332	ICU Medical, Inc.(b)	1,005,217
27,194	Merit Medical Systems, Inc.(b)	690,728
10,014	Neogen Corp.(b)	661,325
29,678	Spectranetics Corp. (The)(b)	767,176
12,315	West Pharmaceutical Services, Inc.	1,042,218

		6,091,696

	Life Sciences Tools & Services - 4.3%
22,821	INC Research Holdings, Inc., Class A(b)	1,209,513
23,325	PRA Health Sciences, Inc.(b)	1,366,612

		2,576,125

	Managed Health Care - 11.1%
14,172	Aetna, Inc.	1,680,941
27,137	HealthEquity, Inc.(b)	1,255,086
11,907	UnitedHealth Group, Inc.	1,930,125
12,540	WellCare Health Plans, Inc.(b)	1,825,071

		6,691,223

	Pharmaceuticals - 11.0%
27,839	Aclaris Therapeutics, Inc.(b)	738,569
37,117	Aerie Pharmaceuticals, Inc.(b)	1,629,436
36,354	Amphastar Pharmaceuticals, Inc.(b)	572,575
186,853	Chelsea Therapeutics International Ltd.(b)	14,948
13,889	Heska Corp.(b)	1,105,842
44,110	Supernus Pharmaceuticals, Inc.(b)	1,193,176
24,613	Zoetis, Inc.	1,352,238

		6,606,784

	Total Common Stocks (Cost $52,992,284)	60,325,559

	Money Market Fund - 0.1%
87,480	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $87,480)	$87,480

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $53,079,764) - 100.2%	60,413,039

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.7%
408,105	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $408,105)	408,105

	Total Investments (Cost $53,487,869)(f) - 100.9%	60,821,144
	Other assets less liabilities - (0.9)%	(515,798)

	Net Assets - 100.0%	$60,305,346

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $53,523,412. The net unrealized appreciation was $7,297,732, which consisted of aggregate gross unrealized appreciation of $8,432,401 and aggregate gross unrealized depreciation of $1,134,669.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Industrials Momentum Portfolio (PRN)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 22.2%
20,196	HEICO Corp.	$1,554,082
25,202	Huntington Ingalls Industries, Inc.	4,888,180
30,930	Lockheed Martin Corp.	7,773,637
14,129	Northrop Grumman Corp.	3,236,671
26,004	Raytheon Co.	3,748,737
50,735	Spirit AeroSystems Holdings, Inc., Class A	3,046,637
32,917	TransDigm Group, Inc.	7,123,239

		31,371,183

	Agricultural & Farm Machinery - 1.8%
43,742	Toro Co. (The)	2,577,716

	Airport Services - 2.2%
41,188	Macquarie Infrastructure Corp.	3,088,688

	Building Products - 8.9%
125,953	A.O. Smith Corp.	6,140,209
28,913	Gibraltar Industries, Inc.(b)	1,269,281
22,986	Lennox International, Inc.	3,604,435
19,742	Patrick Industries, Inc.(b)	1,613,908

		12,627,833

	Commercial Printing - 2.8%
34,991	Deluxe Corp.	2,549,094
17,580	Multi-Color Corp.	1,357,176

		3,906,270

	Commodity Chemicals - 3.8%
82,589	Trinseo SA	5,347,638

	Construction & Engineering - 4.8%
30,312	Argan, Inc.	2,235,510
43,258	EMCOR Group, Inc.	3,014,650
42,394	MasTec, Inc.(b)	1,579,176

		6,829,336

	Construction & Farm Machinery & Heavy Trucks - 1.7%
85,582	Navistar International Corp.(b)	2,333,821

	Data Processing & Outsourced Services - 2.3%
30,121	Fiserv, Inc.(b)	3,235,899

	Distributors - 1.2%
16,242	Pool Corp.	1,714,505

	Diversified Support Services - 2.3%
28,142	Cintas Corp.	3,267,568

	Electrical Components & Equipment - 0.9%
60,116	General Cable Corp.	1,220,355

	Electronic Components - 3.0%
37,771	II-VI, Inc.(b)	1,378,642
17,730	Littelfuse, Inc.	2,796,198

		4,174,840

	Electronic Manufacturing Services - 1.3%
48,314	Sanmina Corp.(b)	1,881,830

	Health Care Equipment - 3.4%
57,392	Danaher Corp.	4,816,337

	Health Care Services - 1.9%
75,781	AMN Healthcare Services, Inc.(b)	$2,716,749

	Human Resource & Employment Services - 1.8%
35,835	WageWorks, Inc.(b)	2,585,495

	Industrial Conglomerates - 2.0%
16,395	3M Co.	2,866,174

	Industrial Machinery - 10.2%
25,633	IDEX Corp.	2,311,071
25,133	Illinois Tool Works, Inc.	3,196,918
41,475	Ingersoll-Rand PLC	3,291,041
25,284	John Bean Technologies Corp.	2,183,274
23,557	Lydall, Inc.(b)	1,436,977
149,929	Mueller Water Products, Inc., Class A	2,018,044

		14,437,325

	IT Consulting & Other Services - 4.4%
39,200	Accenture PLC, Class A	4,463,704
52,711	Booz Allen Hamilton Holding Corp.	1,782,686

		6,246,390

	Life Sciences Tools & Services - 3.7%
12,435	Mettler-Toledo International, Inc.(b)	5,305,144

	Oil & Gas Equipment & Services - 2.7%
309,450	Fairmount Santrol Holdings, Inc.(b)	3,874,314

	Paper Packaging - 2.8%
43,012	Packaging Corp. of America	3,964,846

	Semiconductor Equipment - 1.4%
32,856	Advanced Energy Industries, Inc.(b)	1,933,247

	Trading Companies & Distributors - 2.3%
32,172	DXP Enterprises, Inc.(b)	1,216,745
13,278	Watsco, Inc.	2,028,082

		3,244,827

	Trucking - 4.2%
67,328	Old Dominion Freight Line, Inc.(b)	5,943,716

	Total Common Stocks (Cost $132,893,327)	141,512,046

	Money Market Fund - 0.1%
94,673	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c)
	(Cost $94,673)	94,673

	Total Investments (Cost $132,988,000)(d) - 100.1%	141,606,719
	Other assets less liabilities - (0.1)%	(94,406)

	Net Assets - 100.0%	$141,512,313

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $133,033,125. The net unrealized appreciation was $8,573,594, which consisted of aggregate gross unrealized appreciation of $10,552,685 and aggregate gross unrealized depreciation of $1,979,091.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Technology Momentum Portfolio (PTF)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 1.2%
50,780	Mercury Systems, Inc.(b)	$1,712,301

	Alternative Carriers - 1.3%
249,141	Vonage Holdings Corp.(b)	1,766,410

	Application Software - 14.5%
88,288	8x8, Inc.(b)	1,399,365
36,236	Adobe Systems, Inc.(b)	4,108,438
45,307	Aspen Technology, Inc.(b)	2,406,255
100,185	Cadence Design Systems, Inc.(b)	2,607,816
56,187	Ebix, Inc.(c)	3,118,378
37,675	Intuit, Inc.	4,467,501
56,570	Pegasystems, Inc.	2,194,916

		20,302,669

	Communications Equipment - 9.9%
60,818	Applied Optoelectronics, Inc.(b)	1,870,762
89,729	CommScope Holding Co., Inc.(b)	3,393,551
141,271	Finisar Corp.(b)	4,177,383
26,058	InterDigital, Inc.	2,433,817
31,714	Ubiquiti Networks, Inc.(b)	1,978,954

		13,854,467

	Data Processing & Outsourced Services - 1.9%
30,164	Jack Henry & Associates, Inc.	2,708,124

	Health Care Technology - 1.2%
39,148	Veeva Systems, Inc., Class A(b)	1,657,135

	Internet Software & Services - 13.8%
4,106	Alphabet, Inc., Class A(b)	3,367,700
46,414	Facebook, Inc., Class A(b)	6,048,673
25,848	j2 Global, Inc.	2,166,321
31,054	LogMeIn, Inc.	3,356,937
58,557	MINDBODY, Inc., Class A(b)	1,425,863
45,428	Q2 Holdings, Inc.(b)	1,442,339
111,069	TrueCar, Inc.(b)(c)	1,460,557

		19,268,390

	IT Consulting & Other Services - 8.3%
86,416	Computer Sciences Corp.	5,375,075
68,983	Leidos Holdings, Inc.	3,333,259
22,343	Science Applications International Corp.	1,819,167
84,306	Unisys Corp.(b)	1,083,332

		11,610,833

	Semiconductor Equipment - 9.8%
199,832	Amkor Technology, Inc.(b)	1,880,419
113,290	Applied Materials, Inc.	3,880,183
36,187	Lam Research Corp.	4,156,439
63,535	Rudolph Technologies, Inc.(b)	1,458,128
51,487	Tessera Holding Corp.	2,327,212

		13,702,381

	Semiconductors - 24.1%
554,058	Advanced Micro Devices, Inc.(b)	5,745,581
88,933	Cirrus Logic, Inc.(b)	5,364,439
60,668	Inphi Corp.(b)	2,779,808
124,159	MaxLinear, Inc., Class A(b)	3,175,987
68,000	Microsemi Corp.(b)	3,614,200
37,480	Monolithic Power Systems, Inc.	3,269,755
57,301	NVIDIA Corp.	6,256,123
47,356	Texas Instruments, Inc.	3,577,272

		33,783,165

	Systems Software - 1.3%
80,359	Barracuda Networks, Inc.(b)	$1,887,633

	Technology Distributors - 2.5%
37,326	CDW Corp.	1,922,662
12,986	SYNNEX Corp.	1,560,658

		3,483,320

	Technology Hardware, Storage & Peripherals - 5.8%
93,955	Seagate Technology PLC	4,242,068
47,910	Western Digital Corp.	3,819,864

		8,061,932

	Wireless Telecommunication Services - 4.4%
100,099	T-Mobile US, Inc.(b)	6,233,165

	Total Common Stocks (Cost $120,258,188)	140,031,925

	Money Market Fund - 0.1%
152,370	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $152,370)	152,370

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $120,410,558) - 100.1%	140,184,295

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.3%
4,634,399	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $4,634,399)	4,634,399

	Total Investments (Cost $125,044,957)(f) - 103.4%	144,818,694
	Other assets less liabilities - (3.4)%	(4,779,180)

	Net Assets - 100.0%	$140,039,514

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $125,062,619. The net unrealized appreciation was $19,756,075, which consisted of aggregate gross unrealized appreciation of $21,236,345 and aggregate gross unrealized depreciation of $1,480,270.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Utilities Momentum Portfolio (PUI)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electric Utilities - 33.3%
25,742	Alliant Energy Corp.	$969,186
19,960	American Electric Power Co., Inc.	1,278,638
24,198	Duke Energy Corp.	1,900,511
28,362	Edison International	2,067,022
26,595	Eversource Energy	1,471,235
13,010	IDACORP, Inc.	1,041,060
12,873	MGE Energy, Inc.	819,366
13,637	NextEra Energy, Inc.	1,687,170
33,539	OGE Energy Corp.	1,124,898
34,616	PG&E Corp.	2,142,384
34,669	PNM Resources, Inc.	1,192,614
19,778	Portland General Electric Co.	862,519
39,708	Xcel Energy, Inc.	1,640,735

		18,197,338

	Gas Utilities - 16.0%
17,288	Atmos Energy Corp.	1,317,000
33,567	New Jersey Resources Corp.	1,265,476
13,230	ONE Gas, Inc.	854,923
38,601	South Jersey Industries, Inc.	1,273,833
11,613	Southwest Gas Holdings, Inc.	935,659
14,072	Spire, Inc.	914,680
22,570	UGI Corp.	1,046,571
13,666	WGL Holdings, Inc.	1,119,792

		8,727,934

	Independent Power Producers & Energy Traders - 2.7%
88,403	NRG Energy, Inc.	1,462,185

	Integrated Telecommunication Services - 3.5%
29,101	Consolidated Communications Holdings, Inc.	765,647
23,048	Verizon Communications, Inc.	1,129,583

		1,895,230

	Multi-Utilities - 32.0%
22,407	Ameren Corp.	1,179,729
18,269	Avista Corp.	705,914
15,244	Black Hills Corp.	953,512
51,138	CenterPoint Energy, Inc.	1,340,327
42,853	CMS Energy Corp.	1,825,538
19,608	Consolidated Edison, Inc.	1,457,855
16,347	DTE Energy Co.	1,612,468
80,956	NiSource, Inc.	1,810,986
17,423	NorthWestern Corp.	995,028
14,460	SCANA Corp.	993,402
17,037	Sempra Energy	1,744,418
20,116	Vectren Corp.	1,104,167
29,929	WEC Energy Group, Inc.	1,767,307

		17,490,651

	Oil & Gas Storage & Transportation - 3.2%
32,062	ONEOK, Inc.	1,766,937

	Renewable Electricity - 1.4%
14,542	Ormat Technologies, Inc.	780,905

	Water Utilities - 6.5%
26,698	American Water Works Co., Inc.	1,960,701
30,625	Aqua America, Inc.	931,306

20,037	California Water Service Group	$691,277

		3,583,284

	Wireless Telecommunication Services - 1.4%
29,127	Shenandoah Telecommunications Co.	793,711

	Total Common Stocks (Cost $54,392,343)	54,698,175

	Money Market Fund - 0.1%
61,421	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(b) (Cost $61,421)	61,421

	Total Investments (Cost $54,453,764)(c) - 100.1%	54,759,596
	Other assets less liabilities - (0.1)%	(41,288)

	Net Assets - 100.0%	$54,718,308

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $54,481,395. The net unrealized appreciation was $278,201, which consisted of aggregate gross unrealized appreciation of $1,638,613 and aggregate gross unrealized depreciation of $1,360,412.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares NASDAQ Internet Portfolio (PNQI)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Alternative Carriers - 0.4%
25,145	Cogent Communications Holdings, Inc.	$1,051,061

	Application Software - 0.1%
47,164	NQ Mobile, Inc., Class A ADR (China)(b)(c)	179,695

	Casinos & Gaming - 0.1%
15,804	500.com Ltd., Class A ADR (China)(b)(c)	211,932

	Internet & Direct Marketing Retail - 39.4%
19,513	1-800-Flowers.com, Inc., Class A(c)	175,617
29,088	Amazon.com, Inc.(c)	23,953,386
6,466	Blue Nile, Inc.	263,231
231,900	Ctrip.com International Ltd. ADR (China)(c)	10,020,399
63,886	Etsy, Inc.(c)	805,603
75,859	Expedia, Inc.	9,223,696
15,048	FTD Cos., Inc.(c)	345,803
315,733	Groupon, Inc., Class A(b)(c)	1,089,279
406,257	JD.Com, Inc., Class A ADR (China)(c)	11,537,699
17,705	Lands’ End, Inc.(b)(c)	271,772
39,817	Liberty TripAdvisor Holdings, Inc., Series A(c)	714,715
23,040	MakeMyTrip Ltd. (India)(b)(c)	769,536
186,601	Netflix, Inc.(c)	26,256,627
16,363	Nutrisystem, Inc.	540,797
14,032	Overstock.com, Inc.(c)	232,931
11,347	PetMed Express, Inc.(b)	240,443
14,519	Priceline Group, Inc. (The)(c)	22,869,313
36,352	Qunar Cayman Islands Ltd., Class B ADR (China)(b)(c)	1,106,191
18,765	Shutterfly, Inc.(c)	963,207
73,466	TripAdvisor, Inc.(c)	3,886,351

		115,266,596

	Internet Software & Services - 55.8%
31,924	21Vianet Group, Inc., Class A ADR (China)(c)	228,895
21,823	Actua Corp.(c)	312,069
95,799	Akamai Technologies, Inc.(c)	6,570,853
25,414	Alarm.com Holdings, Inc.(c)	688,465
28,801	Alphabet, Inc., Class C(c)	22,948,349
32,700	Angie’s List, Inc.(c)	205,029
6,060	Autobytel, Inc.(c)	83,325
26,119	Autohome, Inc., Class A ADR (China)(c)	819,875
65,386	Baidu, Inc. ADR (China)(c)	11,447,127
49,825	Bankrate, Inc.(c)	543,093
45,790	Bazaarvoice, Inc.(c)	215,213
16,446	Benefitfocus, Inc.(c)	497,492
23,062	Blucora, Inc.(c)	348,236
15,068	Carbonite, Inc.(c)	259,923
17,496	Cimpress NV (Netherlands)(c)	1,476,487
31,606	comScore, Inc.(c)	1,060,381
31,060	Cornerstone OnDemand, Inc.(c)	1,263,831
18,017	CoStar Group, Inc.(c)	3,641,236
33,159	Criteo SA ADR (France)(c)	1,494,476
27,518	DHI Group, Inc.(c)	156,853
58,314	EarthLink Holdings Corp.	373,793
392,526	eBay, Inc.(c)	12,494,103

78,226	Endurance International Group Holdings, Inc.(c)	$602,340
23,800	Envestnet, Inc.(c)	899,640
184,363	Facebook, Inc., Class A(c)	24,026,186
29,280	Five9, Inc.(c)	452,669
48,352	GoDaddy, Inc., Class A(c)	1,727,617
47,673	Gogo, Inc.(b)(c)	436,208
33,589	Hortonworks, Inc.(b)(c)	325,813
40,630	IAC/InterActiveCorp.(c)	2,795,750
26,566	j2 Global, Inc.	2,226,497
32,046	LivePerson, Inc.(c)	233,936
14,089	LogMeIn, Inc.	1,523,021
24,688	Match Group, Inc.(b)(c)	428,831
24,410	MercadoLibre, Inc. (Argentina)	4,525,370
30,310	Mimecast Ltd.(c)	644,391
34,020	Momo, Inc., Class A ADR (China)(b)(c)	773,275
42,211	NetEase, Inc. ADR (China)	10,717,373
28,813	New Relic, Inc.(c)	1,043,031
36,473	NIC, Inc.	878,999
128,985	Pandora Media, Inc.(b)(c)	1,676,805
26,808	RetailMeNot, Inc.(c)	242,612
19,419	Shutterstock, Inc.(c)	1,044,742
39,183	SINA Corp. (China)(c)	2,731,839
21,411	Sohu.com, Inc. (China)(c)	849,374
9,419	SPS Commerce, Inc.(c)	649,911
9,426	Stamps.com, Inc.(b)(c)	1,145,730
47,242	TrueCar, Inc.(b)(c)	621,232
395,192	Twitter, Inc.(c)	6,963,283
57,807	VeriSign, Inc.(b)(c)	4,636,700
28,114	Web.com Group, Inc.(c)	532,760
21,427	WebMD Health Corp.(c)	1,068,993
26,341	Weibo Corp., Class A ADR (China)(b)(c)	1,270,163
23,471	Wix.com Ltd. (Israel)(c)	1,233,401
266,117	Yahoo!, Inc.(c)	11,727,776
152,202	Yandex NV, Class A (Russia)(c)	3,521,954
21,189	YY, Inc., Class A ADR (China)(b)(c)	870,444
29,892	Zillow Group, Inc., Class A(b)(c)	1,075,514

		163,253,284

	Specialized REITs - 4.2%
32,224	Equinix, Inc. REIT	12,405,595

	Wireless Telecommunication Services - 0.1%
21,161	Boingo Wireless, Inc.(c)	247,584

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $260,079,309) - 100.1%	292,615,747

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.1%
12,051,268	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $12,051,268)	12,051,268

	Total Investments (Cost $272,130,577)(f) - 104.2%	304,667,015
	Other assets less liabilities - (4.2)%	(12,303,465)

	Net Assets - 100.0%	$292,363,550

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $276,336,901. The net unrealized appreciation was $28,330,114, which consisted of aggregate gross unrealized appreciation of $52,909,799 and aggregate gross unrealized depreciation of $24,579,685.

This Fund has holdings greater than 10% of net assets in the following country:

China	18.0%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of January 31, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The value of options held in PowerShares S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares FTSE RAFI US 1000 Portfolio
Equity Securities	$4,814,897,394	$—	$225,476	$4,815,122,870

PowerShares Russell 2000 Equal Weight Portfolio
Equity Securities	$15,922,023	$—	$1,567	$15,923,590

PowerShares Russell 2000 Pure Value Portfolio
Equity Securities	$94,634,367	$—	$87,252	$94,721,619

PowerShares Zacks Micro Cap Portfolio
Equity Securities	$27,009,557	$—	$2,209	$27,011,766

PowerShares Global Listed Private Equity Portfolio
Equity Securities	$291,091,299	$—	$—	$291,091,299
Swap Agreements(a)	—	(287,626)	—	(287,626)

Total Investments	$291,091,299	$(287,626)	$—	$290,803,673

PowerShares Golden Dragon China Portfolio
Equity Securities	$152,187,060	$—	$0	$152,187,060

PowerShares Dynamic Biotechnology & Genome Portfolio
Equity Securities	$267,473,403	$—	$338,011	$267,811,414

PowerShares DWA Healthcare Momentum Portfolio
Equity Securities	$60,806,196	$—	$14,948	$60,821,144

(a)	Unrealized appreciation (depreciation).

Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

	Value
	PowerShares Global Listed Private Equity Portfolio	PowerShares S&P 500 BuyWrite Portfolio
Derivative Assets	Equity Risk
Unrealized appreciation on swap agreements — OTC	$2,029	$—

Total Derivative Assets	$2,029	$—

Derivatives not subject to master netting agreements	—	—

Total Derivative Assets subject to master netting agreements	$2,029	$—

Derivative Liabilities	Equity Risk
Options written, at value — Exchange-Traded	$—	$(2,447,370)
Unrealized depreciation on swap agreements — OTC	(289,655)	—

Total Derivative Liabilities	$(289,655)	$(2,447,370)

Derivatives not subject to master netting agreements	—	2,447,370

Total Derivative Liabilities subject to master netting agreements	$(289,655)	$—

Effect of Derivative Investments for the nine months ended January 31, 2017

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares Global Listed Private Equity Portolio	PowerShares S&P 500 BuyWrite Portfolio
	Equity Risk
Realized Gain (Loss):
Options written	$—	$(5,432,237)
Swap agreements	4,510,543	—
Change in Net Unrealized Appreciation (Depreciation):
Options written	—	(1,649,829)
Swap agreements	938,770	—

Total	$5,449,313	$(7,082,066)

The table below summarizes the average notional value of options written and swap agreements outstanding during the period.

	Average Notional Value
	PowerShares Global Listed Private Equity Portfolio	PowerShares S&P 500 BuyWrite Portfolio
Options written	$—	$285,300,222
Swap agreements	27,044,726	—

S&P 500 BuyWrite Portfolio

Open Options Written - Equity Risk
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Unrealized Appreciation (Depreciation)	Notional Value*	Value
Call Option S&P 500 Index	February - 2017	$2,275	1,278	$(2,428,799)	$(18,571)	$290,745,000	$(2,447,370)

*	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

Options Written Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	1,452	$3,729,398
Written	12,007	30,136,500
Closed	(8,149)	(21,155,602)
Expired	(4,032)	(10,281,497)

End of period	1,278	$2,428,799

Global Listed Private Equity Portfolio

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/Receive	Reference Entity	Rate	Termination Date	Notional Value(a)		Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 65 basis points	October-2017		$12,071,765	$2,029
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Month LIBOR plus 65 basis points	October-2017		1,890,337	(58,754)
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 65 basis points	October-2017		12,115,978	(227,903)
Morgan Stanley Capital Services LLC	Receive	Riverstone Energy Ltd.	1-Month LIBOR plus 85 basis points	August-2018	GBP	2,618,926	(2,998)

Total Open Over-The-Counter Total Return Swap Agreements - Equity Risk							$(287,626)

Investment Abbreviations:

GBP-Pound Sterling

LIBOR-London Interbank Offered Rate

(a)	Notional Value is denominated in U.S. Dollars unless otherwise noted.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	3/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	3/29/2017

By (Signature and Title)	/s/ Steven Hill
Steven Hill
Treasurer

Date	3/29/2017